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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                                811-2731
      --------------------------------------------------------------------------


                           Tax-Free Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:      3/31
                         ---------------

Date of reporting period:    9/30/03
                         ---------------

                     SEMI-ANNUAL REPORT / SEPTEMBER 30, 2003

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                              CASH MANAGEMENT CLASS

                                  [COVER IMAGE]

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    DIRECTORS

Bob R. Baker                                                    Robert H. Graham
James T. Bunch                                                   Gerald J. Lewis
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                                       Larry Soll
                                                              Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome                                               Sr. Vice President
Gary T. Crum                                                  Sr. Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

        THIS MATERIAL IS PREPARED FOR INSTITUTIONAL INVESTOR USE ONLY AND
            MAY NOT BE QUOTED, REPRODUCED OR SHOWN TO MEMBERS OF THE
      PUBLIC, NOR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.

TFIT-SAR-3

[AIM LOGO]

                    LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report on the performance of the Cash
ROBERT H.           Management Class of the Cash Reserve Portfolio of Tax-Free
GRAHAM]             Investments Co., a money market fund investing in short-term municipal bonds of the highest credit ratings. The report is for the six-month period ended September 30, 2003.

                        Low interest rates and the economic climate resulted in
                    low yields for money market investments.

                        From the beginning of the reporting period until June
                    25, 2003, the federal funds rate remained at 1.25%. In June, the Federal Reserve lowered the rate to 1.00%, its lowest level since 1958. At the end of the reporting period, the yield on the 10-year Treasury note was 3.96%. The federal funds rate does not mandate the rates offered on municipal bonds; however, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

    The growth rate of the gross domestic product (GDP) improved during the reporting period. GDP growth for the first quarter of 2003 had been 1.4%, annualized, and for the second quarter, which ended June 30, 2003, it was 3.3%, annualized. After the close of the reporting period, on October 30, 2003, the advance estimate for the third quarter was released. Third-quarter GDP growth was estimated at 7.2%, annualized.

    The job market was comparatively weak throughout the period, with the U.S. unemployment rate varying from 5.8% in March 2003, to a high of 6.4% in June, and back to 6.1% in both August and September.

    Consumer confidence rose at the beginning of the period and then declined during the final month. In April 2003, the Consumer Confidence Index rose to
81.0 from 61.4 the previous month. In September 2003, the index fell nearly five points to 76.8 from the August reading of 81.7. (The Conference Board's Consumer Confidence Index is based on a monthly survey of a representative sample of 5,000 U.S. households. Responses are measured against consumer confidence measured in 1985. The 1985 level is given a value of 100.) The decline in September 2003 has been attributed to the continuing weakness in the job market.

================================================================================

YIELDS AS OF 9/30/03

                                              Monthly        Seven-Day
                                               Yield         SEC Yield
                                              ------         ---------
Cash Reserve Portfolio,                         0.68%          0.78%
Cash Management Class
iMoneyNet Tax-Free Money Fund                   0.58%          0.67%
Averages Institutions Only--Trademark--
iMoneyNet All Tax-Free                          0.42%          0.50%
Money Funds Averages--Trademark--

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The All Tax-Free Money Fund Average is the average performance of all funds that invest in short-term municipal securities and are exempt from federal taxation that are tracked by iMoneynet, Inc. The Institutions Only category consists of funds that invest in tax-exempt obligations, including state and municipal authorities.

================================================================================

YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2003, Cash Reserve Portfolio, Cash Management Class, outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.

    Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in securities that, at the time of investment, are "First Tier," as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment in a money market fund is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CLOSING

I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

    As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

    We hope you find this report informative. AIM is intent on providing safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help. We remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President

SCHEDULE OF INVESTMENTS

September 30, 2003
(Unaudited)


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.09%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.20%, 12/01/26(b)(c)                         A-1+   VMIG-1    $19,600   $   19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  1.28%, 05/01/07(b)(c)                           --   VMIG-1      5,025        5,025,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank of
  Alabama)
  1.23%, 06/01/16(b)(c)                           --   VMIG-1      2,225        2,225,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP 1.15%,
    01/01/43 (Acquired 11/05/02; Cost
    $4,100,000)(c)(d)(e)                        A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP 5.50%,
    01/01/04 (Acquired 04/16/03; Cost
    $4,870,000)(c)(d)(e)                        A-1+       --      4,870        4,870,000
-----------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 200 RB (LOC-AmSouth
  Bank)
  1.23%, 11/01/24(b)(c)                          A-1       --      6,200        6,200,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Health Care Authority;
  Health Care Facilities Series 1992 B RB
  6.63%, 06/01/04(f)(g)                          AAA      Aaa      2,500        2,643,717
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Jefferson (County of); Refunding Unlimited
  Tax Series 2002 A GO Wts.
  4.00%, 04/01/04                                 AA      Aa3    $ 1,000   $    1,015,386
-----------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC-Branch Banking & Trust)
  1.10%, 07/01/15(b)(c)                           --   VMIG-1      5,180        5,180,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.10%, 10/01/25(b)(c)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Talladega (County of) (School Warrants);
  Special Obligation School Warrants VRD
  Series 2003 RB (LOC-Regions Bank)
  1.11%, 02/01/31(b)(c)                           --   VMIG-1      6,885        6,885,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.28%, 10/01/23(b)(c)                           --   VMIG-1      7,112        7,112,000
=========================================================================================
                                                                               76,856,103
=========================================================================================

ALASKA-0.14%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.30%, 12/01/03(b)(n)                          A-1       --      2,390        2,390,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.15%, 06/01/06 (Acquired 12/27/02; Cost
  $1,200,000)(b)(c)(d)                            --      Aa1    $ 1,200   $    1,200,000
=========================================================================================
                                                                                3,590,000
=========================================================================================

ARIZONA-1.14%

Casa Grande (City of) Industrial Development
  Authority (Center Park Properties);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,810        1,810,000
-----------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Maricopa (County of) Industrial Development
  Authority (Gran Victoria Housing LLC
  Project); Multi-Family Housing VRD Series
  2000 A RB (CEP-Federal National Mortgage
  Association
  1.10%, 04/15/30(c)                            A-1+       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Maricopa (County of) School District No. 11
  (Peoria Unified School); Refunding &
  Improvement Limited Tax Series 2003 GO
  1.25%, 07/01/04(h)                             AAA      Aaa      4,100        4,112,496
-----------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  No. 097 (Deer Valley); Refunding Unlimited
  Tax Series 2003 GO
  4.00%, 07/01/04(h)                              --      Aaa      3,165        3,239,408
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Peoria (City of) (Projects of 1990, 1994 &
  2000); Unlimited Tax Series 2003 A GO
  5.00%, 07/01/04(h)                             AAA      Aaa    $ 5,900   $    6,082,629
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Series 2003 P Commercial Paper Notes
  (LOC-Dexia Public Finance)
  0.85%, 11/19/03(b)                            A-1+      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP-Federal
  Home Loan Bank)
  1.13%, 10/01/25(c)                            A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Valley of the Sun YMCA Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.25%, 01/01/31(b)(i)                         A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.15%, 10/01/22(b)(c)                          A-1   VMIG-1      2,000        2,000,000
=========================================================================================
                                                                               28,264,533
=========================================================================================

ARKANSAS-0.18%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/08(b)(c)(j)                        --       --      3,065        3,065,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      Aaa      1,420        1,422,462
=========================================================================================
                                                                                4,487,462
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-2.67%

Adams & Arapahoe (Counties of) Joint School
  District No. 28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa    $ 4,140   $    4,146,482
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.15%, 11/01/21(b)(c)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(b)(c)                         A-1+       --      2,010        2,010,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.15%, 12/01/33(b)(c)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.12%, 01/01/31(b)(c)                         A-1+       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 12/01/20(b)(c)                         A-1+       --      1,600        1,600,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 07/01/32(b)(c)                         A-1+       --      4,210        4,210,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority; Multi-Family Insured Mortgage
  VRD Series 2002 AA RB
  1.07%, 10/01/30(c)(h)                           --   VMIG-1    $ 2,270   $    2,270,000
-----------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 03/15/23(b)(c)                         A-1+       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (KY Circle Village
  Project); VRD Series 2000 RB (LOC-U.S. Bank
  N.A.)
  1.12%, 10/01/29(b)(c)                         A-1+       --      1,820        1,820,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E. Webb
  Municipal Office Building); Refunding VRD
  Series 2003 C2 RB
  1.05%, 12/01/29(c)(h)                         A-1+   VMIG-1     23,400       23,400,000
-----------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax;
  Refunding Series 2003 RB
  2.00%, 11/01/03(h)                             AAA      Aaa      1,040        1,040,819
-----------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No.2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/22(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water); VRD Series 2003 PT-1872 RB
  1.13%, 12/01/22 (Acquired 05/29/03; Cost
  $7,860,000)(c)(d)(e)(j)                         --       --      7,860        7,860,000
=========================================================================================
                                                                               66,487,301
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

CONNECTICUT-0.06%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR (LOC-Citizens
  Bank of Massachusetts)
  1.00%, 12/01/15(b)(k)                         A-1+       --    $ 1,400   $    1,400,000
=========================================================================================

DELAWARE-0.33%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB (LOC-Citizens Bank of
  Pennsylvania)
  1.10%, 07/01/33(b)(c)                         A-1+       --      8,250        8,250,000
=========================================================================================

DISTRICT OF COLUMBIA-0.36%

District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(f)(g)                          AAA      NRR      1,000        1,020,000
-----------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 IDR
  (LOC-First Union National Bank)
  1.15%, 08/01/29 (Acquired 09/26/03; Cost
  $2,015,000)(b)(c)(d)                           A-1       --      2,015        2,015,000
-----------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax Series
  1994 B GO
  1.07%, 06/01/30(c)(h)                          AAA      Aaa      1,320        1,320,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD
  Series 2003 A12 RB
  1.15%, 10/01/17 (Acquired 02/24/03; Cost
  $4,680,000)(c)(d)(e)                            --   VMIG-1      4,680        4,680,000
=========================================================================================
                                                                                9,035,000
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


FLORIDA-6.12%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  1.16%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/25(b)(c)                         A-1+       --      1,950        1,950,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Refunding Unlimited Tax Capital Outlay
  Series 1993 A GO
  5.00%, 06/01/04                                AA+      Aa2      1,200        1,231,041
-----------------------------------------------------------------------------------------
Halifax Hospital Medical Center (Florida
  Health Care Plan Inc. Project); Health Care
  Facilities VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.10%, 12/01/13(b)(c)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2000 A RB
  1.10%, 12/01/26(c)(h)                         A-1+   VMIG-1     30,900       30,900,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2003 A RB (LOC-SunTrust Bank)
  1.10%, 11/15/32(b)(c)                         A-1+   VMIG-1      1,150        1,150,000
-----------------------------------------------------------------------------------------
Hillsborough (County of) Aviation Authority
  (Delta Airlines); Refunding Special Purpose
  VRD Series 2000 IDR (LOC-General Electric
  Capital Corp.)
  1.12%, 12/01/30(b)(c)                         A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(b)(c)(d)(j)                         --       --    $ 2,300   $    2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC-Bank of America N.A.)
  1.15%, 06/01/22(b)(c)                           --   VMIG-1     12,555       12,555,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper
  Notes
  0.90%, 04/01/04                                 --   VMIG-1     19,000       19,000,000
-----------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB (LOC-AmSouth
  Bank of Florida)
  1.15%, 10/01/30(b)(c)                           --   VMIG-1     13,575       13,575,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.13%, 10/01/18 (Acquired 10/10/02; Cost
  $9,140,000)(c)(d)(e)                          A-1+       --      9,140        9,140,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/25(b)(c)(j)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project)); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.15%, 12/01/19(b)(c)(j)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  1.14%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(c)(d)(e)                          A-1       --    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.15%, 08/01/19(b)(c)(j)                        --       --      1,550        1,550,000
-----------------------------------------------------------------------------------------
North Miami Beach (City of); Unlimited Tax
  Series 1994 GO
  6.30%, 02/01/04(f)(g)                          AAA      Aaa      2,515        2,609,466
-----------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 11/01/28 (Acquired
  01/29/02-05/02/03; Cost
  $1,895,000)(b)(c)(d)(j)                         --       --      1,895        1,895,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.13%, 02/01/23(b)(c)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 12/01/31(b)(c)(j)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.15%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,035,000)(b)(c)(d)(j)                         --       --      5,035        5,035,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Lucie (County of) Industrial Development
  (Florida Convalescent Centers Project);
  Refunding VRD Series 1988 IDR (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/11(b)(k)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(f)(g)                          NRR      NRR      3,400        3,468,000
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.15%, 07/01/22(b)(c)(j)                        --       --      5,245        5,245,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.12%, 05/01/28(b)(c)                          A-1       --        900          900,000
=========================================================================================
                                                                              152,238,507
=========================================================================================

GEORGIA-3.25%

Albany (City of)-Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital); VRD Series 2002 RAC
  1.23%, 09/01/32(h)(i)                           --   VMIG-1      3,800        3,800,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              MIG-1    SP-1+     13,500       13,515,644
-----------------------------------------------------------------------------------------
Columbia (County of) Elderly Authority
  (Augusta Resource Center on Aging);
  Residential Care Facilities VRD Series 1990
  RB (LOC-Wachovia Bank N.A.)
  1.05%, 01/01/21(b)(c)                           --   VMIG-1      2,180        2,180,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.15%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(c)(d)(e)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.10%, 06/01/15(b)(c)                          A-1       --    $ 1,600   $    1,600,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,043,505
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.05%, 10/01/14(b)(c)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.18%, 10/01/32(b)(c)                           --   VMIG-1      7,390        7,390,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.10%, 11/01/27(b)(c)                           --   VMIG-1      2,310        2,310,000
=========================================================================================
                                                                               80,839,149
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.15%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  1.15%, 07/01/18 (Acquired 02/27/03; Cost
  $3,900,000)(c)(d)(e)                            --   VMIG-1      3,900        3,900,000
=========================================================================================
                                                                                9,900,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

IDAHO-0.15%

Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 12/01/21(b)(c)                           --   VMIG-1    $ 3,845   $    3,845,000
=========================================================================================

ILLINOIS-14.81%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Limited Tax Multi-State
  Non-AMT VRD Series 2001-34 Ctfs.
  1.18%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.14%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(c)(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.14%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(c)(d)(e)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax VRD Series 2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      2,450        2,450,000
-----------------------------------------------------------------------------------------
Chicago (City of) Park District; Series 2003
  A TAN
  1.75%, 05/01/04                                 --    MIG-1     19,500       19,595,681
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series A RB
  5.75%, 12/01/03(f)(g)                          AAA      Aaa      7,000        7,194,159
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(f)(g)                          AAA      NRR      1,000        1,034,167
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Chicago (City of); Equipment Notes Unlimited
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa    $ 1,635   $    1,652,294
-----------------------------------------------------------------------------------------
Chicago (City of); Projects & Refunding
  Unlimited Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,203,680
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(g)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series
  2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.15%, 01/01/29 (Acquired 05/02/02; Cost
  $5,500,000)(c)(d)(e)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.15%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(c)(d)(e)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.23%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(c)(d)(e)                          A-1+       --      4,950        4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  1.15%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(c)(d)(e)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A
  COP
  1.15%, 06/01/15 (Acquired 06/12/03; Cost
  $3,775,000)(c)(d)(e)                          A-1+       --      3,775        3,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.15%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(c)(d)(e)                          A-1+       --    $ 7,340   $    7,340,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP
  1.15%, 12/01/14 (Acquired 05/14/03; Cost
  $2,800,000)(c)(d)(e)                          A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.15%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(c)(d)(e)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago);
  Limited Tax VRD Series 2000 A12 GO
    1.15%, 01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(c)(d)(e)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  Limited Tax VRD Series 2002 A44 GO
    1.15%, 01/01/20 (Acquired 08/02/02; Cost
    $7,875,000)(c)(d)(e)                          --   VMIG-1      7,875        7,875,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  Unlimited Tax VRD Series 2001 A93 GO 1.15%,
    07/01/27 (Acquired 10/10/01; Cost
    $3,680,000)(c)(d)(e)                          --   VMIG-1      3,680        3,680,000
-----------------------------------------------------------------------------------------
  Unlimited Tax VRD Series 2002 A41 GO
    1.15%, 06/01/17 (Acquired 07/25/02-
    10/31/02; Cost $17,920,000)(c)(d)(e)          --   VMIG-1     17,920       17,920,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (Cook County); Unlimited
  VRD Tax Series 2003 B11 GO
  1.15%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(c)(d)(e)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Series 2001 A124 GO
  1.15%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,550,000)(c)(d)(e)                           A-1       --      6,550        6,550,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO
  1.15%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project); Refunding Multi-Family Housing
  VRD Series 2000 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.07%, 03/01/30(c)                            A-1+       --      4,845        4,845,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.15%, 08/01/26(b)(c)                         A-1+       --      2,273        2,273,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.10%, 06/01/17(b)(c)                          A-1       --      9,300        9,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 11/01/27(b)(c)                          A-1       --      9,500        9,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Project);
  VRD Series 1999 RB (LOC-LaSalle Bank N.A.)
  1.12%, 01/01/19 (Acquired 09/24/03; Cost
  $4,100,000)(b)(c)(d)                           A-1       --    $ 4,100   $    4,100,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Con Edison Co. Project);
  Refunding VRD Series 1994 C RB (LOC-ABN
  Amro Bank N.V.)
  1.08%, 03/01/09(b)(c)                         A-1+      P-1      9,800        9,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern Healthcare
  Corp.);
  VRD Series 2001 A RB
    1.10%, 05/01/31(c)                           A-1   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 C RB
    1.10%, 05/01/31(c)                          A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/24(b)(c)                         A-1+       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 A RN (LOC-Harris Trust &
  Savings Bank)
  1.10%, 06/30/04(b)(c)                         A-1+       --      6,240        6,240,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation of
  Metropolitan Chicago Projects); VRD Series
  2002 RB
  1.25%, 09/01/32(h)(i)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation Projects); VRD
  Series 1999 RB
  1.10%, 09/01/24(c)(h)                           --   VMIG-1      5,355        5,355,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1    $ 2,800   $    2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,825        2,825,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 07/01/41 (Acquired
  01/29/03-07/30/03; Cost
  $2,975,000)(b)(c)(d)                           A-1       --      2,975        2,975,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.15%, 09/01/32(b)(c)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metro Chicago Project);
  VRD Series 2001 RB (LOC-Harris Trust &
  Savings Bank)
  1.22%, 06/01/29(b)(i)                         A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.15%, 03/01/32(b)(c)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  VRD Series 1992 RB (LOC-First National
  Bank)
  1.15%, 10/01/26(b)(c)                           --   VMIG-1    $ 1,300   $    1,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-American National
  Bank & Trust)
  1.15%, 06/01/29(b)(c)                          A-1       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  VRD Series 1985 L RB
  1.10%, 12/15/25(c)                              --   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 RB
  1.10%, 12/01/25(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.15%, 02/15/19(b)(c)                          A-1       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); VRD Series
  1999 B RB
  1.15%, 11/15/29(c)(h)                          A-1   VMIG-1      1,050        1,050,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bromenn Healthcare); VRD Series
  2002 RB (LOC-Harris Trust & Savings Bank)
  1.20%, 08/15/32(b)(i)                         A-1+       --      1,500        1,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 IDR (LOC-American National Bank
  & Trust)
  1.15%, 04/01/33(b)(c)                          A-1       --      1,600        1,600,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.10%, 02/01/34(c)(h)                          A-1   VMIG-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.15%, 05/15/26(b)(c)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,190,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 2002 B RB
  1.20%, 08/15/09(i)                            A-1+   VMIG-1      2,800        2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.10%, 01/01/16(c)(h)                           --   VMIG-1     10,800       10,800,000
-----------------------------------------------------------------------------------------
  1.10%, 01/01/17(c)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series
  2002 RB
  5.00%, 06/15/04                                AAA      Aa3      1,000        1,027,566
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  2003 GO
  2.00%, 01/15/04                              SP-1+    MIG-1      5,000        5,015,032
-----------------------------------------------------------------------------------------
  1.50%, 03/15/04                              SP-1+    MIG-1      5,000        5,012,366
-----------------------------------------------------------------------------------------
  2.00%, 04/15/04                              SP-1+    MIG-1      5,000        5,027,418
-----------------------------------------------------------------------------------------
  1.50%, 05/15/04                              SP-1+    MIG-1      5,000        5,016,567
-----------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.15%, 12/01/21(b)(c)                         A-1+       --      5,000        5,000,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-LaSalle National
  Bank)
  1.10%, 12/01/04(b)(c)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Sangamon (County of) School District (No.186
  Springfield); Series 2003 TAN
  2.00%, 12/18/03                              SP-1+       --    $ 5,000   $    5,009,027
-----------------------------------------------------------------------------------------
Schaumburg (City of) (Treehouse II Apartments
  Project); Refunding Multi-Family Housing
  VRD Series 1999 RB (CEP-Federal National
  Mortgage Association)
  1.05%, 12/15/29(c)                            A-1+       --     12,185       12,185,000
-----------------------------------------------------------------------------------------
Winnebago & Boone (Counties of) Community
  High School District No.207; Unlimited Tax
  Series 1994 GO
  6.25%, 12/30/03(f)(g)                          AAA      Aaa      1,200        1,215,515
=========================================================================================
                                                                              368,221,472
=========================================================================================

INDIANA-0.98%

Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,507,188
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Midyear Funding
  Program Notes); Series 2003 A RN
  1.25%, 04/15/04                              SP-1+    MIG-1      9,000        9,015,370
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society);
  Educational Facilities VRD Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.15%, 08/01/31 (Acquired
  01/23/02-09/03/03; Cost
  $6,140,000)(b)(c)(d)                           A-1       --      6,140        6,140,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College of Indiana);
  Educational Facilities VRD Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.15%, 10/01/19(b)(c)                          A-1       --      1,215        1,215,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.10%, 11/01/20(b)(c)                          A-1       --    $ 2,345   $    2,345,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Fayette Memorial
  Hospital Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.25%, 10/01/32(b)(i)                         A-1+       --      3,100        3,100,000
=========================================================================================
                                                                               24,322,558
=========================================================================================

IOWA-0.67%

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America N.A.)
  1.15%, 02/01/33(b)(c)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2003 A RN
  2.00%, 06/18/04(h)                              --    MIG-1      7,500        7,560,984
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.30%, 04/01/32(i)                            A-1+       --      7,000        7,000,000
=========================================================================================
                                                                               16,560,984
=========================================================================================

KANSAS-0.81%

Johnson (County of) Unified School District
  No.229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,180,000
-----------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Department of Commerce &
  Housing); Impact Series 2001 RB
  3.50%, 06/01/04(h)                             AAA      Aaa      1,000        1,017,531
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.15%, 05/15/32(b)(c)                          A-1       --    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Manhattan (City of) (Parker Hannifin Inc.
  Project); Refunding VRD Series 1994 IDR
  (LOC-Wachovia Bank of Georgia)
  1.05%, 09/01/09(b)(c)                           --      Aa2      4,000        4,000,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.15%, 11/01/18(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.15%, 08/01/09 (Acquired 02/15/01; Cost
  $3,550,000)(b)(c)(d)                          A-1+       --      3,550        3,550,000
=========================================================================================
                                                                               20,247,531
=========================================================================================

KENTUCKY-1.89%

Kenton (County of) Airport Board; Special
  Facilities VRD Series 2000 B IDR
  (LOC-General Electric Capital Corp.)
  1.12%, 10/01/30(b)(c)                         A-1+   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-
  Ewing); VRD Series 2000 RB (LOC-First Union
  National Bank N.A.)
  1.15%, 06/01/33(b)(c)                          A-1       --     18,080       18,080,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Newport (City of) League of Cities Funding
  Trust; Lease Program VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.13%, 04/01/32(b)(c)                           --   VMIG-1    $25,600   $   25,600,000
=========================================================================================
                                                                               46,980,000
=========================================================================================

LOUISIANA-0.81%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.15%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board Inc. (George J. Ackel, Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.10%, 12/01/04(b)(c)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series
  2003 RB
  5.00%, 06/01/04(h)                             AAA      Aaa      1,810        1,858,464
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  1.28%, 09/01/16 (Acquired 08/15/01; Cost
  $3,595,000)(b)(c)(d)                            --   VMIG-1      3,595        3,595,000
-----------------------------------------------------------------------------------------
Shreveport (City of); Refunding Water & Sewer
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,296,476
=========================================================================================
                                                                               20,189,940
=========================================================================================

MAINE-0.32%

Cumberland (County of); Unlimited Tax Series
  2003 TAN
  2.00%, 11/14/03(l)                              --       --      8,000        8,008,553
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MARYLAND-0.58%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.15%, 01/01/27(b)(c)                          A-1       --    $ 6,000   $    6,000,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank Trust Co.)
  1.30%, 12/01/03(b)(g)(n)                       A-1       --      1,055        1,055,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC-Branch
  Banking & Trust)
  1.10%, 04/01/28(b)(c)                           --   VMIG-1      3,600        3,600,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Maryland Health &
  Higher Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  1.14%, 08/15/38 (Acquired 06/19/03; Cost
  $3,800,000)(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=========================================================================================
                                                                               14,455,000
=========================================================================================

MASSACHUSETTS-0.13%

Framingham (City of); Unlimited Tax Series
  2003 BAN
  1.25%, 03/30/04                                 --    MIG-1      2,283        2,286,368
-----------------------------------------------------------------------------------------
Massachusetts (State of); Ltd Tax
  Consolidated Loan Series 1994 B GO
  6.00%, 08/01/04(f)(g)                          NRR      NRR        975        1,034,560
=========================================================================================
                                                                                3,320,928
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MICHIGAN-3.06%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited
  Tax VRD Series 1998 IDR (LOC-Comerica Bank)
  1.10%, 10/01/23(b)(c)(l)                        --       --    $ 8,900   $    8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); Unlimited Tax VRD Series
  2002-6014 Class A COP
  1.15%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(c)(d)(e)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools;
  Unlimited Tax Series 1995 GO
  5.50%, 05/01/04(f)(g)                          AAA      Aaa      1,000        1,036,270
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB 1.15%, 07/01/32
    (Acquired 10/31/01; Cost
    $4,935,000)(c)(d)(e)                          --   VMIG-1      4,935        4,935,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB 1.15%, 07/01/26
    (Acquired 07/09/03; Cost
    $4,530,000)(c)(d)(e)                          --   VMIG-1      4,530        4,530,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water
  Supply System); Sr. Lien VRD Series 2000 D
  RB
  1.15%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Macomb (County of) Hospital Finance Authority
  (Mount Clemens General Hospital); Refunding
  VRD Series 2003 A-1 RB (LOC-Comerica Bank)
  1.20%, 10/01/20(b)(i)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Michigan (State of) Comprehensive
  Transportation Fund; Series 2002 B RB
  4.00%, 05/15/04                                AAA      Aa3      1,300        1,323,592
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                           SP-1+       --    $ 8,000   $    8,068,626
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Peachwood
  Center Associates); Refunding Limited Tax
  VRD Series 1995 RB (LOC-Standard Federal
  Bank)
  1.10%, 11/01/27(b)(c)                          A-1       --     13,300       13,300,000
-----------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project); Economic Development
  VRD Series 2001 RB (LOC-Bank One Michigan
  N.A.)
  1.15%, 10/01/31(b)(c)                          A-1       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
St. Joseph (City of) Hospital Finance
  Authority (Lakeland Hospital at Niles); VRD
  Series 2002 RB
  1.05%, 01/01/32(c)(h)                          A-1       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(h)                             AAA      Aaa      1,000        1,020,024
=========================================================================================
                                                                               76,218,512
=========================================================================================

MINNESOTA-5.09%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.16%, 09/01/14(b)(c)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (Southern Minnesota Power
  Agency); Power Supply System Series
  2002-339 COP
  1.13%, 01/01/13 (Acquired 07/31/03; Cost
  $9,310,000)(c)(d)(e)                          A-1+       --      9,310        9,310,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  1.13%, 03/01/21 (Acquired 07/31/03; Cost
  $14,090,000)(c)(d)(e)                          A-1       --    $14,090   $   14,090,000
-----------------------------------------------------------------------------------------
Mahtomedi (City of) Independent School
  District No. 832; Refunding Unlimited Tax
  Series 2002 B GO
  3.00%, 02/01/04                                 --      Aa2      1,455        1,465,060
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.30%, 05/01/26(b)(i)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (St. Olaf College);
  (LOC-Harris Trust & Savings Bank)
  VRD Series 2000 5H RB
    1.20%, 10/01/30(b)(i)                         --   VMIG-1      1,600        1,600,000
-----------------------------------------------------------------------------------------
  VRD Series 2002 5M2 RB
    1.20%, 10/01/20(b)(i)                         --   VMIG-1      1,900        1,900,000
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax &
  Aid Anticipation Borrowing Program; Aid
  Anticipation Ctfs. Series 2003 A RB
  1.75%, 08/27/04                                 --    MIG-1     10,000       10,071,775
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  Series 2000 B
    0.80%, 10/21/03                             A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  Series 2001 A
    0.80%, 10/22/03                             A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.80%, 10/28/03                             A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  Series 2001 B
    0.93%, 11/18/03                             A-1+       --     10,600       10,600,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.85%, 11/20/03                             A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.15%, 05/01/27(b)(c)                           --   VMIG-1    $14,260   $   14,260,000
-----------------------------------------------------------------------------------------
White Bear Lake (City of) Independent School
  District No. 624; Refunding Tax School
  Building Unlimited Tax Series 2002 C GO
  3.00%, 02/01/04(h)                             AAA      Aaa      1,010        1,016,981
=========================================================================================
                                                                              126,613,816
=========================================================================================

MISSISSIPPI-1.47%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002- 22 Ctfs.
  1.20%, 06/23/04 (Acquired 09/10/03; Cost
  $9,995,000)(c)(d)(e)(g)(m)                      --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); Unlimited Tax VRD Series
  2002-6018 Class A COP
  1.15%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(c)(d)(e)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.15%, 11/01/18(b)(c)                          A-1       --      4,800        4,800,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  1.28%, 07/01/23 (Acquired 07/17/03; Cost
  $10,000,000)(b)(c)(d)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.15%, 10/01/20(c)(h)                           --   VMIG-1    $ 8,690   $    8,690,000
=========================================================================================
                                                                               36,685,000
=========================================================================================

MISSOURI-0.17%

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.12%, 09/01/10(c)                            A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.15%, 09/01/22(b)(c)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                                4,115,000
=========================================================================================

MONTANA-0.32%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --        985          985,000
-----------------------------------------------------------------------------------------
Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.15%, 08/01/27(b)(c)(j)                        --       --      6,900        6,900,000
=========================================================================================
                                                                                7,885,000
=========================================================================================

NEBRASKA-2.02%

Lincoln (City of); Various Purpose Unlimited
  Tax Series 2003 GO
  3.00%, 06/15/04                                AAA      Aaa      1,340        1,360,159
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NEBRASKA-(CONTINUED)

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 E RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,068,306
=========================================================================================
                                                                               50,213,465
=========================================================================================

NEVADA-0.46%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.18%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Clark (County of) School District; Building &
  Renovation Limited Tax Series 1997 B GO
  5.75%, 06/15/04(h)                             AAA      Aaa      1,000        1,033,932
-----------------------------------------------------------------------------------------
Henderson (City of); Refunding Building
  Limited Tax Series 2003 A GO
  2.00%, 06/01/04(h)                             AAA      Aaa      2,050        2,065,585
-----------------------------------------------------------------------------------------
Las Vegas (City of); Refunding Redevelopment
  Projects Limited Tax Series 2003 A GO
  2.00%, 06/15/04                                AA-      Aa3      1,170        1,179,004
-----------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements
  Limited Tax Series 1996 A GO
  6.00%, 05/15/04(f)                              AA      Aa2      1,530        1,576,589
=========================================================================================
                                                                               11,355,110
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.14%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(c)(d)(e)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.06%

Bernalillo (County of); Series 2003 TRAN
  1.50%, 06/30/04                                 --    MIG-1     25,000       25,110,763
-----------------------------------------------------------------------------------------
Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(h)                              --      Aaa      1,200        1,231,276
=========================================================================================
                                                                               26,342,039
=========================================================================================

NORTH CAROLINA-2.19%

North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University
  Foundation); Student Housing Facilities VRD
  Series 2001 RB (LOC-First Union National
  Bank)
  1.15%, 07/01/32(b)(c)                           --   VMIG-1     18,745       18,745,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 04/01/12(b)(c)(j)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Cleveland Regional Medical
  Center Project); Health Care Facilities VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)(j)                        --       --     12,115       12,115,000
=========================================================================================
                                                                               54,360,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-5.73%

Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB (LOC-National
  City Bank)
  1.14%, 12/01/21(b)(c)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC-National City Bank)
  1.14%, 11/01/13(b)(c)                           --   VMIG-1      2,185        2,185,000
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2003 BAN
  2.00%, 03/18/04(j)                              --       --      2,705        2,716,109
-----------------------------------------------------------------------------------------
Columbus (City of); Refunding Sewer VRD
  Series 1994 RB
  1.10%, 06/01/11(c)                            A-1+   VMIG-1      3,500        3,500,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.10%, 02/01/29(b)(c)                         A-1+       --     23,385       23,385,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  1.15%, 11/15/19(b)(c)                          A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) (Radiation Sterilizers);
  VRD Series 1984 IDR (LOC-American National
  Bank & Trust)
  1.10%, 12/01/04(b)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Kettering (City of) School District; School
  Improvement Unlimited Tax Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,937,017
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding Hospital VRD Series
  1996 B RB (LOC-Bank One N.A.)
  1.09%, 06/01/12(b)(c)                          A-1   VMIG-1      5,110        5,110,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  1.17%, 05/01/26(b)(c)(l)                        --       --    $15,595   $   15,595,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.09%, 06/01/25(b)(c)                          A-1       --      9,495        9,495,000
-----------------------------------------------------------------------------------------
Lucas (County of) Health Care Facilities
  (Sunset Retirement Communities); Refunding
  & Improvement VRD Series 2000 B RB
  (LOC-Fifth Third Bank)
  1.10%, 08/15/30(b)(c)                           --   VMIG-1      3,100        3,100,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.14%, 12/01/27(b)(c)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation
  District; Water Series 1994 RB
  7.75%, 05/15/04(f)(g)                          NRR      NRR      8,000        8,491,760
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.10%, 08/01/20(b)(c)                          A-1       --      4,745        4,745,000
-----------------------------------------------------------------------------------------
Maumee (City of) School District; Unlimited
  Tax Series 2003 BAN
  2.00%, 10/28/03                              SP-1+       --      4,500        4,503,539
-----------------------------------------------------------------------------------------
Middleburg Heights (City of) Hospitals
  (Southwest General Health Center);
  Improvement VRD Series 1997 RB (LOC-Fifth
  Third Bank)
  1.14%, 08/15/22(b)(c)                         A-1+       --      5,615        5,615,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(f)(g)                           AA      Aa2    $ 1,750   $    1,785,000
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,688,079
-----------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.10%, 05/01/07(b)(c)                          A-1       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,542,336
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.14%, 05/01/17(b)(c)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Limited Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,277,924
-----------------------------------------------------------------------------------------
University of Toledo General Receipts Bonds;
  VRD Series 2002 RB
  1.20%, 06/01/32(h)(i)                         A-1+   VMIG-1      4,875        4,875,000
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,265,887
-----------------------------------------------------------------------------------------
Youngstown (City of) School District;
  Unlimited Tax Series 2003-3 BAN
  2.00%, 05/05/04                                 --    MIG-1      5,000        5,029,462
=========================================================================================
                                                                              142,552,113
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

OKLAHOMA-1.90%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  Multi-Family VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.09%, 07/15/30(c)                            A-1+       --    $27,695   $   27,695,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.18%, 06/01/11(b)(c)                         A-1+       --      4,555        4,555,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Loan Program Notes Series 2003 A RB
  0.87%, 04/01/04(g)                            A-1+       --     15,000       15,000,000
=========================================================================================
                                                                               47,250,000
=========================================================================================

OREGON-0.18%

Clackamas (County of) School District No.115;
  Unlimited Tax Series 1994 GO
  6.15%, 06/01/04(f)(g)                          AAA      Aaa      1,300        1,370,747
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.15%, 01/01/31(b)(c)                           --      Aa2      2,000        2,000,000
-----------------------------------------------------------------------------------------
Portland (City of) Community College
  District; Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,001,489
=========================================================================================
                                                                                4,372,236
=========================================================================================

PENNSYLVANIA-3.51%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001- 30
  Ctfs.
  1.15%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (ACES- Presbyterian University
  Hospital); VRD Series 1988 B2 RB (LOC-Bank
  One N.A.)
  1.15%, 03/01/18(b)(c)                           --   VMIG-1    $ 5,470   $    5,470,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  1.05%, 01/01/28(c)(h)                           --   VMIG-1      8,641        8,641,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); VRD Series 2000 B
  IDR (LOC-LaSalle Bank N.A.)
  1.15%, 12/01/30(b)(c)                          A-1       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.15%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(c)(d)(e)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.15%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(c)(d)(e)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.15%, 03/01/15 (Acquired 03/22/02; Cost
  $3,280,000)(c)(d)(e)                            --   VMIG-1      3,280        3,280,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  VRD Series 2000 IDR
  1.18%, 12/01/24(c)(h)                          A-1       --    $ 3,645   $    3,645,000
-----------------------------------------------------------------------------------------
Harrisburg (City of) Authority (Harrisburg
  Project); Refunding School VRD Series 2003
  RB
  0.99%, 12/01/27(c)(h)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Hazelton (City of) Area School District;
  Unlimited Tax Series 2001 GO
  6.50%, 03/01/04(h)                             AAA      Aaa      1,735        1,775,665
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Pennsylvania);
  Unlimited Tax VRD Series 2003-346 GO
  1.11%, 04/01/11 (Acquired 07/31/03; Cost
  $11,190,000)(c)(d)(e)                         A-1+       --     11,190       11,190,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Pollution Control VRD Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.03%, 10/01/14(b)(k)                         A-1+       --      7,480        7,480,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Refunding Pollution Control VRD Series 1984
  IDR (LOC-Rabobank Nederland) 1.03%,
  06/01/14(b)(k)                                A-1+       --      1,105        1,105,000
-----------------------------------------------------------------------------------------
Lower Makefield (Township of); Unlimited Tax
  Series 1998 GO
  4.90%, 12/01/03(f)(g)                          NRR      NRR        950          956,141
-----------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Carnegie Mellon
  University); Refunding VRD Series 1995 A RB
  1.22%, 11/01/25(i)                            A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of); Refunding Water &
  Wastewater VRD Series 2003 RB
  1.10%, 06/15/23(c)(h)                         A-1+   VMIG-1    $ 5,180   $    5,180,000
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease
  VRD Series 1985 RB (LOC-Wachovia Bank)
  1.12%, 11/01/05(b)(c)                           --   VMIG-1      3,660        3,660,000
=========================================================================================
                                                                               87,377,806
=========================================================================================

SOUTH CAROLINA-3.42%

Anderson (City of) Water & Sewer Systems;
  Series 2003 RB
  2.00%, 07/01/04(h)                             AAA      Aaa      1,410        1,421,205
-----------------------------------------------------------------------------------------
Beaufort (County of) School District;
  Unlimited Tax Series 2003 C GO
  3.00%, 03/01/04                                 --      Aa1      2,975        3,000,562
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority);
  VRD Series 2000-4001 Class A COP
    1.15%, 01/01/22 (Acquired 09/08/00-
    01/11/01; Cost $10,100,000)(c)(d)(e)        A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority)
  VRD Series 2000 L RB
    1.15%, 01/01/22 (Acquired 02/25/00-
    10/24/02; Cost $11,590,000)(c)(d)(e)          --   VMIG-1     11,590       11,590,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); Floating
  Rate Trust Ctfs. VRD Series 2002-728 RB
  1.14%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(c)(d)(e)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

Richland (County of) School District No. 002;
  Unlimited Tax Series 2002 B GO
  4.00%, 02/01/04(h)                             AAA      Aaa    $ 1,000   $    1,010,239
-----------------------------------------------------------------------------------------
Richland (County of); Unlimited Tax Series
  2003 B GO
  2.00%, 03/01/04                                 AA      Aa1      2,400        2,410,899
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Allen University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  1.15%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost $2,840,000)(c)(d)     A-1+       --      2,840        2,840,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost $2,300,000)(c)(d)     A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.10%, 03/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/32(b)(c)(j)                        --       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,775,000)(b)(c)(d)                          A-1+       --      2,775        2,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs- Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank N.A.)
  1.11%, 04/01/20(b)(c)                          A-1       --    $ 4,535   $    4,535,000
-----------------------------------------------------------------------------------------
South Carolina (State of); Capital
  Improvement Unlimited Tax Series 1994 A GO
  5.20%, 03/01/04(f)(g)                          AAA      Aaa      5,750        5,969,178
-----------------------------------------------------------------------------------------
Spartanburg (City of) Sanitation Sewer
  District; Refunding Unlimited Tax Series
  2002 A GO
  3.00%, 03/01/04(h)                             AAA      Aaa      1,265        1,275,871
-----------------------------------------------------------------------------------------
Sumter (County of) School District No. 2;
  Refunding Unlimited Tax Series 2003 GO
  1.50%, 04/01/04                                AA+      Aa1      3,240        3,250,440
-----------------------------------------------------------------------------------------
University of South Carolina; University
  Revenue Series 2003 BAN
  1.75%, 07/24/04                                 --    MIG-1     17,700       17,822,374
-----------------------------------------------------------------------------------------
Western Carolina (Region of) Sewer Authority;
  Sewer System Series 2001 RB
  5.00%, 03/01/04(h)                             AAA      Aaa      1,100        1,118,993
=========================================================================================
                                                                               85,104,761
=========================================================================================

TENNESSEE-8.03%

Blount (County of) Public Building Authority
  (Local Government Public Improvements);
  VRD Series 2002 A-7-C RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      4,040        4,040,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-1-H RB
    1.25%, 06/01/20(h)(i)                         --   VMIG-1      1,290        1,290,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-2-H RB
    1.25%, 06/01/17(h)(i)                         --   VMIG-1      3,850        3,850,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-3-A RB
    1.25%, 06/01/26(h)(i)                         --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Funding (LOC-Bank of America N.A.)
  VRD Series 2001 RB
    1.22%, 07/01/31(b)(i)                         --   VMIG-1    $ 6,880   $    6,880,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 RB
    1.22%, 01/01/33(b)(i)                         --   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Water, Sewer & Gas;
  Refunding Series 2002 RB
  4.10%, 02/01/04(h)                              --      Aaa      1,015        1,025,731
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.15%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(c)(d)(e)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.10%, 11/01/26(c)(h)                           --   VMIG-1     13,150       13,150,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority;
  Wastewater Systems VRD Series 2002 RB
  1.10%, 12/01/22(c)(h)                           --   VMIG-1     24,100       24,100,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  1.28%, 03/01/22(b)(c)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knox (County of); Unlimited Tax Series 2003
  BAN
  1.00%, 11/01/03                              SP-1+   VMIG-1      4,200        4,200,168
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Suburban
  Electric System);
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1     12,780       12,780,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1      4,050        4,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool);
  Pooled Funding Government Obligation VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.22%, 04/01/32(b)(i)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
    1.10%, 06/01/15(c)(h)                         --   VMIG-1      5,570        5,570,000
-----------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
    1.10%, 06/01/06(c)(h)                         --   VMIG-1      1,760        1,760,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,390        1,390,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,335        1,335,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      1,325        1,325,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      2,850        2,850,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
    1.10%, 06/01/18(c)(h)                         --   VMIG-1      3,770        3,770,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
    1.10%, 06/01/20(c)(h)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
    1.10%, 06/01/24(c)(h)                         --   VMIG-1      5,600        5,600,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
    1.10%, 06/01/25(c)(h)                         --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV B-3 RB
    1.25%, 06/01/13(h)(i)                         --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV E-1 RB
    1.25%, 06/01/30(h)(i)                         --   VMIG-1     11,400       11,400,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV F-1 RB
    1.25%, 06/01/25(h)(i)                         --   VMIG-1      7,540        7,540,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.25%, 04/01/22(b)(c)                           --   VMIG-1     11,500       11,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.13%, 05/01/33(b)(c)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board; Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.96%, 10/27/03(b)                            A-1+       --      8,200        8,200,000
-----------------------------------------------------------------------------------------
  1.00%, 10/27/03(b)                            A-1+       --      4,200        4,200,000
-----------------------------------------------------------------------------------------
Tennessee (State of); Unlimited Tax Series
  1994 A GO
  5.40%, 03/01/04(f)(g)                          NRR      NRR      1,740        1,796,688
-----------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Wilson (County of); Refunding Capital Outlay
  Notes Unlimited Tax Series 2002 A GO
  5.00%, 06/15/04(h)                              --      Aaa      1,440        1,481,952
=========================================================================================
                                                                              199,824,539
=========================================================================================

TEXAS-11.14%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multi-State Non-AMT
  Series 2001-16 Ctfs.
  1.18%, 08/15/10 (Acquired 08/20/03; Cost
  $5,395,000)(c)(d)(e)(g)                         --   VMIG-1      5,395        5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES- Panhandle Pooled Health Care); VRD
  Series 1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                           --   VMIG-1      4,400        4,400,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bell (County of) Health Facilities
  Development Corp. (Scott & White); Hospital
  VRD Series 2001-1 RB
  1.25%, 08/15/31(h)(i)                         A-1+   VMIG-1    $ 3,670   $    3,670,000
-----------------------------------------------------------------------------------------
Bellaire (City of); Refunding Limited Tax
  Series 2002 B GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,060        1,068,169
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,090,435
-----------------------------------------------------------------------------------------
Clint (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,000        1,015,125
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.14%, 08/15/28(c)(h)                        SP-1+   VMIG-1      1,700        1,700,000
-----------------------------------------------------------------------------------------
Corpus Christi (City of); Limited Tax
  Refunding & Improvement Series 2003 GO
  2.00%, 03/01/04(h)                             AAA      Aaa      1,640        1,645,540
-----------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(f)(g)                          NRR      NRR      3,120        3,233,031
-----------------------------------------------------------------------------------------
Denton (City of) Utility Systems; Refunding &
  Improvement Series 2001 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,620        1,630,823
-----------------------------------------------------------------------------------------
Denton (City of); Limited Tax Ctfs.
  Obligation Series 2001 GO
  4.75%, 02/15/04(h)                             AAA      Aaa      1,000        1,014,197
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.15%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(c)(d)(e)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 974305 COP 1.15%, 12/01/27
    (Acquired 04/27/99; Cost
    $14,005,000)(c)(d)(e)                       A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP 1.15%,
    12/01/30 (Acquired 11/13/02; Cost
    $8,910,000)(c)(d)(e)                        A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.15%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(c)(d)(e)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.15%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(c)(d)(e)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.15%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.13%, 08/15/22 (Acquired
  01/29/03-07/08/03; Cost
  $8,015,000)(c)(d)(e)                            --   VMIG-1      8,015        8,015,000
-----------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Chase Bank of Texas
  N.A.)
  1.13%, 12/01/14 (Acquired 09/03/03; Cost
  $1,050,000)(b)(c)(d)                            --      Aa3      1,050        1,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family VRD Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.10%, 06/01/10(c)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,345
-----------------------------------------------------------------------------------------
Harlandale Independent School District;
  Refunding Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.00%, 02/01/04                                AAA      Aaa      1,340        1,343,771
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,000,000
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        1,995,000
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Pollution Control
  VRD Series 1985 IDR
  1.10%, 11/01/03(c)(g)                         A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Refunding & Public
  Improvement Limited Tax Series 1999 A GO
  5.00%, 03/01/04                                AA-      Aa3      1,000        1,016,818
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.85%, 10/30/03                                A-1      P-1     19,700       19,700,000
-----------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,375        1,395,577
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Katy (City of) Independent School District;
  Unlimited Tax Series 2001 B GO (CEP-Texas
  Permanent School Fund)
  4.00%, 02/15/04                                AAA      Aaa    $ 2,000   $    2,022,535
-----------------------------------------------------------------------------------------
Keller (City of); Limited Tax Ctfs.
  Obligation Series 2003 GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,120        1,128,075
-----------------------------------------------------------------------------------------
Killeen (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  4.50%, 02/15/04                                AAA      Aaa      1,005        1,018,337
-----------------------------------------------------------------------------------------
Lewisville (City of); Refunding Limited Tax
  Series 2002 GO
  3.50%, 02/15/04(h)                             AAA      Aaa      1,000        1,009,562
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  1.13%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(c)(d)(e)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Kerrville
  Independent School District); Refunding
  Unlimited Tax VRD Series 2000 PA-698 GO
  1.10%, 11/13/03 (Acquired 05/14/03; Cost
  $6,010,000)(c)(d)(e)                            --   VMIG-1      6,010        6,010,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.13%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(c)(d)(e)                          A-1+       --      5,935        5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); Floating Rate Trust Ctfs.
  VRD Series 2003-780 RB
  1.14%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

North Texas (Region of) Municipal Water
  District; Refunding Regional Wastewater
  Systems Series 2003 RB
  3.00%, 06/01/04(h)                             AAA      Aaa    $ 2,930   $    2,971,886
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax Series 2003 A GO
  (CEP-Texas Permanent School Fund)
  1.00%, 08/01/04                               A-1+   VMIG-1      2,400        2,400,000
-----------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Refunding Pollution Control
  Series 1996 IDR
  1.10%, 07/01/16(c)(h)                         A-1+   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.00%, 02/15/04                                AAA      Aaa      1,500        1,522,469
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      2,600        2,613,858
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,307,431
-----------------------------------------------------------------------------------------
San Antonio (City of) Municipal Drainage
  Utilities System; Series 2003 RB
  2.00%, 02/01/04(h)                             AAA      Aaa      1,035        1,038,710
-----------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series
  2001 A Commercial Paper Notes
  0.80%, 10/14/03                                 --      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.15%, 01/01/18(b)(c)                         A-1+       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                              SP-1+    MIG-1     63,200       63,704,307
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Travis (County of); Refunding Limited Tax
  Series 2002 GO
  4.00%, 03/01/04                                AAA      Aaa    $ 2,000   $    2,025,456
-----------------------------------------------------------------------------------------
Trinity River Authority (Red Oak Creek
  System); Refunding Series 2003 RB
  3.00%, 02/01/04(h)                             AAA      Aaa      1,185        1,193,191
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers);
  (LOC-American National Bank & Trust)
  VRD Series 1985 A IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,450        1,450,000
=========================================================================================
                                                                              276,975,648
=========================================================================================

UTAH-1.29%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB (LOC-Bank One
  Arizona N.A.)
  1.10%, 08/15/27(b)(c)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
Davis (County of) School District (Utah
  School Building Guarantee Program);
  Unlimited Tax Series 2003 GO
  2.00%, 06/01/04                                 --      Aaa      4,040        4,064,563
-----------------------------------------------------------------------------------------
Davis (County of); Series 2003 TRAN
  2.00%, 12/30/03                                 --    MIG-1      3,900        3,910,026
-----------------------------------------------------------------------------------------
First Union MERLOTs (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.15%, 07/01/10 (Acquired 10/23/02; Cost
  $7,195,000)(c)(d)(e)                            --   VMIG-1      7,195        7,195,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray City Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  1.13%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(c)(d)(e)                           A-1       --      5,995        5,995,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.07%, 12/01/14(b)(c)                          A-1       --    $ 2,175   $    2,175,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Pollution Control
  (Service Station Holdings Project);
  Refunding VRD Series 1994 B IDR (CEP-BP
  PLC)
  1.22%, 08/01/07(i)                            A-1+      P-1      3,525        3,525,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Redevelopment
  Agency; Refunding Community Business
  District Neighborhood Redevelopment Tax Jr.
  Lien Series 2002 A RB
  3.75%, 03/01/04(h)                              --      Aaa      1,000        1,011,780
=========================================================================================
                                                                               32,116,369
=========================================================================================

VERMONT-0.43%

Vermont (State of) Educational & Health
  Building Financing Agency (Fletcher Allen
  Health Care Inc.); Hospital VRD Series 2000
  RB
  1.15%, 12/01/30(c)(h)                         A-1+   VMIG-1      8,000        8,000,000
-----------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.00%, 01/01/04(b)(k)                           --   VMIG-1      2,640        2,640,000
=========================================================================================
                                                                               10,640,000
=========================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Series
  2001 B RB (LOC-SunTrust Bank)
  1.10%, 07/01/31(b)(c)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System);
  Commercial Paper Notes
  0.85%, 12/11/03                               A-1+      P-1    $ 5,500   $    5,500,000
-----------------------------------------------------------------------------------------
Roanoke (City of) Industrial Development
  Authority (Carilion Health System);
  Refunding Hospital VRD Series 2002 B IDR
  1.25%, 07/01/27(i)                            A-1+   VMIG-1      1,300        1,300,000
=========================================================================================
                                                                                8,345,000
=========================================================================================

WASHINGTON-5.56%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Series
  2003-7 Ctfs.
  1.13%, 11/05/03 (Acquired 05/13/03; Cost
  $10,685,000)(d)(e)(g)(m)                        --   VMIG-1     10,685       10,685,000
-----------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding Limited Tax Multi-State Non-AMT
  VRD Series 2001-1 Ctfs.
  1.18%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America NT & SA)
  1.15%, 12/01/28(b)(c)(j)                        --       --      2,565        2,565,000
-----------------------------------------------------------------------------------------
Clark (County of) School District No.037
  (City of Vancouver); Refunding Unlimited
  Tax Series 2003 B GO
  2.00%, 06/01/04                                 --      Aa1      1,700        1,710,818
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.15%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(c)(d)(e)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.15%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(c)(d)(e)                         A-1+       --    $14,400   $   14,400,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  (LOC-Bank of America N.A.)
  Commercial Paper Notes 0.98%, 02/19/04(b)     A-1+       --      4,300        4,300,000
-----------------------------------------------------------------------------------------
  Series A Commercial Paper Notes 0.98%,
    02/19/04(b)                                 A-1+       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series
  2001 GO (LOC-Bank of America N.A.)
  1.15%, 12/01/21(b)(c)(j)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.10%, 02/15/21(b)(c)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank N.A.)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      3,915        3,915,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue (LOC-U.S. Bank N.A.)
  VRD Series 1999 A RB
    1.14%, 10/05/03(b)(c)                         --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 B RB
    1.14%, 12/01/19(b)(c)                         --   VMIG-1        200          200,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PF-846 RB
  1.14%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(c)(d)(e)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.15%, 01/01/27(b)(c)                         A-1+   VMIG-1    $12,705   $   12,705,000
-----------------------------------------------------------------------------------------
Pierce (County of) School District No.010
  (City of Tacoma); Unlimited Tax Series 2001
  GO
  4.00%, 06/01/04                                AA+      Aa1      3,350        3,418,850
-----------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.12%, 11/01/25(c)                            A-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC-U.S.
  Bank of Washington)
  1.15%, 05/01/19(b)(c)                         A-1+       --      2,440        2,440,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.15%, 12/01/15(b)(c)                         A-1+       --      2,870        2,870,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,446
-----------------------------------------------------------------------------------------
Tacoma (City of) Conservation System
  Projects; Refunding Series 2003 RB
  2.00%, 12/01/03                                AA-      Aa1      1,120        1,121,704
-----------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.80%, 10/16/03(b)                            A-1+      P-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Thurston (County of) School District No.033
  (City of Tumwater); Unlimited Tax Series
  2003 GO
  2.00%, 12/01/03(h)                              --      Aaa      1,400        1,402,432
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.14%, 11/02/05(b)(c)                         A-1+       --    $ 1,515   $    1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Rockwood Retirement
  Communities); VRD Nonprofit Housing Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  1.20%, 01/01/34(b)(i)                           --   VMIG-1      4,000        4,000,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 07/01/30(b)(c)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited
  Tax Series 2001 R-A GO
  5.25%, 09/01/04(h)                             AAA      Aaa      1,000        1,037,691
=========================================================================================
                                                                              138,162,941
=========================================================================================

WEST VIRGINIA-0.41%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.15%, 06/01/13(b)(c)                           --   VMIG-1     10,270       10,270,000
=========================================================================================

WISCONSIN-2.63%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina)
  1.05%, 12/01/20 (Acquired 09/03/03; Cost
  $3,500,000)(b)(c)(d)                            --      Aa2      3,500        3,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin (City of) Community Redevelopment
  Authority (Indian Community School-
  Milwaukee); VRD Series 2002 RB (LOC-Bank
  One Wisconsin)
  1.15%, 07/01/22(b)(c)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.15%, 04/01/32(b)(c)                           --   VMIG-1      3,090        3,090,000
-----------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (2430 West Wisconsin Avenue Project);
  Refunding Series 2003 RB
  2.00%, 03/01/04(h)                              --      Aaa      1,400        1,405,185
-----------------------------------------------------------------------------------------
New Berlin (City of) School District; Series
  2003 TAN
  1.88%, 02/01/04                                 --    MIG-1      6,200        6,216,926
-----------------------------------------------------------------------------------------
New Berlin (City of); Promissory Notes
  Unlimited Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,120,902
-----------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/35(b)(c)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.12%, 07/01/28(b)(c)                           --   VMIG-1      1,450        1,450,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB (LOC-M&I Marshall
  & Ilsley Bank)
  1.15%, 06/01/23(b)(c)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.15%, 09/01/19(b)(c)                          A-1       --    $ 5,938   $    5,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  1.15%, 07/01/23(b)(c)                           --   VMIG-1      4,250        4,250,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2 RB
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,005,662
-----------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series
  1993-2 RB
  4.70%, 06/01/04                                AA+      Aa2      3,500        3,583,575
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1994 B GO
  5.50%, 05/01/04(f)(g)                          NRR      Aaa    $ 3,100   $    3,183,389
=========================================================================================
                                                                               65,443,639
=========================================================================================

WYOMING-0.29%

Unita (County of) Pollution Control (Chevron
  U.S.A. Inc. Project); Refunding VRD Series
  1992 IDR
  1.20%, 12/01/22(i)                              --   VMIG-1      7,100        7,100,000
=========================================================================================
TOTAL INVESTMENTS-99.81% (Cost
  $2,482,298,015)(o)                                                        2,482,298,015
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-0.19%                                             4,607,194
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,486,905,209
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
CPO      - Certificates or Ordinary Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in notes (j) & (l) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund (consisting of U.S. Treasury Obligation) held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/03.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $571,020,000, which represented 22.96% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)
    Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 09/30/03.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 09/30/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 09/30/03 was $20,680,000 which represented 0.83% of the Fund's net assets.
(n) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined semi-annually. Rate shown is the rate in effect on 09/30/03.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003
(Unaudited)

Investments, at market value (cost
  $2,482,298,015)                           $2,482,298,015
----------------------------------------------------------
Cash                                             6,685,045
----------------------------------------------------------
Receivables for:
  Investments sold                               2,545,000
----------------------------------------------------------
  Interest                                       6,884,691
----------------------------------------------------------
  Amount due from advisor                           13,622
----------------------------------------------------------
Investment for deferred compensation plan           69,806
----------------------------------------------------------
Other assets                                        97,001
==========================================================
     Total assets                            2,498,593,180
__________________________________________________________
==========================================================


LIABILITIES:

Payables for:
  Investments purchased                          9,834,187
----------------------------------------------------------
  Dividends                                      1,437,267
----------------------------------------------------------
  Deferred compensation plan                        69,806
----------------------------------------------------------
Accrued distribution fees                          136,458
----------------------------------------------------------
Accrued directors' fees                             60,130
----------------------------------------------------------
Accrued transfer agent fees                         31,562
----------------------------------------------------------
Accrued operating expenses                         118,561
==========================================================
     Total liabilities                          11,687,971
==========================================================
Net assets applicable to shares
  outstanding                               $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional
     paid-in)                               $2,486,953,177
----------------------------------------------------------
  Undistributed net realized gain (loss)
     from investment securities                    (47,968)
==========================================================
                                            $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS:

Institutional Class                         $1,410,775,610
__________________________________________________________
==========================================================
Private Investment Class                    $  201,098,835
__________________________________________________________
==========================================================
Personal Investment Class                   $   11,477,855
__________________________________________________________
==========================================================
Cash Management Class                       $  597,548,363
__________________________________________________________
==========================================================
Reserve Class                               $   14,011,493
__________________________________________________________
==========================================================
Resource Class                              $  251,993,053
__________________________________________________________
==========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

__________________________________________________________
==========================================================
Institutional Class:
Authorized                                  16,600,000,000
----------------------------------------------------------
Outstanding                                  1,410,749,703
__________________________________________________________
==========================================================
Private Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    201,088,230
__________________________________________________________
==========================================================
Personal Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     11,475,033
__________________________________________________________
==========================================================
Cash Management Class:
Authorized                                   6,100,000,000
----------------------------------------------------------
Outstanding                                    597,551,809
__________________________________________________________
==========================================================
Reserve Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     14,009,682
__________________________________________________________
==========================================================
Resource Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    251,995,227
__________________________________________________________
==========================================================
Net asset value and offering price per
  share for each class                      $         1.00
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $14,121,270
=========================================================================

EXPENSES:

Advisory fees                                                   2,760,656
-------------------------------------------------------------------------
Administrative services fees                                      272,002
-------------------------------------------------------------------------
Custodian fees                                                     63,070
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        597,436
-------------------------------------------------------------------------
  Personal Investment Class                                        55,698
-------------------------------------------------------------------------
  Cash Management Class                                           332,805
-------------------------------------------------------------------------
  Reserve Class                                                    56,813
-------------------------------------------------------------------------
  Resource Class                                                  288,548
-------------------------------------------------------------------------
Transfer agent fees                                               241,539
-------------------------------------------------------------------------
Directors' fees                                                    23,413
-------------------------------------------------------------------------
Other                                                             235,728
=========================================================================
    Total expenses                                              4,927,708
=========================================================================
Less: Fees waived                                              (1,135,487)
-------------------------------------------------------------------------
    Net expenses                                                3,792,221
=========================================================================
Net investment income                                          10,329,049
=========================================================================
Net realized gain (loss) from investment securities                (6,195)
=========================================================================
Net increase in net assets resulting from operations          $10,322,854
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                               SEPTEMBER 30,       MARCH 31,
                                                                   2003               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   10,329,049     $   26,106,952
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (6,195)           (25,175)
===============================================================================================
    Net increase in net assets resulting from operations          10,322,854         26,081,777
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,001,469)       (17,031,877)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (713,119)        (1,818,359)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (23,944)           (93,454)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,595,373)        (4,920,342)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (5,402)           (64,630)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (989,742)        (2,178,290)
===============================================================================================
    Decrease in net assets resulting from distributions          (10,329,049)       (26,106,952)
===============================================================================================
Share transactions-net:
  Institutional Class                                             89,554,274         82,192,016
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (26,733,555)        48,742,626
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (5,513,638)        11,894,107
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (20,132,878)       297,170,515
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,358,196         (5,545,385)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,182,884)       122,868,778
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 30,349,515        557,322,657
===============================================================================================
    Net increase in net assets                                    30,343,320        557,297,482
===============================================================================================
NET ASSETS:

  Beginning of period                                          2,456,561,889      1,899,264,407
===============================================================================================
  End of period                                               $2,486,905,209     $2,456,561,889
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class separately are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, director's fees, federal registration fees, extraordinary items including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the six months ended September 30, 2003, AIM waived fees of $683,759.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, AIM was paid $272,002 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, AISI retained $198,866 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended September 30, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $298,718, $40,845, $266,244, $42,926 and $230,839, respectively, after FMC waived Plan fees of $298,718, $14,853, $66,561, $13,887 and $57,709, respectively.

    Certain officers and directors of the Fund are officers of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the six months ended September 30, 2003, the Fund paid legal fees of $3,442 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Independent Directors. A member of that firm is a Director of the Fund.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2003.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD
--------------------------------------------------------
March 31, 2004                                $16,322
--------------------------------------------------------
March 31, 2011                                 15,098
========================================================
Total capital loss carryforward               $31,420
________________________________________________________
========================================================

NOTE 6--CAPITAL STOCK INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                                               CHANGES IN SHARES OUTSTANDING
                                                           ----------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                  SEPTEMBER 30, 2003                     MARCH 31, 2003
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       6,022,615,414    $ 6,022,615,414     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    353,068,312        353,068,312       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    14,429,055         14,429,055        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,726,909,483      2,726,909,483     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                83,105,327         83,105,327       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              740,835,889        740,835,889       962,309,593        962,309,593
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,447,089          2,447,089         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        453,644            453,644         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         2,305              2,305            14,703             14,703
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         2,245,872          2,245,872         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     5,879              5,879            71,043             71,043
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  978,391            978,391         2,003,975          2,003,975
=================================================================================================================================
Reacquired:
  Institutional Class                                      (5,935,508,229)    (5,935,508,229)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (380,255,511)      (380,255,511)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (19,944,998)       (19,944,998)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (2,749,288,233)    (2,749,288,233)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (81,753,010)       (81,753,010)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (749,997,164)      (749,997,164)     (841,444,790)      (841,444,790)
=================================================================================================================================
                                                               30,349,515    $    30,349,515       557,322,657    $   557,322,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS


                                                                      CASH MANAGEMENT CLASS
                                 ------------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                JANUARY 4, 1999
                                   ENDED                           YEAR ENDED MARCH 31,                    (DATE SALES COMMENCED)
                                 SEPTEMBER 30,        -----------------------------------------------       TO MARCH 31,
                                    2003                2003          2002         2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $   1.00           $   1.00      $   1.00      $  1.00      $ 1.00              $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.004               0.01          0.02         0.04        0.03                0.01
=================================================================================================================================
Less dividends from net
  investment income                  (0.004)             (0.01)        (0.02)       (0.04)      (0.03)              (0.01)
=================================================================================================================================
Net asset value, end of period     $   1.00           $   1.00      $   1.00      $  1.00      $ 1.00              $ 1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                        0.39%              1.14%         2.08%        3.87%       3.23%               0.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $597,548           $617,683      $320,502      $15,668      $6,178              $7,139
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                     0.30%(b)           0.30%         0.30%        0.28%       0.28%               0.28%(c)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                  0.37%(b)           0.37%         0.38%        0.39%       0.39%               0.38%(c)
=================================================================================================================================
Ratio of net investment income
  to average net assets                0.77%(b)           1.12%         1.92%        3.76%       3.17%               3.08%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $665,610,783.
(c)  Annualized.

NOTE 8--SUBSEQUENT EVENT

On October 21, 2003, shareholders approved an Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware statutory trust.

NOTE 9--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquiries from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

                     SEMI-ANNUAL REPORT / SEPTEMBER 30, 2003

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                               INSTITUTIONAL CLASS

                                  [COVER IMAGE]

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                   DIRECTORS

Bob R. Baker                                                    Robert H. Graham
James T. Bunch                                                   Gerald J. Lewis
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                                       Larry Soll
                                                              Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome                                               Sr. Vice President
Gary T. Crum                                                  Sr. Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

        THIS MATERIAL IS PREPARED FOR INSTITUTIONAL INVESTOR USE ONLY AND
            MAY NOT BE QUOTED, REPRODUCED OR SHOWN TO MEMBERS OF THE
      PUBLIC, NOR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.

TFIT-SAR-1

[AIM LOGO]

                    LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

                    This is the semiannual report on the performance of the Institutional Class of the Cash Reserve Portfolio of Tax-Free Investments Co., a money market fund investing in short-term municipal bonds of the highest credit ratings. The report is for the six-month period ended September 30, 2003.

                        Low interest rates and the economic climate resulted in
                    low yields for money market investments.

                        From the beginning of the reporting period until June
                    25, 2003, the federal funds rate remained at 1.25%. In June, the Federal Reserve lowered the rate to 1.00%, its lowest level since 1958. At the end of the reporting period, the yield on the 10-year Treasury note was 3.96%. The federal funds rate does not mandate the rates offered on municipal bonds; however, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

    The growth rate of the gross domestic product (GDP) improved during the reporting period. GDP growth for the first quarter of 2003 had been 1.4%, annualized, and for the second quarter, which ended June 30, 2003, it was 3.3%, annualized. After the close of the reporting period, on October 30, 2003, the advance estimate for the third quarter was released. Third-quarter GDP growth was estimated at 7.2%, annualized.

    The job market was comparatively weak throughout the period, with the U.S. unemployment rate varying from 5.8% in March 2003, to a high of 6.4% in June, and back to 6.1% in both August and September.

    Consumer confidence rose at the beginning of the period and then declined during the final month. In April 2003, the Consumer Confidence Index rose to
81.0 from 61.4 the previous month. In September 2003, the index fell nearly five points to 76.8 from the August reading of 81.7. (The Conference Board's Consumer Confidence Index is based on a monthly survey of a representative sample of 5,000 U.S. households. Responses are measured against consumer confidence measured in 1985. The 1985 level is given a value of 100.) The decline in September 2003 has been attributed to the continuing weakness in the job market.

================================================================================

YIELDS AS OF 9/30/03

                                                     Monthly          Seven-Day
                                                      Yield           SEC Yield
                                                     -------          ---------
Cash Reserve Portfolio,                               0.76%             0.86%
Institutional Class
iMoneyNet Tax-Free Money                              0.58%             0.67%
Fund Averages Institutions Only--Trademark--
iMoneyNet All Tax-Free Money                          0.42%             0.50%
Fund Averages--Trademark--

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The All Tax-Free Money Fund Average is the average performance of all funds that invest in short-term municipal securities and are exempt from federal taxation that are tracked by iMoneynet, Inc. The Institutions Only category consists of funds that invest in tax-exempt obligations, including state and municipal authorities.
================================================================================


YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2003, Cash Reserve Portfolio, Institutional Class, outperformed its indexes, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.

    Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in securities that, at the time of investment, are "First Tier," as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment in a money market fund is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CLOSING

I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

    As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

    We hope you find this report informative. AIM is intent on providing safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help. We remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President

================================================================================
MONTHLY YIELD COMPARISON

12 MONTHS ENDED 9/30/03 (YIELDS ARE MONTHLY YIELDS FOR THE MONTH-ENDS SHOWN.)


                                  [HYPO CHART]

               CASH RESERVE PORTFOLIO            IMONEYNET TAX-FREE                    IMONEYNET ALL TAX-FREE
               INSTITUTIONAL CLASS(1)            MONEY FUNDS AVERAGES              MONEY FUNDS AVERAGES--TRADEMARK--(2)
                                            INSTITUTIONS ONLY--TRADEMARK--(2)

10/02                1.44                                 1.27                                  1.09
11/02                1.33                                 1.14                                  0.96
12/02                1.06                                 0.9                                   0.71
 1/03                0.95                                 0.77                                  0.59
 2/03                0.96                                 0.79                                  0.61
 3/03                0.97                                 0.79                                  0.62
 4/03                1.04                                 0.85                                  0.68
 5/03                1.07                                 0.87                                  0.7
 6/03                0.91                                 0.72                                  0.55
 7/03                0.67                                 0.51                                  0.36
 8/03                0.69                                 0.51                                  0.36
 9/03                0.76                                 0.58                                  0.42

(1) Yields shown above are net of expenses.

(2) Average yield for Tax-Free Money Funds Institutions Only category and All Tax-Free Money Funds category compiled by iMoneyNet Money Market Report. Past performance cannot guarantee comparable future results. The monthly yields shown represent past performance. Future results will fluctuate.

================================================================================

SCHEDULE OF INVESTMENTS

September 30, 2003
(Unaudited)


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.09%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.20%, 12/01/26(b)(c)                         A-1+   VMIG-1    $19,600   $   19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  1.28%, 05/01/07(b)(c)                           --   VMIG-1      5,025        5,025,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank of
  Alabama)
  1.23%, 06/01/16(b)(c)                           --   VMIG-1      2,225        2,225,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP 1.15%,
    01/01/43 (Acquired 11/05/02; Cost
    $4,100,000)(c)(d)(e)                        A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP 5.50%,
    01/01/04 (Acquired 04/16/03; Cost
    $4,870,000)(c)(d)(e)                        A-1+       --      4,870        4,870,000
-----------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 200 RB (LOC-AmSouth
  Bank)
  1.23%, 11/01/24(b)(c)                          A-1       --      6,200        6,200,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Health Care Authority;
  Health Care Facilities Series 1992 B RB
  6.63%, 06/01/04(f)(g)                          AAA      Aaa      2,500        2,643,717
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Jefferson (County of); Refunding Unlimited
  Tax Series 2002 A GO Wts.
  4.00%, 04/01/04                                 AA      Aa3    $ 1,000   $    1,015,386
-----------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC-Branch Banking & Trust)
  1.10%, 07/01/15(b)(c)                           --   VMIG-1      5,180        5,180,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.10%, 10/01/25(b)(c)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Talladega (County of) (School Warrants);
  Special Obligation School Warrants VRD
  Series 2003 RB (LOC-Regions Bank)
  1.11%, 02/01/31(b)(c)                           --   VMIG-1      6,885        6,885,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.28%, 10/01/23(b)(c)                           --   VMIG-1      7,112        7,112,000
=========================================================================================
                                                                               76,856,103
=========================================================================================

ALASKA-0.14%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.30%, 12/01/03(b)(n)                          A-1       --      2,390        2,390,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.15%, 06/01/06 (Acquired 12/27/02; Cost
  $1,200,000)(b)(c)(d)                            --      Aa1    $ 1,200   $    1,200,000
=========================================================================================
                                                                                3,590,000
=========================================================================================

ARIZONA-1.14%

Casa Grande (City of) Industrial Development
  Authority (Center Park Properties);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,810        1,810,000
-----------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Maricopa (County of) Industrial Development
  Authority (Gran Victoria Housing LLC
  Project); Multi-Family Housing VRD Series
  2000 A RB (CEP-Federal National Mortgage
  Association
  1.10%, 04/15/30(c)                            A-1+       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Maricopa (County of) School District No. 11
  (Peoria Unified School); Refunding &
  Improvement Limited Tax Series 2003 GO
  1.25%, 07/01/04(h)                             AAA      Aaa      4,100        4,112,496
-----------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  No. 097 (Deer Valley); Refunding Unlimited
  Tax Series 2003 GO
  4.00%, 07/01/04(h)                              --      Aaa      3,165        3,239,408
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Peoria (City of) (Projects of 1990, 1994 &
  2000); Unlimited Tax Series 2003 A GO
  5.00%, 07/01/04(h)                             AAA      Aaa    $ 5,900   $    6,082,629
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Series 2003 P Commercial Paper Notes
  (LOC-Dexia Public Finance)
  0.85%, 11/19/03(b)                            A-1+      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP-Federal
  Home Loan Bank)
  1.13%, 10/01/25(c)                            A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Valley of the Sun YMCA Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.25%, 01/01/31(b)(i)                         A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.15%, 10/01/22(b)(c)                          A-1   VMIG-1      2,000        2,000,000
=========================================================================================
                                                                               28,264,533
=========================================================================================

ARKANSAS-0.18%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/08(b)(c)(j)                        --       --      3,065        3,065,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      Aaa      1,420        1,422,462
=========================================================================================
                                                                                4,487,462
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-2.67%

Adams & Arapahoe (Counties of) Joint School
  District No. 28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa    $ 4,140   $    4,146,482
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.15%, 11/01/21(b)(c)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(b)(c)                         A-1+       --      2,010        2,010,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.15%, 12/01/33(b)(c)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.12%, 01/01/31(b)(c)                         A-1+       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 12/01/20(b)(c)                         A-1+       --      1,600        1,600,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 07/01/32(b)(c)                         A-1+       --      4,210        4,210,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority; Multi-Family Insured Mortgage
  VRD Series 2002 AA RB
  1.07%, 10/01/30(c)(h)                           --   VMIG-1    $ 2,270   $    2,270,000
-----------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 03/15/23(b)(c)                         A-1+       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (KY Circle Village
  Project); VRD Series 2000 RB (LOC-U.S. Bank
  N.A.)
  1.12%, 10/01/29(b)(c)                         A-1+       --      1,820        1,820,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E. Webb
  Municipal Office Building); Refunding VRD
  Series 2003 C2 RB
  1.05%, 12/01/29(c)(h)                         A-1+   VMIG-1     23,400       23,400,000
-----------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax;
  Refunding Series 2003 RB
  2.00%, 11/01/03(h)                             AAA      Aaa      1,040        1,040,819
-----------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No.2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/22(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water); VRD Series 2003 PT-1872 RB
  1.13%, 12/01/22 (Acquired 05/29/03; Cost
  $7,860,000)(c)(d)(e)(j)                         --       --      7,860        7,860,000
=========================================================================================
                                                                               66,487,301
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

CONNECTICUT-0.06%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR (LOC-Citizens
  Bank of Massachusetts)
  1.00%, 12/01/15(b)(k)                         A-1+       --    $ 1,400   $    1,400,000
=========================================================================================

DELAWARE-0.33%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB (LOC-Citizens Bank of
  Pennsylvania)
  1.10%, 07/01/33(b)(c)                         A-1+       --      8,250        8,250,000
=========================================================================================

DISTRICT OF COLUMBIA-0.36%

District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(f)(g)                          AAA      NRR      1,000        1,020,000
-----------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 IDR
  (LOC-First Union National Bank)
  1.15%, 08/01/29 (Acquired 09/26/03; Cost
  $2,015,000)(b)(c)(d)                           A-1       --      2,015        2,015,000
-----------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax Series
  1994 B GO
  1.07%, 06/01/30(c)(h)                          AAA      Aaa      1,320        1,320,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD
  Series 2003 A12 RB
  1.15%, 10/01/17 (Acquired 02/24/03; Cost
  $4,680,000)(c)(d)(e)                            --   VMIG-1      4,680        4,680,000
=========================================================================================
                                                                                9,035,000
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


FLORIDA-6.12%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  1.16%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/25(b)(c)                         A-1+       --      1,950        1,950,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Refunding Unlimited Tax Capital Outlay
  Series 1993 A GO
  5.00%, 06/01/04                                AA+      Aa2      1,200        1,231,041
-----------------------------------------------------------------------------------------
Halifax Hospital Medical Center (Florida
  Health Care Plan Inc. Project); Health Care
  Facilities VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.10%, 12/01/13(b)(c)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2000 A RB
  1.10%, 12/01/26(c)(h)                         A-1+   VMIG-1     30,900       30,900,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2003 A RB (LOC-SunTrust Bank)
  1.10%, 11/15/32(b)(c)                         A-1+   VMIG-1      1,150        1,150,000
-----------------------------------------------------------------------------------------
Hillsborough (County of) Aviation Authority
  (Delta Airlines); Refunding Special Purpose
  VRD Series 2000 IDR (LOC-General Electric
  Capital Corp.)
  1.12%, 12/01/30(b)(c)                         A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(b)(c)(d)(j)                         --       --    $ 2,300   $    2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC-Bank of America N.A.)
  1.15%, 06/01/22(b)(c)                           --   VMIG-1     12,555       12,555,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper
  Notes
  0.90%, 04/01/04                                 --   VMIG-1     19,000       19,000,000
-----------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB (LOC-AmSouth
  Bank of Florida)
  1.15%, 10/01/30(b)(c)                           --   VMIG-1     13,575       13,575,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.13%, 10/01/18 (Acquired 10/10/02; Cost
  $9,140,000)(c)(d)(e)                          A-1+       --      9,140        9,140,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/25(b)(c)(j)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project)); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.15%, 12/01/19(b)(c)(j)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  1.14%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(c)(d)(e)                          A-1       --    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.15%, 08/01/19(b)(c)(j)                        --       --      1,550        1,550,000
-----------------------------------------------------------------------------------------
North Miami Beach (City of); Unlimited Tax
  Series 1994 GO
  6.30%, 02/01/04(f)(g)                          AAA      Aaa      2,515        2,609,466
-----------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 11/01/28 (Acquired
  01/29/02-05/02/03; Cost
  $1,895,000)(b)(c)(d)(j)                         --       --      1,895        1,895,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.13%, 02/01/23(b)(c)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 12/01/31(b)(c)(j)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.15%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,035,000)(b)(c)(d)(j)                         --       --      5,035        5,035,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Lucie (County of) Industrial Development
  (Florida Convalescent Centers Project);
  Refunding VRD Series 1988 IDR (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/11(b)(k)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(f)(g)                          NRR      NRR      3,400        3,468,000
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.15%, 07/01/22(b)(c)(j)                        --       --      5,245        5,245,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.12%, 05/01/28(b)(c)                          A-1       --        900          900,000
=========================================================================================
                                                                              152,238,507
=========================================================================================

GEORGIA-3.25%

Albany (City of)-Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital); VRD Series 2002 RAC
  1.23%, 09/01/32(h)(i)                           --   VMIG-1      3,800        3,800,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              MIG-1    SP-1+     13,500       13,515,644
-----------------------------------------------------------------------------------------
Columbia (County of) Elderly Authority
  (Augusta Resource Center on Aging);
  Residential Care Facilities VRD Series 1990
  RB (LOC-Wachovia Bank N.A.)
  1.05%, 01/01/21(b)(c)                           --   VMIG-1      2,180        2,180,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.15%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(c)(d)(e)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.10%, 06/01/15(b)(c)                          A-1       --    $ 1,600   $    1,600,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,043,505
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.05%, 10/01/14(b)(c)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.18%, 10/01/32(b)(c)                           --   VMIG-1      7,390        7,390,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.10%, 11/01/27(b)(c)                           --   VMIG-1      2,310        2,310,000
=========================================================================================
                                                                               80,839,149
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.15%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  1.15%, 07/01/18 (Acquired 02/27/03; Cost
  $3,900,000)(c)(d)(e)                            --   VMIG-1      3,900        3,900,000
=========================================================================================
                                                                                9,900,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

IDAHO-0.15%

Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 12/01/21(b)(c)                           --   VMIG-1    $ 3,845   $    3,845,000
=========================================================================================

ILLINOIS-14.81%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Limited Tax Multi-State
  Non-AMT VRD Series 2001-34 Ctfs.
  1.18%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.14%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(c)(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.14%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(c)(d)(e)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax VRD Series 2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      2,450        2,450,000
-----------------------------------------------------------------------------------------
Chicago (City of) Park District; Series 2003
  A TAN
  1.75%, 05/01/04                                 --    MIG-1     19,500       19,595,681
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series A RB
  5.75%, 12/01/03(f)(g)                          AAA      Aaa      7,000        7,194,159
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(f)(g)                          AAA      NRR      1,000        1,034,167
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Chicago (City of); Equipment Notes Unlimited
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa    $ 1,635   $    1,652,294
-----------------------------------------------------------------------------------------
Chicago (City of); Projects & Refunding
  Unlimited Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,203,680
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(g)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series
  2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.15%, 01/01/29 (Acquired 05/02/02; Cost
  $5,500,000)(c)(d)(e)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.15%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(c)(d)(e)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.23%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(c)(d)(e)                          A-1+       --      4,950        4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  1.15%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(c)(d)(e)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A
  COP
  1.15%, 06/01/15 (Acquired 06/12/03; Cost
  $3,775,000)(c)(d)(e)                          A-1+       --      3,775        3,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.15%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(c)(d)(e)                          A-1+       --    $ 7,340   $    7,340,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP
  1.15%, 12/01/14 (Acquired 05/14/03; Cost
  $2,800,000)(c)(d)(e)                          A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.15%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(c)(d)(e)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago);
  Limited Tax VRD Series 2000 A12 GO
    1.15%, 01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(c)(d)(e)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  Limited Tax VRD Series 2002 A44 GO
    1.15%, 01/01/20 (Acquired 08/02/02; Cost
    $7,875,000)(c)(d)(e)                          --   VMIG-1      7,875        7,875,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  Unlimited Tax VRD Series 2001 A93 GO 1.15%,
    07/01/27 (Acquired 10/10/01; Cost
    $3,680,000)(c)(d)(e)                          --   VMIG-1      3,680        3,680,000
-----------------------------------------------------------------------------------------
  Unlimited Tax VRD Series 2002 A41 GO
    1.15%, 06/01/17 (Acquired 07/25/02-
    10/31/02; Cost $17,920,000)(c)(d)(e)          --   VMIG-1     17,920       17,920,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (Cook County); Unlimited
  VRD Tax Series 2003 B11 GO
  1.15%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(c)(d)(e)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Series 2001 A124 GO
  1.15%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,550,000)(c)(d)(e)                           A-1       --      6,550        6,550,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO
  1.15%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project); Refunding Multi-Family Housing
  VRD Series 2000 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.07%, 03/01/30(c)                            A-1+       --      4,845        4,845,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.15%, 08/01/26(b)(c)                         A-1+       --      2,273        2,273,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.10%, 06/01/17(b)(c)                          A-1       --      9,300        9,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 11/01/27(b)(c)                          A-1       --      9,500        9,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Project);
  VRD Series 1999 RB (LOC-LaSalle Bank N.A.)
  1.12%, 01/01/19 (Acquired 09/24/03; Cost
  $4,100,000)(b)(c)(d)                           A-1       --    $ 4,100   $    4,100,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Con Edison Co. Project);
  Refunding VRD Series 1994 C RB (LOC-ABN
  Amro Bank N.V.)
  1.08%, 03/01/09(b)(c)                         A-1+      P-1      9,800        9,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern Healthcare
  Corp.);
  VRD Series 2001 A RB
    1.10%, 05/01/31(c)                           A-1   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 C RB
    1.10%, 05/01/31(c)                          A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/24(b)(c)                         A-1+       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 A RN (LOC-Harris Trust &
  Savings Bank)
  1.10%, 06/30/04(b)(c)                         A-1+       --      6,240        6,240,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation of
  Metropolitan Chicago Projects); VRD Series
  2002 RB
  1.25%, 09/01/32(h)(i)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation Projects); VRD
  Series 1999 RB
  1.10%, 09/01/24(c)(h)                           --   VMIG-1      5,355        5,355,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1    $ 2,800   $    2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,825        2,825,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 07/01/41 (Acquired
  01/29/03-07/30/03; Cost
  $2,975,000)(b)(c)(d)                           A-1       --      2,975        2,975,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.15%, 09/01/32(b)(c)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metro Chicago Project);
  VRD Series 2001 RB (LOC-Harris Trust &
  Savings Bank)
  1.22%, 06/01/29(b)(i)                         A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.15%, 03/01/32(b)(c)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  VRD Series 1992 RB (LOC-First National
  Bank)
  1.15%, 10/01/26(b)(c)                           --   VMIG-1    $ 1,300   $    1,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-American National
  Bank & Trust)
  1.15%, 06/01/29(b)(c)                          A-1       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  VRD Series 1985 L RB
  1.10%, 12/15/25(c)                              --   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 RB
  1.10%, 12/01/25(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.15%, 02/15/19(b)(c)                          A-1       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); VRD Series
  1999 B RB
  1.15%, 11/15/29(c)(h)                          A-1   VMIG-1      1,050        1,050,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bromenn Healthcare); VRD Series
  2002 RB (LOC-Harris Trust & Savings Bank)
  1.20%, 08/15/32(b)(i)                         A-1+       --      1,500        1,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 IDR (LOC-American National Bank
  & Trust)
  1.15%, 04/01/33(b)(c)                          A-1       --      1,600        1,600,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.10%, 02/01/34(c)(h)                          A-1   VMIG-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.15%, 05/15/26(b)(c)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,190,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 2002 B RB
  1.20%, 08/15/09(i)                            A-1+   VMIG-1      2,800        2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.10%, 01/01/16(c)(h)                           --   VMIG-1     10,800       10,800,000
-----------------------------------------------------------------------------------------
  1.10%, 01/01/17(c)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series
  2002 RB
  5.00%, 06/15/04                                AAA      Aa3      1,000        1,027,566
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  2003 GO
  2.00%, 01/15/04                              SP-1+    MIG-1      5,000        5,015,032
-----------------------------------------------------------------------------------------
  1.50%, 03/15/04                              SP-1+    MIG-1      5,000        5,012,366
-----------------------------------------------------------------------------------------
  2.00%, 04/15/04                              SP-1+    MIG-1      5,000        5,027,418
-----------------------------------------------------------------------------------------
  1.50%, 05/15/04                              SP-1+    MIG-1      5,000        5,016,567
-----------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.15%, 12/01/21(b)(c)                         A-1+       --      5,000        5,000,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-LaSalle National
  Bank)
  1.10%, 12/01/04(b)(c)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Sangamon (County of) School District (No.186
  Springfield); Series 2003 TAN
  2.00%, 12/18/03                              SP-1+       --    $ 5,000   $    5,009,027
-----------------------------------------------------------------------------------------
Schaumburg (City of) (Treehouse II Apartments
  Project); Refunding Multi-Family Housing
  VRD Series 1999 RB (CEP-Federal National
  Mortgage Association)
  1.05%, 12/15/29(c)                            A-1+       --     12,185       12,185,000
-----------------------------------------------------------------------------------------
Winnebago & Boone (Counties of) Community
  High School District No.207; Unlimited Tax
  Series 1994 GO
  6.25%, 12/30/03(f)(g)                          AAA      Aaa      1,200        1,215,515
=========================================================================================
                                                                              368,221,472
=========================================================================================

INDIANA-0.98%

Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,507,188
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Midyear Funding
  Program Notes); Series 2003 A RN
  1.25%, 04/15/04                              SP-1+    MIG-1      9,000        9,015,370
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society);
  Educational Facilities VRD Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.15%, 08/01/31 (Acquired
  01/23/02-09/03/03; Cost
  $6,140,000)(b)(c)(d)                           A-1       --      6,140        6,140,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College of Indiana);
  Educational Facilities VRD Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.15%, 10/01/19(b)(c)                          A-1       --      1,215        1,215,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.10%, 11/01/20(b)(c)                          A-1       --    $ 2,345   $    2,345,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Fayette Memorial
  Hospital Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.25%, 10/01/32(b)(i)                         A-1+       --      3,100        3,100,000
=========================================================================================
                                                                               24,322,558
=========================================================================================

IOWA-0.67%

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America N.A.)
  1.15%, 02/01/33(b)(c)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2003 A RN
  2.00%, 06/18/04(h)                              --    MIG-1      7,500        7,560,984
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.30%, 04/01/32(i)                            A-1+       --      7,000        7,000,000
=========================================================================================
                                                                               16,560,984
=========================================================================================

KANSAS-0.81%

Johnson (County of) Unified School District
  No.229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,180,000
-----------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Department of Commerce &
  Housing); Impact Series 2001 RB
  3.50%, 06/01/04(h)                             AAA      Aaa      1,000        1,017,531
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.15%, 05/15/32(b)(c)                          A-1       --    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Manhattan (City of) (Parker Hannifin Inc.
  Project); Refunding VRD Series 1994 IDR
  (LOC-Wachovia Bank of Georgia)
  1.05%, 09/01/09(b)(c)                           --      Aa2      4,000        4,000,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.15%, 11/01/18(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.15%, 08/01/09 (Acquired 02/15/01; Cost
  $3,550,000)(b)(c)(d)                          A-1+       --      3,550        3,550,000
=========================================================================================
                                                                               20,247,531
=========================================================================================

KENTUCKY-1.89%

Kenton (County of) Airport Board; Special
  Facilities VRD Series 2000 B IDR
  (LOC-General Electric Capital Corp.)
  1.12%, 10/01/30(b)(c)                         A-1+   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-
  Ewing); VRD Series 2000 RB (LOC-First Union
  National Bank N.A.)
  1.15%, 06/01/33(b)(c)                          A-1       --     18,080       18,080,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Newport (City of) League of Cities Funding
  Trust; Lease Program VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.13%, 04/01/32(b)(c)                           --   VMIG-1    $25,600   $   25,600,000
=========================================================================================
                                                                               46,980,000
=========================================================================================

LOUISIANA-0.81%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.15%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board Inc. (George J. Ackel, Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.10%, 12/01/04(b)(c)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series
  2003 RB
  5.00%, 06/01/04(h)                             AAA      Aaa      1,810        1,858,464
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  1.28%, 09/01/16 (Acquired 08/15/01; Cost
  $3,595,000)(b)(c)(d)                            --   VMIG-1      3,595        3,595,000
-----------------------------------------------------------------------------------------
Shreveport (City of); Refunding Water & Sewer
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,296,476
=========================================================================================
                                                                               20,189,940
=========================================================================================

MAINE-0.32%

Cumberland (County of); Unlimited Tax Series
  2003 TAN
  2.00%, 11/14/03(l)                              --       --      8,000        8,008,553
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MARYLAND-0.58%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.15%, 01/01/27(b)(c)                          A-1       --    $ 6,000   $    6,000,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank Trust Co.)
  1.30%, 12/01/03(b)(g)(n)                       A-1       --      1,055        1,055,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC-Branch
  Banking & Trust)
  1.10%, 04/01/28(b)(c)                           --   VMIG-1      3,600        3,600,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Maryland Health &
  Higher Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  1.14%, 08/15/38 (Acquired 06/19/03; Cost
  $3,800,000)(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=========================================================================================
                                                                               14,455,000
=========================================================================================

MASSACHUSETTS-0.13%

Framingham (City of); Unlimited Tax Series
  2003 BAN
  1.25%, 03/30/04                                 --    MIG-1      2,283        2,286,368
-----------------------------------------------------------------------------------------
Massachusetts (State of); Ltd Tax
  Consolidated Loan Series 1994 B GO
  6.00%, 08/01/04(f)(g)                          NRR      NRR        975        1,034,560
=========================================================================================
                                                                                3,320,928
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MICHIGAN-3.06%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited
  Tax VRD Series 1998 IDR (LOC-Comerica Bank)
  1.10%, 10/01/23(b)(c)(l)                        --       --    $ 8,900   $    8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); Unlimited Tax VRD Series
  2002-6014 Class A COP
  1.15%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(c)(d)(e)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools;
  Unlimited Tax Series 1995 GO
  5.50%, 05/01/04(f)(g)                          AAA      Aaa      1,000        1,036,270
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB 1.15%, 07/01/32
    (Acquired 10/31/01; Cost
    $4,935,000)(c)(d)(e)                          --   VMIG-1      4,935        4,935,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB 1.15%, 07/01/26
    (Acquired 07/09/03; Cost
    $4,530,000)(c)(d)(e)                          --   VMIG-1      4,530        4,530,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water
  Supply System); Sr. Lien VRD Series 2000 D
  RB
  1.15%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Macomb (County of) Hospital Finance Authority
  (Mount Clemens General Hospital); Refunding
  VRD Series 2003 A-1 RB (LOC-Comerica Bank)
  1.20%, 10/01/20(b)(i)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Michigan (State of) Comprehensive
  Transportation Fund; Series 2002 B RB
  4.00%, 05/15/04                                AAA      Aa3      1,300        1,323,592
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                           SP-1+       --    $ 8,000   $    8,068,626
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Peachwood
  Center Associates); Refunding Limited Tax
  VRD Series 1995 RB (LOC-Standard Federal
  Bank)
  1.10%, 11/01/27(b)(c)                          A-1       --     13,300       13,300,000
-----------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project); Economic Development
  VRD Series 2001 RB (LOC-Bank One Michigan
  N.A.)
  1.15%, 10/01/31(b)(c)                          A-1       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
St. Joseph (City of) Hospital Finance
  Authority (Lakeland Hospital at Niles); VRD
  Series 2002 RB
  1.05%, 01/01/32(c)(h)                          A-1       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(h)                             AAA      Aaa      1,000        1,020,024
=========================================================================================
                                                                               76,218,512
=========================================================================================

MINNESOTA-5.09%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.16%, 09/01/14(b)(c)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (Southern Minnesota Power
  Agency); Power Supply System Series
  2002-339 COP
  1.13%, 01/01/13 (Acquired 07/31/03; Cost
  $9,310,000)(c)(d)(e)                          A-1+       --      9,310        9,310,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  1.13%, 03/01/21 (Acquired 07/31/03; Cost
  $14,090,000)(c)(d)(e)                          A-1       --    $14,090   $   14,090,000
-----------------------------------------------------------------------------------------
Mahtomedi (City of) Independent School
  District No. 832; Refunding Unlimited Tax
  Series 2002 B GO
  3.00%, 02/01/04                                 --      Aa2      1,455        1,465,060
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.30%, 05/01/26(b)(i)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (St. Olaf College);
  (LOC-Harris Trust & Savings Bank)
  VRD Series 2000 5H RB
    1.20%, 10/01/30(b)(i)                         --   VMIG-1      1,600        1,600,000
-----------------------------------------------------------------------------------------
  VRD Series 2002 5M2 RB
    1.20%, 10/01/20(b)(i)                         --   VMIG-1      1,900        1,900,000
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax &
  Aid Anticipation Borrowing Program; Aid
  Anticipation Ctfs. Series 2003 A RB
  1.75%, 08/27/04                                 --    MIG-1     10,000       10,071,775
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  Series 2000 B
    0.80%, 10/21/03                             A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  Series 2001 A
    0.80%, 10/22/03                             A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.80%, 10/28/03                             A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  Series 2001 B
    0.93%, 11/18/03                             A-1+       --     10,600       10,600,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.85%, 11/20/03                             A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.15%, 05/01/27(b)(c)                           --   VMIG-1    $14,260   $   14,260,000
-----------------------------------------------------------------------------------------
White Bear Lake (City of) Independent School
  District No. 624; Refunding Tax School
  Building Unlimited Tax Series 2002 C GO
  3.00%, 02/01/04(h)                             AAA      Aaa      1,010        1,016,981
=========================================================================================
                                                                              126,613,816
=========================================================================================

MISSISSIPPI-1.47%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002- 22 Ctfs.
  1.20%, 06/23/04 (Acquired 09/10/03; Cost
  $9,995,000)(c)(d)(e)(g)(m)                      --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); Unlimited Tax VRD Series
  2002-6018 Class A COP
  1.15%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(c)(d)(e)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.15%, 11/01/18(b)(c)                          A-1       --      4,800        4,800,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  1.28%, 07/01/23 (Acquired 07/17/03; Cost
  $10,000,000)(b)(c)(d)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.15%, 10/01/20(c)(h)                           --   VMIG-1    $ 8,690   $    8,690,000
=========================================================================================
                                                                               36,685,000
=========================================================================================

MISSOURI-0.17%

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.12%, 09/01/10(c)                            A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.15%, 09/01/22(b)(c)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                                4,115,000
=========================================================================================

MONTANA-0.32%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --        985          985,000
-----------------------------------------------------------------------------------------
Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.15%, 08/01/27(b)(c)(j)                        --       --      6,900        6,900,000
=========================================================================================
                                                                                7,885,000
=========================================================================================

NEBRASKA-2.02%

Lincoln (City of); Various Purpose Unlimited
  Tax Series 2003 GO
  3.00%, 06/15/04                                AAA      Aaa      1,340        1,360,159
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NEBRASKA-(CONTINUED)

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 E RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,068,306
=========================================================================================
                                                                               50,213,465
=========================================================================================

NEVADA-0.46%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.18%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Clark (County of) School District; Building &
  Renovation Limited Tax Series 1997 B GO
  5.75%, 06/15/04(h)                             AAA      Aaa      1,000        1,033,932
-----------------------------------------------------------------------------------------
Henderson (City of); Refunding Building
  Limited Tax Series 2003 A GO
  2.00%, 06/01/04(h)                             AAA      Aaa      2,050        2,065,585
-----------------------------------------------------------------------------------------
Las Vegas (City of); Refunding Redevelopment
  Projects Limited Tax Series 2003 A GO
  2.00%, 06/15/04                                AA-      Aa3      1,170        1,179,004
-----------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements
  Limited Tax Series 1996 A GO
  6.00%, 05/15/04(f)                              AA      Aa2      1,530        1,576,589
=========================================================================================
                                                                               11,355,110
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.14%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(c)(d)(e)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.06%

Bernalillo (County of); Series 2003 TRAN
  1.50%, 06/30/04                                 --    MIG-1     25,000       25,110,763
-----------------------------------------------------------------------------------------
Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(h)                              --      Aaa      1,200        1,231,276
=========================================================================================
                                                                               26,342,039
=========================================================================================

NORTH CAROLINA-2.19%

North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University
  Foundation); Student Housing Facilities VRD
  Series 2001 RB (LOC-First Union National
  Bank)
  1.15%, 07/01/32(b)(c)                           --   VMIG-1     18,745       18,745,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 04/01/12(b)(c)(j)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Cleveland Regional Medical
  Center Project); Health Care Facilities VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)(j)                        --       --     12,115       12,115,000
=========================================================================================
                                                                               54,360,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-5.73%

Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB (LOC-National
  City Bank)
  1.14%, 12/01/21(b)(c)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC-National City Bank)
  1.14%, 11/01/13(b)(c)                           --   VMIG-1      2,185        2,185,000
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2003 BAN
  2.00%, 03/18/04(j)                              --       --      2,705        2,716,109
-----------------------------------------------------------------------------------------
Columbus (City of); Refunding Sewer VRD
  Series 1994 RB
  1.10%, 06/01/11(c)                            A-1+   VMIG-1      3,500        3,500,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.10%, 02/01/29(b)(c)                         A-1+       --     23,385       23,385,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  1.15%, 11/15/19(b)(c)                          A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) (Radiation Sterilizers);
  VRD Series 1984 IDR (LOC-American National
  Bank & Trust)
  1.10%, 12/01/04(b)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Kettering (City of) School District; School
  Improvement Unlimited Tax Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,937,017
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding Hospital VRD Series
  1996 B RB (LOC-Bank One N.A.)
  1.09%, 06/01/12(b)(c)                          A-1   VMIG-1      5,110        5,110,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  1.17%, 05/01/26(b)(c)(l)                        --       --    $15,595   $   15,595,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.09%, 06/01/25(b)(c)                          A-1       --      9,495        9,495,000
-----------------------------------------------------------------------------------------
Lucas (County of) Health Care Facilities
  (Sunset Retirement Communities); Refunding
  & Improvement VRD Series 2000 B RB
  (LOC-Fifth Third Bank)
  1.10%, 08/15/30(b)(c)                           --   VMIG-1      3,100        3,100,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.14%, 12/01/27(b)(c)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation
  District; Water Series 1994 RB
  7.75%, 05/15/04(f)(g)                          NRR      NRR      8,000        8,491,760
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.10%, 08/01/20(b)(c)                          A-1       --      4,745        4,745,000
-----------------------------------------------------------------------------------------
Maumee (City of) School District; Unlimited
  Tax Series 2003 BAN
  2.00%, 10/28/03                              SP-1+       --      4,500        4,503,539
-----------------------------------------------------------------------------------------
Middleburg Heights (City of) Hospitals
  (Southwest General Health Center);
  Improvement VRD Series 1997 RB (LOC-Fifth
  Third Bank)
  1.14%, 08/15/22(b)(c)                         A-1+       --      5,615        5,615,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(f)(g)                           AA      Aa2    $ 1,750   $    1,785,000
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,688,079
-----------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.10%, 05/01/07(b)(c)                          A-1       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,542,336
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.14%, 05/01/17(b)(c)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Limited Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,277,924
-----------------------------------------------------------------------------------------
University of Toledo General Receipts Bonds;
  VRD Series 2002 RB
  1.20%, 06/01/32(h)(i)                         A-1+   VMIG-1      4,875        4,875,000
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,265,887
-----------------------------------------------------------------------------------------
Youngstown (City of) School District;
  Unlimited Tax Series 2003-3 BAN
  2.00%, 05/05/04                                 --    MIG-1      5,000        5,029,462
=========================================================================================
                                                                              142,552,113
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

OKLAHOMA-1.90%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  Multi-Family VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.09%, 07/15/30(c)                            A-1+       --    $27,695   $   27,695,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.18%, 06/01/11(b)(c)                         A-1+       --      4,555        4,555,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Loan Program Notes Series 2003 A RB
  0.87%, 04/01/04(g)                            A-1+       --     15,000       15,000,000
=========================================================================================
                                                                               47,250,000
=========================================================================================

OREGON-0.18%

Clackamas (County of) School District No.115;
  Unlimited Tax Series 1994 GO
  6.15%, 06/01/04(f)(g)                          AAA      Aaa      1,300        1,370,747
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.15%, 01/01/31(b)(c)                           --      Aa2      2,000        2,000,000
-----------------------------------------------------------------------------------------
Portland (City of) Community College
  District; Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,001,489
=========================================================================================
                                                                                4,372,236
=========================================================================================

PENNSYLVANIA-3.51%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001- 30
  Ctfs.
  1.15%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (ACES- Presbyterian University
  Hospital); VRD Series 1988 B2 RB (LOC-Bank
  One N.A.)
  1.15%, 03/01/18(b)(c)                           --   VMIG-1    $ 5,470   $    5,470,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  1.05%, 01/01/28(c)(h)                           --   VMIG-1      8,641        8,641,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); VRD Series 2000 B
  IDR (LOC-LaSalle Bank N.A.)
  1.15%, 12/01/30(b)(c)                          A-1       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.15%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(c)(d)(e)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.15%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(c)(d)(e)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.15%, 03/01/15 (Acquired 03/22/02; Cost
  $3,280,000)(c)(d)(e)                            --   VMIG-1      3,280        3,280,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  VRD Series 2000 IDR
  1.18%, 12/01/24(c)(h)                          A-1       --    $ 3,645   $    3,645,000
-----------------------------------------------------------------------------------------
Harrisburg (City of) Authority (Harrisburg
  Project); Refunding School VRD Series 2003
  RB
  0.99%, 12/01/27(c)(h)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Hazelton (City of) Area School District;
  Unlimited Tax Series 2001 GO
  6.50%, 03/01/04(h)                             AAA      Aaa      1,735        1,775,665
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Pennsylvania);
  Unlimited Tax VRD Series 2003-346 GO
  1.11%, 04/01/11 (Acquired 07/31/03; Cost
  $11,190,000)(c)(d)(e)                         A-1+       --     11,190       11,190,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Pollution Control VRD Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.03%, 10/01/14(b)(k)                         A-1+       --      7,480        7,480,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Refunding Pollution Control VRD Series 1984
  IDR (LOC-Rabobank Nederland) 1.03%,
  06/01/14(b)(k)                                A-1+       --      1,105        1,105,000
-----------------------------------------------------------------------------------------
Lower Makefield (Township of); Unlimited Tax
  Series 1998 GO
  4.90%, 12/01/03(f)(g)                          NRR      NRR        950          956,141
-----------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Carnegie Mellon
  University); Refunding VRD Series 1995 A RB
  1.22%, 11/01/25(i)                            A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of); Refunding Water &
  Wastewater VRD Series 2003 RB
  1.10%, 06/15/23(c)(h)                         A-1+   VMIG-1    $ 5,180   $    5,180,000
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease
  VRD Series 1985 RB (LOC-Wachovia Bank)
  1.12%, 11/01/05(b)(c)                           --   VMIG-1      3,660        3,660,000
=========================================================================================
                                                                               87,377,806
=========================================================================================

SOUTH CAROLINA-3.42%

Anderson (City of) Water & Sewer Systems;
  Series 2003 RB
  2.00%, 07/01/04(h)                             AAA      Aaa      1,410        1,421,205
-----------------------------------------------------------------------------------------
Beaufort (County of) School District;
  Unlimited Tax Series 2003 C GO
  3.00%, 03/01/04                                 --      Aa1      2,975        3,000,562
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority);
  VRD Series 2000-4001 Class A COP
    1.15%, 01/01/22 (Acquired 09/08/00-
    01/11/01; Cost $10,100,000)(c)(d)(e)        A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority)
  VRD Series 2000 L RB
    1.15%, 01/01/22 (Acquired 02/25/00-
    10/24/02; Cost $11,590,000)(c)(d)(e)          --   VMIG-1     11,590       11,590,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); Floating
  Rate Trust Ctfs. VRD Series 2002-728 RB
  1.14%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(c)(d)(e)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

Richland (County of) School District No. 002;
  Unlimited Tax Series 2002 B GO
  4.00%, 02/01/04(h)                             AAA      Aaa    $ 1,000   $    1,010,239
-----------------------------------------------------------------------------------------
Richland (County of); Unlimited Tax Series
  2003 B GO
  2.00%, 03/01/04                                 AA      Aa1      2,400        2,410,899
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Allen University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  1.15%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost $2,840,000)(c)(d)     A-1+       --      2,840        2,840,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost $2,300,000)(c)(d)     A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.10%, 03/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/32(b)(c)(j)                        --       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,775,000)(b)(c)(d)                          A-1+       --      2,775        2,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs- Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank N.A.)
  1.11%, 04/01/20(b)(c)                          A-1       --    $ 4,535   $    4,535,000
-----------------------------------------------------------------------------------------
South Carolina (State of); Capital
  Improvement Unlimited Tax Series 1994 A GO
  5.20%, 03/01/04(f)(g)                          AAA      Aaa      5,750        5,969,178
-----------------------------------------------------------------------------------------
Spartanburg (City of) Sanitation Sewer
  District; Refunding Unlimited Tax Series
  2002 A GO
  3.00%, 03/01/04(h)                             AAA      Aaa      1,265        1,275,871
-----------------------------------------------------------------------------------------
Sumter (County of) School District No. 2;
  Refunding Unlimited Tax Series 2003 GO
  1.50%, 04/01/04                                AA+      Aa1      3,240        3,250,440
-----------------------------------------------------------------------------------------
University of South Carolina; University
  Revenue Series 2003 BAN
  1.75%, 07/24/04                                 --    MIG-1     17,700       17,822,374
-----------------------------------------------------------------------------------------
Western Carolina (Region of) Sewer Authority;
  Sewer System Series 2001 RB
  5.00%, 03/01/04(h)                             AAA      Aaa      1,100        1,118,993
=========================================================================================
                                                                               85,104,761
=========================================================================================

TENNESSEE-8.03%

Blount (County of) Public Building Authority
  (Local Government Public Improvements);
  VRD Series 2002 A-7-C RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      4,040        4,040,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-1-H RB
    1.25%, 06/01/20(h)(i)                         --   VMIG-1      1,290        1,290,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-2-H RB
    1.25%, 06/01/17(h)(i)                         --   VMIG-1      3,850        3,850,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-3-A RB
    1.25%, 06/01/26(h)(i)                         --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Funding (LOC-Bank of America N.A.)
  VRD Series 2001 RB
    1.22%, 07/01/31(b)(i)                         --   VMIG-1    $ 6,880   $    6,880,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 RB
    1.22%, 01/01/33(b)(i)                         --   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Water, Sewer & Gas;
  Refunding Series 2002 RB
  4.10%, 02/01/04(h)                              --      Aaa      1,015        1,025,731
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.15%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(c)(d)(e)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.10%, 11/01/26(c)(h)                           --   VMIG-1     13,150       13,150,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority;
  Wastewater Systems VRD Series 2002 RB
  1.10%, 12/01/22(c)(h)                           --   VMIG-1     24,100       24,100,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  1.28%, 03/01/22(b)(c)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knox (County of); Unlimited Tax Series 2003
  BAN
  1.00%, 11/01/03                              SP-1+   VMIG-1      4,200        4,200,168
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Suburban
  Electric System);
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1     12,780       12,780,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1      4,050        4,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool);
  Pooled Funding Government Obligation VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.22%, 04/01/32(b)(i)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
    1.10%, 06/01/15(c)(h)                         --   VMIG-1      5,570        5,570,000
-----------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
    1.10%, 06/01/06(c)(h)                         --   VMIG-1      1,760        1,760,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,390        1,390,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,335        1,335,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      1,325        1,325,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      2,850        2,850,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
    1.10%, 06/01/18(c)(h)                         --   VMIG-1      3,770        3,770,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
    1.10%, 06/01/20(c)(h)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
    1.10%, 06/01/24(c)(h)                         --   VMIG-1      5,600        5,600,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
    1.10%, 06/01/25(c)(h)                         --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV B-3 RB
    1.25%, 06/01/13(h)(i)                         --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV E-1 RB
    1.25%, 06/01/30(h)(i)                         --   VMIG-1     11,400       11,400,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV F-1 RB
    1.25%, 06/01/25(h)(i)                         --   VMIG-1      7,540        7,540,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.25%, 04/01/22(b)(c)                           --   VMIG-1     11,500       11,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.13%, 05/01/33(b)(c)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board; Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.96%, 10/27/03(b)                            A-1+       --      8,200        8,200,000
-----------------------------------------------------------------------------------------
  1.00%, 10/27/03(b)                            A-1+       --      4,200        4,200,000
-----------------------------------------------------------------------------------------
Tennessee (State of); Unlimited Tax Series
  1994 A GO
  5.40%, 03/01/04(f)(g)                          NRR      NRR      1,740        1,796,688
-----------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Wilson (County of); Refunding Capital Outlay
  Notes Unlimited Tax Series 2002 A GO
  5.00%, 06/15/04(h)                              --      Aaa      1,440        1,481,952
=========================================================================================
                                                                              199,824,539
=========================================================================================

TEXAS-11.14%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multi-State Non-AMT
  Series 2001-16 Ctfs.
  1.18%, 08/15/10 (Acquired 08/20/03; Cost
  $5,395,000)(c)(d)(e)(g)                         --   VMIG-1      5,395        5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES- Panhandle Pooled Health Care); VRD
  Series 1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                           --   VMIG-1      4,400        4,400,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bell (County of) Health Facilities
  Development Corp. (Scott & White); Hospital
  VRD Series 2001-1 RB
  1.25%, 08/15/31(h)(i)                         A-1+   VMIG-1    $ 3,670   $    3,670,000
-----------------------------------------------------------------------------------------
Bellaire (City of); Refunding Limited Tax
  Series 2002 B GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,060        1,068,169
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,090,435
-----------------------------------------------------------------------------------------
Clint (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,000        1,015,125
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.14%, 08/15/28(c)(h)                        SP-1+   VMIG-1      1,700        1,700,000
-----------------------------------------------------------------------------------------
Corpus Christi (City of); Limited Tax
  Refunding & Improvement Series 2003 GO
  2.00%, 03/01/04(h)                             AAA      Aaa      1,640        1,645,540
-----------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(f)(g)                          NRR      NRR      3,120        3,233,031
-----------------------------------------------------------------------------------------
Denton (City of) Utility Systems; Refunding &
  Improvement Series 2001 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,620        1,630,823
-----------------------------------------------------------------------------------------
Denton (City of); Limited Tax Ctfs.
  Obligation Series 2001 GO
  4.75%, 02/15/04(h)                             AAA      Aaa      1,000        1,014,197
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.15%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(c)(d)(e)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 974305 COP 1.15%, 12/01/27
    (Acquired 04/27/99; Cost
    $14,005,000)(c)(d)(e)                       A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP 1.15%,
    12/01/30 (Acquired 11/13/02; Cost
    $8,910,000)(c)(d)(e)                        A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.15%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(c)(d)(e)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.15%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(c)(d)(e)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.15%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.13%, 08/15/22 (Acquired
  01/29/03-07/08/03; Cost
  $8,015,000)(c)(d)(e)                            --   VMIG-1      8,015        8,015,000
-----------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Chase Bank of Texas
  N.A.)
  1.13%, 12/01/14 (Acquired 09/03/03; Cost
  $1,050,000)(b)(c)(d)                            --      Aa3      1,050        1,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family VRD Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.10%, 06/01/10(c)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,345
-----------------------------------------------------------------------------------------
Harlandale Independent School District;
  Refunding Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.00%, 02/01/04                                AAA      Aaa      1,340        1,343,771
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,000,000
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        1,995,000
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Pollution Control
  VRD Series 1985 IDR
  1.10%, 11/01/03(c)(g)                         A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Refunding & Public
  Improvement Limited Tax Series 1999 A GO
  5.00%, 03/01/04                                AA-      Aa3      1,000        1,016,818
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.85%, 10/30/03                                A-1      P-1     19,700       19,700,000
-----------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,375        1,395,577
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Katy (City of) Independent School District;
  Unlimited Tax Series 2001 B GO (CEP-Texas
  Permanent School Fund)
  4.00%, 02/15/04                                AAA      Aaa    $ 2,000   $    2,022,535
-----------------------------------------------------------------------------------------
Keller (City of); Limited Tax Ctfs.
  Obligation Series 2003 GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,120        1,128,075
-----------------------------------------------------------------------------------------
Killeen (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  4.50%, 02/15/04                                AAA      Aaa      1,005        1,018,337
-----------------------------------------------------------------------------------------
Lewisville (City of); Refunding Limited Tax
  Series 2002 GO
  3.50%, 02/15/04(h)                             AAA      Aaa      1,000        1,009,562
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  1.13%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(c)(d)(e)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Kerrville
  Independent School District); Refunding
  Unlimited Tax VRD Series 2000 PA-698 GO
  1.10%, 11/13/03 (Acquired 05/14/03; Cost
  $6,010,000)(c)(d)(e)                            --   VMIG-1      6,010        6,010,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.13%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(c)(d)(e)                          A-1+       --      5,935        5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); Floating Rate Trust Ctfs.
  VRD Series 2003-780 RB
  1.14%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

North Texas (Region of) Municipal Water
  District; Refunding Regional Wastewater
  Systems Series 2003 RB
  3.00%, 06/01/04(h)                             AAA      Aaa    $ 2,930   $    2,971,886
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax Series 2003 A GO
  (CEP-Texas Permanent School Fund)
  1.00%, 08/01/04                               A-1+   VMIG-1      2,400        2,400,000
-----------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Refunding Pollution Control
  Series 1996 IDR
  1.10%, 07/01/16(c)(h)                         A-1+   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.00%, 02/15/04                                AAA      Aaa      1,500        1,522,469
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      2,600        2,613,858
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,307,431
-----------------------------------------------------------------------------------------
San Antonio (City of) Municipal Drainage
  Utilities System; Series 2003 RB
  2.00%, 02/01/04(h)                             AAA      Aaa      1,035        1,038,710
-----------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series
  2001 A Commercial Paper Notes
  0.80%, 10/14/03                                 --      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.15%, 01/01/18(b)(c)                         A-1+       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                              SP-1+    MIG-1     63,200       63,704,307
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Travis (County of); Refunding Limited Tax
  Series 2002 GO
  4.00%, 03/01/04                                AAA      Aaa    $ 2,000   $    2,025,456
-----------------------------------------------------------------------------------------
Trinity River Authority (Red Oak Creek
  System); Refunding Series 2003 RB
  3.00%, 02/01/04(h)                             AAA      Aaa      1,185        1,193,191
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers);
  (LOC-American National Bank & Trust)
  VRD Series 1985 A IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,450        1,450,000
=========================================================================================
                                                                              276,975,648
=========================================================================================

UTAH-1.29%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB (LOC-Bank One
  Arizona N.A.)
  1.10%, 08/15/27(b)(c)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
Davis (County of) School District (Utah
  School Building Guarantee Program);
  Unlimited Tax Series 2003 GO
  2.00%, 06/01/04                                 --      Aaa      4,040        4,064,563
-----------------------------------------------------------------------------------------
Davis (County of); Series 2003 TRAN
  2.00%, 12/30/03                                 --    MIG-1      3,900        3,910,026
-----------------------------------------------------------------------------------------
First Union MERLOTs (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.15%, 07/01/10 (Acquired 10/23/02; Cost
  $7,195,000)(c)(d)(e)                            --   VMIG-1      7,195        7,195,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray City Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  1.13%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(c)(d)(e)                           A-1       --      5,995        5,995,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.07%, 12/01/14(b)(c)                          A-1       --    $ 2,175   $    2,175,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Pollution Control
  (Service Station Holdings Project);
  Refunding VRD Series 1994 B IDR (CEP-BP
  PLC)
  1.22%, 08/01/07(i)                            A-1+      P-1      3,525        3,525,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Redevelopment
  Agency; Refunding Community Business
  District Neighborhood Redevelopment Tax Jr.
  Lien Series 2002 A RB
  3.75%, 03/01/04(h)                              --      Aaa      1,000        1,011,780
=========================================================================================
                                                                               32,116,369
=========================================================================================

VERMONT-0.43%

Vermont (State of) Educational & Health
  Building Financing Agency (Fletcher Allen
  Health Care Inc.); Hospital VRD Series 2000
  RB
  1.15%, 12/01/30(c)(h)                         A-1+   VMIG-1      8,000        8,000,000
-----------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.00%, 01/01/04(b)(k)                           --   VMIG-1      2,640        2,640,000
=========================================================================================
                                                                               10,640,000
=========================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Series
  2001 B RB (LOC-SunTrust Bank)
  1.10%, 07/01/31(b)(c)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System);
  Commercial Paper Notes
  0.85%, 12/11/03                               A-1+      P-1    $ 5,500   $    5,500,000
-----------------------------------------------------------------------------------------
Roanoke (City of) Industrial Development
  Authority (Carilion Health System);
  Refunding Hospital VRD Series 2002 B IDR
  1.25%, 07/01/27(i)                            A-1+   VMIG-1      1,300        1,300,000
=========================================================================================
                                                                                8,345,000
=========================================================================================

WASHINGTON-5.56%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Series
  2003-7 Ctfs.
  1.13%, 11/05/03 (Acquired 05/13/03; Cost
  $10,685,000)(d)(e)(g)(m)                        --   VMIG-1     10,685       10,685,000
-----------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding Limited Tax Multi-State Non-AMT
  VRD Series 2001-1 Ctfs.
  1.18%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America NT & SA)
  1.15%, 12/01/28(b)(c)(j)                        --       --      2,565        2,565,000
-----------------------------------------------------------------------------------------
Clark (County of) School District No.037
  (City of Vancouver); Refunding Unlimited
  Tax Series 2003 B GO
  2.00%, 06/01/04                                 --      Aa1      1,700        1,710,818
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.15%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(c)(d)(e)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.15%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(c)(d)(e)                         A-1+       --    $14,400   $   14,400,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  (LOC-Bank of America N.A.)
  Commercial Paper Notes 0.98%, 02/19/04(b)     A-1+       --      4,300        4,300,000
-----------------------------------------------------------------------------------------
  Series A Commercial Paper Notes 0.98%,
    02/19/04(b)                                 A-1+       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series
  2001 GO (LOC-Bank of America N.A.)
  1.15%, 12/01/21(b)(c)(j)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.10%, 02/15/21(b)(c)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank N.A.)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      3,915        3,915,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue (LOC-U.S. Bank N.A.)
  VRD Series 1999 A RB
    1.14%, 10/05/03(b)(c)                         --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 B RB
    1.14%, 12/01/19(b)(c)                         --   VMIG-1        200          200,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PF-846 RB
  1.14%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(c)(d)(e)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.15%, 01/01/27(b)(c)                         A-1+   VMIG-1    $12,705   $   12,705,000
-----------------------------------------------------------------------------------------
Pierce (County of) School District No.010
  (City of Tacoma); Unlimited Tax Series 2001
  GO
  4.00%, 06/01/04                                AA+      Aa1      3,350        3,418,850
-----------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.12%, 11/01/25(c)                            A-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC-U.S.
  Bank of Washington)
  1.15%, 05/01/19(b)(c)                         A-1+       --      2,440        2,440,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.15%, 12/01/15(b)(c)                         A-1+       --      2,870        2,870,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,446
-----------------------------------------------------------------------------------------
Tacoma (City of) Conservation System
  Projects; Refunding Series 2003 RB
  2.00%, 12/01/03                                AA-      Aa1      1,120        1,121,704
-----------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.80%, 10/16/03(b)                            A-1+      P-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Thurston (County of) School District No.033
  (City of Tumwater); Unlimited Tax Series
  2003 GO
  2.00%, 12/01/03(h)                              --      Aaa      1,400        1,402,432
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.14%, 11/02/05(b)(c)                         A-1+       --    $ 1,515   $    1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Rockwood Retirement
  Communities); VRD Nonprofit Housing Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  1.20%, 01/01/34(b)(i)                           --   VMIG-1      4,000        4,000,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 07/01/30(b)(c)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited
  Tax Series 2001 R-A GO
  5.25%, 09/01/04(h)                             AAA      Aaa      1,000        1,037,691
=========================================================================================
                                                                              138,162,941
=========================================================================================

WEST VIRGINIA-0.41%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.15%, 06/01/13(b)(c)                           --   VMIG-1     10,270       10,270,000
=========================================================================================

WISCONSIN-2.63%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina)
  1.05%, 12/01/20 (Acquired 09/03/03; Cost
  $3,500,000)(b)(c)(d)                            --      Aa2      3,500        3,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin (City of) Community Redevelopment
  Authority (Indian Community School-
  Milwaukee); VRD Series 2002 RB (LOC-Bank
  One Wisconsin)
  1.15%, 07/01/22(b)(c)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.15%, 04/01/32(b)(c)                           --   VMIG-1      3,090        3,090,000
-----------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (2430 West Wisconsin Avenue Project);
  Refunding Series 2003 RB
  2.00%, 03/01/04(h)                              --      Aaa      1,400        1,405,185
-----------------------------------------------------------------------------------------
New Berlin (City of) School District; Series
  2003 TAN
  1.88%, 02/01/04                                 --    MIG-1      6,200        6,216,926
-----------------------------------------------------------------------------------------
New Berlin (City of); Promissory Notes
  Unlimited Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,120,902
-----------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/35(b)(c)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.12%, 07/01/28(b)(c)                           --   VMIG-1      1,450        1,450,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB (LOC-M&I Marshall
  & Ilsley Bank)
  1.15%, 06/01/23(b)(c)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.15%, 09/01/19(b)(c)                          A-1       --    $ 5,938   $    5,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  1.15%, 07/01/23(b)(c)                           --   VMIG-1      4,250        4,250,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2 RB
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,005,662
-----------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series
  1993-2 RB
  4.70%, 06/01/04                                AA+      Aa2      3,500        3,583,575
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1994 B GO
  5.50%, 05/01/04(f)(g)                          NRR      Aaa    $ 3,100   $    3,183,389
=========================================================================================
                                                                               65,443,639
=========================================================================================

WYOMING-0.29%

Unita (County of) Pollution Control (Chevron
  U.S.A. Inc. Project); Refunding VRD Series
  1992 IDR
  1.20%, 12/01/22(i)                              --   VMIG-1      7,100        7,100,000
=========================================================================================
TOTAL INVESTMENTS-99.81% (Cost
  $2,482,298,015)(o)                                                        2,482,298,015
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-0.19%                                             4,607,194
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,486,905,209
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
CPO      - Certificates or Ordinary Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in notes (j) & (l) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund (consisting of U.S. Treasury Obligation) held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/03.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $571,020,000, which represented 22.96% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)
    Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 09/30/03.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 09/30/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 09/30/03 was $20,680,000 which represented 0.83% of the Fund's net assets.
(n) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined semi-annually. Rate shown is the rate in effect on 09/30/03.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003
(Unaudited)

Investments, at market value (cost
  $2,482,298,015)                           $2,482,298,015
----------------------------------------------------------
Cash                                             6,685,045
----------------------------------------------------------
Receivables for:
  Investments sold                               2,545,000
----------------------------------------------------------
  Interest                                       6,884,691
----------------------------------------------------------
  Amount due from advisor                           13,622
----------------------------------------------------------
Investment for deferred compensation plan           69,806
----------------------------------------------------------
Other assets                                        97,001
==========================================================
     Total assets                            2,498,593,180
__________________________________________________________
==========================================================


LIABILITIES:

Payables for:
  Investments purchased                          9,834,187
----------------------------------------------------------
  Dividends                                      1,437,267
----------------------------------------------------------
  Deferred compensation plan                        69,806
----------------------------------------------------------
Accrued distribution fees                          136,458
----------------------------------------------------------
Accrued directors' fees                             60,130
----------------------------------------------------------
Accrued transfer agent fees                         31,562
----------------------------------------------------------
Accrued operating expenses                         118,561
==========================================================
     Total liabilities                          11,687,971
==========================================================
Net assets applicable to shares
  outstanding                               $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional
     paid-in)                               $2,486,953,177
----------------------------------------------------------
  Undistributed net realized gain (loss)
     from investment securities                    (47,968)
==========================================================
                                            $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS:

Institutional Class                         $1,410,775,610
__________________________________________________________
==========================================================
Private Investment Class                    $  201,098,835
__________________________________________________________
==========================================================
Personal Investment Class                   $   11,477,855
__________________________________________________________
==========================================================
Cash Management Class                       $  597,548,363
__________________________________________________________
==========================================================
Reserve Class                               $   14,011,493
__________________________________________________________
==========================================================
Resource Class                              $  251,993,053
__________________________________________________________
==========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

__________________________________________________________
==========================================================
Institutional Class:
Authorized                                  16,600,000,000
----------------------------------------------------------
Outstanding                                  1,410,749,703
__________________________________________________________
==========================================================
Private Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    201,088,230
__________________________________________________________
==========================================================
Personal Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     11,475,033
__________________________________________________________
==========================================================
Cash Management Class:
Authorized                                   6,100,000,000
----------------------------------------------------------
Outstanding                                    597,551,809
__________________________________________________________
==========================================================
Reserve Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     14,009,682
__________________________________________________________
==========================================================
Resource Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    251,995,227
__________________________________________________________
==========================================================
Net asset value and offering price per
  share for each class                      $         1.00
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $14,121,270
=========================================================================

EXPENSES:

Advisory fees                                                   2,760,656
-------------------------------------------------------------------------
Administrative services fees                                      272,002
-------------------------------------------------------------------------
Custodian fees                                                     63,070
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        597,436
-------------------------------------------------------------------------
  Personal Investment Class                                        55,698
-------------------------------------------------------------------------
  Cash Management Class                                           332,805
-------------------------------------------------------------------------
  Reserve Class                                                    56,813
-------------------------------------------------------------------------
  Resource Class                                                  288,548
-------------------------------------------------------------------------
Transfer agent fees                                               241,539
-------------------------------------------------------------------------
Directors' fees                                                    23,413
-------------------------------------------------------------------------
Other                                                             235,728
=========================================================================
    Total expenses                                              4,927,708
=========================================================================
Less: Fees waived                                              (1,135,487)
-------------------------------------------------------------------------
    Net expenses                                                3,792,221
=========================================================================
Net investment income                                          10,329,049
=========================================================================
Net realized gain (loss) from investment securities                (6,195)
=========================================================================
Net increase in net assets resulting from operations          $10,322,854
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                               SEPTEMBER 30,       MARCH 31,
                                                                   2003               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   10,329,049     $   26,106,952
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (6,195)           (25,175)
===============================================================================================
    Net increase in net assets resulting from operations          10,322,854         26,081,777
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,001,469)       (17,031,877)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (713,119)        (1,818,359)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (23,944)           (93,454)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,595,373)        (4,920,342)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (5,402)           (64,630)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (989,742)        (2,178,290)
===============================================================================================
    Decrease in net assets resulting from distributions          (10,329,049)       (26,106,952)
===============================================================================================
Share transactions-net:
  Institutional Class                                             89,554,274         82,192,016
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (26,733,555)        48,742,626
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (5,513,638)        11,894,107
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (20,132,878)       297,170,515
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,358,196         (5,545,385)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,182,884)       122,868,778
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 30,349,515        557,322,657
===============================================================================================
    Net increase in net assets                                    30,343,320        557,297,482
===============================================================================================
NET ASSETS:

  Beginning of period                                          2,456,561,889      1,899,264,407
===============================================================================================
  End of period                                               $2,486,905,209     $2,456,561,889
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class separately are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, director's fees, federal registration fees, extraordinary items including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the six months ended September 30, 2003, AIM waived fees of $683,759.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, AIM was paid $272,002 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, AISI retained $198,866 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended September 30, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $298,718, $40,845, $266,244, $42,926 and $230,839, respectively, after FMC waived Plan fees of $298,718, $14,853, $66,561, $13,887 and $57,709, respectively.

    Certain officers and directors of the Fund are officers of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the six months ended September 30, 2003, the Fund paid legal fees of $3,442 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Independent Directors. A member of that firm is a Director of the Fund.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2003.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD
--------------------------------------------------------
March 31, 2004                                $16,322
--------------------------------------------------------
March 31, 2011                                 15,098
========================================================
Total capital loss carryforward               $31,420
________________________________________________________
========================================================

NOTE 6--CAPITAL STOCK INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                                               CHANGES IN SHARES OUTSTANDING
                                                           ----------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                  SEPTEMBER 30, 2003                     MARCH 31, 2003
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       6,022,615,414    $ 6,022,615,414     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    353,068,312        353,068,312       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    14,429,055         14,429,055        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,726,909,483      2,726,909,483     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                83,105,327         83,105,327       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              740,835,889        740,835,889       962,309,593        962,309,593
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,447,089          2,447,089         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        453,644            453,644         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         2,305              2,305            14,703             14,703
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         2,245,872          2,245,872         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     5,879              5,879            71,043             71,043
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  978,391            978,391         2,003,975          2,003,975
=================================================================================================================================
Reacquired:
  Institutional Class                                      (5,935,508,229)    (5,935,508,229)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (380,255,511)      (380,255,511)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (19,944,998)       (19,944,998)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (2,749,288,233)    (2,749,288,233)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (81,753,010)       (81,753,010)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (749,997,164)      (749,997,164)     (841,444,790)      (841,444,790)
=================================================================================================================================
                                                               30,349,515    $    30,349,515       557,322,657    $   557,322,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                          INSTITUTIONAL CLASS
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED                                      YEAR ENDED MARCH 31,
                                      SEPTEMBER 30,        ----------------------------------------------------------------------
                                         2003                 2003            2002           2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $     1.00          $     1.00      $     1.00      $   1.00      $   1.00      $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.004                0.01            0.02          0.04          0.03            0.03
=================================================================================================================================
Less dividends from net investment
  income                                   (0.004)              (0.01)          (0.02)        (0.04)        (0.03)          (0.03)
=================================================================================================================================
Net asset value, end of period         $     1.00          $     1.00      $     1.00      $   1.00      $   1.00      $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                              0.43%               1.22%           2.17%         3.95%         3.32%           3.23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $1,410,776          $1,321,224      $1,239,058      $929,921      $964,396      $1,072,597
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                           0.22%(b)            0.22%           0.22%         0.20%         0.20%           0.20%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                        0.27%(b)            0.27%           0.28%         0.29%         0.29%           0.28%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         0.85%(b)            1.20%           2.01%         3.84%         3.25%           3.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,416,308,126.

NOTE 8--SUBSEQUENT EVENT

On October 21, 2003, shareholders approved an Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware statutory trust.

NOTE 9--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquiries from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

                     SEMI-ANNUAL REPORT / SEPTEMBER 30, 2003

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                            PERSONAL INVESTMENT CLASS

                                  [COVER IMAGE]

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    DIRECTORS

Bob R. Baker                                                    Robert H. Graham
James T. Bunch                                                   Gerald J. Lewis
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                                       Larry Soll
                                                              Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome                                               Sr. Vice President
Gary T. Crum                                                  Sr. Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

        THIS MATERIAL IS PREPARED FOR INSTITUTIONAL INVESTOR USE ONLY AND
            MAY NOT BE QUOTED, REPRODUCED OR SHOWN TO MEMBERS OF THE
      PUBLIC, NOR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.

TFIT-SAR-6

[AIM LOGO]

                    LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report on the performance of the
ROBERT H.           Personal Investment Class of the Cash Reserve Portfolio of
GRAHAM]             Tax-Free Investments Co., a money market fund investing in short-term municipal bonds of the highest credit ratings.
                    The report is for the six-month period ended September 30, 2003.

                        Low interest rates and the economic climate resulted in
                    low yields for money market investments.

                        From the beginning of the reporting period until June
                    25, 2003, the federal funds rate remained at 1.25%. In June, the Federal Reserve lowered the rate to 1.00%, its lowest level since 1958. At the end of the reporting period, the yield on the 10-year Treasury note was 3.96%. The federal funds rate does not mandate the rates offered on municipal bonds; however, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

    The growth rate of the gross domestic product (GDP) improved during the reporting period. GDP growth for the first quarter of 2003 had been 1.4%, annualized, and for the second quarter, which ended June 30, 2003, it was 3.3%, annualized. After the close of the reporting period, on October 30, 2003, the advance estimate for the third quarter was released. Third-quarter GDP growth was estimated at 7.2%, annualized.

    The job market was comparatively weak throughout the period, with the U.S. unemployment rate varying from 5.8% in March 2003, to a high of 6.4% in June, and back to 6.1% in both August and September.

    Consumer confidence rose at the beginning of the period and then declined during the final month. In April 2003, the Consumer Confidence Index rose to
81.0 from 61.4 the previous month. In September 2003, the index fell nearly five points to 76.8 from the August reading of 81.7. (The Conference Board's Consumer Confidence Index is based on a monthly survey of a representative sample of 5,000 U.S. households. Responses are measured against consumer confidence measured in 1985. The 1985 level is given a value of 100.) The decline in September 2003 has been attributed to the continuing weakness in the job market.

YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2003, Cash Reserve Portfolio, Personal Investment Class, provided a monthly yield of 0.21%, and its seven-day SEC yield was 0.31%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.

    Cash Reserve Portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940. The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.



                                                                     (continued)

    Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in securities that, at the time of investment, are "First Tier," as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment in a money market fund is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CLOSING

I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

    As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

    We hope you find this report informative. AIM is intent on providing safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help. We remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President

SCHEDULE OF INVESTMENTS

September 30, 2003
(Unaudited)


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.09%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.20%, 12/01/26(b)(c)                         A-1+   VMIG-1    $19,600   $   19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  1.28%, 05/01/07(b)(c)                           --   VMIG-1      5,025        5,025,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank of
  Alabama)
  1.23%, 06/01/16(b)(c)                           --   VMIG-1      2,225        2,225,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP 1.15%,
    01/01/43 (Acquired 11/05/02; Cost
    $4,100,000)(c)(d)(e)                        A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP 5.50%,
    01/01/04 (Acquired 04/16/03; Cost
    $4,870,000)(c)(d)(e)                        A-1+       --      4,870        4,870,000
-----------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 200 RB (LOC-AmSouth
  Bank)
  1.23%, 11/01/24(b)(c)                          A-1       --      6,200        6,200,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Health Care Authority;
  Health Care Facilities Series 1992 B RB
  6.63%, 06/01/04(f)(g)                          AAA      Aaa      2,500        2,643,717
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Jefferson (County of); Refunding Unlimited
  Tax Series 2002 A GO Wts.
  4.00%, 04/01/04                                 AA      Aa3    $ 1,000   $    1,015,386
-----------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC-Branch Banking & Trust)
  1.10%, 07/01/15(b)(c)                           --   VMIG-1      5,180        5,180,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.10%, 10/01/25(b)(c)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Talladega (County of) (School Warrants);
  Special Obligation School Warrants VRD
  Series 2003 RB (LOC-Regions Bank)
  1.11%, 02/01/31(b)(c)                           --   VMIG-1      6,885        6,885,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.28%, 10/01/23(b)(c)                           --   VMIG-1      7,112        7,112,000
=========================================================================================
                                                                               76,856,103
=========================================================================================

ALASKA-0.14%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.30%, 12/01/03(b)(n)                          A-1       --      2,390        2,390,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.15%, 06/01/06 (Acquired 12/27/02; Cost
  $1,200,000)(b)(c)(d)                            --      Aa1    $ 1,200   $    1,200,000
=========================================================================================
                                                                                3,590,000
=========================================================================================

ARIZONA-1.14%

Casa Grande (City of) Industrial Development
  Authority (Center Park Properties);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,810        1,810,000
-----------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Maricopa (County of) Industrial Development
  Authority (Gran Victoria Housing LLC
  Project); Multi-Family Housing VRD Series
  2000 A RB (CEP-Federal National Mortgage
  Association
  1.10%, 04/15/30(c)                            A-1+       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Maricopa (County of) School District No. 11
  (Peoria Unified School); Refunding &
  Improvement Limited Tax Series 2003 GO
  1.25%, 07/01/04(h)                             AAA      Aaa      4,100        4,112,496
-----------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  No. 097 (Deer Valley); Refunding Unlimited
  Tax Series 2003 GO
  4.00%, 07/01/04(h)                              --      Aaa      3,165        3,239,408
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Peoria (City of) (Projects of 1990, 1994 &
  2000); Unlimited Tax Series 2003 A GO
  5.00%, 07/01/04(h)                             AAA      Aaa    $ 5,900   $    6,082,629
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Series 2003 P Commercial Paper Notes
  (LOC-Dexia Public Finance)
  0.85%, 11/19/03(b)                            A-1+      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP-Federal
  Home Loan Bank)
  1.13%, 10/01/25(c)                            A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Valley of the Sun YMCA Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.25%, 01/01/31(b)(i)                         A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.15%, 10/01/22(b)(c)                          A-1   VMIG-1      2,000        2,000,000
=========================================================================================
                                                                               28,264,533
=========================================================================================

ARKANSAS-0.18%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/08(b)(c)(j)                        --       --      3,065        3,065,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      Aaa      1,420        1,422,462
=========================================================================================
                                                                                4,487,462
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-2.67%

Adams & Arapahoe (Counties of) Joint School
  District No. 28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa    $ 4,140   $    4,146,482
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.15%, 11/01/21(b)(c)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(b)(c)                         A-1+       --      2,010        2,010,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.15%, 12/01/33(b)(c)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.12%, 01/01/31(b)(c)                         A-1+       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 12/01/20(b)(c)                         A-1+       --      1,600        1,600,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 07/01/32(b)(c)                         A-1+       --      4,210        4,210,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority; Multi-Family Insured Mortgage
  VRD Series 2002 AA RB
  1.07%, 10/01/30(c)(h)                           --   VMIG-1    $ 2,270   $    2,270,000
-----------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 03/15/23(b)(c)                         A-1+       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (KY Circle Village
  Project); VRD Series 2000 RB (LOC-U.S. Bank
  N.A.)
  1.12%, 10/01/29(b)(c)                         A-1+       --      1,820        1,820,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E. Webb
  Municipal Office Building); Refunding VRD
  Series 2003 C2 RB
  1.05%, 12/01/29(c)(h)                         A-1+   VMIG-1     23,400       23,400,000
-----------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax;
  Refunding Series 2003 RB
  2.00%, 11/01/03(h)                             AAA      Aaa      1,040        1,040,819
-----------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No.2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/22(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water); VRD Series 2003 PT-1872 RB
  1.13%, 12/01/22 (Acquired 05/29/03; Cost
  $7,860,000)(c)(d)(e)(j)                         --       --      7,860        7,860,000
=========================================================================================
                                                                               66,487,301
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

CONNECTICUT-0.06%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR (LOC-Citizens
  Bank of Massachusetts)
  1.00%, 12/01/15(b)(k)                         A-1+       --    $ 1,400   $    1,400,000
=========================================================================================

DELAWARE-0.33%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB (LOC-Citizens Bank of
  Pennsylvania)
  1.10%, 07/01/33(b)(c)                         A-1+       --      8,250        8,250,000
=========================================================================================

DISTRICT OF COLUMBIA-0.36%

District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(f)(g)                          AAA      NRR      1,000        1,020,000
-----------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 IDR
  (LOC-First Union National Bank)
  1.15%, 08/01/29 (Acquired 09/26/03; Cost
  $2,015,000)(b)(c)(d)                           A-1       --      2,015        2,015,000
-----------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax Series
  1994 B GO
  1.07%, 06/01/30(c)(h)                          AAA      Aaa      1,320        1,320,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD
  Series 2003 A12 RB
  1.15%, 10/01/17 (Acquired 02/24/03; Cost
  $4,680,000)(c)(d)(e)                            --   VMIG-1      4,680        4,680,000
=========================================================================================
                                                                                9,035,000
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


FLORIDA-6.12%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  1.16%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/25(b)(c)                         A-1+       --      1,950        1,950,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Refunding Unlimited Tax Capital Outlay
  Series 1993 A GO
  5.00%, 06/01/04                                AA+      Aa2      1,200        1,231,041
-----------------------------------------------------------------------------------------
Halifax Hospital Medical Center (Florida
  Health Care Plan Inc. Project); Health Care
  Facilities VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.10%, 12/01/13(b)(c)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2000 A RB
  1.10%, 12/01/26(c)(h)                         A-1+   VMIG-1     30,900       30,900,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2003 A RB (LOC-SunTrust Bank)
  1.10%, 11/15/32(b)(c)                         A-1+   VMIG-1      1,150        1,150,000
-----------------------------------------------------------------------------------------
Hillsborough (County of) Aviation Authority
  (Delta Airlines); Refunding Special Purpose
  VRD Series 2000 IDR (LOC-General Electric
  Capital Corp.)
  1.12%, 12/01/30(b)(c)                         A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(b)(c)(d)(j)                         --       --    $ 2,300   $    2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC-Bank of America N.A.)
  1.15%, 06/01/22(b)(c)                           --   VMIG-1     12,555       12,555,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper
  Notes
  0.90%, 04/01/04                                 --   VMIG-1     19,000       19,000,000
-----------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB (LOC-AmSouth
  Bank of Florida)
  1.15%, 10/01/30(b)(c)                           --   VMIG-1     13,575       13,575,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.13%, 10/01/18 (Acquired 10/10/02; Cost
  $9,140,000)(c)(d)(e)                          A-1+       --      9,140        9,140,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/25(b)(c)(j)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project)); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.15%, 12/01/19(b)(c)(j)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  1.14%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(c)(d)(e)                          A-1       --    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.15%, 08/01/19(b)(c)(j)                        --       --      1,550        1,550,000
-----------------------------------------------------------------------------------------
North Miami Beach (City of); Unlimited Tax
  Series 1994 GO
  6.30%, 02/01/04(f)(g)                          AAA      Aaa      2,515        2,609,466
-----------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 11/01/28 (Acquired
  01/29/02-05/02/03; Cost
  $1,895,000)(b)(c)(d)(j)                         --       --      1,895        1,895,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.13%, 02/01/23(b)(c)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 12/01/31(b)(c)(j)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.15%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,035,000)(b)(c)(d)(j)                         --       --      5,035        5,035,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Lucie (County of) Industrial Development
  (Florida Convalescent Centers Project);
  Refunding VRD Series 1988 IDR (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/11(b)(k)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(f)(g)                          NRR      NRR      3,400        3,468,000
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.15%, 07/01/22(b)(c)(j)                        --       --      5,245        5,245,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.12%, 05/01/28(b)(c)                          A-1       --        900          900,000
=========================================================================================
                                                                              152,238,507
=========================================================================================

GEORGIA-3.25%

Albany (City of)-Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital); VRD Series 2002 RAC
  1.23%, 09/01/32(h)(i)                           --   VMIG-1      3,800        3,800,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              MIG-1    SP-1+     13,500       13,515,644
-----------------------------------------------------------------------------------------
Columbia (County of) Elderly Authority
  (Augusta Resource Center on Aging);
  Residential Care Facilities VRD Series 1990
  RB (LOC-Wachovia Bank N.A.)
  1.05%, 01/01/21(b)(c)                           --   VMIG-1      2,180        2,180,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.15%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(c)(d)(e)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.10%, 06/01/15(b)(c)                          A-1       --    $ 1,600   $    1,600,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,043,505
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.05%, 10/01/14(b)(c)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.18%, 10/01/32(b)(c)                           --   VMIG-1      7,390        7,390,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.10%, 11/01/27(b)(c)                           --   VMIG-1      2,310        2,310,000
=========================================================================================
                                                                               80,839,149
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.15%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  1.15%, 07/01/18 (Acquired 02/27/03; Cost
  $3,900,000)(c)(d)(e)                            --   VMIG-1      3,900        3,900,000
=========================================================================================
                                                                                9,900,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

IDAHO-0.15%

Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 12/01/21(b)(c)                           --   VMIG-1    $ 3,845   $    3,845,000
=========================================================================================

ILLINOIS-14.81%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Limited Tax Multi-State
  Non-AMT VRD Series 2001-34 Ctfs.
  1.18%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.14%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(c)(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.14%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(c)(d)(e)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax VRD Series 2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      2,450        2,450,000
-----------------------------------------------------------------------------------------
Chicago (City of) Park District; Series 2003
  A TAN
  1.75%, 05/01/04                                 --    MIG-1     19,500       19,595,681
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series A RB
  5.75%, 12/01/03(f)(g)                          AAA      Aaa      7,000        7,194,159
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(f)(g)                          AAA      NRR      1,000        1,034,167
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Chicago (City of); Equipment Notes Unlimited
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa    $ 1,635   $    1,652,294
-----------------------------------------------------------------------------------------
Chicago (City of); Projects & Refunding
  Unlimited Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,203,680
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(g)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series
  2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.15%, 01/01/29 (Acquired 05/02/02; Cost
  $5,500,000)(c)(d)(e)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.15%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(c)(d)(e)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.23%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(c)(d)(e)                          A-1+       --      4,950        4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  1.15%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(c)(d)(e)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A
  COP
  1.15%, 06/01/15 (Acquired 06/12/03; Cost
  $3,775,000)(c)(d)(e)                          A-1+       --      3,775        3,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.15%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(c)(d)(e)                          A-1+       --    $ 7,340   $    7,340,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP
  1.15%, 12/01/14 (Acquired 05/14/03; Cost
  $2,800,000)(c)(d)(e)                          A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.15%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(c)(d)(e)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago);
  Limited Tax VRD Series 2000 A12 GO
    1.15%, 01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(c)(d)(e)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  Limited Tax VRD Series 2002 A44 GO
    1.15%, 01/01/20 (Acquired 08/02/02; Cost
    $7,875,000)(c)(d)(e)                          --   VMIG-1      7,875        7,875,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  Unlimited Tax VRD Series 2001 A93 GO 1.15%,
    07/01/27 (Acquired 10/10/01; Cost
    $3,680,000)(c)(d)(e)                          --   VMIG-1      3,680        3,680,000
-----------------------------------------------------------------------------------------
  Unlimited Tax VRD Series 2002 A41 GO
    1.15%, 06/01/17 (Acquired 07/25/02-
    10/31/02; Cost $17,920,000)(c)(d)(e)          --   VMIG-1     17,920       17,920,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (Cook County); Unlimited
  VRD Tax Series 2003 B11 GO
  1.15%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(c)(d)(e)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Series 2001 A124 GO
  1.15%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,550,000)(c)(d)(e)                           A-1       --      6,550        6,550,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO
  1.15%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project); Refunding Multi-Family Housing
  VRD Series 2000 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.07%, 03/01/30(c)                            A-1+       --      4,845        4,845,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.15%, 08/01/26(b)(c)                         A-1+       --      2,273        2,273,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.10%, 06/01/17(b)(c)                          A-1       --      9,300        9,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 11/01/27(b)(c)                          A-1       --      9,500        9,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Project);
  VRD Series 1999 RB (LOC-LaSalle Bank N.A.)
  1.12%, 01/01/19 (Acquired 09/24/03; Cost
  $4,100,000)(b)(c)(d)                           A-1       --    $ 4,100   $    4,100,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Con Edison Co. Project);
  Refunding VRD Series 1994 C RB (LOC-ABN
  Amro Bank N.V.)
  1.08%, 03/01/09(b)(c)                         A-1+      P-1      9,800        9,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern Healthcare
  Corp.);
  VRD Series 2001 A RB
    1.10%, 05/01/31(c)                           A-1   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 C RB
    1.10%, 05/01/31(c)                          A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/24(b)(c)                         A-1+       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 A RN (LOC-Harris Trust &
  Savings Bank)
  1.10%, 06/30/04(b)(c)                         A-1+       --      6,240        6,240,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation of
  Metropolitan Chicago Projects); VRD Series
  2002 RB
  1.25%, 09/01/32(h)(i)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation Projects); VRD
  Series 1999 RB
  1.10%, 09/01/24(c)(h)                           --   VMIG-1      5,355        5,355,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1    $ 2,800   $    2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,825        2,825,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 07/01/41 (Acquired
  01/29/03-07/30/03; Cost
  $2,975,000)(b)(c)(d)                           A-1       --      2,975        2,975,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.15%, 09/01/32(b)(c)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metro Chicago Project);
  VRD Series 2001 RB (LOC-Harris Trust &
  Savings Bank)
  1.22%, 06/01/29(b)(i)                         A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.15%, 03/01/32(b)(c)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  VRD Series 1992 RB (LOC-First National
  Bank)
  1.15%, 10/01/26(b)(c)                           --   VMIG-1    $ 1,300   $    1,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-American National
  Bank & Trust)
  1.15%, 06/01/29(b)(c)                          A-1       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  VRD Series 1985 L RB
  1.10%, 12/15/25(c)                              --   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 RB
  1.10%, 12/01/25(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.15%, 02/15/19(b)(c)                          A-1       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); VRD Series
  1999 B RB
  1.15%, 11/15/29(c)(h)                          A-1   VMIG-1      1,050        1,050,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bromenn Healthcare); VRD Series
  2002 RB (LOC-Harris Trust & Savings Bank)
  1.20%, 08/15/32(b)(i)                         A-1+       --      1,500        1,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 IDR (LOC-American National Bank
  & Trust)
  1.15%, 04/01/33(b)(c)                          A-1       --      1,600        1,600,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.10%, 02/01/34(c)(h)                          A-1   VMIG-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.15%, 05/15/26(b)(c)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,190,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 2002 B RB
  1.20%, 08/15/09(i)                            A-1+   VMIG-1      2,800        2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.10%, 01/01/16(c)(h)                           --   VMIG-1     10,800       10,800,000
-----------------------------------------------------------------------------------------
  1.10%, 01/01/17(c)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series
  2002 RB
  5.00%, 06/15/04                                AAA      Aa3      1,000        1,027,566
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  2003 GO
  2.00%, 01/15/04                              SP-1+    MIG-1      5,000        5,015,032
-----------------------------------------------------------------------------------------
  1.50%, 03/15/04                              SP-1+    MIG-1      5,000        5,012,366
-----------------------------------------------------------------------------------------
  2.00%, 04/15/04                              SP-1+    MIG-1      5,000        5,027,418
-----------------------------------------------------------------------------------------
  1.50%, 05/15/04                              SP-1+    MIG-1      5,000        5,016,567
-----------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.15%, 12/01/21(b)(c)                         A-1+       --      5,000        5,000,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-LaSalle National
  Bank)
  1.10%, 12/01/04(b)(c)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Sangamon (County of) School District (No.186
  Springfield); Series 2003 TAN
  2.00%, 12/18/03                              SP-1+       --    $ 5,000   $    5,009,027
-----------------------------------------------------------------------------------------
Schaumburg (City of) (Treehouse II Apartments
  Project); Refunding Multi-Family Housing
  VRD Series 1999 RB (CEP-Federal National
  Mortgage Association)
  1.05%, 12/15/29(c)                            A-1+       --     12,185       12,185,000
-----------------------------------------------------------------------------------------
Winnebago & Boone (Counties of) Community
  High School District No.207; Unlimited Tax
  Series 1994 GO
  6.25%, 12/30/03(f)(g)                          AAA      Aaa      1,200        1,215,515
=========================================================================================
                                                                              368,221,472
=========================================================================================

INDIANA-0.98%

Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,507,188
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Midyear Funding
  Program Notes); Series 2003 A RN
  1.25%, 04/15/04                              SP-1+    MIG-1      9,000        9,015,370
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society);
  Educational Facilities VRD Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.15%, 08/01/31 (Acquired
  01/23/02-09/03/03; Cost
  $6,140,000)(b)(c)(d)                           A-1       --      6,140        6,140,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College of Indiana);
  Educational Facilities VRD Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.15%, 10/01/19(b)(c)                          A-1       --      1,215        1,215,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.10%, 11/01/20(b)(c)                          A-1       --    $ 2,345   $    2,345,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Fayette Memorial
  Hospital Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.25%, 10/01/32(b)(i)                         A-1+       --      3,100        3,100,000
=========================================================================================
                                                                               24,322,558
=========================================================================================

IOWA-0.67%

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America N.A.)
  1.15%, 02/01/33(b)(c)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2003 A RN
  2.00%, 06/18/04(h)                              --    MIG-1      7,500        7,560,984
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.30%, 04/01/32(i)                            A-1+       --      7,000        7,000,000
=========================================================================================
                                                                               16,560,984
=========================================================================================

KANSAS-0.81%

Johnson (County of) Unified School District
  No.229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,180,000
-----------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Department of Commerce &
  Housing); Impact Series 2001 RB
  3.50%, 06/01/04(h)                             AAA      Aaa      1,000        1,017,531
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.15%, 05/15/32(b)(c)                          A-1       --    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Manhattan (City of) (Parker Hannifin Inc.
  Project); Refunding VRD Series 1994 IDR
  (LOC-Wachovia Bank of Georgia)
  1.05%, 09/01/09(b)(c)                           --      Aa2      4,000        4,000,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.15%, 11/01/18(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.15%, 08/01/09 (Acquired 02/15/01; Cost
  $3,550,000)(b)(c)(d)                          A-1+       --      3,550        3,550,000
=========================================================================================
                                                                               20,247,531
=========================================================================================

KENTUCKY-1.89%

Kenton (County of) Airport Board; Special
  Facilities VRD Series 2000 B IDR
  (LOC-General Electric Capital Corp.)
  1.12%, 10/01/30(b)(c)                         A-1+   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-
  Ewing); VRD Series 2000 RB (LOC-First Union
  National Bank N.A.)
  1.15%, 06/01/33(b)(c)                          A-1       --     18,080       18,080,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Newport (City of) League of Cities Funding
  Trust; Lease Program VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.13%, 04/01/32(b)(c)                           --   VMIG-1    $25,600   $   25,600,000
=========================================================================================
                                                                               46,980,000
=========================================================================================

LOUISIANA-0.81%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.15%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board Inc. (George J. Ackel, Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.10%, 12/01/04(b)(c)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series
  2003 RB
  5.00%, 06/01/04(h)                             AAA      Aaa      1,810        1,858,464
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  1.28%, 09/01/16 (Acquired 08/15/01; Cost
  $3,595,000)(b)(c)(d)                            --   VMIG-1      3,595        3,595,000
-----------------------------------------------------------------------------------------
Shreveport (City of); Refunding Water & Sewer
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,296,476
=========================================================================================
                                                                               20,189,940
=========================================================================================

MAINE-0.32%

Cumberland (County of); Unlimited Tax Series
  2003 TAN
  2.00%, 11/14/03(l)                              --       --      8,000        8,008,553
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MARYLAND-0.58%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.15%, 01/01/27(b)(c)                          A-1       --    $ 6,000   $    6,000,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank Trust Co.)
  1.30%, 12/01/03(b)(g)(n)                       A-1       --      1,055        1,055,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC-Branch
  Banking & Trust)
  1.10%, 04/01/28(b)(c)                           --   VMIG-1      3,600        3,600,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Maryland Health &
  Higher Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  1.14%, 08/15/38 (Acquired 06/19/03; Cost
  $3,800,000)(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=========================================================================================
                                                                               14,455,000
=========================================================================================

MASSACHUSETTS-0.13%

Framingham (City of); Unlimited Tax Series
  2003 BAN
  1.25%, 03/30/04                                 --    MIG-1      2,283        2,286,368
-----------------------------------------------------------------------------------------
Massachusetts (State of); Ltd Tax
  Consolidated Loan Series 1994 B GO
  6.00%, 08/01/04(f)(g)                          NRR      NRR        975        1,034,560
=========================================================================================
                                                                                3,320,928
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MICHIGAN-3.06%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited
  Tax VRD Series 1998 IDR (LOC-Comerica Bank)
  1.10%, 10/01/23(b)(c)(l)                        --       --    $ 8,900   $    8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); Unlimited Tax VRD Series
  2002-6014 Class A COP
  1.15%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(c)(d)(e)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools;
  Unlimited Tax Series 1995 GO
  5.50%, 05/01/04(f)(g)                          AAA      Aaa      1,000        1,036,270
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB 1.15%, 07/01/32
    (Acquired 10/31/01; Cost
    $4,935,000)(c)(d)(e)                          --   VMIG-1      4,935        4,935,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB 1.15%, 07/01/26
    (Acquired 07/09/03; Cost
    $4,530,000)(c)(d)(e)                          --   VMIG-1      4,530        4,530,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water
  Supply System); Sr. Lien VRD Series 2000 D
  RB
  1.15%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Macomb (County of) Hospital Finance Authority
  (Mount Clemens General Hospital); Refunding
  VRD Series 2003 A-1 RB (LOC-Comerica Bank)
  1.20%, 10/01/20(b)(i)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Michigan (State of) Comprehensive
  Transportation Fund; Series 2002 B RB
  4.00%, 05/15/04                                AAA      Aa3      1,300        1,323,592
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                           SP-1+       --    $ 8,000   $    8,068,626
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Peachwood
  Center Associates); Refunding Limited Tax
  VRD Series 1995 RB (LOC-Standard Federal
  Bank)
  1.10%, 11/01/27(b)(c)                          A-1       --     13,300       13,300,000
-----------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project); Economic Development
  VRD Series 2001 RB (LOC-Bank One Michigan
  N.A.)
  1.15%, 10/01/31(b)(c)                          A-1       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
St. Joseph (City of) Hospital Finance
  Authority (Lakeland Hospital at Niles); VRD
  Series 2002 RB
  1.05%, 01/01/32(c)(h)                          A-1       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(h)                             AAA      Aaa      1,000        1,020,024
=========================================================================================
                                                                               76,218,512
=========================================================================================

MINNESOTA-5.09%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.16%, 09/01/14(b)(c)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (Southern Minnesota Power
  Agency); Power Supply System Series
  2002-339 COP
  1.13%, 01/01/13 (Acquired 07/31/03; Cost
  $9,310,000)(c)(d)(e)                          A-1+       --      9,310        9,310,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  1.13%, 03/01/21 (Acquired 07/31/03; Cost
  $14,090,000)(c)(d)(e)                          A-1       --    $14,090   $   14,090,000
-----------------------------------------------------------------------------------------
Mahtomedi (City of) Independent School
  District No. 832; Refunding Unlimited Tax
  Series 2002 B GO
  3.00%, 02/01/04                                 --      Aa2      1,455        1,465,060
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.30%, 05/01/26(b)(i)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (St. Olaf College);
  (LOC-Harris Trust & Savings Bank)
  VRD Series 2000 5H RB
    1.20%, 10/01/30(b)(i)                         --   VMIG-1      1,600        1,600,000
-----------------------------------------------------------------------------------------
  VRD Series 2002 5M2 RB
    1.20%, 10/01/20(b)(i)                         --   VMIG-1      1,900        1,900,000
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax &
  Aid Anticipation Borrowing Program; Aid
  Anticipation Ctfs. Series 2003 A RB
  1.75%, 08/27/04                                 --    MIG-1     10,000       10,071,775
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  Series 2000 B
    0.80%, 10/21/03                             A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  Series 2001 A
    0.80%, 10/22/03                             A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.80%, 10/28/03                             A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  Series 2001 B
    0.93%, 11/18/03                             A-1+       --     10,600       10,600,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.85%, 11/20/03                             A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.15%, 05/01/27(b)(c)                           --   VMIG-1    $14,260   $   14,260,000
-----------------------------------------------------------------------------------------
White Bear Lake (City of) Independent School
  District No. 624; Refunding Tax School
  Building Unlimited Tax Series 2002 C GO
  3.00%, 02/01/04(h)                             AAA      Aaa      1,010        1,016,981
=========================================================================================
                                                                              126,613,816
=========================================================================================

MISSISSIPPI-1.47%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002- 22 Ctfs.
  1.20%, 06/23/04 (Acquired 09/10/03; Cost
  $9,995,000)(c)(d)(e)(g)(m)                      --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); Unlimited Tax VRD Series
  2002-6018 Class A COP
  1.15%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(c)(d)(e)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.15%, 11/01/18(b)(c)                          A-1       --      4,800        4,800,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  1.28%, 07/01/23 (Acquired 07/17/03; Cost
  $10,000,000)(b)(c)(d)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.15%, 10/01/20(c)(h)                           --   VMIG-1    $ 8,690   $    8,690,000
=========================================================================================
                                                                               36,685,000
=========================================================================================

MISSOURI-0.17%

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.12%, 09/01/10(c)                            A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.15%, 09/01/22(b)(c)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                                4,115,000
=========================================================================================

MONTANA-0.32%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --        985          985,000
-----------------------------------------------------------------------------------------
Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.15%, 08/01/27(b)(c)(j)                        --       --      6,900        6,900,000
=========================================================================================
                                                                                7,885,000
=========================================================================================

NEBRASKA-2.02%

Lincoln (City of); Various Purpose Unlimited
  Tax Series 2003 GO
  3.00%, 06/15/04                                AAA      Aaa      1,340        1,360,159
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NEBRASKA-(CONTINUED)

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 E RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,068,306
=========================================================================================
                                                                               50,213,465
=========================================================================================

NEVADA-0.46%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.18%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Clark (County of) School District; Building &
  Renovation Limited Tax Series 1997 B GO
  5.75%, 06/15/04(h)                             AAA      Aaa      1,000        1,033,932
-----------------------------------------------------------------------------------------
Henderson (City of); Refunding Building
  Limited Tax Series 2003 A GO
  2.00%, 06/01/04(h)                             AAA      Aaa      2,050        2,065,585
-----------------------------------------------------------------------------------------
Las Vegas (City of); Refunding Redevelopment
  Projects Limited Tax Series 2003 A GO
  2.00%, 06/15/04                                AA-      Aa3      1,170        1,179,004
-----------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements
  Limited Tax Series 1996 A GO
  6.00%, 05/15/04(f)                              AA      Aa2      1,530        1,576,589
=========================================================================================
                                                                               11,355,110
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.14%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(c)(d)(e)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.06%

Bernalillo (County of); Series 2003 TRAN
  1.50%, 06/30/04                                 --    MIG-1     25,000       25,110,763
-----------------------------------------------------------------------------------------
Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(h)                              --      Aaa      1,200        1,231,276
=========================================================================================
                                                                               26,342,039
=========================================================================================

NORTH CAROLINA-2.19%

North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University
  Foundation); Student Housing Facilities VRD
  Series 2001 RB (LOC-First Union National
  Bank)
  1.15%, 07/01/32(b)(c)                           --   VMIG-1     18,745       18,745,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 04/01/12(b)(c)(j)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Cleveland Regional Medical
  Center Project); Health Care Facilities VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)(j)                        --       --     12,115       12,115,000
=========================================================================================
                                                                               54,360,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-5.73%

Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB (LOC-National
  City Bank)
  1.14%, 12/01/21(b)(c)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC-National City Bank)
  1.14%, 11/01/13(b)(c)                           --   VMIG-1      2,185        2,185,000
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2003 BAN
  2.00%, 03/18/04(j)                              --       --      2,705        2,716,109
-----------------------------------------------------------------------------------------
Columbus (City of); Refunding Sewer VRD
  Series 1994 RB
  1.10%, 06/01/11(c)                            A-1+   VMIG-1      3,500        3,500,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.10%, 02/01/29(b)(c)                         A-1+       --     23,385       23,385,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  1.15%, 11/15/19(b)(c)                          A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) (Radiation Sterilizers);
  VRD Series 1984 IDR (LOC-American National
  Bank & Trust)
  1.10%, 12/01/04(b)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Kettering (City of) School District; School
  Improvement Unlimited Tax Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,937,017
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding Hospital VRD Series
  1996 B RB (LOC-Bank One N.A.)
  1.09%, 06/01/12(b)(c)                          A-1   VMIG-1      5,110        5,110,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  1.17%, 05/01/26(b)(c)(l)                        --       --    $15,595   $   15,595,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.09%, 06/01/25(b)(c)                          A-1       --      9,495        9,495,000
-----------------------------------------------------------------------------------------
Lucas (County of) Health Care Facilities
  (Sunset Retirement Communities); Refunding
  & Improvement VRD Series 2000 B RB
  (LOC-Fifth Third Bank)
  1.10%, 08/15/30(b)(c)                           --   VMIG-1      3,100        3,100,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.14%, 12/01/27(b)(c)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation
  District; Water Series 1994 RB
  7.75%, 05/15/04(f)(g)                          NRR      NRR      8,000        8,491,760
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.10%, 08/01/20(b)(c)                          A-1       --      4,745        4,745,000
-----------------------------------------------------------------------------------------
Maumee (City of) School District; Unlimited
  Tax Series 2003 BAN
  2.00%, 10/28/03                              SP-1+       --      4,500        4,503,539
-----------------------------------------------------------------------------------------
Middleburg Heights (City of) Hospitals
  (Southwest General Health Center);
  Improvement VRD Series 1997 RB (LOC-Fifth
  Third Bank)
  1.14%, 08/15/22(b)(c)                         A-1+       --      5,615        5,615,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(f)(g)                           AA      Aa2    $ 1,750   $    1,785,000
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,688,079
-----------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.10%, 05/01/07(b)(c)                          A-1       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,542,336
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.14%, 05/01/17(b)(c)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Limited Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,277,924
-----------------------------------------------------------------------------------------
University of Toledo General Receipts Bonds;
  VRD Series 2002 RB
  1.20%, 06/01/32(h)(i)                         A-1+   VMIG-1      4,875        4,875,000
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,265,887
-----------------------------------------------------------------------------------------
Youngstown (City of) School District;
  Unlimited Tax Series 2003-3 BAN
  2.00%, 05/05/04                                 --    MIG-1      5,000        5,029,462
=========================================================================================
                                                                              142,552,113
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

OKLAHOMA-1.90%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  Multi-Family VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.09%, 07/15/30(c)                            A-1+       --    $27,695   $   27,695,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.18%, 06/01/11(b)(c)                         A-1+       --      4,555        4,555,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Loan Program Notes Series 2003 A RB
  0.87%, 04/01/04(g)                            A-1+       --     15,000       15,000,000
=========================================================================================
                                                                               47,250,000
=========================================================================================

OREGON-0.18%

Clackamas (County of) School District No.115;
  Unlimited Tax Series 1994 GO
  6.15%, 06/01/04(f)(g)                          AAA      Aaa      1,300        1,370,747
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.15%, 01/01/31(b)(c)                           --      Aa2      2,000        2,000,000
-----------------------------------------------------------------------------------------
Portland (City of) Community College
  District; Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,001,489
=========================================================================================
                                                                                4,372,236
=========================================================================================

PENNSYLVANIA-3.51%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001- 30
  Ctfs.
  1.15%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (ACES- Presbyterian University
  Hospital); VRD Series 1988 B2 RB (LOC-Bank
  One N.A.)
  1.15%, 03/01/18(b)(c)                           --   VMIG-1    $ 5,470   $    5,470,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  1.05%, 01/01/28(c)(h)                           --   VMIG-1      8,641        8,641,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); VRD Series 2000 B
  IDR (LOC-LaSalle Bank N.A.)
  1.15%, 12/01/30(b)(c)                          A-1       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.15%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(c)(d)(e)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.15%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(c)(d)(e)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.15%, 03/01/15 (Acquired 03/22/02; Cost
  $3,280,000)(c)(d)(e)                            --   VMIG-1      3,280        3,280,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  VRD Series 2000 IDR
  1.18%, 12/01/24(c)(h)                          A-1       --    $ 3,645   $    3,645,000
-----------------------------------------------------------------------------------------
Harrisburg (City of) Authority (Harrisburg
  Project); Refunding School VRD Series 2003
  RB
  0.99%, 12/01/27(c)(h)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Hazelton (City of) Area School District;
  Unlimited Tax Series 2001 GO
  6.50%, 03/01/04(h)                             AAA      Aaa      1,735        1,775,665
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Pennsylvania);
  Unlimited Tax VRD Series 2003-346 GO
  1.11%, 04/01/11 (Acquired 07/31/03; Cost
  $11,190,000)(c)(d)(e)                         A-1+       --     11,190       11,190,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Pollution Control VRD Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.03%, 10/01/14(b)(k)                         A-1+       --      7,480        7,480,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Refunding Pollution Control VRD Series 1984
  IDR (LOC-Rabobank Nederland) 1.03%,
  06/01/14(b)(k)                                A-1+       --      1,105        1,105,000
-----------------------------------------------------------------------------------------
Lower Makefield (Township of); Unlimited Tax
  Series 1998 GO
  4.90%, 12/01/03(f)(g)                          NRR      NRR        950          956,141
-----------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Carnegie Mellon
  University); Refunding VRD Series 1995 A RB
  1.22%, 11/01/25(i)                            A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of); Refunding Water &
  Wastewater VRD Series 2003 RB
  1.10%, 06/15/23(c)(h)                         A-1+   VMIG-1    $ 5,180   $    5,180,000
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease
  VRD Series 1985 RB (LOC-Wachovia Bank)
  1.12%, 11/01/05(b)(c)                           --   VMIG-1      3,660        3,660,000
=========================================================================================
                                                                               87,377,806
=========================================================================================

SOUTH CAROLINA-3.42%

Anderson (City of) Water & Sewer Systems;
  Series 2003 RB
  2.00%, 07/01/04(h)                             AAA      Aaa      1,410        1,421,205
-----------------------------------------------------------------------------------------
Beaufort (County of) School District;
  Unlimited Tax Series 2003 C GO
  3.00%, 03/01/04                                 --      Aa1      2,975        3,000,562
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority);
  VRD Series 2000-4001 Class A COP
    1.15%, 01/01/22 (Acquired 09/08/00-
    01/11/01; Cost $10,100,000)(c)(d)(e)        A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority)
  VRD Series 2000 L RB
    1.15%, 01/01/22 (Acquired 02/25/00-
    10/24/02; Cost $11,590,000)(c)(d)(e)          --   VMIG-1     11,590       11,590,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); Floating
  Rate Trust Ctfs. VRD Series 2002-728 RB
  1.14%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(c)(d)(e)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

Richland (County of) School District No. 002;
  Unlimited Tax Series 2002 B GO
  4.00%, 02/01/04(h)                             AAA      Aaa    $ 1,000   $    1,010,239
-----------------------------------------------------------------------------------------
Richland (County of); Unlimited Tax Series
  2003 B GO
  2.00%, 03/01/04                                 AA      Aa1      2,400        2,410,899
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Allen University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  1.15%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost $2,840,000)(c)(d)     A-1+       --      2,840        2,840,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost $2,300,000)(c)(d)     A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.10%, 03/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/32(b)(c)(j)                        --       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,775,000)(b)(c)(d)                          A-1+       --      2,775        2,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs- Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank N.A.)
  1.11%, 04/01/20(b)(c)                          A-1       --    $ 4,535   $    4,535,000
-----------------------------------------------------------------------------------------
South Carolina (State of); Capital
  Improvement Unlimited Tax Series 1994 A GO
  5.20%, 03/01/04(f)(g)                          AAA      Aaa      5,750        5,969,178
-----------------------------------------------------------------------------------------
Spartanburg (City of) Sanitation Sewer
  District; Refunding Unlimited Tax Series
  2002 A GO
  3.00%, 03/01/04(h)                             AAA      Aaa      1,265        1,275,871
-----------------------------------------------------------------------------------------
Sumter (County of) School District No. 2;
  Refunding Unlimited Tax Series 2003 GO
  1.50%, 04/01/04                                AA+      Aa1      3,240        3,250,440
-----------------------------------------------------------------------------------------
University of South Carolina; University
  Revenue Series 2003 BAN
  1.75%, 07/24/04                                 --    MIG-1     17,700       17,822,374
-----------------------------------------------------------------------------------------
Western Carolina (Region of) Sewer Authority;
  Sewer System Series 2001 RB
  5.00%, 03/01/04(h)                             AAA      Aaa      1,100        1,118,993
=========================================================================================
                                                                               85,104,761
=========================================================================================

TENNESSEE-8.03%

Blount (County of) Public Building Authority
  (Local Government Public Improvements);
  VRD Series 2002 A-7-C RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      4,040        4,040,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-1-H RB
    1.25%, 06/01/20(h)(i)                         --   VMIG-1      1,290        1,290,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-2-H RB
    1.25%, 06/01/17(h)(i)                         --   VMIG-1      3,850        3,850,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-3-A RB
    1.25%, 06/01/26(h)(i)                         --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Funding (LOC-Bank of America N.A.)
  VRD Series 2001 RB
    1.22%, 07/01/31(b)(i)                         --   VMIG-1    $ 6,880   $    6,880,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 RB
    1.22%, 01/01/33(b)(i)                         --   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Water, Sewer & Gas;
  Refunding Series 2002 RB
  4.10%, 02/01/04(h)                              --      Aaa      1,015        1,025,731
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.15%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(c)(d)(e)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.10%, 11/01/26(c)(h)                           --   VMIG-1     13,150       13,150,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority;
  Wastewater Systems VRD Series 2002 RB
  1.10%, 12/01/22(c)(h)                           --   VMIG-1     24,100       24,100,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  1.28%, 03/01/22(b)(c)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knox (County of); Unlimited Tax Series 2003
  BAN
  1.00%, 11/01/03                              SP-1+   VMIG-1      4,200        4,200,168
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Suburban
  Electric System);
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1     12,780       12,780,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1      4,050        4,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool);
  Pooled Funding Government Obligation VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.22%, 04/01/32(b)(i)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
    1.10%, 06/01/15(c)(h)                         --   VMIG-1      5,570        5,570,000
-----------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
    1.10%, 06/01/06(c)(h)                         --   VMIG-1      1,760        1,760,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,390        1,390,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,335        1,335,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      1,325        1,325,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      2,850        2,850,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
    1.10%, 06/01/18(c)(h)                         --   VMIG-1      3,770        3,770,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
    1.10%, 06/01/20(c)(h)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
    1.10%, 06/01/24(c)(h)                         --   VMIG-1      5,600        5,600,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
    1.10%, 06/01/25(c)(h)                         --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV B-3 RB
    1.25%, 06/01/13(h)(i)                         --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV E-1 RB
    1.25%, 06/01/30(h)(i)                         --   VMIG-1     11,400       11,400,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV F-1 RB
    1.25%, 06/01/25(h)(i)                         --   VMIG-1      7,540        7,540,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.25%, 04/01/22(b)(c)                           --   VMIG-1     11,500       11,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.13%, 05/01/33(b)(c)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board; Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.96%, 10/27/03(b)                            A-1+       --      8,200        8,200,000
-----------------------------------------------------------------------------------------
  1.00%, 10/27/03(b)                            A-1+       --      4,200        4,200,000
-----------------------------------------------------------------------------------------
Tennessee (State of); Unlimited Tax Series
  1994 A GO
  5.40%, 03/01/04(f)(g)                          NRR      NRR      1,740        1,796,688
-----------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Wilson (County of); Refunding Capital Outlay
  Notes Unlimited Tax Series 2002 A GO
  5.00%, 06/15/04(h)                              --      Aaa      1,440        1,481,952
=========================================================================================
                                                                              199,824,539
=========================================================================================

TEXAS-11.14%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multi-State Non-AMT
  Series 2001-16 Ctfs.
  1.18%, 08/15/10 (Acquired 08/20/03; Cost
  $5,395,000)(c)(d)(e)(g)                         --   VMIG-1      5,395        5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES- Panhandle Pooled Health Care); VRD
  Series 1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                           --   VMIG-1      4,400        4,400,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bell (County of) Health Facilities
  Development Corp. (Scott & White); Hospital
  VRD Series 2001-1 RB
  1.25%, 08/15/31(h)(i)                         A-1+   VMIG-1    $ 3,670   $    3,670,000
-----------------------------------------------------------------------------------------
Bellaire (City of); Refunding Limited Tax
  Series 2002 B GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,060        1,068,169
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,090,435
-----------------------------------------------------------------------------------------
Clint (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,000        1,015,125
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.14%, 08/15/28(c)(h)                        SP-1+   VMIG-1      1,700        1,700,000
-----------------------------------------------------------------------------------------
Corpus Christi (City of); Limited Tax
  Refunding & Improvement Series 2003 GO
  2.00%, 03/01/04(h)                             AAA      Aaa      1,640        1,645,540
-----------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(f)(g)                          NRR      NRR      3,120        3,233,031
-----------------------------------------------------------------------------------------
Denton (City of) Utility Systems; Refunding &
  Improvement Series 2001 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,620        1,630,823
-----------------------------------------------------------------------------------------
Denton (City of); Limited Tax Ctfs.
  Obligation Series 2001 GO
  4.75%, 02/15/04(h)                             AAA      Aaa      1,000        1,014,197
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.15%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(c)(d)(e)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 974305 COP 1.15%, 12/01/27
    (Acquired 04/27/99; Cost
    $14,005,000)(c)(d)(e)                       A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP 1.15%,
    12/01/30 (Acquired 11/13/02; Cost
    $8,910,000)(c)(d)(e)                        A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.15%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(c)(d)(e)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.15%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(c)(d)(e)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.15%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.13%, 08/15/22 (Acquired
  01/29/03-07/08/03; Cost
  $8,015,000)(c)(d)(e)                            --   VMIG-1      8,015        8,015,000
-----------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Chase Bank of Texas
  N.A.)
  1.13%, 12/01/14 (Acquired 09/03/03; Cost
  $1,050,000)(b)(c)(d)                            --      Aa3      1,050        1,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family VRD Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.10%, 06/01/10(c)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,345
-----------------------------------------------------------------------------------------
Harlandale Independent School District;
  Refunding Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.00%, 02/01/04                                AAA      Aaa      1,340        1,343,771
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,000,000
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        1,995,000
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Pollution Control
  VRD Series 1985 IDR
  1.10%, 11/01/03(c)(g)                         A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Refunding & Public
  Improvement Limited Tax Series 1999 A GO
  5.00%, 03/01/04                                AA-      Aa3      1,000        1,016,818
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.85%, 10/30/03                                A-1      P-1     19,700       19,700,000
-----------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,375        1,395,577
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Katy (City of) Independent School District;
  Unlimited Tax Series 2001 B GO (CEP-Texas
  Permanent School Fund)
  4.00%, 02/15/04                                AAA      Aaa    $ 2,000   $    2,022,535
-----------------------------------------------------------------------------------------
Keller (City of); Limited Tax Ctfs.
  Obligation Series 2003 GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,120        1,128,075
-----------------------------------------------------------------------------------------
Killeen (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  4.50%, 02/15/04                                AAA      Aaa      1,005        1,018,337
-----------------------------------------------------------------------------------------
Lewisville (City of); Refunding Limited Tax
  Series 2002 GO
  3.50%, 02/15/04(h)                             AAA      Aaa      1,000        1,009,562
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  1.13%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(c)(d)(e)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Kerrville
  Independent School District); Refunding
  Unlimited Tax VRD Series 2000 PA-698 GO
  1.10%, 11/13/03 (Acquired 05/14/03; Cost
  $6,010,000)(c)(d)(e)                            --   VMIG-1      6,010        6,010,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.13%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(c)(d)(e)                          A-1+       --      5,935        5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); Floating Rate Trust Ctfs.
  VRD Series 2003-780 RB
  1.14%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

North Texas (Region of) Municipal Water
  District; Refunding Regional Wastewater
  Systems Series 2003 RB
  3.00%, 06/01/04(h)                             AAA      Aaa    $ 2,930   $    2,971,886
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax Series 2003 A GO
  (CEP-Texas Permanent School Fund)
  1.00%, 08/01/04                               A-1+   VMIG-1      2,400        2,400,000
-----------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Refunding Pollution Control
  Series 1996 IDR
  1.10%, 07/01/16(c)(h)                         A-1+   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.00%, 02/15/04                                AAA      Aaa      1,500        1,522,469
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      2,600        2,613,858
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,307,431
-----------------------------------------------------------------------------------------
San Antonio (City of) Municipal Drainage
  Utilities System; Series 2003 RB
  2.00%, 02/01/04(h)                             AAA      Aaa      1,035        1,038,710
-----------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series
  2001 A Commercial Paper Notes
  0.80%, 10/14/03                                 --      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.15%, 01/01/18(b)(c)                         A-1+       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                              SP-1+    MIG-1     63,200       63,704,307
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Travis (County of); Refunding Limited Tax
  Series 2002 GO
  4.00%, 03/01/04                                AAA      Aaa    $ 2,000   $    2,025,456
-----------------------------------------------------------------------------------------
Trinity River Authority (Red Oak Creek
  System); Refunding Series 2003 RB
  3.00%, 02/01/04(h)                             AAA      Aaa      1,185        1,193,191
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers);
  (LOC-American National Bank & Trust)
  VRD Series 1985 A IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,450        1,450,000
=========================================================================================
                                                                              276,975,648
=========================================================================================

UTAH-1.29%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB (LOC-Bank One
  Arizona N.A.)
  1.10%, 08/15/27(b)(c)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
Davis (County of) School District (Utah
  School Building Guarantee Program);
  Unlimited Tax Series 2003 GO
  2.00%, 06/01/04                                 --      Aaa      4,040        4,064,563
-----------------------------------------------------------------------------------------
Davis (County of); Series 2003 TRAN
  2.00%, 12/30/03                                 --    MIG-1      3,900        3,910,026
-----------------------------------------------------------------------------------------
First Union MERLOTs (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.15%, 07/01/10 (Acquired 10/23/02; Cost
  $7,195,000)(c)(d)(e)                            --   VMIG-1      7,195        7,195,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray City Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  1.13%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(c)(d)(e)                           A-1       --      5,995        5,995,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.07%, 12/01/14(b)(c)                          A-1       --    $ 2,175   $    2,175,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Pollution Control
  (Service Station Holdings Project);
  Refunding VRD Series 1994 B IDR (CEP-BP
  PLC)
  1.22%, 08/01/07(i)                            A-1+      P-1      3,525        3,525,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Redevelopment
  Agency; Refunding Community Business
  District Neighborhood Redevelopment Tax Jr.
  Lien Series 2002 A RB
  3.75%, 03/01/04(h)                              --      Aaa      1,000        1,011,780
=========================================================================================
                                                                               32,116,369
=========================================================================================

VERMONT-0.43%

Vermont (State of) Educational & Health
  Building Financing Agency (Fletcher Allen
  Health Care Inc.); Hospital VRD Series 2000
  RB
  1.15%, 12/01/30(c)(h)                         A-1+   VMIG-1      8,000        8,000,000
-----------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.00%, 01/01/04(b)(k)                           --   VMIG-1      2,640        2,640,000
=========================================================================================
                                                                               10,640,000
=========================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Series
  2001 B RB (LOC-SunTrust Bank)
  1.10%, 07/01/31(b)(c)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System);
  Commercial Paper Notes
  0.85%, 12/11/03                               A-1+      P-1    $ 5,500   $    5,500,000
-----------------------------------------------------------------------------------------
Roanoke (City of) Industrial Development
  Authority (Carilion Health System);
  Refunding Hospital VRD Series 2002 B IDR
  1.25%, 07/01/27(i)                            A-1+   VMIG-1      1,300        1,300,000
=========================================================================================
                                                                                8,345,000
=========================================================================================

WASHINGTON-5.56%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Series
  2003-7 Ctfs.
  1.13%, 11/05/03 (Acquired 05/13/03; Cost
  $10,685,000)(d)(e)(g)(m)                        --   VMIG-1     10,685       10,685,000
-----------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding Limited Tax Multi-State Non-AMT
  VRD Series 2001-1 Ctfs.
  1.18%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America NT & SA)
  1.15%, 12/01/28(b)(c)(j)                        --       --      2,565        2,565,000
-----------------------------------------------------------------------------------------
Clark (County of) School District No.037
  (City of Vancouver); Refunding Unlimited
  Tax Series 2003 B GO
  2.00%, 06/01/04                                 --      Aa1      1,700        1,710,818
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.15%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(c)(d)(e)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.15%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(c)(d)(e)                         A-1+       --    $14,400   $   14,400,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  (LOC-Bank of America N.A.)
  Commercial Paper Notes 0.98%, 02/19/04(b)     A-1+       --      4,300        4,300,000
-----------------------------------------------------------------------------------------
  Series A Commercial Paper Notes 0.98%,
    02/19/04(b)                                 A-1+       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series
  2001 GO (LOC-Bank of America N.A.)
  1.15%, 12/01/21(b)(c)(j)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.10%, 02/15/21(b)(c)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank N.A.)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      3,915        3,915,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue (LOC-U.S. Bank N.A.)
  VRD Series 1999 A RB
    1.14%, 10/05/03(b)(c)                         --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 B RB
    1.14%, 12/01/19(b)(c)                         --   VMIG-1        200          200,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PF-846 RB
  1.14%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(c)(d)(e)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.15%, 01/01/27(b)(c)                         A-1+   VMIG-1    $12,705   $   12,705,000
-----------------------------------------------------------------------------------------
Pierce (County of) School District No.010
  (City of Tacoma); Unlimited Tax Series 2001
  GO
  4.00%, 06/01/04                                AA+      Aa1      3,350        3,418,850
-----------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.12%, 11/01/25(c)                            A-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC-U.S.
  Bank of Washington)
  1.15%, 05/01/19(b)(c)                         A-1+       --      2,440        2,440,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.15%, 12/01/15(b)(c)                         A-1+       --      2,870        2,870,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,446
-----------------------------------------------------------------------------------------
Tacoma (City of) Conservation System
  Projects; Refunding Series 2003 RB
  2.00%, 12/01/03                                AA-      Aa1      1,120        1,121,704
-----------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.80%, 10/16/03(b)                            A-1+      P-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Thurston (County of) School District No.033
  (City of Tumwater); Unlimited Tax Series
  2003 GO
  2.00%, 12/01/03(h)                              --      Aaa      1,400        1,402,432
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.14%, 11/02/05(b)(c)                         A-1+       --    $ 1,515   $    1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Rockwood Retirement
  Communities); VRD Nonprofit Housing Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  1.20%, 01/01/34(b)(i)                           --   VMIG-1      4,000        4,000,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 07/01/30(b)(c)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited
  Tax Series 2001 R-A GO
  5.25%, 09/01/04(h)                             AAA      Aaa      1,000        1,037,691
=========================================================================================
                                                                              138,162,941
=========================================================================================

WEST VIRGINIA-0.41%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.15%, 06/01/13(b)(c)                           --   VMIG-1     10,270       10,270,000
=========================================================================================

WISCONSIN-2.63%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina)
  1.05%, 12/01/20 (Acquired 09/03/03; Cost
  $3,500,000)(b)(c)(d)                            --      Aa2      3,500        3,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin (City of) Community Redevelopment
  Authority (Indian Community School-
  Milwaukee); VRD Series 2002 RB (LOC-Bank
  One Wisconsin)
  1.15%, 07/01/22(b)(c)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.15%, 04/01/32(b)(c)                           --   VMIG-1      3,090        3,090,000
-----------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (2430 West Wisconsin Avenue Project);
  Refunding Series 2003 RB
  2.00%, 03/01/04(h)                              --      Aaa      1,400        1,405,185
-----------------------------------------------------------------------------------------
New Berlin (City of) School District; Series
  2003 TAN
  1.88%, 02/01/04                                 --    MIG-1      6,200        6,216,926
-----------------------------------------------------------------------------------------
New Berlin (City of); Promissory Notes
  Unlimited Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,120,902
-----------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/35(b)(c)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.12%, 07/01/28(b)(c)                           --   VMIG-1      1,450        1,450,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB (LOC-M&I Marshall
  & Ilsley Bank)
  1.15%, 06/01/23(b)(c)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.15%, 09/01/19(b)(c)                          A-1       --    $ 5,938   $    5,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  1.15%, 07/01/23(b)(c)                           --   VMIG-1      4,250        4,250,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2 RB
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,005,662
-----------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series
  1993-2 RB
  4.70%, 06/01/04                                AA+      Aa2      3,500        3,583,575
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1994 B GO
  5.50%, 05/01/04(f)(g)                          NRR      Aaa    $ 3,100   $    3,183,389
=========================================================================================
                                                                               65,443,639
=========================================================================================

WYOMING-0.29%

Unita (County of) Pollution Control (Chevron
  U.S.A. Inc. Project); Refunding VRD Series
  1992 IDR
  1.20%, 12/01/22(i)                              --   VMIG-1      7,100        7,100,000
=========================================================================================
TOTAL INVESTMENTS-99.81% (Cost
  $2,482,298,015)(o)                                                        2,482,298,015
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-0.19%                                             4,607,194
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,486,905,209
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
CPO      - Certificates or Ordinary Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in notes (j) & (l) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund (consisting of U.S. Treasury Obligation) held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/03.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $571,020,000, which represented 22.96% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)
    Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 09/30/03.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 09/30/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 09/30/03 was $20,680,000 which represented 0.83% of the Fund's net assets.
(n) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined semi-annually. Rate shown is the rate in effect on 09/30/03.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003
(Unaudited)

Investments, at market value (cost
  $2,482,298,015)                           $2,482,298,015
----------------------------------------------------------
Cash                                             6,685,045
----------------------------------------------------------
Receivables for:
  Investments sold                               2,545,000
----------------------------------------------------------
  Interest                                       6,884,691
----------------------------------------------------------
  Amount due from advisor                           13,622
----------------------------------------------------------
Investment for deferred compensation plan           69,806
----------------------------------------------------------
Other assets                                        97,001
==========================================================
     Total assets                            2,498,593,180
__________________________________________________________
==========================================================


LIABILITIES:

Payables for:
  Investments purchased                          9,834,187
----------------------------------------------------------
  Dividends                                      1,437,267
----------------------------------------------------------
  Deferred compensation plan                        69,806
----------------------------------------------------------
Accrued distribution fees                          136,458
----------------------------------------------------------
Accrued directors' fees                             60,130
----------------------------------------------------------
Accrued transfer agent fees                         31,562
----------------------------------------------------------
Accrued operating expenses                         118,561
==========================================================
     Total liabilities                          11,687,971
==========================================================
Net assets applicable to shares
  outstanding                               $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional
     paid-in)                               $2,486,953,177
----------------------------------------------------------
  Undistributed net realized gain (loss)
     from investment securities                    (47,968)
==========================================================
                                            $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS:

Institutional Class                         $1,410,775,610
__________________________________________________________
==========================================================
Private Investment Class                    $  201,098,835
__________________________________________________________
==========================================================
Personal Investment Class                   $   11,477,855
__________________________________________________________
==========================================================
Cash Management Class                       $  597,548,363
__________________________________________________________
==========================================================
Reserve Class                               $   14,011,493
__________________________________________________________
==========================================================
Resource Class                              $  251,993,053
__________________________________________________________
==========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

__________________________________________________________
==========================================================
Institutional Class:
Authorized                                  16,600,000,000
----------------------------------------------------------
Outstanding                                  1,410,749,703
__________________________________________________________
==========================================================
Private Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    201,088,230
__________________________________________________________
==========================================================
Personal Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     11,475,033
__________________________________________________________
==========================================================
Cash Management Class:
Authorized                                   6,100,000,000
----------------------------------------------------------
Outstanding                                    597,551,809
__________________________________________________________
==========================================================
Reserve Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     14,009,682
__________________________________________________________
==========================================================
Resource Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    251,995,227
__________________________________________________________
==========================================================
Net asset value and offering price per
  share for each class                      $         1.00
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $14,121,270
=========================================================================

EXPENSES:

Advisory fees                                                   2,760,656
-------------------------------------------------------------------------
Administrative services fees                                      272,002
-------------------------------------------------------------------------
Custodian fees                                                     63,070
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        597,436
-------------------------------------------------------------------------
  Personal Investment Class                                        55,698
-------------------------------------------------------------------------
  Cash Management Class                                           332,805
-------------------------------------------------------------------------
  Reserve Class                                                    56,813
-------------------------------------------------------------------------
  Resource Class                                                  288,548
-------------------------------------------------------------------------
Transfer agent fees                                               241,539
-------------------------------------------------------------------------
Directors' fees                                                    23,413
-------------------------------------------------------------------------
Other                                                             235,728
=========================================================================
    Total expenses                                              4,927,708
=========================================================================
Less: Fees waived                                              (1,135,487)
-------------------------------------------------------------------------
    Net expenses                                                3,792,221
=========================================================================
Net investment income                                          10,329,049
=========================================================================
Net realized gain (loss) from investment securities                (6,195)
=========================================================================
Net increase in net assets resulting from operations          $10,322,854
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                               SEPTEMBER 30,       MARCH 31,
                                                                   2003               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   10,329,049     $   26,106,952
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (6,195)           (25,175)
===============================================================================================
    Net increase in net assets resulting from operations          10,322,854         26,081,777
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,001,469)       (17,031,877)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (713,119)        (1,818,359)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (23,944)           (93,454)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,595,373)        (4,920,342)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (5,402)           (64,630)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (989,742)        (2,178,290)
===============================================================================================
    Decrease in net assets resulting from distributions          (10,329,049)       (26,106,952)
===============================================================================================
Share transactions-net:
  Institutional Class                                             89,554,274         82,192,016
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (26,733,555)        48,742,626
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (5,513,638)        11,894,107
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (20,132,878)       297,170,515
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,358,196         (5,545,385)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,182,884)       122,868,778
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 30,349,515        557,322,657
===============================================================================================
    Net increase in net assets                                    30,343,320        557,297,482
===============================================================================================
NET ASSETS:

  Beginning of period                                          2,456,561,889      1,899,264,407
===============================================================================================
  End of period                                               $2,486,905,209     $2,456,561,889
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class separately are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, director's fees, federal registration fees, extraordinary items including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the six months ended September 30, 2003, AIM waived fees of $683,759.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, AIM was paid $272,002 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, AISI retained $198,866 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended September 30, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $298,718, $40,845, $266,244, $42,926 and $230,839, respectively, after FMC waived Plan fees of $298,718, $14,853, $66,561, $13,887 and $57,709, respectively.

    Certain officers and directors of the Fund are officers of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the six months ended September 30, 2003, the Fund paid legal fees of $3,442 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Independent Directors. A member of that firm is a Director of the Fund.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2003.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD
--------------------------------------------------------
March 31, 2004                                $16,322
--------------------------------------------------------
March 31, 2011                                 15,098
========================================================
Total capital loss carryforward               $31,420
________________________________________________________
========================================================

NOTE 6--CAPITAL STOCK INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                                               CHANGES IN SHARES OUTSTANDING
                                                           ----------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                  SEPTEMBER 30, 2003                     MARCH 31, 2003
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       6,022,615,414    $ 6,022,615,414     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    353,068,312        353,068,312       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    14,429,055         14,429,055        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,726,909,483      2,726,909,483     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                83,105,327         83,105,327       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              740,835,889        740,835,889       962,309,593        962,309,593
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,447,089          2,447,089         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        453,644            453,644         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         2,305              2,305            14,703             14,703
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         2,245,872          2,245,872         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     5,879              5,879            71,043             71,043
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  978,391            978,391         2,003,975          2,003,975
=================================================================================================================================
Reacquired:
  Institutional Class                                      (5,935,508,229)    (5,935,508,229)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (380,255,511)      (380,255,511)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (19,944,998)       (19,944,998)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (2,749,288,233)    (2,749,288,233)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (81,753,010)       (81,753,010)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (749,997,164)      (749,997,164)     (841,444,790)      (841,444,790)
=================================================================================================================================
                                                               30,349,515    $    30,349,515       557,322,657    $   557,322,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS


                                                                                  PERSONAL INVESTMENT CLASS
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS               YEAR ENDED           DECEMBER 4, 2000
                                                               ENDED                   MARCH 31,           (DATE SALES COMMENCED)
                                                             SEPTEMBER 30,        -------------------       TO MARCH 31,
                                                                2003               2003         2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  1.00           $  1.00      $ 1.00              $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.001              0.01        0.02(a)             0.01
=================================================================================================================================
Less dividends from net investment income                        (0.001)            (0.01)      (0.02)              (0.01)
=================================================================================================================================
Net asset value, end of period                                  $  1.00           $  1.00      $ 1.00              $ 1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                    0.15%             0.69%       1.66%               0.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $11,478           $16,991      $5,102              $  722
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.77%(c)          0.76%       0.72%               0.70%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.02%(c)          1.02%       1.03%               1.04%(d)
=================================================================================================================================
Ratio of net investment income to average net assets               0.30%(c)          0.66%       1.51%               3.35%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $14,852,862.
(d)  Annualized.

NOTE 8--SUBSEQUENT EVENT

On October 21, 2003, shareholders approved an Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware statutory trust.

NOTE 9--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquiries from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

                     SEMI-ANNUAL REPORT / SEPTEMBER 30, 2003

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                  [COVER IMAGE]

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    DIRECTORS

Bob R. Baker                                                    Robert H. Graham
James T. Bunch                                                   Gerald J. Lewis
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                                       Larry Soll
                                                              Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome                                               Sr. Vice President
Gary T. Crum                                                  Sr. Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

        THIS MATERIAL IS PREPARED FOR INSTITUTIONAL INVESTOR USE ONLY AND
            MAY NOT BE QUOTED, REPRODUCED OR SHOWN TO MEMBERS OF THE
      PUBLIC, NOR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.

TFIT-SAR-2

[AIM LOGO]

                    LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report on the performance of the
ROBERT H.           Private Investment Class of the Cash Reserve Portfolio of
GRAHAM]             Tax-Free Investments Co., a money market fund investing in short-term municipal bonds of the highest credit ratings.
                    The report is for the six-month period ended September 30, 2003.

                        Low interest rates and the economic climate resulted in
                    low yields for money market investments.

                        From the beginning of the reporting period until June
                    25, 2003, the federal funds rate remained at 1.25%. In June, the Federal Reserve lowered the rate to 1.00%, its lowest level since 1958. At the end of the reporting period, the yield on the 10-year Treasury note was 3.96%. The federal funds rate does not mandate the rates offered on municipal bonds; however, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

    The growth rate of the gross domestic product (GDP) improved during the reporting period. GDP growth for the first quarter of 2003 had been 1.4%, annualized, and for the second quarter, which ended June 30, 2003, it was 3.3%, annualized. After the close of the reporting period, on October 30, 2003, the advance estimate for the third quarter was released. Third-quarter GDP growth was estimated at 7.2%, annualized.

    The job market was comparatively weak throughout the period, with the U.S. unemployment rate varying from 5.8% in March 2003, to a high of 6.4% in June, and back to 6.1% in both August and September.

    Consumer confidence rose at the beginning of the period and then declined during the final month. In April 2003, the Consumer Confidence Index rose to
81.0 from 61.4 the previous month. In September 2003, the index fell nearly five points to 76.8 from the August reading of 81.7. (The Conference Board's Consumer Confidence Index is based on a monthly survey of a representative sample of 5,000 U.S. households. Responses are measured against consumer confidence measured in 1985. The 1985 level is given a value of 100.) The decline in September 2003 has been attributed to the continuing weakness in the job market.

================================================================================

YIELDS AS OF 9/30/03

                                                      Monthly     Seven-Day
                                                       Yield      SEC Yield
                                                      -------     ---------
Cash Reserve Portfolio,                                0.51%          0.61%
Private Investment Class
iMoneyNet All Tax-Free                                 0.42%          0.50%
Money Fund Averages--Trademark--
iMoneyNet All Tax-Free Money                           0.36%          0.43%
Funds, Stockbroker and General Purpose--Trademark--

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The All Tax-Free Money Fund Average is the average performance of all funds that invest in short-term municipal securities and are exempt from federal taxation that are tracked by iMoneynet, Inc. The Stockbroker and General Purpose category consists of funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
================================================================================

YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2003, Cash Reserve Portfolio, Private Investment Class, outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.

    Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in securities that, at the time of investment, are "First Tier," as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment in a money market fund is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CLOSING

I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

    As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

    We hope you find this report informative. AIM is intent on providing safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help. We remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President

SCHEDULE OF INVESTMENTS

September 30, 2003
(Unaudited)


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.09%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.20%, 12/01/26(b)(c)                         A-1+   VMIG-1    $19,600   $   19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  1.28%, 05/01/07(b)(c)                           --   VMIG-1      5,025        5,025,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank of
  Alabama)
  1.23%, 06/01/16(b)(c)                           --   VMIG-1      2,225        2,225,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP 1.15%,
    01/01/43 (Acquired 11/05/02; Cost
    $4,100,000)(c)(d)(e)                        A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP 5.50%,
    01/01/04 (Acquired 04/16/03; Cost
    $4,870,000)(c)(d)(e)                        A-1+       --      4,870        4,870,000
-----------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 200 RB (LOC-AmSouth
  Bank)
  1.23%, 11/01/24(b)(c)                          A-1       --      6,200        6,200,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Health Care Authority;
  Health Care Facilities Series 1992 B RB
  6.63%, 06/01/04(f)(g)                          AAA      Aaa      2,500        2,643,717
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Jefferson (County of); Refunding Unlimited
  Tax Series 2002 A GO Wts.
  4.00%, 04/01/04                                 AA      Aa3    $ 1,000   $    1,015,386
-----------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC-Branch Banking & Trust)
  1.10%, 07/01/15(b)(c)                           --   VMIG-1      5,180        5,180,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.10%, 10/01/25(b)(c)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Talladega (County of) (School Warrants);
  Special Obligation School Warrants VRD
  Series 2003 RB (LOC-Regions Bank)
  1.11%, 02/01/31(b)(c)                           --   VMIG-1      6,885        6,885,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.28%, 10/01/23(b)(c)                           --   VMIG-1      7,112        7,112,000
=========================================================================================
                                                                               76,856,103
=========================================================================================

ALASKA-0.14%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.30%, 12/01/03(b)(n)                          A-1       --      2,390        2,390,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.15%, 06/01/06 (Acquired 12/27/02; Cost
  $1,200,000)(b)(c)(d)                            --      Aa1    $ 1,200   $    1,200,000
=========================================================================================
                                                                                3,590,000
=========================================================================================

ARIZONA-1.14%

Casa Grande (City of) Industrial Development
  Authority (Center Park Properties);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,810        1,810,000
-----------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Maricopa (County of) Industrial Development
  Authority (Gran Victoria Housing LLC
  Project); Multi-Family Housing VRD Series
  2000 A RB (CEP-Federal National Mortgage
  Association
  1.10%, 04/15/30(c)                            A-1+       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Maricopa (County of) School District No. 11
  (Peoria Unified School); Refunding &
  Improvement Limited Tax Series 2003 GO
  1.25%, 07/01/04(h)                             AAA      Aaa      4,100        4,112,496
-----------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  No. 097 (Deer Valley); Refunding Unlimited
  Tax Series 2003 GO
  4.00%, 07/01/04(h)                              --      Aaa      3,165        3,239,408
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Peoria (City of) (Projects of 1990, 1994 &
  2000); Unlimited Tax Series 2003 A GO
  5.00%, 07/01/04(h)                             AAA      Aaa    $ 5,900   $    6,082,629
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Series 2003 P Commercial Paper Notes
  (LOC-Dexia Public Finance)
  0.85%, 11/19/03(b)                            A-1+      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP-Federal
  Home Loan Bank)
  1.13%, 10/01/25(c)                            A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Valley of the Sun YMCA Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.25%, 01/01/31(b)(i)                         A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.15%, 10/01/22(b)(c)                          A-1   VMIG-1      2,000        2,000,000
=========================================================================================
                                                                               28,264,533
=========================================================================================

ARKANSAS-0.18%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/08(b)(c)(j)                        --       --      3,065        3,065,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      Aaa      1,420        1,422,462
=========================================================================================
                                                                                4,487,462
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-2.67%

Adams & Arapahoe (Counties of) Joint School
  District No. 28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa    $ 4,140   $    4,146,482
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.15%, 11/01/21(b)(c)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(b)(c)                         A-1+       --      2,010        2,010,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.15%, 12/01/33(b)(c)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.12%, 01/01/31(b)(c)                         A-1+       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 12/01/20(b)(c)                         A-1+       --      1,600        1,600,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 07/01/32(b)(c)                         A-1+       --      4,210        4,210,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority; Multi-Family Insured Mortgage
  VRD Series 2002 AA RB
  1.07%, 10/01/30(c)(h)                           --   VMIG-1    $ 2,270   $    2,270,000
-----------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 03/15/23(b)(c)                         A-1+       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (KY Circle Village
  Project); VRD Series 2000 RB (LOC-U.S. Bank
  N.A.)
  1.12%, 10/01/29(b)(c)                         A-1+       --      1,820        1,820,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E. Webb
  Municipal Office Building); Refunding VRD
  Series 2003 C2 RB
  1.05%, 12/01/29(c)(h)                         A-1+   VMIG-1     23,400       23,400,000
-----------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax;
  Refunding Series 2003 RB
  2.00%, 11/01/03(h)                             AAA      Aaa      1,040        1,040,819
-----------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No.2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/22(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water); VRD Series 2003 PT-1872 RB
  1.13%, 12/01/22 (Acquired 05/29/03; Cost
  $7,860,000)(c)(d)(e)(j)                         --       --      7,860        7,860,000
=========================================================================================
                                                                               66,487,301
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

CONNECTICUT-0.06%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR (LOC-Citizens
  Bank of Massachusetts)
  1.00%, 12/01/15(b)(k)                         A-1+       --    $ 1,400   $    1,400,000
=========================================================================================

DELAWARE-0.33%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB (LOC-Citizens Bank of
  Pennsylvania)
  1.10%, 07/01/33(b)(c)                         A-1+       --      8,250        8,250,000
=========================================================================================

DISTRICT OF COLUMBIA-0.36%

District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(f)(g)                          AAA      NRR      1,000        1,020,000
-----------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 IDR
  (LOC-First Union National Bank)
  1.15%, 08/01/29 (Acquired 09/26/03; Cost
  $2,015,000)(b)(c)(d)                           A-1       --      2,015        2,015,000
-----------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax Series
  1994 B GO
  1.07%, 06/01/30(c)(h)                          AAA      Aaa      1,320        1,320,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD
  Series 2003 A12 RB
  1.15%, 10/01/17 (Acquired 02/24/03; Cost
  $4,680,000)(c)(d)(e)                            --   VMIG-1      4,680        4,680,000
=========================================================================================
                                                                                9,035,000
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


FLORIDA-6.12%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  1.16%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/25(b)(c)                         A-1+       --      1,950        1,950,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Refunding Unlimited Tax Capital Outlay
  Series 1993 A GO
  5.00%, 06/01/04                                AA+      Aa2      1,200        1,231,041
-----------------------------------------------------------------------------------------
Halifax Hospital Medical Center (Florida
  Health Care Plan Inc. Project); Health Care
  Facilities VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.10%, 12/01/13(b)(c)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2000 A RB
  1.10%, 12/01/26(c)(h)                         A-1+   VMIG-1     30,900       30,900,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2003 A RB (LOC-SunTrust Bank)
  1.10%, 11/15/32(b)(c)                         A-1+   VMIG-1      1,150        1,150,000
-----------------------------------------------------------------------------------------
Hillsborough (County of) Aviation Authority
  (Delta Airlines); Refunding Special Purpose
  VRD Series 2000 IDR (LOC-General Electric
  Capital Corp.)
  1.12%, 12/01/30(b)(c)                         A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(b)(c)(d)(j)                         --       --    $ 2,300   $    2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC-Bank of America N.A.)
  1.15%, 06/01/22(b)(c)                           --   VMIG-1     12,555       12,555,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper
  Notes
  0.90%, 04/01/04                                 --   VMIG-1     19,000       19,000,000
-----------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB (LOC-AmSouth
  Bank of Florida)
  1.15%, 10/01/30(b)(c)                           --   VMIG-1     13,575       13,575,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.13%, 10/01/18 (Acquired 10/10/02; Cost
  $9,140,000)(c)(d)(e)                          A-1+       --      9,140        9,140,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/25(b)(c)(j)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project)); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.15%, 12/01/19(b)(c)(j)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  1.14%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(c)(d)(e)                          A-1       --    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.15%, 08/01/19(b)(c)(j)                        --       --      1,550        1,550,000
-----------------------------------------------------------------------------------------
North Miami Beach (City of); Unlimited Tax
  Series 1994 GO
  6.30%, 02/01/04(f)(g)                          AAA      Aaa      2,515        2,609,466
-----------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 11/01/28 (Acquired
  01/29/02-05/02/03; Cost
  $1,895,000)(b)(c)(d)(j)                         --       --      1,895        1,895,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.13%, 02/01/23(b)(c)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 12/01/31(b)(c)(j)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.15%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,035,000)(b)(c)(d)(j)                         --       --      5,035        5,035,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Lucie (County of) Industrial Development
  (Florida Convalescent Centers Project);
  Refunding VRD Series 1988 IDR (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/11(b)(k)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(f)(g)                          NRR      NRR      3,400        3,468,000
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.15%, 07/01/22(b)(c)(j)                        --       --      5,245        5,245,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.12%, 05/01/28(b)(c)                          A-1       --        900          900,000
=========================================================================================
                                                                              152,238,507
=========================================================================================

GEORGIA-3.25%

Albany (City of)-Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital); VRD Series 2002 RAC
  1.23%, 09/01/32(h)(i)                           --   VMIG-1      3,800        3,800,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              MIG-1    SP-1+     13,500       13,515,644
-----------------------------------------------------------------------------------------
Columbia (County of) Elderly Authority
  (Augusta Resource Center on Aging);
  Residential Care Facilities VRD Series 1990
  RB (LOC-Wachovia Bank N.A.)
  1.05%, 01/01/21(b)(c)                           --   VMIG-1      2,180        2,180,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.15%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(c)(d)(e)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.10%, 06/01/15(b)(c)                          A-1       --    $ 1,600   $    1,600,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,043,505
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.05%, 10/01/14(b)(c)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.18%, 10/01/32(b)(c)                           --   VMIG-1      7,390        7,390,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.10%, 11/01/27(b)(c)                           --   VMIG-1      2,310        2,310,000
=========================================================================================
                                                                               80,839,149
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.15%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  1.15%, 07/01/18 (Acquired 02/27/03; Cost
  $3,900,000)(c)(d)(e)                            --   VMIG-1      3,900        3,900,000
=========================================================================================
                                                                                9,900,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

IDAHO-0.15%

Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 12/01/21(b)(c)                           --   VMIG-1    $ 3,845   $    3,845,000
=========================================================================================

ILLINOIS-14.81%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Limited Tax Multi-State
  Non-AMT VRD Series 2001-34 Ctfs.
  1.18%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.14%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(c)(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.14%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(c)(d)(e)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax VRD Series 2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      2,450        2,450,000
-----------------------------------------------------------------------------------------
Chicago (City of) Park District; Series 2003
  A TAN
  1.75%, 05/01/04                                 --    MIG-1     19,500       19,595,681
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series A RB
  5.75%, 12/01/03(f)(g)                          AAA      Aaa      7,000        7,194,159
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(f)(g)                          AAA      NRR      1,000        1,034,167
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Chicago (City of); Equipment Notes Unlimited
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa    $ 1,635   $    1,652,294
-----------------------------------------------------------------------------------------
Chicago (City of); Projects & Refunding
  Unlimited Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,203,680
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(g)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series
  2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.15%, 01/01/29 (Acquired 05/02/02; Cost
  $5,500,000)(c)(d)(e)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.15%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(c)(d)(e)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.23%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(c)(d)(e)                          A-1+       --      4,950        4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  1.15%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(c)(d)(e)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A
  COP
  1.15%, 06/01/15 (Acquired 06/12/03; Cost
  $3,775,000)(c)(d)(e)                          A-1+       --      3,775        3,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.15%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(c)(d)(e)                          A-1+       --    $ 7,340   $    7,340,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP
  1.15%, 12/01/14 (Acquired 05/14/03; Cost
  $2,800,000)(c)(d)(e)                          A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.15%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(c)(d)(e)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago);
  Limited Tax VRD Series 2000 A12 GO
    1.15%, 01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(c)(d)(e)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  Limited Tax VRD Series 2002 A44 GO
    1.15%, 01/01/20 (Acquired 08/02/02; Cost
    $7,875,000)(c)(d)(e)                          --   VMIG-1      7,875        7,875,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  Unlimited Tax VRD Series 2001 A93 GO 1.15%,
    07/01/27 (Acquired 10/10/01; Cost
    $3,680,000)(c)(d)(e)                          --   VMIG-1      3,680        3,680,000
-----------------------------------------------------------------------------------------
  Unlimited Tax VRD Series 2002 A41 GO
    1.15%, 06/01/17 (Acquired 07/25/02-
    10/31/02; Cost $17,920,000)(c)(d)(e)          --   VMIG-1     17,920       17,920,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (Cook County); Unlimited
  VRD Tax Series 2003 B11 GO
  1.15%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(c)(d)(e)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Series 2001 A124 GO
  1.15%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,550,000)(c)(d)(e)                           A-1       --      6,550        6,550,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO
  1.15%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project); Refunding Multi-Family Housing
  VRD Series 2000 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.07%, 03/01/30(c)                            A-1+       --      4,845        4,845,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.15%, 08/01/26(b)(c)                         A-1+       --      2,273        2,273,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.10%, 06/01/17(b)(c)                          A-1       --      9,300        9,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 11/01/27(b)(c)                          A-1       --      9,500        9,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Project);
  VRD Series 1999 RB (LOC-LaSalle Bank N.A.)
  1.12%, 01/01/19 (Acquired 09/24/03; Cost
  $4,100,000)(b)(c)(d)                           A-1       --    $ 4,100   $    4,100,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Con Edison Co. Project);
  Refunding VRD Series 1994 C RB (LOC-ABN
  Amro Bank N.V.)
  1.08%, 03/01/09(b)(c)                         A-1+      P-1      9,800        9,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern Healthcare
  Corp.);
  VRD Series 2001 A RB
    1.10%, 05/01/31(c)                           A-1   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 C RB
    1.10%, 05/01/31(c)                          A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/24(b)(c)                         A-1+       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 A RN (LOC-Harris Trust &
  Savings Bank)
  1.10%, 06/30/04(b)(c)                         A-1+       --      6,240        6,240,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation of
  Metropolitan Chicago Projects); VRD Series
  2002 RB
  1.25%, 09/01/32(h)(i)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation Projects); VRD
  Series 1999 RB
  1.10%, 09/01/24(c)(h)                           --   VMIG-1      5,355        5,355,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1    $ 2,800   $    2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,825        2,825,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 07/01/41 (Acquired
  01/29/03-07/30/03; Cost
  $2,975,000)(b)(c)(d)                           A-1       --      2,975        2,975,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.15%, 09/01/32(b)(c)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metro Chicago Project);
  VRD Series 2001 RB (LOC-Harris Trust &
  Savings Bank)
  1.22%, 06/01/29(b)(i)                         A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.15%, 03/01/32(b)(c)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  VRD Series 1992 RB (LOC-First National
  Bank)
  1.15%, 10/01/26(b)(c)                           --   VMIG-1    $ 1,300   $    1,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-American National
  Bank & Trust)
  1.15%, 06/01/29(b)(c)                          A-1       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  VRD Series 1985 L RB
  1.10%, 12/15/25(c)                              --   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 RB
  1.10%, 12/01/25(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.15%, 02/15/19(b)(c)                          A-1       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); VRD Series
  1999 B RB
  1.15%, 11/15/29(c)(h)                          A-1   VMIG-1      1,050        1,050,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bromenn Healthcare); VRD Series
  2002 RB (LOC-Harris Trust & Savings Bank)
  1.20%, 08/15/32(b)(i)                         A-1+       --      1,500        1,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 IDR (LOC-American National Bank
  & Trust)
  1.15%, 04/01/33(b)(c)                          A-1       --      1,600        1,600,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.10%, 02/01/34(c)(h)                          A-1   VMIG-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.15%, 05/15/26(b)(c)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,190,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 2002 B RB
  1.20%, 08/15/09(i)                            A-1+   VMIG-1      2,800        2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.10%, 01/01/16(c)(h)                           --   VMIG-1     10,800       10,800,000
-----------------------------------------------------------------------------------------
  1.10%, 01/01/17(c)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series
  2002 RB
  5.00%, 06/15/04                                AAA      Aa3      1,000        1,027,566
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  2003 GO
  2.00%, 01/15/04                              SP-1+    MIG-1      5,000        5,015,032
-----------------------------------------------------------------------------------------
  1.50%, 03/15/04                              SP-1+    MIG-1      5,000        5,012,366
-----------------------------------------------------------------------------------------
  2.00%, 04/15/04                              SP-1+    MIG-1      5,000        5,027,418
-----------------------------------------------------------------------------------------
  1.50%, 05/15/04                              SP-1+    MIG-1      5,000        5,016,567
-----------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.15%, 12/01/21(b)(c)                         A-1+       --      5,000        5,000,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-LaSalle National
  Bank)
  1.10%, 12/01/04(b)(c)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Sangamon (County of) School District (No.186
  Springfield); Series 2003 TAN
  2.00%, 12/18/03                              SP-1+       --    $ 5,000   $    5,009,027
-----------------------------------------------------------------------------------------
Schaumburg (City of) (Treehouse II Apartments
  Project); Refunding Multi-Family Housing
  VRD Series 1999 RB (CEP-Federal National
  Mortgage Association)
  1.05%, 12/15/29(c)                            A-1+       --     12,185       12,185,000
-----------------------------------------------------------------------------------------
Winnebago & Boone (Counties of) Community
  High School District No.207; Unlimited Tax
  Series 1994 GO
  6.25%, 12/30/03(f)(g)                          AAA      Aaa      1,200        1,215,515
=========================================================================================
                                                                              368,221,472
=========================================================================================

INDIANA-0.98%

Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,507,188
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Midyear Funding
  Program Notes); Series 2003 A RN
  1.25%, 04/15/04                              SP-1+    MIG-1      9,000        9,015,370
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society);
  Educational Facilities VRD Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.15%, 08/01/31 (Acquired
  01/23/02-09/03/03; Cost
  $6,140,000)(b)(c)(d)                           A-1       --      6,140        6,140,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College of Indiana);
  Educational Facilities VRD Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.15%, 10/01/19(b)(c)                          A-1       --      1,215        1,215,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.10%, 11/01/20(b)(c)                          A-1       --    $ 2,345   $    2,345,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Fayette Memorial
  Hospital Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.25%, 10/01/32(b)(i)                         A-1+       --      3,100        3,100,000
=========================================================================================
                                                                               24,322,558
=========================================================================================

IOWA-0.67%

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America N.A.)
  1.15%, 02/01/33(b)(c)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2003 A RN
  2.00%, 06/18/04(h)                              --    MIG-1      7,500        7,560,984
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.30%, 04/01/32(i)                            A-1+       --      7,000        7,000,000
=========================================================================================
                                                                               16,560,984
=========================================================================================

KANSAS-0.81%

Johnson (County of) Unified School District
  No.229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,180,000
-----------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Department of Commerce &
  Housing); Impact Series 2001 RB
  3.50%, 06/01/04(h)                             AAA      Aaa      1,000        1,017,531
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.15%, 05/15/32(b)(c)                          A-1       --    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Manhattan (City of) (Parker Hannifin Inc.
  Project); Refunding VRD Series 1994 IDR
  (LOC-Wachovia Bank of Georgia)
  1.05%, 09/01/09(b)(c)                           --      Aa2      4,000        4,000,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.15%, 11/01/18(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.15%, 08/01/09 (Acquired 02/15/01; Cost
  $3,550,000)(b)(c)(d)                          A-1+       --      3,550        3,550,000
=========================================================================================
                                                                               20,247,531
=========================================================================================

KENTUCKY-1.89%

Kenton (County of) Airport Board; Special
  Facilities VRD Series 2000 B IDR
  (LOC-General Electric Capital Corp.)
  1.12%, 10/01/30(b)(c)                         A-1+   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-
  Ewing); VRD Series 2000 RB (LOC-First Union
  National Bank N.A.)
  1.15%, 06/01/33(b)(c)                          A-1       --     18,080       18,080,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Newport (City of) League of Cities Funding
  Trust; Lease Program VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.13%, 04/01/32(b)(c)                           --   VMIG-1    $25,600   $   25,600,000
=========================================================================================
                                                                               46,980,000
=========================================================================================

LOUISIANA-0.81%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.15%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board Inc. (George J. Ackel, Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.10%, 12/01/04(b)(c)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series
  2003 RB
  5.00%, 06/01/04(h)                             AAA      Aaa      1,810        1,858,464
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  1.28%, 09/01/16 (Acquired 08/15/01; Cost
  $3,595,000)(b)(c)(d)                            --   VMIG-1      3,595        3,595,000
-----------------------------------------------------------------------------------------
Shreveport (City of); Refunding Water & Sewer
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,296,476
=========================================================================================
                                                                               20,189,940
=========================================================================================

MAINE-0.32%

Cumberland (County of); Unlimited Tax Series
  2003 TAN
  2.00%, 11/14/03(l)                              --       --      8,000        8,008,553
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MARYLAND-0.58%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.15%, 01/01/27(b)(c)                          A-1       --    $ 6,000   $    6,000,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank Trust Co.)
  1.30%, 12/01/03(b)(g)(n)                       A-1       --      1,055        1,055,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC-Branch
  Banking & Trust)
  1.10%, 04/01/28(b)(c)                           --   VMIG-1      3,600        3,600,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Maryland Health &
  Higher Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  1.14%, 08/15/38 (Acquired 06/19/03; Cost
  $3,800,000)(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=========================================================================================
                                                                               14,455,000
=========================================================================================

MASSACHUSETTS-0.13%

Framingham (City of); Unlimited Tax Series
  2003 BAN
  1.25%, 03/30/04                                 --    MIG-1      2,283        2,286,368
-----------------------------------------------------------------------------------------
Massachusetts (State of); Ltd Tax
  Consolidated Loan Series 1994 B GO
  6.00%, 08/01/04(f)(g)                          NRR      NRR        975        1,034,560
=========================================================================================
                                                                                3,320,928
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MICHIGAN-3.06%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited
  Tax VRD Series 1998 IDR (LOC-Comerica Bank)
  1.10%, 10/01/23(b)(c)(l)                        --       --    $ 8,900   $    8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); Unlimited Tax VRD Series
  2002-6014 Class A COP
  1.15%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(c)(d)(e)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools;
  Unlimited Tax Series 1995 GO
  5.50%, 05/01/04(f)(g)                          AAA      Aaa      1,000        1,036,270
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB 1.15%, 07/01/32
    (Acquired 10/31/01; Cost
    $4,935,000)(c)(d)(e)                          --   VMIG-1      4,935        4,935,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB 1.15%, 07/01/26
    (Acquired 07/09/03; Cost
    $4,530,000)(c)(d)(e)                          --   VMIG-1      4,530        4,530,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water
  Supply System); Sr. Lien VRD Series 2000 D
  RB
  1.15%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Macomb (County of) Hospital Finance Authority
  (Mount Clemens General Hospital); Refunding
  VRD Series 2003 A-1 RB (LOC-Comerica Bank)
  1.20%, 10/01/20(b)(i)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Michigan (State of) Comprehensive
  Transportation Fund; Series 2002 B RB
  4.00%, 05/15/04                                AAA      Aa3      1,300        1,323,592
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                           SP-1+       --    $ 8,000   $    8,068,626
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Peachwood
  Center Associates); Refunding Limited Tax
  VRD Series 1995 RB (LOC-Standard Federal
  Bank)
  1.10%, 11/01/27(b)(c)                          A-1       --     13,300       13,300,000
-----------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project); Economic Development
  VRD Series 2001 RB (LOC-Bank One Michigan
  N.A.)
  1.15%, 10/01/31(b)(c)                          A-1       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
St. Joseph (City of) Hospital Finance
  Authority (Lakeland Hospital at Niles); VRD
  Series 2002 RB
  1.05%, 01/01/32(c)(h)                          A-1       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(h)                             AAA      Aaa      1,000        1,020,024
=========================================================================================
                                                                               76,218,512
=========================================================================================

MINNESOTA-5.09%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.16%, 09/01/14(b)(c)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (Southern Minnesota Power
  Agency); Power Supply System Series
  2002-339 COP
  1.13%, 01/01/13 (Acquired 07/31/03; Cost
  $9,310,000)(c)(d)(e)                          A-1+       --      9,310        9,310,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  1.13%, 03/01/21 (Acquired 07/31/03; Cost
  $14,090,000)(c)(d)(e)                          A-1       --    $14,090   $   14,090,000
-----------------------------------------------------------------------------------------
Mahtomedi (City of) Independent School
  District No. 832; Refunding Unlimited Tax
  Series 2002 B GO
  3.00%, 02/01/04                                 --      Aa2      1,455        1,465,060
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.30%, 05/01/26(b)(i)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (St. Olaf College);
  (LOC-Harris Trust & Savings Bank)
  VRD Series 2000 5H RB
    1.20%, 10/01/30(b)(i)                         --   VMIG-1      1,600        1,600,000
-----------------------------------------------------------------------------------------
  VRD Series 2002 5M2 RB
    1.20%, 10/01/20(b)(i)                         --   VMIG-1      1,900        1,900,000
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax &
  Aid Anticipation Borrowing Program; Aid
  Anticipation Ctfs. Series 2003 A RB
  1.75%, 08/27/04                                 --    MIG-1     10,000       10,071,775
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  Series 2000 B
    0.80%, 10/21/03                             A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  Series 2001 A
    0.80%, 10/22/03                             A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.80%, 10/28/03                             A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  Series 2001 B
    0.93%, 11/18/03                             A-1+       --     10,600       10,600,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.85%, 11/20/03                             A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.15%, 05/01/27(b)(c)                           --   VMIG-1    $14,260   $   14,260,000
-----------------------------------------------------------------------------------------
White Bear Lake (City of) Independent School
  District No. 624; Refunding Tax School
  Building Unlimited Tax Series 2002 C GO
  3.00%, 02/01/04(h)                             AAA      Aaa      1,010        1,016,981
=========================================================================================
                                                                              126,613,816
=========================================================================================

MISSISSIPPI-1.47%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002- 22 Ctfs.
  1.20%, 06/23/04 (Acquired 09/10/03; Cost
  $9,995,000)(c)(d)(e)(g)(m)                      --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); Unlimited Tax VRD Series
  2002-6018 Class A COP
  1.15%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(c)(d)(e)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.15%, 11/01/18(b)(c)                          A-1       --      4,800        4,800,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  1.28%, 07/01/23 (Acquired 07/17/03; Cost
  $10,000,000)(b)(c)(d)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.15%, 10/01/20(c)(h)                           --   VMIG-1    $ 8,690   $    8,690,000
=========================================================================================
                                                                               36,685,000
=========================================================================================

MISSOURI-0.17%

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.12%, 09/01/10(c)                            A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.15%, 09/01/22(b)(c)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                                4,115,000
=========================================================================================

MONTANA-0.32%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --        985          985,000
-----------------------------------------------------------------------------------------
Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.15%, 08/01/27(b)(c)(j)                        --       --      6,900        6,900,000
=========================================================================================
                                                                                7,885,000
=========================================================================================

NEBRASKA-2.02%

Lincoln (City of); Various Purpose Unlimited
  Tax Series 2003 GO
  3.00%, 06/15/04                                AAA      Aaa      1,340        1,360,159
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NEBRASKA-(CONTINUED)

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 E RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,068,306
=========================================================================================
                                                                               50,213,465
=========================================================================================

NEVADA-0.46%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.18%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Clark (County of) School District; Building &
  Renovation Limited Tax Series 1997 B GO
  5.75%, 06/15/04(h)                             AAA      Aaa      1,000        1,033,932
-----------------------------------------------------------------------------------------
Henderson (City of); Refunding Building
  Limited Tax Series 2003 A GO
  2.00%, 06/01/04(h)                             AAA      Aaa      2,050        2,065,585
-----------------------------------------------------------------------------------------
Las Vegas (City of); Refunding Redevelopment
  Projects Limited Tax Series 2003 A GO
  2.00%, 06/15/04                                AA-      Aa3      1,170        1,179,004
-----------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements
  Limited Tax Series 1996 A GO
  6.00%, 05/15/04(f)                              AA      Aa2      1,530        1,576,589
=========================================================================================
                                                                               11,355,110
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.14%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(c)(d)(e)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.06%

Bernalillo (County of); Series 2003 TRAN
  1.50%, 06/30/04                                 --    MIG-1     25,000       25,110,763
-----------------------------------------------------------------------------------------
Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(h)                              --      Aaa      1,200        1,231,276
=========================================================================================
                                                                               26,342,039
=========================================================================================

NORTH CAROLINA-2.19%

North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University
  Foundation); Student Housing Facilities VRD
  Series 2001 RB (LOC-First Union National
  Bank)
  1.15%, 07/01/32(b)(c)                           --   VMIG-1     18,745       18,745,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 04/01/12(b)(c)(j)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Cleveland Regional Medical
  Center Project); Health Care Facilities VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)(j)                        --       --     12,115       12,115,000
=========================================================================================
                                                                               54,360,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-5.73%

Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB (LOC-National
  City Bank)
  1.14%, 12/01/21(b)(c)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC-National City Bank)
  1.14%, 11/01/13(b)(c)                           --   VMIG-1      2,185        2,185,000
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2003 BAN
  2.00%, 03/18/04(j)                              --       --      2,705        2,716,109
-----------------------------------------------------------------------------------------
Columbus (City of); Refunding Sewer VRD
  Series 1994 RB
  1.10%, 06/01/11(c)                            A-1+   VMIG-1      3,500        3,500,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.10%, 02/01/29(b)(c)                         A-1+       --     23,385       23,385,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  1.15%, 11/15/19(b)(c)                          A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) (Radiation Sterilizers);
  VRD Series 1984 IDR (LOC-American National
  Bank & Trust)
  1.10%, 12/01/04(b)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Kettering (City of) School District; School
  Improvement Unlimited Tax Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,937,017
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding Hospital VRD Series
  1996 B RB (LOC-Bank One N.A.)
  1.09%, 06/01/12(b)(c)                          A-1   VMIG-1      5,110        5,110,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  1.17%, 05/01/26(b)(c)(l)                        --       --    $15,595   $   15,595,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.09%, 06/01/25(b)(c)                          A-1       --      9,495        9,495,000
-----------------------------------------------------------------------------------------
Lucas (County of) Health Care Facilities
  (Sunset Retirement Communities); Refunding
  & Improvement VRD Series 2000 B RB
  (LOC-Fifth Third Bank)
  1.10%, 08/15/30(b)(c)                           --   VMIG-1      3,100        3,100,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.14%, 12/01/27(b)(c)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation
  District; Water Series 1994 RB
  7.75%, 05/15/04(f)(g)                          NRR      NRR      8,000        8,491,760
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.10%, 08/01/20(b)(c)                          A-1       --      4,745        4,745,000
-----------------------------------------------------------------------------------------
Maumee (City of) School District; Unlimited
  Tax Series 2003 BAN
  2.00%, 10/28/03                              SP-1+       --      4,500        4,503,539
-----------------------------------------------------------------------------------------
Middleburg Heights (City of) Hospitals
  (Southwest General Health Center);
  Improvement VRD Series 1997 RB (LOC-Fifth
  Third Bank)
  1.14%, 08/15/22(b)(c)                         A-1+       --      5,615        5,615,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(f)(g)                           AA      Aa2    $ 1,750   $    1,785,000
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,688,079
-----------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.10%, 05/01/07(b)(c)                          A-1       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,542,336
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.14%, 05/01/17(b)(c)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Limited Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,277,924
-----------------------------------------------------------------------------------------
University of Toledo General Receipts Bonds;
  VRD Series 2002 RB
  1.20%, 06/01/32(h)(i)                         A-1+   VMIG-1      4,875        4,875,000
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,265,887
-----------------------------------------------------------------------------------------
Youngstown (City of) School District;
  Unlimited Tax Series 2003-3 BAN
  2.00%, 05/05/04                                 --    MIG-1      5,000        5,029,462
=========================================================================================
                                                                              142,552,113
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

OKLAHOMA-1.90%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  Multi-Family VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.09%, 07/15/30(c)                            A-1+       --    $27,695   $   27,695,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.18%, 06/01/11(b)(c)                         A-1+       --      4,555        4,555,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Loan Program Notes Series 2003 A RB
  0.87%, 04/01/04(g)                            A-1+       --     15,000       15,000,000
=========================================================================================
                                                                               47,250,000
=========================================================================================

OREGON-0.18%

Clackamas (County of) School District No.115;
  Unlimited Tax Series 1994 GO
  6.15%, 06/01/04(f)(g)                          AAA      Aaa      1,300        1,370,747
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.15%, 01/01/31(b)(c)                           --      Aa2      2,000        2,000,000
-----------------------------------------------------------------------------------------
Portland (City of) Community College
  District; Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,001,489
=========================================================================================
                                                                                4,372,236
=========================================================================================

PENNSYLVANIA-3.51%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001- 30
  Ctfs.
  1.15%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (ACES- Presbyterian University
  Hospital); VRD Series 1988 B2 RB (LOC-Bank
  One N.A.)
  1.15%, 03/01/18(b)(c)                           --   VMIG-1    $ 5,470   $    5,470,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  1.05%, 01/01/28(c)(h)                           --   VMIG-1      8,641        8,641,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); VRD Series 2000 B
  IDR (LOC-LaSalle Bank N.A.)
  1.15%, 12/01/30(b)(c)                          A-1       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.15%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(c)(d)(e)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.15%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(c)(d)(e)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.15%, 03/01/15 (Acquired 03/22/02; Cost
  $3,280,000)(c)(d)(e)                            --   VMIG-1      3,280        3,280,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  VRD Series 2000 IDR
  1.18%, 12/01/24(c)(h)                          A-1       --    $ 3,645   $    3,645,000
-----------------------------------------------------------------------------------------
Harrisburg (City of) Authority (Harrisburg
  Project); Refunding School VRD Series 2003
  RB
  0.99%, 12/01/27(c)(h)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Hazelton (City of) Area School District;
  Unlimited Tax Series 2001 GO
  6.50%, 03/01/04(h)                             AAA      Aaa      1,735        1,775,665
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Pennsylvania);
  Unlimited Tax VRD Series 2003-346 GO
  1.11%, 04/01/11 (Acquired 07/31/03; Cost
  $11,190,000)(c)(d)(e)                         A-1+       --     11,190       11,190,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Pollution Control VRD Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.03%, 10/01/14(b)(k)                         A-1+       --      7,480        7,480,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Refunding Pollution Control VRD Series 1984
  IDR (LOC-Rabobank Nederland) 1.03%,
  06/01/14(b)(k)                                A-1+       --      1,105        1,105,000
-----------------------------------------------------------------------------------------
Lower Makefield (Township of); Unlimited Tax
  Series 1998 GO
  4.90%, 12/01/03(f)(g)                          NRR      NRR        950          956,141
-----------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Carnegie Mellon
  University); Refunding VRD Series 1995 A RB
  1.22%, 11/01/25(i)                            A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of); Refunding Water &
  Wastewater VRD Series 2003 RB
  1.10%, 06/15/23(c)(h)                         A-1+   VMIG-1    $ 5,180   $    5,180,000
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease
  VRD Series 1985 RB (LOC-Wachovia Bank)
  1.12%, 11/01/05(b)(c)                           --   VMIG-1      3,660        3,660,000
=========================================================================================
                                                                               87,377,806
=========================================================================================

SOUTH CAROLINA-3.42%

Anderson (City of) Water & Sewer Systems;
  Series 2003 RB
  2.00%, 07/01/04(h)                             AAA      Aaa      1,410        1,421,205
-----------------------------------------------------------------------------------------
Beaufort (County of) School District;
  Unlimited Tax Series 2003 C GO
  3.00%, 03/01/04                                 --      Aa1      2,975        3,000,562
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority);
  VRD Series 2000-4001 Class A COP
    1.15%, 01/01/22 (Acquired 09/08/00-
    01/11/01; Cost $10,100,000)(c)(d)(e)        A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority)
  VRD Series 2000 L RB
    1.15%, 01/01/22 (Acquired 02/25/00-
    10/24/02; Cost $11,590,000)(c)(d)(e)          --   VMIG-1     11,590       11,590,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); Floating
  Rate Trust Ctfs. VRD Series 2002-728 RB
  1.14%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(c)(d)(e)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

Richland (County of) School District No. 002;
  Unlimited Tax Series 2002 B GO
  4.00%, 02/01/04(h)                             AAA      Aaa    $ 1,000   $    1,010,239
-----------------------------------------------------------------------------------------
Richland (County of); Unlimited Tax Series
  2003 B GO
  2.00%, 03/01/04                                 AA      Aa1      2,400        2,410,899
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Allen University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  1.15%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost $2,840,000)(c)(d)     A-1+       --      2,840        2,840,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost $2,300,000)(c)(d)     A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.10%, 03/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/32(b)(c)(j)                        --       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,775,000)(b)(c)(d)                          A-1+       --      2,775        2,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs- Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank N.A.)
  1.11%, 04/01/20(b)(c)                          A-1       --    $ 4,535   $    4,535,000
-----------------------------------------------------------------------------------------
South Carolina (State of); Capital
  Improvement Unlimited Tax Series 1994 A GO
  5.20%, 03/01/04(f)(g)                          AAA      Aaa      5,750        5,969,178
-----------------------------------------------------------------------------------------
Spartanburg (City of) Sanitation Sewer
  District; Refunding Unlimited Tax Series
  2002 A GO
  3.00%, 03/01/04(h)                             AAA      Aaa      1,265        1,275,871
-----------------------------------------------------------------------------------------
Sumter (County of) School District No. 2;
  Refunding Unlimited Tax Series 2003 GO
  1.50%, 04/01/04                                AA+      Aa1      3,240        3,250,440
-----------------------------------------------------------------------------------------
University of South Carolina; University
  Revenue Series 2003 BAN
  1.75%, 07/24/04                                 --    MIG-1     17,700       17,822,374
-----------------------------------------------------------------------------------------
Western Carolina (Region of) Sewer Authority;
  Sewer System Series 2001 RB
  5.00%, 03/01/04(h)                             AAA      Aaa      1,100        1,118,993
=========================================================================================
                                                                               85,104,761
=========================================================================================

TENNESSEE-8.03%

Blount (County of) Public Building Authority
  (Local Government Public Improvements);
  VRD Series 2002 A-7-C RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      4,040        4,040,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-1-H RB
    1.25%, 06/01/20(h)(i)                         --   VMIG-1      1,290        1,290,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-2-H RB
    1.25%, 06/01/17(h)(i)                         --   VMIG-1      3,850        3,850,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-3-A RB
    1.25%, 06/01/26(h)(i)                         --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Funding (LOC-Bank of America N.A.)
  VRD Series 2001 RB
    1.22%, 07/01/31(b)(i)                         --   VMIG-1    $ 6,880   $    6,880,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 RB
    1.22%, 01/01/33(b)(i)                         --   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Water, Sewer & Gas;
  Refunding Series 2002 RB
  4.10%, 02/01/04(h)                              --      Aaa      1,015        1,025,731
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.15%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(c)(d)(e)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.10%, 11/01/26(c)(h)                           --   VMIG-1     13,150       13,150,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority;
  Wastewater Systems VRD Series 2002 RB
  1.10%, 12/01/22(c)(h)                           --   VMIG-1     24,100       24,100,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  1.28%, 03/01/22(b)(c)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knox (County of); Unlimited Tax Series 2003
  BAN
  1.00%, 11/01/03                              SP-1+   VMIG-1      4,200        4,200,168
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Suburban
  Electric System);
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1     12,780       12,780,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1      4,050        4,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool);
  Pooled Funding Government Obligation VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.22%, 04/01/32(b)(i)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
    1.10%, 06/01/15(c)(h)                         --   VMIG-1      5,570        5,570,000
-----------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
    1.10%, 06/01/06(c)(h)                         --   VMIG-1      1,760        1,760,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,390        1,390,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,335        1,335,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      1,325        1,325,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      2,850        2,850,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
    1.10%, 06/01/18(c)(h)                         --   VMIG-1      3,770        3,770,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
    1.10%, 06/01/20(c)(h)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
    1.10%, 06/01/24(c)(h)                         --   VMIG-1      5,600        5,600,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
    1.10%, 06/01/25(c)(h)                         --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV B-3 RB
    1.25%, 06/01/13(h)(i)                         --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV E-1 RB
    1.25%, 06/01/30(h)(i)                         --   VMIG-1     11,400       11,400,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV F-1 RB
    1.25%, 06/01/25(h)(i)                         --   VMIG-1      7,540        7,540,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.25%, 04/01/22(b)(c)                           --   VMIG-1     11,500       11,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.13%, 05/01/33(b)(c)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board; Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.96%, 10/27/03(b)                            A-1+       --      8,200        8,200,000
-----------------------------------------------------------------------------------------
  1.00%, 10/27/03(b)                            A-1+       --      4,200        4,200,000
-----------------------------------------------------------------------------------------
Tennessee (State of); Unlimited Tax Series
  1994 A GO
  5.40%, 03/01/04(f)(g)                          NRR      NRR      1,740        1,796,688
-----------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Wilson (County of); Refunding Capital Outlay
  Notes Unlimited Tax Series 2002 A GO
  5.00%, 06/15/04(h)                              --      Aaa      1,440        1,481,952
=========================================================================================
                                                                              199,824,539
=========================================================================================

TEXAS-11.14%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multi-State Non-AMT
  Series 2001-16 Ctfs.
  1.18%, 08/15/10 (Acquired 08/20/03; Cost
  $5,395,000)(c)(d)(e)(g)                         --   VMIG-1      5,395        5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES- Panhandle Pooled Health Care); VRD
  Series 1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                           --   VMIG-1      4,400        4,400,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bell (County of) Health Facilities
  Development Corp. (Scott & White); Hospital
  VRD Series 2001-1 RB
  1.25%, 08/15/31(h)(i)                         A-1+   VMIG-1    $ 3,670   $    3,670,000
-----------------------------------------------------------------------------------------
Bellaire (City of); Refunding Limited Tax
  Series 2002 B GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,060        1,068,169
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,090,435
-----------------------------------------------------------------------------------------
Clint (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,000        1,015,125
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.14%, 08/15/28(c)(h)                        SP-1+   VMIG-1      1,700        1,700,000
-----------------------------------------------------------------------------------------
Corpus Christi (City of); Limited Tax
  Refunding & Improvement Series 2003 GO
  2.00%, 03/01/04(h)                             AAA      Aaa      1,640        1,645,540
-----------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(f)(g)                          NRR      NRR      3,120        3,233,031
-----------------------------------------------------------------------------------------
Denton (City of) Utility Systems; Refunding &
  Improvement Series 2001 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,620        1,630,823
-----------------------------------------------------------------------------------------
Denton (City of); Limited Tax Ctfs.
  Obligation Series 2001 GO
  4.75%, 02/15/04(h)                             AAA      Aaa      1,000        1,014,197
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.15%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(c)(d)(e)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 974305 COP 1.15%, 12/01/27
    (Acquired 04/27/99; Cost
    $14,005,000)(c)(d)(e)                       A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP 1.15%,
    12/01/30 (Acquired 11/13/02; Cost
    $8,910,000)(c)(d)(e)                        A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.15%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(c)(d)(e)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.15%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(c)(d)(e)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.15%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.13%, 08/15/22 (Acquired
  01/29/03-07/08/03; Cost
  $8,015,000)(c)(d)(e)                            --   VMIG-1      8,015        8,015,000
-----------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Chase Bank of Texas
  N.A.)
  1.13%, 12/01/14 (Acquired 09/03/03; Cost
  $1,050,000)(b)(c)(d)                            --      Aa3      1,050        1,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family VRD Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.10%, 06/01/10(c)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,345
-----------------------------------------------------------------------------------------
Harlandale Independent School District;
  Refunding Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.00%, 02/01/04                                AAA      Aaa      1,340        1,343,771
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,000,000
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        1,995,000
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Pollution Control
  VRD Series 1985 IDR
  1.10%, 11/01/03(c)(g)                         A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Refunding & Public
  Improvement Limited Tax Series 1999 A GO
  5.00%, 03/01/04                                AA-      Aa3      1,000        1,016,818
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.85%, 10/30/03                                A-1      P-1     19,700       19,700,000
-----------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,375        1,395,577
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Katy (City of) Independent School District;
  Unlimited Tax Series 2001 B GO (CEP-Texas
  Permanent School Fund)
  4.00%, 02/15/04                                AAA      Aaa    $ 2,000   $    2,022,535
-----------------------------------------------------------------------------------------
Keller (City of); Limited Tax Ctfs.
  Obligation Series 2003 GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,120        1,128,075
-----------------------------------------------------------------------------------------
Killeen (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  4.50%, 02/15/04                                AAA      Aaa      1,005        1,018,337
-----------------------------------------------------------------------------------------
Lewisville (City of); Refunding Limited Tax
  Series 2002 GO
  3.50%, 02/15/04(h)                             AAA      Aaa      1,000        1,009,562
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  1.13%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(c)(d)(e)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Kerrville
  Independent School District); Refunding
  Unlimited Tax VRD Series 2000 PA-698 GO
  1.10%, 11/13/03 (Acquired 05/14/03; Cost
  $6,010,000)(c)(d)(e)                            --   VMIG-1      6,010        6,010,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.13%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(c)(d)(e)                          A-1+       --      5,935        5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); Floating Rate Trust Ctfs.
  VRD Series 2003-780 RB
  1.14%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

North Texas (Region of) Municipal Water
  District; Refunding Regional Wastewater
  Systems Series 2003 RB
  3.00%, 06/01/04(h)                             AAA      Aaa    $ 2,930   $    2,971,886
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax Series 2003 A GO
  (CEP-Texas Permanent School Fund)
  1.00%, 08/01/04                               A-1+   VMIG-1      2,400        2,400,000
-----------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Refunding Pollution Control
  Series 1996 IDR
  1.10%, 07/01/16(c)(h)                         A-1+   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.00%, 02/15/04                                AAA      Aaa      1,500        1,522,469
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      2,600        2,613,858
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,307,431
-----------------------------------------------------------------------------------------
San Antonio (City of) Municipal Drainage
  Utilities System; Series 2003 RB
  2.00%, 02/01/04(h)                             AAA      Aaa      1,035        1,038,710
-----------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series
  2001 A Commercial Paper Notes
  0.80%, 10/14/03                                 --      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.15%, 01/01/18(b)(c)                         A-1+       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                              SP-1+    MIG-1     63,200       63,704,307
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Travis (County of); Refunding Limited Tax
  Series 2002 GO
  4.00%, 03/01/04                                AAA      Aaa    $ 2,000   $    2,025,456
-----------------------------------------------------------------------------------------
Trinity River Authority (Red Oak Creek
  System); Refunding Series 2003 RB
  3.00%, 02/01/04(h)                             AAA      Aaa      1,185        1,193,191
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers);
  (LOC-American National Bank & Trust)
  VRD Series 1985 A IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,450        1,450,000
=========================================================================================
                                                                              276,975,648
=========================================================================================

UTAH-1.29%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB (LOC-Bank One
  Arizona N.A.)
  1.10%, 08/15/27(b)(c)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
Davis (County of) School District (Utah
  School Building Guarantee Program);
  Unlimited Tax Series 2003 GO
  2.00%, 06/01/04                                 --      Aaa      4,040        4,064,563
-----------------------------------------------------------------------------------------
Davis (County of); Series 2003 TRAN
  2.00%, 12/30/03                                 --    MIG-1      3,900        3,910,026
-----------------------------------------------------------------------------------------
First Union MERLOTs (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.15%, 07/01/10 (Acquired 10/23/02; Cost
  $7,195,000)(c)(d)(e)                            --   VMIG-1      7,195        7,195,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray City Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  1.13%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(c)(d)(e)                           A-1       --      5,995        5,995,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.07%, 12/01/14(b)(c)                          A-1       --    $ 2,175   $    2,175,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Pollution Control
  (Service Station Holdings Project);
  Refunding VRD Series 1994 B IDR (CEP-BP
  PLC)
  1.22%, 08/01/07(i)                            A-1+      P-1      3,525        3,525,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Redevelopment
  Agency; Refunding Community Business
  District Neighborhood Redevelopment Tax Jr.
  Lien Series 2002 A RB
  3.75%, 03/01/04(h)                              --      Aaa      1,000        1,011,780
=========================================================================================
                                                                               32,116,369
=========================================================================================

VERMONT-0.43%

Vermont (State of) Educational & Health
  Building Financing Agency (Fletcher Allen
  Health Care Inc.); Hospital VRD Series 2000
  RB
  1.15%, 12/01/30(c)(h)                         A-1+   VMIG-1      8,000        8,000,000
-----------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.00%, 01/01/04(b)(k)                           --   VMIG-1      2,640        2,640,000
=========================================================================================
                                                                               10,640,000
=========================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Series
  2001 B RB (LOC-SunTrust Bank)
  1.10%, 07/01/31(b)(c)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System);
  Commercial Paper Notes
  0.85%, 12/11/03                               A-1+      P-1    $ 5,500   $    5,500,000
-----------------------------------------------------------------------------------------
Roanoke (City of) Industrial Development
  Authority (Carilion Health System);
  Refunding Hospital VRD Series 2002 B IDR
  1.25%, 07/01/27(i)                            A-1+   VMIG-1      1,300        1,300,000
=========================================================================================
                                                                                8,345,000
=========================================================================================

WASHINGTON-5.56%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Series
  2003-7 Ctfs.
  1.13%, 11/05/03 (Acquired 05/13/03; Cost
  $10,685,000)(d)(e)(g)(m)                        --   VMIG-1     10,685       10,685,000
-----------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding Limited Tax Multi-State Non-AMT
  VRD Series 2001-1 Ctfs.
  1.18%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America NT & SA)
  1.15%, 12/01/28(b)(c)(j)                        --       --      2,565        2,565,000
-----------------------------------------------------------------------------------------
Clark (County of) School District No.037
  (City of Vancouver); Refunding Unlimited
  Tax Series 2003 B GO
  2.00%, 06/01/04                                 --      Aa1      1,700        1,710,818
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.15%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(c)(d)(e)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.15%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(c)(d)(e)                         A-1+       --    $14,400   $   14,400,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  (LOC-Bank of America N.A.)
  Commercial Paper Notes 0.98%, 02/19/04(b)     A-1+       --      4,300        4,300,000
-----------------------------------------------------------------------------------------
  Series A Commercial Paper Notes 0.98%,
    02/19/04(b)                                 A-1+       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series
  2001 GO (LOC-Bank of America N.A.)
  1.15%, 12/01/21(b)(c)(j)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.10%, 02/15/21(b)(c)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank N.A.)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      3,915        3,915,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue (LOC-U.S. Bank N.A.)
  VRD Series 1999 A RB
    1.14%, 10/05/03(b)(c)                         --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 B RB
    1.14%, 12/01/19(b)(c)                         --   VMIG-1        200          200,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PF-846 RB
  1.14%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(c)(d)(e)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.15%, 01/01/27(b)(c)                         A-1+   VMIG-1    $12,705   $   12,705,000
-----------------------------------------------------------------------------------------
Pierce (County of) School District No.010
  (City of Tacoma); Unlimited Tax Series 2001
  GO
  4.00%, 06/01/04                                AA+      Aa1      3,350        3,418,850
-----------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.12%, 11/01/25(c)                            A-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC-U.S.
  Bank of Washington)
  1.15%, 05/01/19(b)(c)                         A-1+       --      2,440        2,440,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.15%, 12/01/15(b)(c)                         A-1+       --      2,870        2,870,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,446
-----------------------------------------------------------------------------------------
Tacoma (City of) Conservation System
  Projects; Refunding Series 2003 RB
  2.00%, 12/01/03                                AA-      Aa1      1,120        1,121,704
-----------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.80%, 10/16/03(b)                            A-1+      P-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Thurston (County of) School District No.033
  (City of Tumwater); Unlimited Tax Series
  2003 GO
  2.00%, 12/01/03(h)                              --      Aaa      1,400        1,402,432
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.14%, 11/02/05(b)(c)                         A-1+       --    $ 1,515   $    1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Rockwood Retirement
  Communities); VRD Nonprofit Housing Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  1.20%, 01/01/34(b)(i)                           --   VMIG-1      4,000        4,000,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 07/01/30(b)(c)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited
  Tax Series 2001 R-A GO
  5.25%, 09/01/04(h)                             AAA      Aaa      1,000        1,037,691
=========================================================================================
                                                                              138,162,941
=========================================================================================

WEST VIRGINIA-0.41%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.15%, 06/01/13(b)(c)                           --   VMIG-1     10,270       10,270,000
=========================================================================================

WISCONSIN-2.63%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina)
  1.05%, 12/01/20 (Acquired 09/03/03; Cost
  $3,500,000)(b)(c)(d)                            --      Aa2      3,500        3,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin (City of) Community Redevelopment
  Authority (Indian Community School-
  Milwaukee); VRD Series 2002 RB (LOC-Bank
  One Wisconsin)
  1.15%, 07/01/22(b)(c)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.15%, 04/01/32(b)(c)                           --   VMIG-1      3,090        3,090,000
-----------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (2430 West Wisconsin Avenue Project);
  Refunding Series 2003 RB
  2.00%, 03/01/04(h)                              --      Aaa      1,400        1,405,185
-----------------------------------------------------------------------------------------
New Berlin (City of) School District; Series
  2003 TAN
  1.88%, 02/01/04                                 --    MIG-1      6,200        6,216,926
-----------------------------------------------------------------------------------------
New Berlin (City of); Promissory Notes
  Unlimited Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,120,902
-----------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/35(b)(c)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.12%, 07/01/28(b)(c)                           --   VMIG-1      1,450        1,450,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB (LOC-M&I Marshall
  & Ilsley Bank)
  1.15%, 06/01/23(b)(c)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.15%, 09/01/19(b)(c)                          A-1       --    $ 5,938   $    5,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  1.15%, 07/01/23(b)(c)                           --   VMIG-1      4,250        4,250,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2 RB
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,005,662
-----------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series
  1993-2 RB
  4.70%, 06/01/04                                AA+      Aa2      3,500        3,583,575
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1994 B GO
  5.50%, 05/01/04(f)(g)                          NRR      Aaa    $ 3,100   $    3,183,389
=========================================================================================
                                                                               65,443,639
=========================================================================================

WYOMING-0.29%

Unita (County of) Pollution Control (Chevron
  U.S.A. Inc. Project); Refunding VRD Series
  1992 IDR
  1.20%, 12/01/22(i)                              --   VMIG-1      7,100        7,100,000
=========================================================================================
TOTAL INVESTMENTS-99.81% (Cost
  $2,482,298,015)(o)                                                        2,482,298,015
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-0.19%                                             4,607,194
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,486,905,209
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
CPO      - Certificates or Ordinary Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in notes (j) & (l) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund (consisting of U.S. Treasury Obligation) held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/03.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $571,020,000, which represented 22.96% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)
    Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 09/30/03.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 09/30/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 09/30/03 was $20,680,000 which represented 0.83% of the Fund's net assets.
(n) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined semi-annually. Rate shown is the rate in effect on 09/30/03.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003
(Unaudited)

Investments, at market value (cost
  $2,482,298,015)                           $2,482,298,015
----------------------------------------------------------
Cash                                             6,685,045
----------------------------------------------------------
Receivables for:
  Investments sold                               2,545,000
----------------------------------------------------------
  Interest                                       6,884,691
----------------------------------------------------------
  Amount due from advisor                           13,622
----------------------------------------------------------
Investment for deferred compensation plan           69,806
----------------------------------------------------------
Other assets                                        97,001
==========================================================
     Total assets                            2,498,593,180
__________________________________________________________
==========================================================


LIABILITIES:

Payables for:
  Investments purchased                          9,834,187
----------------------------------------------------------
  Dividends                                      1,437,267
----------------------------------------------------------
  Deferred compensation plan                        69,806
----------------------------------------------------------
Accrued distribution fees                          136,458
----------------------------------------------------------
Accrued directors' fees                             60,130
----------------------------------------------------------
Accrued transfer agent fees                         31,562
----------------------------------------------------------
Accrued operating expenses                         118,561
==========================================================
     Total liabilities                          11,687,971
==========================================================
Net assets applicable to shares
  outstanding                               $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional
     paid-in)                               $2,486,953,177
----------------------------------------------------------
  Undistributed net realized gain (loss)
     from investment securities                    (47,968)
==========================================================
                                            $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS:

Institutional Class                         $1,410,775,610
__________________________________________________________
==========================================================
Private Investment Class                    $  201,098,835
__________________________________________________________
==========================================================
Personal Investment Class                   $   11,477,855
__________________________________________________________
==========================================================
Cash Management Class                       $  597,548,363
__________________________________________________________
==========================================================
Reserve Class                               $   14,011,493
__________________________________________________________
==========================================================
Resource Class                              $  251,993,053
__________________________________________________________
==========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

__________________________________________________________
==========================================================
Institutional Class:
Authorized                                  16,600,000,000
----------------------------------------------------------
Outstanding                                  1,410,749,703
__________________________________________________________
==========================================================
Private Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    201,088,230
__________________________________________________________
==========================================================
Personal Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     11,475,033
__________________________________________________________
==========================================================
Cash Management Class:
Authorized                                   6,100,000,000
----------------------------------------------------------
Outstanding                                    597,551,809
__________________________________________________________
==========================================================
Reserve Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     14,009,682
__________________________________________________________
==========================================================
Resource Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    251,995,227
__________________________________________________________
==========================================================
Net asset value and offering price per
  share for each class                      $         1.00
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $14,121,270
=========================================================================

EXPENSES:

Advisory fees                                                   2,760,656
-------------------------------------------------------------------------
Administrative services fees                                      272,002
-------------------------------------------------------------------------
Custodian fees                                                     63,070
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        597,436
-------------------------------------------------------------------------
  Personal Investment Class                                        55,698
-------------------------------------------------------------------------
  Cash Management Class                                           332,805
-------------------------------------------------------------------------
  Reserve Class                                                    56,813
-------------------------------------------------------------------------
  Resource Class                                                  288,548
-------------------------------------------------------------------------
Transfer agent fees                                               241,539
-------------------------------------------------------------------------
Directors' fees                                                    23,413
-------------------------------------------------------------------------
Other                                                             235,728
=========================================================================
    Total expenses                                              4,927,708
=========================================================================
Less: Fees waived                                              (1,135,487)
-------------------------------------------------------------------------
    Net expenses                                                3,792,221
=========================================================================
Net investment income                                          10,329,049
=========================================================================
Net realized gain (loss) from investment securities                (6,195)
=========================================================================
Net increase in net assets resulting from operations          $10,322,854
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                               SEPTEMBER 30,       MARCH 31,
                                                                   2003               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   10,329,049     $   26,106,952
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (6,195)           (25,175)
===============================================================================================
    Net increase in net assets resulting from operations          10,322,854         26,081,777
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,001,469)       (17,031,877)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (713,119)        (1,818,359)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (23,944)           (93,454)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,595,373)        (4,920,342)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (5,402)           (64,630)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (989,742)        (2,178,290)
===============================================================================================
    Decrease in net assets resulting from distributions          (10,329,049)       (26,106,952)
===============================================================================================
Share transactions-net:
  Institutional Class                                             89,554,274         82,192,016
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (26,733,555)        48,742,626
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (5,513,638)        11,894,107
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (20,132,878)       297,170,515
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,358,196         (5,545,385)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,182,884)       122,868,778
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 30,349,515        557,322,657
===============================================================================================
    Net increase in net assets                                    30,343,320        557,297,482
===============================================================================================
NET ASSETS:

  Beginning of period                                          2,456,561,889      1,899,264,407
===============================================================================================
  End of period                                               $2,486,905,209     $2,456,561,889
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class separately are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, director's fees, federal registration fees, extraordinary items including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the six months ended September 30, 2003, AIM waived fees of $683,759.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, AIM was paid $272,002 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, AISI retained $198,866 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended September 30, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $298,718, $40,845, $266,244, $42,926 and $230,839, respectively, after FMC waived Plan fees of $298,718, $14,853, $66,561, $13,887 and $57,709, respectively.

    Certain officers and directors of the Fund are officers of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the six months ended September 30, 2003, the Fund paid legal fees of $3,442 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Independent Directors. A member of that firm is a Director of the Fund.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2003.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD
--------------------------------------------------------
March 31, 2004                                $16,322
--------------------------------------------------------
March 31, 2011                                 15,098
========================================================
Total capital loss carryforward               $31,420
________________________________________________________
========================================================

NOTE 6--CAPITAL STOCK INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                                               CHANGES IN SHARES OUTSTANDING
                                                           ----------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                  SEPTEMBER 30, 2003                     MARCH 31, 2003
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       6,022,615,414    $ 6,022,615,414     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    353,068,312        353,068,312       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    14,429,055         14,429,055        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,726,909,483      2,726,909,483     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                83,105,327         83,105,327       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              740,835,889        740,835,889       962,309,593        962,309,593
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,447,089          2,447,089         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        453,644            453,644         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         2,305              2,305            14,703             14,703
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         2,245,872          2,245,872         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     5,879              5,879            71,043             71,043
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  978,391            978,391         2,003,975          2,003,975
=================================================================================================================================
Reacquired:
  Institutional Class                                      (5,935,508,229)    (5,935,508,229)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (380,255,511)      (380,255,511)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (19,944,998)       (19,944,998)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (2,749,288,233)    (2,749,288,233)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (81,753,010)       (81,753,010)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (749,997,164)      (749,997,164)     (841,444,790)      (841,444,790)
=================================================================================================================================
                                                               30,349,515    $    30,349,515       557,322,657    $   557,322,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS


                                                                           PRIVATE INVESTMENT CLASS
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                                   YEAR ENDED MARCH 31,
                                              SEPTEMBER 30,        --------------------------------------------------------------
                                                 2003                2003          2002          2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00           $   1.00      $   1.00      $   1.00      $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.003               0.01          0.02          0.04         0.03         0.03
=================================================================================================================================
Less dividends from net investment income         (0.003)             (0.01)        (0.02)        (0.04)       (0.03)       (0.03)
=================================================================================================================================
Net asset value, end of period                  $   1.00           $   1.00      $   1.00      $   1.00      $  1.00      $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                     0.30%              0.97%         1.91%         3.69%        3.06%        2.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $201,099           $227,832      $179,095      $141,946      $83,454      $90,606
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                  0.47%(b)           0.47%         0.47%         0.45%        0.45%        0.45%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                               0.77%(b)           0.77%         0.78%         0.79%        0.79%        0.78%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                        0.60%(b)           0.95%         1.76%         3.60%        3.00%        2.91%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $238,974,294.

NOTE 8--SUBSEQUENT EVENT

On October 21, 2003, shareholders approved an Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware statutory trust.

NOTE 9--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquiries from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

                     SEMI-ANNUAL REPORT / SEPTEMBER 30, 2003

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                                  RESERVE CLASS

                                  [COVER IMAGE]

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                    DIRECTORS

Bob R. Baker                                                    Robert H. Graham
James T. Bunch                                                   Gerald J. Lewis
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                                       Larry Soll
                                                              Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome                                               Sr. Vice President
Gary T. Crum                                                  Sr. Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

        THIS MATERIAL IS PREPARED FOR INSTITUTIONAL INVESTOR USE ONLY AND
            MAY NOT BE QUOTED, REPRODUCED OR SHOWN TO MEMBERS OF THE
      PUBLIC, NOR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.


TFIT-SAR-4

[AIM LOGO]

                    LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report on the performance of the
ROBERT H.           Reserve Class of the Cash Reserve Portfolio of Tax-Free
GRAHAM]             Investments Co., a money market fund investing in short-term municipal bonds of the highest credit ratings. The report is for the six-month period ended September 30, 2003.

                        Low interest rates and the economic climate resulted in
                    low yields for money market investments.

                        From the beginning of the reporting period until June
                    25, 2003, the federal funds rate remained at 1.25%. In June, the Federal Reserve lowered the rate to 1.00%, its lowest level since 1958. At the end of the reporting period, the yield on the 10-year Treasury note was 3.96%. The federal funds rate does not mandate the rates offered on municipal bonds; however, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

    The growth rate of the gross domestic product (GDP) improved during the reporting period. GDP growth for the first quarter of 2003 had been 1.4%, annualized, and for the second quarter, which ended June 30, 2003, it was 3.3%, annualized. After the close of the reporting period, on October 30, 2003, the advance estimate for the third quarter was released. Third-quarter GDP growth was estimated at 7.2%, annualized.

    The job market was comparatively weak throughout the period, with the U.S. unemployment rate varying from 5.8% in March 2003, to a high of 6.4% in June, and back to 6.1% in both August and September.

    Consumer confidence rose at the beginning of the period and then declined during the final month. In April 2003, the Consumer Confidence Index rose to
81.0 from 61.4 the previous month. In September 2003, the index fell nearly five points to 76.8 from the August reading of 81.7. (The Conference Board's Consumer Confidence Index is based on a monthly survey of a representative sample of 5,000 U.S. households. Responses are measured against consumer confidence measured in 1985. The 1985 level is given a value of 100.) The decline in September 2003 has been attributed to the continuing weakness in the job market.

YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2003, Cash Reserve Portfolio, Reserve Class, provided a monthly yield of 0.05%, and its seven-day SEC yield was 0.05%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.

    Cash Reserve Portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940. The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.

                                                                     (continued)

    Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in securities that, at the time of investment, are "First Tier," as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CLOSING

I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

    As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

    We hope you find this report informative. AIM is intent on providing safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help. We remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President

SCHEDULE OF INVESTMENTS

September 30, 2003
(Unaudited)


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.09%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.20%, 12/01/26(b)(c)                         A-1+   VMIG-1    $19,600   $   19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  1.28%, 05/01/07(b)(c)                           --   VMIG-1      5,025        5,025,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank of
  Alabama)
  1.23%, 06/01/16(b)(c)                           --   VMIG-1      2,225        2,225,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP 1.15%,
    01/01/43 (Acquired 11/05/02; Cost
    $4,100,000)(c)(d)(e)                        A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP 5.50%,
    01/01/04 (Acquired 04/16/03; Cost
    $4,870,000)(c)(d)(e)                        A-1+       --      4,870        4,870,000
-----------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 200 RB (LOC-AmSouth
  Bank)
  1.23%, 11/01/24(b)(c)                          A-1       --      6,200        6,200,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Health Care Authority;
  Health Care Facilities Series 1992 B RB
  6.63%, 06/01/04(f)(g)                          AAA      Aaa      2,500        2,643,717
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Jefferson (County of); Refunding Unlimited
  Tax Series 2002 A GO Wts.
  4.00%, 04/01/04                                 AA      Aa3    $ 1,000   $    1,015,386
-----------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC-Branch Banking & Trust)
  1.10%, 07/01/15(b)(c)                           --   VMIG-1      5,180        5,180,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.10%, 10/01/25(b)(c)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Talladega (County of) (School Warrants);
  Special Obligation School Warrants VRD
  Series 2003 RB (LOC-Regions Bank)
  1.11%, 02/01/31(b)(c)                           --   VMIG-1      6,885        6,885,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.28%, 10/01/23(b)(c)                           --   VMIG-1      7,112        7,112,000
=========================================================================================
                                                                               76,856,103
=========================================================================================

ALASKA-0.14%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.30%, 12/01/03(b)(n)                          A-1       --      2,390        2,390,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.15%, 06/01/06 (Acquired 12/27/02; Cost
  $1,200,000)(b)(c)(d)                            --      Aa1    $ 1,200   $    1,200,000
=========================================================================================
                                                                                3,590,000
=========================================================================================

ARIZONA-1.14%

Casa Grande (City of) Industrial Development
  Authority (Center Park Properties);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,810        1,810,000
-----------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Maricopa (County of) Industrial Development
  Authority (Gran Victoria Housing LLC
  Project); Multi-Family Housing VRD Series
  2000 A RB (CEP-Federal National Mortgage
  Association
  1.10%, 04/15/30(c)                            A-1+       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Maricopa (County of) School District No. 11
  (Peoria Unified School); Refunding &
  Improvement Limited Tax Series 2003 GO
  1.25%, 07/01/04(h)                             AAA      Aaa      4,100        4,112,496
-----------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  No. 097 (Deer Valley); Refunding Unlimited
  Tax Series 2003 GO
  4.00%, 07/01/04(h)                              --      Aaa      3,165        3,239,408
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Peoria (City of) (Projects of 1990, 1994 &
  2000); Unlimited Tax Series 2003 A GO
  5.00%, 07/01/04(h)                             AAA      Aaa    $ 5,900   $    6,082,629
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Series 2003 P Commercial Paper Notes
  (LOC-Dexia Public Finance)
  0.85%, 11/19/03(b)                            A-1+      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP-Federal
  Home Loan Bank)
  1.13%, 10/01/25(c)                            A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Valley of the Sun YMCA Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.25%, 01/01/31(b)(i)                         A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.15%, 10/01/22(b)(c)                          A-1   VMIG-1      2,000        2,000,000
=========================================================================================
                                                                               28,264,533
=========================================================================================

ARKANSAS-0.18%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/08(b)(c)(j)                        --       --      3,065        3,065,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      Aaa      1,420        1,422,462
=========================================================================================
                                                                                4,487,462
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-2.67%

Adams & Arapahoe (Counties of) Joint School
  District No. 28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa    $ 4,140   $    4,146,482
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.15%, 11/01/21(b)(c)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(b)(c)                         A-1+       --      2,010        2,010,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.15%, 12/01/33(b)(c)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.12%, 01/01/31(b)(c)                         A-1+       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 12/01/20(b)(c)                         A-1+       --      1,600        1,600,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 07/01/32(b)(c)                         A-1+       --      4,210        4,210,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority; Multi-Family Insured Mortgage
  VRD Series 2002 AA RB
  1.07%, 10/01/30(c)(h)                           --   VMIG-1    $ 2,270   $    2,270,000
-----------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 03/15/23(b)(c)                         A-1+       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (KY Circle Village
  Project); VRD Series 2000 RB (LOC-U.S. Bank
  N.A.)
  1.12%, 10/01/29(b)(c)                         A-1+       --      1,820        1,820,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E. Webb
  Municipal Office Building); Refunding VRD
  Series 2003 C2 RB
  1.05%, 12/01/29(c)(h)                         A-1+   VMIG-1     23,400       23,400,000
-----------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax;
  Refunding Series 2003 RB
  2.00%, 11/01/03(h)                             AAA      Aaa      1,040        1,040,819
-----------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No.2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/22(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water); VRD Series 2003 PT-1872 RB
  1.13%, 12/01/22 (Acquired 05/29/03; Cost
  $7,860,000)(c)(d)(e)(j)                         --       --      7,860        7,860,000
=========================================================================================
                                                                               66,487,301
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

CONNECTICUT-0.06%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR (LOC-Citizens
  Bank of Massachusetts)
  1.00%, 12/01/15(b)(k)                         A-1+       --    $ 1,400   $    1,400,000
=========================================================================================

DELAWARE-0.33%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB (LOC-Citizens Bank of
  Pennsylvania)
  1.10%, 07/01/33(b)(c)                         A-1+       --      8,250        8,250,000
=========================================================================================

DISTRICT OF COLUMBIA-0.36%

District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(f)(g)                          AAA      NRR      1,000        1,020,000
-----------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 IDR
  (LOC-First Union National Bank)
  1.15%, 08/01/29 (Acquired 09/26/03; Cost
  $2,015,000)(b)(c)(d)                           A-1       --      2,015        2,015,000
-----------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax Series
  1994 B GO
  1.07%, 06/01/30(c)(h)                          AAA      Aaa      1,320        1,320,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD
  Series 2003 A12 RB
  1.15%, 10/01/17 (Acquired 02/24/03; Cost
  $4,680,000)(c)(d)(e)                            --   VMIG-1      4,680        4,680,000
=========================================================================================
                                                                                9,035,000
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


FLORIDA-6.12%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  1.16%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/25(b)(c)                         A-1+       --      1,950        1,950,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Refunding Unlimited Tax Capital Outlay
  Series 1993 A GO
  5.00%, 06/01/04                                AA+      Aa2      1,200        1,231,041
-----------------------------------------------------------------------------------------
Halifax Hospital Medical Center (Florida
  Health Care Plan Inc. Project); Health Care
  Facilities VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.10%, 12/01/13(b)(c)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2000 A RB
  1.10%, 12/01/26(c)(h)                         A-1+   VMIG-1     30,900       30,900,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2003 A RB (LOC-SunTrust Bank)
  1.10%, 11/15/32(b)(c)                         A-1+   VMIG-1      1,150        1,150,000
-----------------------------------------------------------------------------------------
Hillsborough (County of) Aviation Authority
  (Delta Airlines); Refunding Special Purpose
  VRD Series 2000 IDR (LOC-General Electric
  Capital Corp.)
  1.12%, 12/01/30(b)(c)                         A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(b)(c)(d)(j)                         --       --    $ 2,300   $    2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC-Bank of America N.A.)
  1.15%, 06/01/22(b)(c)                           --   VMIG-1     12,555       12,555,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper
  Notes
  0.90%, 04/01/04                                 --   VMIG-1     19,000       19,000,000
-----------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB (LOC-AmSouth
  Bank of Florida)
  1.15%, 10/01/30(b)(c)                           --   VMIG-1     13,575       13,575,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.13%, 10/01/18 (Acquired 10/10/02; Cost
  $9,140,000)(c)(d)(e)                          A-1+       --      9,140        9,140,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/25(b)(c)(j)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project)); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.15%, 12/01/19(b)(c)(j)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  1.14%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(c)(d)(e)                          A-1       --    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.15%, 08/01/19(b)(c)(j)                        --       --      1,550        1,550,000
-----------------------------------------------------------------------------------------
North Miami Beach (City of); Unlimited Tax
  Series 1994 GO
  6.30%, 02/01/04(f)(g)                          AAA      Aaa      2,515        2,609,466
-----------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 11/01/28 (Acquired
  01/29/02-05/02/03; Cost
  $1,895,000)(b)(c)(d)(j)                         --       --      1,895        1,895,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.13%, 02/01/23(b)(c)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 12/01/31(b)(c)(j)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.15%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,035,000)(b)(c)(d)(j)                         --       --      5,035        5,035,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Lucie (County of) Industrial Development
  (Florida Convalescent Centers Project);
  Refunding VRD Series 1988 IDR (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/11(b)(k)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(f)(g)                          NRR      NRR      3,400        3,468,000
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.15%, 07/01/22(b)(c)(j)                        --       --      5,245        5,245,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.12%, 05/01/28(b)(c)                          A-1       --        900          900,000
=========================================================================================
                                                                              152,238,507
=========================================================================================

GEORGIA-3.25%

Albany (City of)-Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital); VRD Series 2002 RAC
  1.23%, 09/01/32(h)(i)                           --   VMIG-1      3,800        3,800,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              MIG-1    SP-1+     13,500       13,515,644
-----------------------------------------------------------------------------------------
Columbia (County of) Elderly Authority
  (Augusta Resource Center on Aging);
  Residential Care Facilities VRD Series 1990
  RB (LOC-Wachovia Bank N.A.)
  1.05%, 01/01/21(b)(c)                           --   VMIG-1      2,180        2,180,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.15%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(c)(d)(e)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.10%, 06/01/15(b)(c)                          A-1       --    $ 1,600   $    1,600,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,043,505
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.05%, 10/01/14(b)(c)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.18%, 10/01/32(b)(c)                           --   VMIG-1      7,390        7,390,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.10%, 11/01/27(b)(c)                           --   VMIG-1      2,310        2,310,000
=========================================================================================
                                                                               80,839,149
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.15%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  1.15%, 07/01/18 (Acquired 02/27/03; Cost
  $3,900,000)(c)(d)(e)                            --   VMIG-1      3,900        3,900,000
=========================================================================================
                                                                                9,900,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

IDAHO-0.15%

Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 12/01/21(b)(c)                           --   VMIG-1    $ 3,845   $    3,845,000
=========================================================================================

ILLINOIS-14.81%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Limited Tax Multi-State
  Non-AMT VRD Series 2001-34 Ctfs.
  1.18%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.14%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(c)(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.14%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(c)(d)(e)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax VRD Series 2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      2,450        2,450,000
-----------------------------------------------------------------------------------------
Chicago (City of) Park District; Series 2003
  A TAN
  1.75%, 05/01/04                                 --    MIG-1     19,500       19,595,681
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series A RB
  5.75%, 12/01/03(f)(g)                          AAA      Aaa      7,000        7,194,159
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(f)(g)                          AAA      NRR      1,000        1,034,167
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Chicago (City of); Equipment Notes Unlimited
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa    $ 1,635   $    1,652,294
-----------------------------------------------------------------------------------------
Chicago (City of); Projects & Refunding
  Unlimited Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,203,680
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(g)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series
  2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.15%, 01/01/29 (Acquired 05/02/02; Cost
  $5,500,000)(c)(d)(e)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.15%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(c)(d)(e)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.23%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(c)(d)(e)                          A-1+       --      4,950        4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  1.15%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(c)(d)(e)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A
  COP
  1.15%, 06/01/15 (Acquired 06/12/03; Cost
  $3,775,000)(c)(d)(e)                          A-1+       --      3,775        3,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.15%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(c)(d)(e)                          A-1+       --    $ 7,340   $    7,340,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP
  1.15%, 12/01/14 (Acquired 05/14/03; Cost
  $2,800,000)(c)(d)(e)                          A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.15%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(c)(d)(e)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago);
  Limited Tax VRD Series 2000 A12 GO
    1.15%, 01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(c)(d)(e)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  Limited Tax VRD Series 2002 A44 GO
    1.15%, 01/01/20 (Acquired 08/02/02; Cost
    $7,875,000)(c)(d)(e)                          --   VMIG-1      7,875        7,875,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  Unlimited Tax VRD Series 2001 A93 GO 1.15%,
    07/01/27 (Acquired 10/10/01; Cost
    $3,680,000)(c)(d)(e)                          --   VMIG-1      3,680        3,680,000
-----------------------------------------------------------------------------------------
  Unlimited Tax VRD Series 2002 A41 GO
    1.15%, 06/01/17 (Acquired 07/25/02-
    10/31/02; Cost $17,920,000)(c)(d)(e)          --   VMIG-1     17,920       17,920,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (Cook County); Unlimited
  VRD Tax Series 2003 B11 GO
  1.15%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(c)(d)(e)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Series 2001 A124 GO
  1.15%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,550,000)(c)(d)(e)                           A-1       --      6,550        6,550,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO
  1.15%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project); Refunding Multi-Family Housing
  VRD Series 2000 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.07%, 03/01/30(c)                            A-1+       --      4,845        4,845,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.15%, 08/01/26(b)(c)                         A-1+       --      2,273        2,273,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.10%, 06/01/17(b)(c)                          A-1       --      9,300        9,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 11/01/27(b)(c)                          A-1       --      9,500        9,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Project);
  VRD Series 1999 RB (LOC-LaSalle Bank N.A.)
  1.12%, 01/01/19 (Acquired 09/24/03; Cost
  $4,100,000)(b)(c)(d)                           A-1       --    $ 4,100   $    4,100,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Con Edison Co. Project);
  Refunding VRD Series 1994 C RB (LOC-ABN
  Amro Bank N.V.)
  1.08%, 03/01/09(b)(c)                         A-1+      P-1      9,800        9,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern Healthcare
  Corp.);
  VRD Series 2001 A RB
    1.10%, 05/01/31(c)                           A-1   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 C RB
    1.10%, 05/01/31(c)                          A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/24(b)(c)                         A-1+       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 A RN (LOC-Harris Trust &
  Savings Bank)
  1.10%, 06/30/04(b)(c)                         A-1+       --      6,240        6,240,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation of
  Metropolitan Chicago Projects); VRD Series
  2002 RB
  1.25%, 09/01/32(h)(i)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation Projects); VRD
  Series 1999 RB
  1.10%, 09/01/24(c)(h)                           --   VMIG-1      5,355        5,355,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1    $ 2,800   $    2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,825        2,825,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 07/01/41 (Acquired
  01/29/03-07/30/03; Cost
  $2,975,000)(b)(c)(d)                           A-1       --      2,975        2,975,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.15%, 09/01/32(b)(c)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metro Chicago Project);
  VRD Series 2001 RB (LOC-Harris Trust &
  Savings Bank)
  1.22%, 06/01/29(b)(i)                         A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.15%, 03/01/32(b)(c)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  VRD Series 1992 RB (LOC-First National
  Bank)
  1.15%, 10/01/26(b)(c)                           --   VMIG-1    $ 1,300   $    1,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-American National
  Bank & Trust)
  1.15%, 06/01/29(b)(c)                          A-1       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  VRD Series 1985 L RB
  1.10%, 12/15/25(c)                              --   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 RB
  1.10%, 12/01/25(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.15%, 02/15/19(b)(c)                          A-1       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); VRD Series
  1999 B RB
  1.15%, 11/15/29(c)(h)                          A-1   VMIG-1      1,050        1,050,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bromenn Healthcare); VRD Series
  2002 RB (LOC-Harris Trust & Savings Bank)
  1.20%, 08/15/32(b)(i)                         A-1+       --      1,500        1,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 IDR (LOC-American National Bank
  & Trust)
  1.15%, 04/01/33(b)(c)                          A-1       --      1,600        1,600,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.10%, 02/01/34(c)(h)                          A-1   VMIG-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.15%, 05/15/26(b)(c)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,190,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 2002 B RB
  1.20%, 08/15/09(i)                            A-1+   VMIG-1      2,800        2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.10%, 01/01/16(c)(h)                           --   VMIG-1     10,800       10,800,000
-----------------------------------------------------------------------------------------
  1.10%, 01/01/17(c)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series
  2002 RB
  5.00%, 06/15/04                                AAA      Aa3      1,000        1,027,566
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  2003 GO
  2.00%, 01/15/04                              SP-1+    MIG-1      5,000        5,015,032
-----------------------------------------------------------------------------------------
  1.50%, 03/15/04                              SP-1+    MIG-1      5,000        5,012,366
-----------------------------------------------------------------------------------------
  2.00%, 04/15/04                              SP-1+    MIG-1      5,000        5,027,418
-----------------------------------------------------------------------------------------
  1.50%, 05/15/04                              SP-1+    MIG-1      5,000        5,016,567
-----------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.15%, 12/01/21(b)(c)                         A-1+       --      5,000        5,000,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-LaSalle National
  Bank)
  1.10%, 12/01/04(b)(c)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Sangamon (County of) School District (No.186
  Springfield); Series 2003 TAN
  2.00%, 12/18/03                              SP-1+       --    $ 5,000   $    5,009,027
-----------------------------------------------------------------------------------------
Schaumburg (City of) (Treehouse II Apartments
  Project); Refunding Multi-Family Housing
  VRD Series 1999 RB (CEP-Federal National
  Mortgage Association)
  1.05%, 12/15/29(c)                            A-1+       --     12,185       12,185,000
-----------------------------------------------------------------------------------------
Winnebago & Boone (Counties of) Community
  High School District No.207; Unlimited Tax
  Series 1994 GO
  6.25%, 12/30/03(f)(g)                          AAA      Aaa      1,200        1,215,515
=========================================================================================
                                                                              368,221,472
=========================================================================================

INDIANA-0.98%

Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,507,188
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Midyear Funding
  Program Notes); Series 2003 A RN
  1.25%, 04/15/04                              SP-1+    MIG-1      9,000        9,015,370
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society);
  Educational Facilities VRD Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.15%, 08/01/31 (Acquired
  01/23/02-09/03/03; Cost
  $6,140,000)(b)(c)(d)                           A-1       --      6,140        6,140,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College of Indiana);
  Educational Facilities VRD Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.15%, 10/01/19(b)(c)                          A-1       --      1,215        1,215,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.10%, 11/01/20(b)(c)                          A-1       --    $ 2,345   $    2,345,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Fayette Memorial
  Hospital Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.25%, 10/01/32(b)(i)                         A-1+       --      3,100        3,100,000
=========================================================================================
                                                                               24,322,558
=========================================================================================

IOWA-0.67%

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America N.A.)
  1.15%, 02/01/33(b)(c)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2003 A RN
  2.00%, 06/18/04(h)                              --    MIG-1      7,500        7,560,984
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.30%, 04/01/32(i)                            A-1+       --      7,000        7,000,000
=========================================================================================
                                                                               16,560,984
=========================================================================================

KANSAS-0.81%

Johnson (County of) Unified School District
  No.229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,180,000
-----------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Department of Commerce &
  Housing); Impact Series 2001 RB
  3.50%, 06/01/04(h)                             AAA      Aaa      1,000        1,017,531
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.15%, 05/15/32(b)(c)                          A-1       --    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Manhattan (City of) (Parker Hannifin Inc.
  Project); Refunding VRD Series 1994 IDR
  (LOC-Wachovia Bank of Georgia)
  1.05%, 09/01/09(b)(c)                           --      Aa2      4,000        4,000,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.15%, 11/01/18(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.15%, 08/01/09 (Acquired 02/15/01; Cost
  $3,550,000)(b)(c)(d)                          A-1+       --      3,550        3,550,000
=========================================================================================
                                                                               20,247,531
=========================================================================================

KENTUCKY-1.89%

Kenton (County of) Airport Board; Special
  Facilities VRD Series 2000 B IDR
  (LOC-General Electric Capital Corp.)
  1.12%, 10/01/30(b)(c)                         A-1+   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-
  Ewing); VRD Series 2000 RB (LOC-First Union
  National Bank N.A.)
  1.15%, 06/01/33(b)(c)                          A-1       --     18,080       18,080,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Newport (City of) League of Cities Funding
  Trust; Lease Program VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.13%, 04/01/32(b)(c)                           --   VMIG-1    $25,600   $   25,600,000
=========================================================================================
                                                                               46,980,000
=========================================================================================

LOUISIANA-0.81%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.15%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board Inc. (George J. Ackel, Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.10%, 12/01/04(b)(c)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series
  2003 RB
  5.00%, 06/01/04(h)                             AAA      Aaa      1,810        1,858,464
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  1.28%, 09/01/16 (Acquired 08/15/01; Cost
  $3,595,000)(b)(c)(d)                            --   VMIG-1      3,595        3,595,000
-----------------------------------------------------------------------------------------
Shreveport (City of); Refunding Water & Sewer
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,296,476
=========================================================================================
                                                                               20,189,940
=========================================================================================

MAINE-0.32%

Cumberland (County of); Unlimited Tax Series
  2003 TAN
  2.00%, 11/14/03(l)                              --       --      8,000        8,008,553
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MARYLAND-0.58%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.15%, 01/01/27(b)(c)                          A-1       --    $ 6,000   $    6,000,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank Trust Co.)
  1.30%, 12/01/03(b)(g)(n)                       A-1       --      1,055        1,055,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC-Branch
  Banking & Trust)
  1.10%, 04/01/28(b)(c)                           --   VMIG-1      3,600        3,600,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Maryland Health &
  Higher Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  1.14%, 08/15/38 (Acquired 06/19/03; Cost
  $3,800,000)(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=========================================================================================
                                                                               14,455,000
=========================================================================================

MASSACHUSETTS-0.13%

Framingham (City of); Unlimited Tax Series
  2003 BAN
  1.25%, 03/30/04                                 --    MIG-1      2,283        2,286,368
-----------------------------------------------------------------------------------------
Massachusetts (State of); Ltd Tax
  Consolidated Loan Series 1994 B GO
  6.00%, 08/01/04(f)(g)                          NRR      NRR        975        1,034,560
=========================================================================================
                                                                                3,320,928
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MICHIGAN-3.06%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited
  Tax VRD Series 1998 IDR (LOC-Comerica Bank)
  1.10%, 10/01/23(b)(c)(l)                        --       --    $ 8,900   $    8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); Unlimited Tax VRD Series
  2002-6014 Class A COP
  1.15%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(c)(d)(e)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools;
  Unlimited Tax Series 1995 GO
  5.50%, 05/01/04(f)(g)                          AAA      Aaa      1,000        1,036,270
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB 1.15%, 07/01/32
    (Acquired 10/31/01; Cost
    $4,935,000)(c)(d)(e)                          --   VMIG-1      4,935        4,935,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB 1.15%, 07/01/26
    (Acquired 07/09/03; Cost
    $4,530,000)(c)(d)(e)                          --   VMIG-1      4,530        4,530,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water
  Supply System); Sr. Lien VRD Series 2000 D
  RB
  1.15%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Macomb (County of) Hospital Finance Authority
  (Mount Clemens General Hospital); Refunding
  VRD Series 2003 A-1 RB (LOC-Comerica Bank)
  1.20%, 10/01/20(b)(i)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Michigan (State of) Comprehensive
  Transportation Fund; Series 2002 B RB
  4.00%, 05/15/04                                AAA      Aa3      1,300        1,323,592
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                           SP-1+       --    $ 8,000   $    8,068,626
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Peachwood
  Center Associates); Refunding Limited Tax
  VRD Series 1995 RB (LOC-Standard Federal
  Bank)
  1.10%, 11/01/27(b)(c)                          A-1       --     13,300       13,300,000
-----------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project); Economic Development
  VRD Series 2001 RB (LOC-Bank One Michigan
  N.A.)
  1.15%, 10/01/31(b)(c)                          A-1       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
St. Joseph (City of) Hospital Finance
  Authority (Lakeland Hospital at Niles); VRD
  Series 2002 RB
  1.05%, 01/01/32(c)(h)                          A-1       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(h)                             AAA      Aaa      1,000        1,020,024
=========================================================================================
                                                                               76,218,512
=========================================================================================

MINNESOTA-5.09%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.16%, 09/01/14(b)(c)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (Southern Minnesota Power
  Agency); Power Supply System Series
  2002-339 COP
  1.13%, 01/01/13 (Acquired 07/31/03; Cost
  $9,310,000)(c)(d)(e)                          A-1+       --      9,310        9,310,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  1.13%, 03/01/21 (Acquired 07/31/03; Cost
  $14,090,000)(c)(d)(e)                          A-1       --    $14,090   $   14,090,000
-----------------------------------------------------------------------------------------
Mahtomedi (City of) Independent School
  District No. 832; Refunding Unlimited Tax
  Series 2002 B GO
  3.00%, 02/01/04                                 --      Aa2      1,455        1,465,060
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.30%, 05/01/26(b)(i)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (St. Olaf College);
  (LOC-Harris Trust & Savings Bank)
  VRD Series 2000 5H RB
    1.20%, 10/01/30(b)(i)                         --   VMIG-1      1,600        1,600,000
-----------------------------------------------------------------------------------------
  VRD Series 2002 5M2 RB
    1.20%, 10/01/20(b)(i)                         --   VMIG-1      1,900        1,900,000
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax &
  Aid Anticipation Borrowing Program; Aid
  Anticipation Ctfs. Series 2003 A RB
  1.75%, 08/27/04                                 --    MIG-1     10,000       10,071,775
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  Series 2000 B
    0.80%, 10/21/03                             A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  Series 2001 A
    0.80%, 10/22/03                             A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.80%, 10/28/03                             A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  Series 2001 B
    0.93%, 11/18/03                             A-1+       --     10,600       10,600,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.85%, 11/20/03                             A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.15%, 05/01/27(b)(c)                           --   VMIG-1    $14,260   $   14,260,000
-----------------------------------------------------------------------------------------
White Bear Lake (City of) Independent School
  District No. 624; Refunding Tax School
  Building Unlimited Tax Series 2002 C GO
  3.00%, 02/01/04(h)                             AAA      Aaa      1,010        1,016,981
=========================================================================================
                                                                              126,613,816
=========================================================================================

MISSISSIPPI-1.47%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002- 22 Ctfs.
  1.20%, 06/23/04 (Acquired 09/10/03; Cost
  $9,995,000)(c)(d)(e)(g)(m)                      --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); Unlimited Tax VRD Series
  2002-6018 Class A COP
  1.15%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(c)(d)(e)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.15%, 11/01/18(b)(c)                          A-1       --      4,800        4,800,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  1.28%, 07/01/23 (Acquired 07/17/03; Cost
  $10,000,000)(b)(c)(d)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.15%, 10/01/20(c)(h)                           --   VMIG-1    $ 8,690   $    8,690,000
=========================================================================================
                                                                               36,685,000
=========================================================================================

MISSOURI-0.17%

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.12%, 09/01/10(c)                            A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.15%, 09/01/22(b)(c)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                                4,115,000
=========================================================================================

MONTANA-0.32%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --        985          985,000
-----------------------------------------------------------------------------------------
Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.15%, 08/01/27(b)(c)(j)                        --       --      6,900        6,900,000
=========================================================================================
                                                                                7,885,000
=========================================================================================

NEBRASKA-2.02%

Lincoln (City of); Various Purpose Unlimited
  Tax Series 2003 GO
  3.00%, 06/15/04                                AAA      Aaa      1,340        1,360,159
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NEBRASKA-(CONTINUED)

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 E RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,068,306
=========================================================================================
                                                                               50,213,465
=========================================================================================

NEVADA-0.46%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.18%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Clark (County of) School District; Building &
  Renovation Limited Tax Series 1997 B GO
  5.75%, 06/15/04(h)                             AAA      Aaa      1,000        1,033,932
-----------------------------------------------------------------------------------------
Henderson (City of); Refunding Building
  Limited Tax Series 2003 A GO
  2.00%, 06/01/04(h)                             AAA      Aaa      2,050        2,065,585
-----------------------------------------------------------------------------------------
Las Vegas (City of); Refunding Redevelopment
  Projects Limited Tax Series 2003 A GO
  2.00%, 06/15/04                                AA-      Aa3      1,170        1,179,004
-----------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements
  Limited Tax Series 1996 A GO
  6.00%, 05/15/04(f)                              AA      Aa2      1,530        1,576,589
=========================================================================================
                                                                               11,355,110
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.14%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(c)(d)(e)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.06%

Bernalillo (County of); Series 2003 TRAN
  1.50%, 06/30/04                                 --    MIG-1     25,000       25,110,763
-----------------------------------------------------------------------------------------
Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(h)                              --      Aaa      1,200        1,231,276
=========================================================================================
                                                                               26,342,039
=========================================================================================

NORTH CAROLINA-2.19%

North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University
  Foundation); Student Housing Facilities VRD
  Series 2001 RB (LOC-First Union National
  Bank)
  1.15%, 07/01/32(b)(c)                           --   VMIG-1     18,745       18,745,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 04/01/12(b)(c)(j)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Cleveland Regional Medical
  Center Project); Health Care Facilities VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)(j)                        --       --     12,115       12,115,000
=========================================================================================
                                                                               54,360,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-5.73%

Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB (LOC-National
  City Bank)
  1.14%, 12/01/21(b)(c)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC-National City Bank)
  1.14%, 11/01/13(b)(c)                           --   VMIG-1      2,185        2,185,000
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2003 BAN
  2.00%, 03/18/04(j)                              --       --      2,705        2,716,109
-----------------------------------------------------------------------------------------
Columbus (City of); Refunding Sewer VRD
  Series 1994 RB
  1.10%, 06/01/11(c)                            A-1+   VMIG-1      3,500        3,500,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.10%, 02/01/29(b)(c)                         A-1+       --     23,385       23,385,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  1.15%, 11/15/19(b)(c)                          A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) (Radiation Sterilizers);
  VRD Series 1984 IDR (LOC-American National
  Bank & Trust)
  1.10%, 12/01/04(b)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Kettering (City of) School District; School
  Improvement Unlimited Tax Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,937,017
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding Hospital VRD Series
  1996 B RB (LOC-Bank One N.A.)
  1.09%, 06/01/12(b)(c)                          A-1   VMIG-1      5,110        5,110,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  1.17%, 05/01/26(b)(c)(l)                        --       --    $15,595   $   15,595,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.09%, 06/01/25(b)(c)                          A-1       --      9,495        9,495,000
-----------------------------------------------------------------------------------------
Lucas (County of) Health Care Facilities
  (Sunset Retirement Communities); Refunding
  & Improvement VRD Series 2000 B RB
  (LOC-Fifth Third Bank)
  1.10%, 08/15/30(b)(c)                           --   VMIG-1      3,100        3,100,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.14%, 12/01/27(b)(c)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation
  District; Water Series 1994 RB
  7.75%, 05/15/04(f)(g)                          NRR      NRR      8,000        8,491,760
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.10%, 08/01/20(b)(c)                          A-1       --      4,745        4,745,000
-----------------------------------------------------------------------------------------
Maumee (City of) School District; Unlimited
  Tax Series 2003 BAN
  2.00%, 10/28/03                              SP-1+       --      4,500        4,503,539
-----------------------------------------------------------------------------------------
Middleburg Heights (City of) Hospitals
  (Southwest General Health Center);
  Improvement VRD Series 1997 RB (LOC-Fifth
  Third Bank)
  1.14%, 08/15/22(b)(c)                         A-1+       --      5,615        5,615,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(f)(g)                           AA      Aa2    $ 1,750   $    1,785,000
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,688,079
-----------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.10%, 05/01/07(b)(c)                          A-1       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,542,336
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.14%, 05/01/17(b)(c)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Limited Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,277,924
-----------------------------------------------------------------------------------------
University of Toledo General Receipts Bonds;
  VRD Series 2002 RB
  1.20%, 06/01/32(h)(i)                         A-1+   VMIG-1      4,875        4,875,000
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,265,887
-----------------------------------------------------------------------------------------
Youngstown (City of) School District;
  Unlimited Tax Series 2003-3 BAN
  2.00%, 05/05/04                                 --    MIG-1      5,000        5,029,462
=========================================================================================
                                                                              142,552,113
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

OKLAHOMA-1.90%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  Multi-Family VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.09%, 07/15/30(c)                            A-1+       --    $27,695   $   27,695,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.18%, 06/01/11(b)(c)                         A-1+       --      4,555        4,555,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Loan Program Notes Series 2003 A RB
  0.87%, 04/01/04(g)                            A-1+       --     15,000       15,000,000
=========================================================================================
                                                                               47,250,000
=========================================================================================

OREGON-0.18%

Clackamas (County of) School District No.115;
  Unlimited Tax Series 1994 GO
  6.15%, 06/01/04(f)(g)                          AAA      Aaa      1,300        1,370,747
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.15%, 01/01/31(b)(c)                           --      Aa2      2,000        2,000,000
-----------------------------------------------------------------------------------------
Portland (City of) Community College
  District; Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,001,489
=========================================================================================
                                                                                4,372,236
=========================================================================================

PENNSYLVANIA-3.51%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001- 30
  Ctfs.
  1.15%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (ACES- Presbyterian University
  Hospital); VRD Series 1988 B2 RB (LOC-Bank
  One N.A.)
  1.15%, 03/01/18(b)(c)                           --   VMIG-1    $ 5,470   $    5,470,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  1.05%, 01/01/28(c)(h)                           --   VMIG-1      8,641        8,641,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); VRD Series 2000 B
  IDR (LOC-LaSalle Bank N.A.)
  1.15%, 12/01/30(b)(c)                          A-1       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.15%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(c)(d)(e)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.15%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(c)(d)(e)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.15%, 03/01/15 (Acquired 03/22/02; Cost
  $3,280,000)(c)(d)(e)                            --   VMIG-1      3,280        3,280,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  VRD Series 2000 IDR
  1.18%, 12/01/24(c)(h)                          A-1       --    $ 3,645   $    3,645,000
-----------------------------------------------------------------------------------------
Harrisburg (City of) Authority (Harrisburg
  Project); Refunding School VRD Series 2003
  RB
  0.99%, 12/01/27(c)(h)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Hazelton (City of) Area School District;
  Unlimited Tax Series 2001 GO
  6.50%, 03/01/04(h)                             AAA      Aaa      1,735        1,775,665
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Pennsylvania);
  Unlimited Tax VRD Series 2003-346 GO
  1.11%, 04/01/11 (Acquired 07/31/03; Cost
  $11,190,000)(c)(d)(e)                         A-1+       --     11,190       11,190,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Pollution Control VRD Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.03%, 10/01/14(b)(k)                         A-1+       --      7,480        7,480,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Refunding Pollution Control VRD Series 1984
  IDR (LOC-Rabobank Nederland) 1.03%,
  06/01/14(b)(k)                                A-1+       --      1,105        1,105,000
-----------------------------------------------------------------------------------------
Lower Makefield (Township of); Unlimited Tax
  Series 1998 GO
  4.90%, 12/01/03(f)(g)                          NRR      NRR        950          956,141
-----------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Carnegie Mellon
  University); Refunding VRD Series 1995 A RB
  1.22%, 11/01/25(i)                            A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of); Refunding Water &
  Wastewater VRD Series 2003 RB
  1.10%, 06/15/23(c)(h)                         A-1+   VMIG-1    $ 5,180   $    5,180,000
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease
  VRD Series 1985 RB (LOC-Wachovia Bank)
  1.12%, 11/01/05(b)(c)                           --   VMIG-1      3,660        3,660,000
=========================================================================================
                                                                               87,377,806
=========================================================================================

SOUTH CAROLINA-3.42%

Anderson (City of) Water & Sewer Systems;
  Series 2003 RB
  2.00%, 07/01/04(h)                             AAA      Aaa      1,410        1,421,205
-----------------------------------------------------------------------------------------
Beaufort (County of) School District;
  Unlimited Tax Series 2003 C GO
  3.00%, 03/01/04                                 --      Aa1      2,975        3,000,562
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority);
  VRD Series 2000-4001 Class A COP
    1.15%, 01/01/22 (Acquired 09/08/00-
    01/11/01; Cost $10,100,000)(c)(d)(e)        A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority)
  VRD Series 2000 L RB
    1.15%, 01/01/22 (Acquired 02/25/00-
    10/24/02; Cost $11,590,000)(c)(d)(e)          --   VMIG-1     11,590       11,590,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); Floating
  Rate Trust Ctfs. VRD Series 2002-728 RB
  1.14%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(c)(d)(e)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

Richland (County of) School District No. 002;
  Unlimited Tax Series 2002 B GO
  4.00%, 02/01/04(h)                             AAA      Aaa    $ 1,000   $    1,010,239
-----------------------------------------------------------------------------------------
Richland (County of); Unlimited Tax Series
  2003 B GO
  2.00%, 03/01/04                                 AA      Aa1      2,400        2,410,899
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Allen University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  1.15%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost $2,840,000)(c)(d)     A-1+       --      2,840        2,840,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost $2,300,000)(c)(d)     A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.10%, 03/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/32(b)(c)(j)                        --       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,775,000)(b)(c)(d)                          A-1+       --      2,775        2,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs- Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank N.A.)
  1.11%, 04/01/20(b)(c)                          A-1       --    $ 4,535   $    4,535,000
-----------------------------------------------------------------------------------------
South Carolina (State of); Capital
  Improvement Unlimited Tax Series 1994 A GO
  5.20%, 03/01/04(f)(g)                          AAA      Aaa      5,750        5,969,178
-----------------------------------------------------------------------------------------
Spartanburg (City of) Sanitation Sewer
  District; Refunding Unlimited Tax Series
  2002 A GO
  3.00%, 03/01/04(h)                             AAA      Aaa      1,265        1,275,871
-----------------------------------------------------------------------------------------
Sumter (County of) School District No. 2;
  Refunding Unlimited Tax Series 2003 GO
  1.50%, 04/01/04                                AA+      Aa1      3,240        3,250,440
-----------------------------------------------------------------------------------------
University of South Carolina; University
  Revenue Series 2003 BAN
  1.75%, 07/24/04                                 --    MIG-1     17,700       17,822,374
-----------------------------------------------------------------------------------------
Western Carolina (Region of) Sewer Authority;
  Sewer System Series 2001 RB
  5.00%, 03/01/04(h)                             AAA      Aaa      1,100        1,118,993
=========================================================================================
                                                                               85,104,761
=========================================================================================

TENNESSEE-8.03%

Blount (County of) Public Building Authority
  (Local Government Public Improvements);
  VRD Series 2002 A-7-C RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      4,040        4,040,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-1-H RB
    1.25%, 06/01/20(h)(i)                         --   VMIG-1      1,290        1,290,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-2-H RB
    1.25%, 06/01/17(h)(i)                         --   VMIG-1      3,850        3,850,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-3-A RB
    1.25%, 06/01/26(h)(i)                         --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Funding (LOC-Bank of America N.A.)
  VRD Series 2001 RB
    1.22%, 07/01/31(b)(i)                         --   VMIG-1    $ 6,880   $    6,880,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 RB
    1.22%, 01/01/33(b)(i)                         --   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Water, Sewer & Gas;
  Refunding Series 2002 RB
  4.10%, 02/01/04(h)                              --      Aaa      1,015        1,025,731
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.15%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(c)(d)(e)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.10%, 11/01/26(c)(h)                           --   VMIG-1     13,150       13,150,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority;
  Wastewater Systems VRD Series 2002 RB
  1.10%, 12/01/22(c)(h)                           --   VMIG-1     24,100       24,100,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  1.28%, 03/01/22(b)(c)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knox (County of); Unlimited Tax Series 2003
  BAN
  1.00%, 11/01/03                              SP-1+   VMIG-1      4,200        4,200,168
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Suburban
  Electric System);
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1     12,780       12,780,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1      4,050        4,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool);
  Pooled Funding Government Obligation VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.22%, 04/01/32(b)(i)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
    1.10%, 06/01/15(c)(h)                         --   VMIG-1      5,570        5,570,000
-----------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
    1.10%, 06/01/06(c)(h)                         --   VMIG-1      1,760        1,760,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,390        1,390,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,335        1,335,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      1,325        1,325,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      2,850        2,850,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
    1.10%, 06/01/18(c)(h)                         --   VMIG-1      3,770        3,770,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
    1.10%, 06/01/20(c)(h)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
    1.10%, 06/01/24(c)(h)                         --   VMIG-1      5,600        5,600,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
    1.10%, 06/01/25(c)(h)                         --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV B-3 RB
    1.25%, 06/01/13(h)(i)                         --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV E-1 RB
    1.25%, 06/01/30(h)(i)                         --   VMIG-1     11,400       11,400,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV F-1 RB
    1.25%, 06/01/25(h)(i)                         --   VMIG-1      7,540        7,540,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.25%, 04/01/22(b)(c)                           --   VMIG-1     11,500       11,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.13%, 05/01/33(b)(c)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board; Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.96%, 10/27/03(b)                            A-1+       --      8,200        8,200,000
-----------------------------------------------------------------------------------------
  1.00%, 10/27/03(b)                            A-1+       --      4,200        4,200,000
-----------------------------------------------------------------------------------------
Tennessee (State of); Unlimited Tax Series
  1994 A GO
  5.40%, 03/01/04(f)(g)                          NRR      NRR      1,740        1,796,688
-----------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Wilson (County of); Refunding Capital Outlay
  Notes Unlimited Tax Series 2002 A GO
  5.00%, 06/15/04(h)                              --      Aaa      1,440        1,481,952
=========================================================================================
                                                                              199,824,539
=========================================================================================

TEXAS-11.14%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multi-State Non-AMT
  Series 2001-16 Ctfs.
  1.18%, 08/15/10 (Acquired 08/20/03; Cost
  $5,395,000)(c)(d)(e)(g)                         --   VMIG-1      5,395        5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES- Panhandle Pooled Health Care); VRD
  Series 1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                           --   VMIG-1      4,400        4,400,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bell (County of) Health Facilities
  Development Corp. (Scott & White); Hospital
  VRD Series 2001-1 RB
  1.25%, 08/15/31(h)(i)                         A-1+   VMIG-1    $ 3,670   $    3,670,000
-----------------------------------------------------------------------------------------
Bellaire (City of); Refunding Limited Tax
  Series 2002 B GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,060        1,068,169
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,090,435
-----------------------------------------------------------------------------------------
Clint (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,000        1,015,125
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.14%, 08/15/28(c)(h)                        SP-1+   VMIG-1      1,700        1,700,000
-----------------------------------------------------------------------------------------
Corpus Christi (City of); Limited Tax
  Refunding & Improvement Series 2003 GO
  2.00%, 03/01/04(h)                             AAA      Aaa      1,640        1,645,540
-----------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(f)(g)                          NRR      NRR      3,120        3,233,031
-----------------------------------------------------------------------------------------
Denton (City of) Utility Systems; Refunding &
  Improvement Series 2001 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,620        1,630,823
-----------------------------------------------------------------------------------------
Denton (City of); Limited Tax Ctfs.
  Obligation Series 2001 GO
  4.75%, 02/15/04(h)                             AAA      Aaa      1,000        1,014,197
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.15%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(c)(d)(e)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 974305 COP 1.15%, 12/01/27
    (Acquired 04/27/99; Cost
    $14,005,000)(c)(d)(e)                       A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP 1.15%,
    12/01/30 (Acquired 11/13/02; Cost
    $8,910,000)(c)(d)(e)                        A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.15%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(c)(d)(e)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.15%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(c)(d)(e)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.15%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.13%, 08/15/22 (Acquired
  01/29/03-07/08/03; Cost
  $8,015,000)(c)(d)(e)                            --   VMIG-1      8,015        8,015,000
-----------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Chase Bank of Texas
  N.A.)
  1.13%, 12/01/14 (Acquired 09/03/03; Cost
  $1,050,000)(b)(c)(d)                            --      Aa3      1,050        1,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family VRD Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.10%, 06/01/10(c)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,345
-----------------------------------------------------------------------------------------
Harlandale Independent School District;
  Refunding Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.00%, 02/01/04                                AAA      Aaa      1,340        1,343,771
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,000,000
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        1,995,000
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Pollution Control
  VRD Series 1985 IDR
  1.10%, 11/01/03(c)(g)                         A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Refunding & Public
  Improvement Limited Tax Series 1999 A GO
  5.00%, 03/01/04                                AA-      Aa3      1,000        1,016,818
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.85%, 10/30/03                                A-1      P-1     19,700       19,700,000
-----------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,375        1,395,577
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Katy (City of) Independent School District;
  Unlimited Tax Series 2001 B GO (CEP-Texas
  Permanent School Fund)
  4.00%, 02/15/04                                AAA      Aaa    $ 2,000   $    2,022,535
-----------------------------------------------------------------------------------------
Keller (City of); Limited Tax Ctfs.
  Obligation Series 2003 GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,120        1,128,075
-----------------------------------------------------------------------------------------
Killeen (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  4.50%, 02/15/04                                AAA      Aaa      1,005        1,018,337
-----------------------------------------------------------------------------------------
Lewisville (City of); Refunding Limited Tax
  Series 2002 GO
  3.50%, 02/15/04(h)                             AAA      Aaa      1,000        1,009,562
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  1.13%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(c)(d)(e)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Kerrville
  Independent School District); Refunding
  Unlimited Tax VRD Series 2000 PA-698 GO
  1.10%, 11/13/03 (Acquired 05/14/03; Cost
  $6,010,000)(c)(d)(e)                            --   VMIG-1      6,010        6,010,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.13%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(c)(d)(e)                          A-1+       --      5,935        5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); Floating Rate Trust Ctfs.
  VRD Series 2003-780 RB
  1.14%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

North Texas (Region of) Municipal Water
  District; Refunding Regional Wastewater
  Systems Series 2003 RB
  3.00%, 06/01/04(h)                             AAA      Aaa    $ 2,930   $    2,971,886
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax Series 2003 A GO
  (CEP-Texas Permanent School Fund)
  1.00%, 08/01/04                               A-1+   VMIG-1      2,400        2,400,000
-----------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Refunding Pollution Control
  Series 1996 IDR
  1.10%, 07/01/16(c)(h)                         A-1+   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.00%, 02/15/04                                AAA      Aaa      1,500        1,522,469
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      2,600        2,613,858
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,307,431
-----------------------------------------------------------------------------------------
San Antonio (City of) Municipal Drainage
  Utilities System; Series 2003 RB
  2.00%, 02/01/04(h)                             AAA      Aaa      1,035        1,038,710
-----------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series
  2001 A Commercial Paper Notes
  0.80%, 10/14/03                                 --      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.15%, 01/01/18(b)(c)                         A-1+       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                              SP-1+    MIG-1     63,200       63,704,307
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Travis (County of); Refunding Limited Tax
  Series 2002 GO
  4.00%, 03/01/04                                AAA      Aaa    $ 2,000   $    2,025,456
-----------------------------------------------------------------------------------------
Trinity River Authority (Red Oak Creek
  System); Refunding Series 2003 RB
  3.00%, 02/01/04(h)                             AAA      Aaa      1,185        1,193,191
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers);
  (LOC-American National Bank & Trust)
  VRD Series 1985 A IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,450        1,450,000
=========================================================================================
                                                                              276,975,648
=========================================================================================

UTAH-1.29%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB (LOC-Bank One
  Arizona N.A.)
  1.10%, 08/15/27(b)(c)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
Davis (County of) School District (Utah
  School Building Guarantee Program);
  Unlimited Tax Series 2003 GO
  2.00%, 06/01/04                                 --      Aaa      4,040        4,064,563
-----------------------------------------------------------------------------------------
Davis (County of); Series 2003 TRAN
  2.00%, 12/30/03                                 --    MIG-1      3,900        3,910,026
-----------------------------------------------------------------------------------------
First Union MERLOTs (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.15%, 07/01/10 (Acquired 10/23/02; Cost
  $7,195,000)(c)(d)(e)                            --   VMIG-1      7,195        7,195,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray City Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  1.13%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(c)(d)(e)                           A-1       --      5,995        5,995,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.07%, 12/01/14(b)(c)                          A-1       --    $ 2,175   $    2,175,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Pollution Control
  (Service Station Holdings Project);
  Refunding VRD Series 1994 B IDR (CEP-BP
  PLC)
  1.22%, 08/01/07(i)                            A-1+      P-1      3,525        3,525,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Redevelopment
  Agency; Refunding Community Business
  District Neighborhood Redevelopment Tax Jr.
  Lien Series 2002 A RB
  3.75%, 03/01/04(h)                              --      Aaa      1,000        1,011,780
=========================================================================================
                                                                               32,116,369
=========================================================================================

VERMONT-0.43%

Vermont (State of) Educational & Health
  Building Financing Agency (Fletcher Allen
  Health Care Inc.); Hospital VRD Series 2000
  RB
  1.15%, 12/01/30(c)(h)                         A-1+   VMIG-1      8,000        8,000,000
-----------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.00%, 01/01/04(b)(k)                           --   VMIG-1      2,640        2,640,000
=========================================================================================
                                                                               10,640,000
=========================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Series
  2001 B RB (LOC-SunTrust Bank)
  1.10%, 07/01/31(b)(c)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System);
  Commercial Paper Notes
  0.85%, 12/11/03                               A-1+      P-1    $ 5,500   $    5,500,000
-----------------------------------------------------------------------------------------
Roanoke (City of) Industrial Development
  Authority (Carilion Health System);
  Refunding Hospital VRD Series 2002 B IDR
  1.25%, 07/01/27(i)                            A-1+   VMIG-1      1,300        1,300,000
=========================================================================================
                                                                                8,345,000
=========================================================================================

WASHINGTON-5.56%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Series
  2003-7 Ctfs.
  1.13%, 11/05/03 (Acquired 05/13/03; Cost
  $10,685,000)(d)(e)(g)(m)                        --   VMIG-1     10,685       10,685,000
-----------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding Limited Tax Multi-State Non-AMT
  VRD Series 2001-1 Ctfs.
  1.18%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America NT & SA)
  1.15%, 12/01/28(b)(c)(j)                        --       --      2,565        2,565,000
-----------------------------------------------------------------------------------------
Clark (County of) School District No.037
  (City of Vancouver); Refunding Unlimited
  Tax Series 2003 B GO
  2.00%, 06/01/04                                 --      Aa1      1,700        1,710,818
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.15%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(c)(d)(e)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.15%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(c)(d)(e)                         A-1+       --    $14,400   $   14,400,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  (LOC-Bank of America N.A.)
  Commercial Paper Notes 0.98%, 02/19/04(b)     A-1+       --      4,300        4,300,000
-----------------------------------------------------------------------------------------
  Series A Commercial Paper Notes 0.98%,
    02/19/04(b)                                 A-1+       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series
  2001 GO (LOC-Bank of America N.A.)
  1.15%, 12/01/21(b)(c)(j)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.10%, 02/15/21(b)(c)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank N.A.)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      3,915        3,915,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue (LOC-U.S. Bank N.A.)
  VRD Series 1999 A RB
    1.14%, 10/05/03(b)(c)                         --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 B RB
    1.14%, 12/01/19(b)(c)                         --   VMIG-1        200          200,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PF-846 RB
  1.14%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(c)(d)(e)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.15%, 01/01/27(b)(c)                         A-1+   VMIG-1    $12,705   $   12,705,000
-----------------------------------------------------------------------------------------
Pierce (County of) School District No.010
  (City of Tacoma); Unlimited Tax Series 2001
  GO
  4.00%, 06/01/04                                AA+      Aa1      3,350        3,418,850
-----------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.12%, 11/01/25(c)                            A-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC-U.S.
  Bank of Washington)
  1.15%, 05/01/19(b)(c)                         A-1+       --      2,440        2,440,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.15%, 12/01/15(b)(c)                         A-1+       --      2,870        2,870,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,446
-----------------------------------------------------------------------------------------
Tacoma (City of) Conservation System
  Projects; Refunding Series 2003 RB
  2.00%, 12/01/03                                AA-      Aa1      1,120        1,121,704
-----------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.80%, 10/16/03(b)                            A-1+      P-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Thurston (County of) School District No.033
  (City of Tumwater); Unlimited Tax Series
  2003 GO
  2.00%, 12/01/03(h)                              --      Aaa      1,400        1,402,432
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.14%, 11/02/05(b)(c)                         A-1+       --    $ 1,515   $    1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Rockwood Retirement
  Communities); VRD Nonprofit Housing Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  1.20%, 01/01/34(b)(i)                           --   VMIG-1      4,000        4,000,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 07/01/30(b)(c)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited
  Tax Series 2001 R-A GO
  5.25%, 09/01/04(h)                             AAA      Aaa      1,000        1,037,691
=========================================================================================
                                                                              138,162,941
=========================================================================================

WEST VIRGINIA-0.41%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.15%, 06/01/13(b)(c)                           --   VMIG-1     10,270       10,270,000
=========================================================================================

WISCONSIN-2.63%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina)
  1.05%, 12/01/20 (Acquired 09/03/03; Cost
  $3,500,000)(b)(c)(d)                            --      Aa2      3,500        3,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin (City of) Community Redevelopment
  Authority (Indian Community School-
  Milwaukee); VRD Series 2002 RB (LOC-Bank
  One Wisconsin)
  1.15%, 07/01/22(b)(c)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.15%, 04/01/32(b)(c)                           --   VMIG-1      3,090        3,090,000
-----------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (2430 West Wisconsin Avenue Project);
  Refunding Series 2003 RB
  2.00%, 03/01/04(h)                              --      Aaa      1,400        1,405,185
-----------------------------------------------------------------------------------------
New Berlin (City of) School District; Series
  2003 TAN
  1.88%, 02/01/04                                 --    MIG-1      6,200        6,216,926
-----------------------------------------------------------------------------------------
New Berlin (City of); Promissory Notes
  Unlimited Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,120,902
-----------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/35(b)(c)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.12%, 07/01/28(b)(c)                           --   VMIG-1      1,450        1,450,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB (LOC-M&I Marshall
  & Ilsley Bank)
  1.15%, 06/01/23(b)(c)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.15%, 09/01/19(b)(c)                          A-1       --    $ 5,938   $    5,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  1.15%, 07/01/23(b)(c)                           --   VMIG-1      4,250        4,250,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2 RB
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,005,662
-----------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series
  1993-2 RB
  4.70%, 06/01/04                                AA+      Aa2      3,500        3,583,575
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1994 B GO
  5.50%, 05/01/04(f)(g)                          NRR      Aaa    $ 3,100   $    3,183,389
=========================================================================================
                                                                               65,443,639
=========================================================================================

WYOMING-0.29%

Unita (County of) Pollution Control (Chevron
  U.S.A. Inc. Project); Refunding VRD Series
  1992 IDR
  1.20%, 12/01/22(i)                              --   VMIG-1      7,100        7,100,000
=========================================================================================
TOTAL INVESTMENTS-99.81% (Cost
  $2,482,298,015)(o)                                                        2,482,298,015
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-0.19%                                             4,607,194
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,486,905,209
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
CPO      - Certificates or Ordinary Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in notes (j) & (l) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund (consisting of U.S. Treasury Obligation) held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/03.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $571,020,000, which represented 22.96% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)
    Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 09/30/03.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 09/30/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 09/30/03 was $20,680,000 which represented 0.83% of the Fund's net assets.
(n) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined semi-annually. Rate shown is the rate in effect on 09/30/03.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003
(Unaudited)

Investments, at market value (cost
  $2,482,298,015)                           $2,482,298,015
----------------------------------------------------------
Cash                                             6,685,045
----------------------------------------------------------
Receivables for:
  Investments sold                               2,545,000
----------------------------------------------------------
  Interest                                       6,884,691
----------------------------------------------------------
  Amount due from advisor                           13,622
----------------------------------------------------------
Investment for deferred compensation plan           69,806
----------------------------------------------------------
Other assets                                        97,001
==========================================================
     Total assets                            2,498,593,180
__________________________________________________________
==========================================================


LIABILITIES:

Payables for:
  Investments purchased                          9,834,187
----------------------------------------------------------
  Dividends                                      1,437,267
----------------------------------------------------------
  Deferred compensation plan                        69,806
----------------------------------------------------------
Accrued distribution fees                          136,458
----------------------------------------------------------
Accrued directors' fees                             60,130
----------------------------------------------------------
Accrued transfer agent fees                         31,562
----------------------------------------------------------
Accrued operating expenses                         118,561
==========================================================
     Total liabilities                          11,687,971
==========================================================
Net assets applicable to shares
  outstanding                               $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional
     paid-in)                               $2,486,953,177
----------------------------------------------------------
  Undistributed net realized gain (loss)
     from investment securities                    (47,968)
==========================================================
                                            $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS:

Institutional Class                         $1,410,775,610
__________________________________________________________
==========================================================
Private Investment Class                    $  201,098,835
__________________________________________________________
==========================================================
Personal Investment Class                   $   11,477,855
__________________________________________________________
==========================================================
Cash Management Class                       $  597,548,363
__________________________________________________________
==========================================================
Reserve Class                               $   14,011,493
__________________________________________________________
==========================================================
Resource Class                              $  251,993,053
__________________________________________________________
==========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

__________________________________________________________
==========================================================
Institutional Class:
Authorized                                  16,600,000,000
----------------------------------------------------------
Outstanding                                  1,410,749,703
__________________________________________________________
==========================================================
Private Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    201,088,230
__________________________________________________________
==========================================================
Personal Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     11,475,033
__________________________________________________________
==========================================================
Cash Management Class:
Authorized                                   6,100,000,000
----------------------------------------------------------
Outstanding                                    597,551,809
__________________________________________________________
==========================================================
Reserve Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     14,009,682
__________________________________________________________
==========================================================
Resource Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    251,995,227
__________________________________________________________
==========================================================
Net asset value and offering price per
  share for each class                      $         1.00
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $14,121,270
=========================================================================

EXPENSES:

Advisory fees                                                   2,760,656
-------------------------------------------------------------------------
Administrative services fees                                      272,002
-------------------------------------------------------------------------
Custodian fees                                                     63,070
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        597,436
-------------------------------------------------------------------------
  Personal Investment Class                                        55,698
-------------------------------------------------------------------------
  Cash Management Class                                           332,805
-------------------------------------------------------------------------
  Reserve Class                                                    56,813
-------------------------------------------------------------------------
  Resource Class                                                  288,548
-------------------------------------------------------------------------
Transfer agent fees                                               241,539
-------------------------------------------------------------------------
Directors' fees                                                    23,413
-------------------------------------------------------------------------
Other                                                             235,728
=========================================================================
    Total expenses                                              4,927,708
=========================================================================
Less: Fees waived                                              (1,135,487)
-------------------------------------------------------------------------
    Net expenses                                                3,792,221
=========================================================================
Net investment income                                          10,329,049
=========================================================================
Net realized gain (loss) from investment securities                (6,195)
=========================================================================
Net increase in net assets resulting from operations          $10,322,854
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                               SEPTEMBER 30,       MARCH 31,
                                                                   2003               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   10,329,049     $   26,106,952
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (6,195)           (25,175)
===============================================================================================
    Net increase in net assets resulting from operations          10,322,854         26,081,777
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,001,469)       (17,031,877)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (713,119)        (1,818,359)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (23,944)           (93,454)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,595,373)        (4,920,342)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (5,402)           (64,630)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (989,742)        (2,178,290)
===============================================================================================
    Decrease in net assets resulting from distributions          (10,329,049)       (26,106,952)
===============================================================================================
Share transactions-net:
  Institutional Class                                             89,554,274         82,192,016
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (26,733,555)        48,742,626
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (5,513,638)        11,894,107
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (20,132,878)       297,170,515
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,358,196         (5,545,385)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,182,884)       122,868,778
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 30,349,515        557,322,657
===============================================================================================
    Net increase in net assets                                    30,343,320        557,297,482
===============================================================================================
NET ASSETS:

  Beginning of period                                          2,456,561,889      1,899,264,407
===============================================================================================
  End of period                                               $2,486,905,209     $2,456,561,889
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class separately are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, director's fees, federal registration fees, extraordinary items including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the six months ended September 30, 2003, AIM waived fees of $683,759.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, AIM was paid $272,002 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, AISI retained $198,866 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended September 30, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $298,718, $40,845, $266,244, $42,926 and $230,839, respectively, after FMC waived Plan fees of $298,718, $14,853, $66,561, $13,887 and $57,709, respectively.

    Certain officers and directors of the Fund are officers of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the six months ended September 30, 2003, the Fund paid legal fees of $3,442 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Independent Directors. A member of that firm is a Director of the Fund.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2003.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD
--------------------------------------------------------
March 31, 2004                                $16,322
--------------------------------------------------------
March 31, 2011                                 15,098
========================================================
Total capital loss carryforward               $31,420
________________________________________________________
========================================================

NOTE 6--CAPITAL STOCK INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                                               CHANGES IN SHARES OUTSTANDING
                                                           ----------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                  SEPTEMBER 30, 2003                     MARCH 31, 2003
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       6,022,615,414    $ 6,022,615,414     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    353,068,312        353,068,312       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    14,429,055         14,429,055        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,726,909,483      2,726,909,483     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                83,105,327         83,105,327       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              740,835,889        740,835,889       962,309,593        962,309,593
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,447,089          2,447,089         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        453,644            453,644         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         2,305              2,305            14,703             14,703
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         2,245,872          2,245,872         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     5,879              5,879            71,043             71,043
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  978,391            978,391         2,003,975          2,003,975
=================================================================================================================================
Reacquired:
  Institutional Class                                      (5,935,508,229)    (5,935,508,229)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (380,255,511)      (380,255,511)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (19,944,998)       (19,944,998)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (2,749,288,233)    (2,749,288,233)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (81,753,010)       (81,753,010)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (749,997,164)      (749,997,164)     (841,444,790)      (841,444,790)
=================================================================================================================================
                                                               30,349,515    $    30,349,515       557,322,657    $   557,322,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS


                                                                                 RESERVE CLASS
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS                                                   JUNE 1, 1999
                                                 ENDED                    YEAR ENDED MARCH 31,             (DATE SALES COMMENCED)
                                               SEPTEMBER 30,        ---------------------------------       TO MARCH 31,
                                                  2003               2003         2002         2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  1.00           $  1.00      $  1.00      $  1.00             $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.001             0.004         0.01         0.03                0.02
=================================================================================================================================
Less dividends from net investment income          (0.001)           (0.004)       (0.01)       (0.03)              (0.02)
=================================================================================================================================
Net asset value, end of period                    $  1.00           $  1.00      $  1.00      $  1.00             $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                      0.05%             0.39%        1.35%        3.12%               2.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $14,011           $12,653      $18,200      $15,871             $23,283
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   0.98%(b)          1.05%        1.02%        1.00%               1.00%(c)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                1.27%(b)          1.27%        1.28%        1.29%               1.29%(c)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             0.09%(b)          0.37%        1.21%        3.05%               2.45%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $11,362,629.
(c)  Annualized.

NOTE 8--SUBSEQUENT EVENT

On October 21, 2003, shareholders approved an Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware statutory trust.

NOTE 9--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquiries from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

                     SEMI-ANNUAL REPORT / SEPTEMBER 30, 2003

                         TAX-FREE INVESTMENTS CO. (TFIC)

                             CASH RESERVE PORTFOLIO

                                 RESOURCE CLASS

                                  [COVER IMAGE]

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                                   DIRECTORS

Bob R. Baker                                                    Robert H. Graham
James T. Bunch                                                   Gerald J. Lewis
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                                       Larry Soll
                                                              Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Kevin M. Carome                                               Sr. Vice President
Gary T. Crum                                                  Sr. Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-659-1005

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                          AIM Investment Services, Inc.
                                  P.O. Box 4739
                             Houston, TX 77210-4739

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

        THIS MATERIAL IS PREPARED FOR INSTITUTIONAL INVESTOR USE ONLY AND
            MAY NOT BE QUOTED, REPRODUCED OR SHOWN TO MEMBERS OF THE
      PUBLIC, NOR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.

TFIT-SAR-5

[AIM LOGO]

                    LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report on the performance of the
ROBERT H.           Resource Class of the Cash Reserve Portfolio of Tax-Free
GRAHAM]             Investments Co., a money market fund investing in short-term municipal bonds of the highest credit ratings. The report is for the six-month period ended September 30, 2003.

                        Low interest rates and the economic climate resulted in
                    low yields for money market investments.

                        From the beginning of the reporting period until June
                    25, 2003, the federal funds rate remained at 1.25%. In June, the Federal Reserve lowered the rate to 1.00%, its lowest level since 1958. At the end of the reporting period, the yield on the 10-year Treasury note was 3.96%. The federal funds rate does not mandate the rates offered on municipal bonds; however, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investing.

    The growth rate of the gross domestic product (GDP) improved during the reporting period. GDP growth for the first quarter of 2003 had been 1.4%, annualized, and for the second quarter, which ended June 30, 2003, it was 3.3%, annualized. After the close of the reporting period, on October 30, 2003, the advance estimate for the third quarter was released. Third-quarter GDP growth was estimated at 7.2%, annualized.

    The job market was comparatively weak throughout the period, with the U.S. unemployment rate varying from 5.8% in March 2003, to a high of 6.4% in June, and back to 6.1% in both August and September.

    Consumer confidence rose at the beginning of the period and then declined during the final month. In April 2003, the Consumer Confidence Index rose to
81.0 from 61.4 the previous month. In September 2003, the index fell nearly five points to 76.8 from the August reading of 81.7. (The Conference Board's Consumer Confidence Index is based on a monthly survey of a representative sample of 5,000 U.S. households. Responses are measured against consumer confidence measured in 1985. The 1985 level is given a value of 100.) The decline in September 2003 has been attributed to the continuing weakness in the job market.

================================================================================

YIELDS AS OF 9/30/03

                                                Monthly      Seven-Day
                                                 Yield       SEC Yield
                                                -------      ---------
Cash Reserve Portfolio,                           0.60%        0.70%
Resource Class
iMoneyNet Tax-Free Money Fund                     0.58%        0.67%
Averages Institutions Only--Trademark--
iMoneyNet All Tax-Free                            0.42%        0.50%
Money Fund Averages--Trademark--

The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The All Tax-Free Money Fund Average is the average performance of all funds that invest in short-term municipal securities and are exempt from federal taxation that are tracked by iMoneynet, Inc. The Institutions Only category consists of funds that invest in tax-exempt obligations, including state and municipal authorities.

================================================================================

YOUR INVESTMENT PORTFOLIO

For the six-month period ended September 30, 2003, Cash Reserve Portfolio, Resource Class, outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.

                                                                     (continued)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch ICBA. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure, and management.

    Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in securities that, at the time of investment, are "First Tier," as defined in Rule 2a-7 under the Investment Company Act of 1940.

    An investment in a money market fund is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CLOSING

I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

    As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

    We hope you find this report informative. AIM is intent on providing safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help. We remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President

SCHEDULE OF INVESTMENTS

September 30, 2003
(Unaudited)


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALABAMA-3.09%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.20%, 12/01/26(b)(c)                         A-1+   VMIG-1    $19,600   $   19,600,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (Children's Zoo Project);
  VRD Series 2002 RB (LOC-AmSouth Bank)
  1.28%, 05/01/07(b)(c)                           --   VMIG-1      5,025        5,025,000
-----------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
  Recreation Board (YMCA Project); Refunding
  VRD Series 1996 RB (LOC-AmSouth Bank of
  Alabama)
  1.23%, 06/01/16(b)(c)                           --   VMIG-1      2,225        2,225,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP 1.15%,
    01/01/43 (Acquired 11/05/02; Cost
    $4,100,000)(c)(d)(e)                        A-1+       --      4,100        4,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP 5.50%,
    01/01/04 (Acquired 04/16/03; Cost
    $4,870,000)(c)(d)(e)                        A-1+       --      4,870        4,870,000
-----------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease
  Revenue VRD Series 200 RB (LOC-AmSouth
  Bank)
  1.23%, 11/01/24(b)(c)                          A-1       --      6,200        6,200,000
-----------------------------------------------------------------------------------------
Huntsville (City of) Health Care Authority;
  Health Care Facilities Series 1992 B RB
  6.63%, 06/01/04(f)(g)                          AAA      Aaa      2,500        2,643,717
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Jefferson (County of); Refunding Unlimited
  Tax Series 2002 A GO Wts.
  4.00%, 04/01/04                                 AA      Aa3    $ 1,000   $    1,015,386
-----------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
  2003 GO Wts. (LOC-Branch Banking & Trust)
  1.10%, 07/01/15(b)(c)                           --   VMIG-1      5,180        5,180,000
-----------------------------------------------------------------------------------------
Ridge Improvement District; Special
  Assessment VRD Series 2000 RB (LOC-AmSouth
  Bank)
  1.10%, 10/01/25(b)(c)                           --   VMIG-1     12,000       12,000,000
-----------------------------------------------------------------------------------------
Talladega (County of) (School Warrants);
  Special Obligation School Warrants VRD
  Series 2003 RB (LOC-Regions Bank)
  1.11%, 02/01/31(b)(c)                           --   VMIG-1      6,885        6,885,000
-----------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB (LOC-AmSouth Bank)
  1.28%, 10/01/23(b)(c)                           --   VMIG-1      7,112        7,112,000
=========================================================================================
                                                                               76,856,103
=========================================================================================

ALASKA-0.14%

Alaska (State of) Industrial Development &
  Export Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank A.G.)
  1.30%, 12/01/03(b)(n)                          A-1       --      2,390        2,390,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ALASKA-(CONTINUED)

Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC)
  1.15%, 06/01/06 (Acquired 12/27/02; Cost
  $1,200,000)(b)(c)(d)                            --      Aa1    $ 1,200   $    1,200,000
=========================================================================================
                                                                                3,590,000
=========================================================================================

ARIZONA-1.14%

Casa Grande (City of) Industrial Development
  Authority (Center Park Properties);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,810        1,810,000
-----------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Refunding Multi-Family Housing VRD Series
  2001 A IDR (CEP-Federal National Mortgage
  Association)
  1.10%, 06/15/31(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Maricopa (County of) Industrial Development
  Authority (Gran Victoria Housing LLC
  Project); Multi-Family Housing VRD Series
  2000 A RB (CEP-Federal National Mortgage
  Association
  1.10%, 04/15/30(c)                            A-1+       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Maricopa (County of) School District No. 11
  (Peoria Unified School); Refunding &
  Improvement Limited Tax Series 2003 GO
  1.25%, 07/01/04(h)                             AAA      Aaa      4,100        4,112,496
-----------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  No. 097 (Deer Valley); Refunding Unlimited
  Tax Series 2003 GO
  4.00%, 07/01/04(h)                              --      Aaa      3,165        3,239,408
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ARIZONA-(CONTINUED)

Peoria (City of) (Projects of 1990, 1994 &
  2000); Unlimited Tax Series 2003 A GO
  5.00%, 07/01/04(h)                             AAA      Aaa    $ 5,900   $    6,082,629
-----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
  Series 2003 P Commercial Paper Notes
  (LOC-Dexia Public Finance)
  0.85%, 11/19/03(b)                            A-1+      P-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR (CEP-Federal
  Home Loan Bank)
  1.13%, 10/01/25(c)                            A-1+       --      3,920        3,920,000
-----------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Valley of the Sun YMCA Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.25%, 01/01/31(b)(i)                         A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tucson Electric Power
  Co.-Irvington Road Project); VRD Series
  1982 IDR (LOC-Toronto Dominion Bank)
  1.15%, 10/01/22(b)(c)                          A-1   VMIG-1      2,000        2,000,000
=========================================================================================
                                                                               28,264,533
=========================================================================================

ARKANSAS-0.18%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas
  Radiation Therapy Inc. Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 07/01/08(b)(c)(j)                        --       --      3,065        3,065,000
-----------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus);
  Facilities Series 2002 RB
  2.50%, 12/01/03(h)                              --      Aaa      1,420        1,422,462
=========================================================================================
                                                                                4,487,462
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-2.67%

Adams & Arapahoe (Counties of) Joint School
  District No. 28J (Aurora); Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(h)                             AAA      Aaa    $ 4,140   $    4,146,482
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/33(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Museum
  Project); VRD Series 2001 RB (LOC-Bank One
  Colorado N.A.)
  1.15%, 11/01/21(b)(c)                          A-1       --      9,000        9,000,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (National Cable
  Television Center & Museum Project); VRD
  Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.15%, 10/01/06(b)(c)                         A-1+       --      2,010        2,010,000
-----------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.15%, 12/01/33(b)(c)                         A-1+       --      1,400        1,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Refunding VRD Series 2002 A RB (LOC-U.S.
  Bank N.A.)
  1.12%, 01/01/31(b)(c)                         A-1+       --      3,400        3,400,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project);
  Refunding VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 12/01/20(b)(c)                         A-1+       --      1,600        1,600,000
-----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Golden West Manor Inc. Project);
  VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 07/01/32(b)(c)                         A-1+       --      4,210        4,210,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Housing & Finance
  Authority; Multi-Family Insured Mortgage
  VRD Series 2002 AA RB
  1.07%, 10/01/30(c)(h)                           --   VMIG-1    $ 2,270   $    2,270,000
-----------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health); VRD Series 2003 RB (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 03/15/23(b)(c)                         A-1+       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (KY Circle Village
  Project); VRD Series 2000 RB (LOC-U.S. Bank
  N.A.)
  1.12%, 10/01/29(b)(c)                         A-1+       --      1,820        1,820,000
-----------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E. Webb
  Municipal Office Building); Refunding VRD
  Series 2003 C2 RB
  1.05%, 12/01/29(c)(h)                         A-1+   VMIG-1     23,400       23,400,000
-----------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax;
  Refunding Series 2003 RB
  2.00%, 11/01/03(h)                             AAA      Aaa      1,040        1,040,819
-----------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
  Project); Refunding Series 1993 IDR
  (LOC-Deutsche Bank A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --      1,130        1,130,000
-----------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
  District (Special Improvement No.2-01);
  Refunding Special Assessment VRD Series
  2002 RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/22(b)(c)                         A-1+       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
  Denver Water); VRD Series 2003 PT-1872 RB
  1.13%, 12/01/22 (Acquired 05/29/03; Cost
  $7,860,000)(c)(d)(e)(j)                         --       --      7,860        7,860,000
=========================================================================================
                                                                               66,487,301
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

CONNECTICUT-0.06%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR (LOC-Citizens
  Bank of Massachusetts)
  1.00%, 12/01/15(b)(k)                         A-1+       --    $ 1,400   $    1,400,000
=========================================================================================

DELAWARE-0.33%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB (LOC-Citizens Bank of
  Pennsylvania)
  1.10%, 07/01/33(b)(c)                         A-1+       --      8,250        8,250,000
=========================================================================================

DISTRICT OF COLUMBIA-0.36%

District of Columbia (Catholic University
  America Project); Series 1993 RB
  6.30%, 10/01/03(f)(g)                          AAA      NRR      1,000        1,020,000
-----------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); VRD Series 1998 IDR
  (LOC-First Union National Bank)
  1.15%, 08/01/29 (Acquired 09/26/03; Cost
  $2,015,000)(b)(c)(d)                           A-1       --      2,015        2,015,000
-----------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax Series
  1994 B GO
  1.07%, 06/01/30(c)(h)                          AAA      Aaa      1,320        1,320,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia
  Water & Sewer Authority); VRD
  Series 2003 A12 RB
  1.15%, 10/01/17 (Acquired 02/24/03; Cost
  $4,680,000)(c)(d)(e)                            --   VMIG-1      4,680        4,680,000
=========================================================================================
                                                                                9,035,000
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


FLORIDA-6.12%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  1.16%, 10/01/10 (Acquired 10/24/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Sunbeam Road Apartments Project);
  Refunding Multi-Family Housing VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/25(b)(c)                         A-1+       --      1,950        1,950,000
-----------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Refunding Unlimited Tax Capital Outlay
  Series 1993 A GO
  5.00%, 06/01/04                                AA+      Aa2      1,200        1,231,041
-----------------------------------------------------------------------------------------
Halifax Hospital Medical Center (Florida
  Health Care Plan Inc. Project); Health Care
  Facilities VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.10%, 12/01/13(b)(c)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2000 A RB
  1.10%, 12/01/26(c)(h)                         A-1+   VMIG-1     30,900       30,900,000
-----------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health System); VRD
  Series 2003 A RB (LOC-SunTrust Bank)
  1.10%, 11/15/32(b)(c)                         A-1+   VMIG-1      1,150        1,150,000
-----------------------------------------------------------------------------------------
Hillsborough (County of) Aviation Authority
  (Delta Airlines); Refunding Special Purpose
  VRD Series 2000 IDR (LOC-General Electric
  Capital Corp.)
  1.12%, 12/01/30(b)(c)                         A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/23 (Acquired 02/20/01; Cost
  $2,300,000)(b)(c)(d)(j)                         --       --    $ 2,300   $    2,300,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); VRD Series
  2002 RB (LOC-Bank of America N.A.)
  1.15%, 06/01/22(b)(c)                           --   VMIG-1     12,555       12,555,000
-----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper
  Notes
  0.90%, 04/01/04                                 --   VMIG-1     19,000       19,000,000
-----------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB (LOC-AmSouth
  Bank of Florida)
  1.15%, 10/01/30(b)(c)                           --   VMIG-1     13,575       13,575,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida
  Mid-Bay Bridge Authority); VRD Series 2002
  PT-1531 RB
  1.13%, 10/01/18 (Acquired 10/10/02; Cost
  $9,140,000)(c)(d)(e)                          A-1+       --      9,140        9,140,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 12/01/25(b)(c)(j)                        --       --      9,600        9,600,000
-----------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project)); VRD Series 1999 IDR (LOC-Bank of
  America N.A.)
  1.15%, 12/01/19(b)(c)(j)                        --       --      2,700        2,700,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Florida Department
  of Environmental Protection); Floating Rate
  Trust Ctfs. VRD Series 2002-722 RB
  1.14%, 07/01/22 (Acquired 11/13/02; Cost
  $10,000,000)(c)(d)(e)                          A-1       --    $10,000   $   10,000,000
-----------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD
  Series 1999 RB (LOC-Bank of America N.A.)
  1.15%, 08/01/19(b)(c)(j)                        --       --      1,550        1,550,000
-----------------------------------------------------------------------------------------
North Miami Beach (City of); Unlimited Tax
  Series 1994 GO
  6.30%, 02/01/04(f)(g)                          AAA      Aaa      2,515        2,609,466
-----------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 11/01/28 (Acquired
  01/29/02-05/02/03; Cost
  $1,895,000)(b)(c)(d)(j)                         --       --      1,895        1,895,000
-----------------------------------------------------------------------------------------
Orange (County of) Industrial Development
  Authority (Christian Prison Project); VRD
  Series 2003 A IDR (LOC-Regions Bank)
  1.13%, 02/01/23(b)(c)                           --   VMIG-1      4,535        4,535,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.15%, 12/01/31(b)(c)(j)                        --       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB (LOC-Bank of
  America N.A.)
  1.15%, 08/01/20 (Acquired
  05/02/02-07/22/02; Cost
  $5,035,000)(b)(c)(d)(j)                         --       --      5,035        5,035,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Lucie (County of) Industrial Development
  (Florida Convalescent Centers Project);
  Refunding VRD Series 1988 IDR (LOC-Wells
  Fargo Bank N.A.)
  1.15%, 01/01/11(b)(k)                           --      P-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Tallahassee (City of) Consolidated Utility
  Systems; Series 1994 RB
  6.20%, 10/01/03(f)(g)                          NRR      NRR      3,400        3,468,000
-----------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment DACCO Project); VRD Series 2001
  RB (LOC-Bank of America N.A.)
  1.15%, 07/01/22(b)(c)(j)                        --       --      5,245        5,245,000
-----------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.;
  VRD Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.12%, 05/01/28(b)(c)                          A-1       --        900          900,000
=========================================================================================
                                                                              152,238,507
=========================================================================================

GEORGIA-3.25%

Albany (City of)-Dougherty (County of)
  Hospital Authority (Phoebe Putney Memorial
  Hospital); VRD Series 2002 RAC
  1.23%, 09/01/32(h)(i)                           --   VMIG-1      3,800        3,800,000
-----------------------------------------------------------------------------------------
Cobb (County of); Unlimited Tax Series 2003
  TAN
  1.50%, 12/31/03                              MIG-1    SP-1+     13,500       13,515,644
-----------------------------------------------------------------------------------------
Columbia (County of) Elderly Authority
  (Augusta Resource Center on Aging);
  Residential Care Facilities VRD Series 1990
  RB (LOC-Wachovia Bank N.A.)
  1.05%, 01/01/21(b)(c)                           --   VMIG-1      2,180        2,180,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
  VRD Series 2000-1001 Class C COP
  1.15%, 07/01/15 (Acquired
  07/26/00-01/31/02; Cost
  $20,000,000)(c)(d)(e)                         A-1+       --     20,000       20,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Educational Facilities VRD Series
  2000 RB (LOC-Wachovia Bank N.A.)
  1.10%, 06/01/15(b)(c)                          A-1       --    $ 1,600   $    1,600,000
-----------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Series 2003 GO
  2.00%, 12/29/03                                 --    MIG-1     20,000       20,043,505
-----------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.05%, 10/01/14(b)(c)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Private Colleges & Universities Authority
  (Mercer University Project); VRD Series
  2003 RB (LOC-Branch Banking & Trust)
  1.18%, 10/01/32(b)(c)                           --   VMIG-1      7,390        7,390,000
-----------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); VRD
  Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.10%, 11/01/27(b)(c)                           --   VMIG-1      2,310        2,310,000
=========================================================================================
                                                                               80,839,149
=========================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP
  1.15%, 12/01/16 (Acquired 01/11/01; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii);
  Unlimited Tax VRD Series 2003 A16 GO
  1.15%, 07/01/18 (Acquired 02/27/03; Cost
  $3,900,000)(c)(d)(e)                            --   VMIG-1      3,900        3,900,000
=========================================================================================
                                                                                9,900,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

IDAHO-0.15%

Magic Valley Healthcare System Inc. (Magic
  Valley Regional Medical Center Project);
  VRD Series 2001 RB (LOC-Wells Fargo Bank
  N.A.)
  1.15%, 12/01/21(b)(c)                           --   VMIG-1    $ 3,845   $    3,845,000
=========================================================================================

ILLINOIS-14.81%

ABN AMRO Munitops Ctfs. Trust (City of
  Chicago); Refunding Limited Tax Multi-State
  Non-AMT VRD Series 2001-34 Ctfs.
  1.18%, 07/01/07 (Acquired 11/15/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB
  1.14%, 03/15/07 (Acquired 08/26/99; Cost
  $10,000,000)(c)(d)(e)                          A-1       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190
  Class A RB
  1.14%, 06/05/14 (Acquired 05/06/02; Cost
  $10,130,000)(c)(d)(e)                          A-1       --     10,130       10,130,000
-----------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax VRD Series 2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      2,450        2,450,000
-----------------------------------------------------------------------------------------
Chicago (City of) Park District; Series 2003
  A TAN
  1.75%, 05/01/04                                 --    MIG-1     19,500       19,595,681
-----------------------------------------------------------------------------------------
Chicago (City of) Public Building Commission;
  Building Series A RB
  5.75%, 12/01/03(f)(g)                          AAA      Aaa      7,000        7,194,159
-----------------------------------------------------------------------------------------
Chicago (City of) Skyway Toll Bridge;
  Refunding Series 1994 RB
  6.75%, 01/01/04(f)(g)                          AAA      NRR      1,000        1,034,167
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Chicago (City of); Equipment Notes Unlimited
  Tax Series 1996 GO
  5.60%, 01/01/04(h)                             AAA      Aaa    $ 1,635   $    1,652,294
-----------------------------------------------------------------------------------------
Chicago (City of); Projects & Refunding
  Unlimited Tax Series 2002 A GO
  5.00%, 01/01/04(h)                             AAA      Aaa      3,175        3,203,680
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax Series 2003
  GO (LOC-Landesbank Hessen-Thuringen)
  1.22%, 01/07/04(b)(g)                        SP-1+    MIG-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series
  2002 B GO
  1.10%, 01/01/37(c)(h)                         A-1+   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
  District); VRD Series 2002-1306 COP
  1.15%, 01/01/29 (Acquired 05/02/02; Cost
  $5,500,000)(c)(d)(e)                          A-1+       --      5,500        5,500,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
  & Sewer); VRD Series 2001-1308 COP
  1.15%, 11/01/26 (Acquired 12/12/01; Cost
  $8,655,000)(c)(d)(e)                          A-1+       --      8,655        8,655,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  1.23%, 01/01/35 (Acquired 04/02/01; Cost
  $4,950,000)(c)(d)(e)                          A-1+       --      4,950        4,950,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
  Regional Transportation Authority); VRD
  Series 2000-1303 COP
  1.15%, 07/01/23 (Acquired
  03/26/01-05/30/01; Cost
  $19,000,000)(c)(d)(e)                         A-1+       --     19,000       19,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A
  COP
  1.15%, 06/01/15 (Acquired 06/12/03; Cost
  $3,775,000)(c)(d)(e)                          A-1+       --      3,775        3,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (State of Illinois);
  VRD Series 2000-1304 COP
  1.15%, 06/01/21 (Acquired 06/27/00; Cost
  $7,340,000)(c)(d)(e)                          A-1+       --    $ 7,340   $    7,340,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Chicago
  Public Building Commission); VRD Series
  2003-0015 Class A COP
  1.15%, 12/01/14 (Acquired 05/14/03; Cost
  $2,800,000)(c)(d)(e)                          A-1+       --      2,800        2,800,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County
  Joint Action Water Agency); Refunding VRD
  Series 2003 B18 RB
  1.15%, 05/01/20 (Acquired 02/19/03; Cost
  $3,165,000)(c)(d)(e)                            --   VMIG-1      3,165        3,165,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago);
  Limited Tax VRD Series 2000 A12 GO
    1.15%, 01/01/23 (Acquired 10/13/00; Cost
    $10,000,000)(c)(d)(e)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  Limited Tax VRD Series 2002 A44 GO
    1.15%, 01/01/20 (Acquired 08/02/02; Cost
    $7,875,000)(c)(d)(e)                          --   VMIG-1      7,875        7,875,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Cook County Regional
  Transportation Authority);
  Unlimited Tax VRD Series 2001 A93 GO 1.15%,
    07/01/27 (Acquired 10/10/01; Cost
    $3,680,000)(c)(d)(e)                          --   VMIG-1      3,680        3,680,000
-----------------------------------------------------------------------------------------
  Unlimited Tax VRD Series 2002 A41 GO
    1.15%, 06/01/17 (Acquired 07/25/02-
    10/31/02; Cost $17,920,000)(c)(d)(e)          --   VMIG-1     17,920       17,920,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (Cook County); Unlimited
  VRD Tax Series 2003 B11 GO
  1.15%, 11/15/25 (Acquired 01/29/03; Cost
  $3,500,000)(c)(d)(e)                            --   VMIG-1    $ 3,500   $    3,500,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois); VRD
  Series 2001 A124 GO
  1.15%, 11/01/26 (Acquired
  11/26/01-08/28/02; Cost
  $6,550,000)(c)(d)(e)                           A-1       --      6,550        6,550,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois);
  VRD Series 2000 S GO
  1.15%, 04/01/30 (Acquired
  03/20/00-02/12/01; Cost
  $7,400,000)(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
-----------------------------------------------------------------------------------------
Glendale Heights (City of) (Glendale Lakes
  Project); Refunding Multi-Family Housing
  VRD Series 2000 RB (CEP-Federal Home Loan
  Mortgage Corp.)
  1.07%, 03/01/30(c)                            A-1+       --      4,845        4,845,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  1.15%, 08/01/26(b)(c)                         A-1+       --      2,273        2,273,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Bochasanwais Shree Akshar Inc.
  Project); VRD Series 2002 RB (LOC-Comerica
  Bank Texas)
  1.10%, 06/01/17(b)(c)                          A-1       --      9,300        9,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (British Home for Retired Men &
  Women); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 11/01/27(b)(c)                          A-1       --      9,500        9,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Project);
  VRD Series 1999 RB (LOC-LaSalle Bank N.A.)
  1.12%, 01/01/19 (Acquired 09/24/03; Cost
  $4,100,000)(b)(c)(d)                           A-1       --    $ 4,100   $    4,100,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Con Edison Co. Project);
  Refunding VRD Series 1994 C RB (LOC-ABN
  Amro Bank N.V.)
  1.08%, 03/01/09(b)(c)                         A-1+      P-1      9,800        9,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern Healthcare
  Corp.);
  VRD Series 2001 A RB
    1.10%, 05/01/31(c)                           A-1   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 C RB
    1.10%, 05/01/31(c)                          A-1+   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); VRD Series 1999 IDR (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/24(b)(c)                         A-1+       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Charities Program); VRD
  Series 2003 A RN (LOC-Harris Trust &
  Savings Bank)
  1.10%, 06/30/04(b)(c)                         A-1+       --      6,240        6,240,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation of
  Metropolitan Chicago Projects); VRD Series
  2002 RB
  1.25%, 09/01/32(h)(i)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Jewish Federation Projects); VRD
  Series 1999 RB
  1.10%, 09/01/24(c)(h)                           --   VMIG-1      5,355        5,355,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Mount Carmel High School
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1    $ 2,800   $    2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (North Shore Country Day School);
  VRD Series 2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,825        2,825,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); VRD Series 2001 RB (LOC-LaSalle
  Bank N.A.)
  1.12%, 07/01/41 (Acquired
  01/29/03-07/30/03; Cost
  $2,975,000)(b)(c)(d)                           A-1       --      2,975        2,975,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Sacred Heart Schools Project);
  VRD Series 2003 RB (LOC-Fifth Third Bank)
  1.10%, 07/01/33(b)(c)                           --   VMIG-1      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.15%, 09/01/32(b)(c)                           --   VMIG-1      4,800        4,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metro Chicago Project);
  VRD Series 2001 RB (LOC-Harris Trust &
  Savings Bank)
  1.22%, 06/01/29(b)(i)                         A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series
  2002 RB (LOC-Fifth Third Bank)
  1.15%, 03/01/32(b)(c)                           --   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  VRD Series 1992 RB (LOC-First National
  Bank)
  1.15%, 10/01/26(b)(c)                           --   VMIG-1    $ 1,300   $    1,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB (LOC-American National
  Bank & Trust)
  1.15%, 06/01/29(b)(c)                          A-1       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  VRD Series 1985 L RB
  1.10%, 12/15/25(c)                              --   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 RB
  1.10%, 12/01/25(c)                              --   VMIG-1      1,000        1,000,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bensenville Home Society); VRD
  Series 1989 A RB (LOC-American National
  Bank & Trust)
  1.15%, 02/15/19(b)(c)                          A-1       --      1,200        1,200,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); VRD Series
  1999 B RB
  1.15%, 11/15/29(c)(h)                          A-1   VMIG-1      1,050        1,050,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bromenn Healthcare); VRD Series
  2002 RB (LOC-Harris Trust & Savings Bank)
  1.20%, 08/15/32(b)(i)                         A-1+       --      1,500        1,500,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); VRD
  Series 1998 IDR (LOC-American National Bank
  & Trust)
  1.15%, 04/01/33(b)(c)                          A-1       --      1,600        1,600,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); VRD Series 2001 C RB
  1.10%, 02/01/34(c)(h)                          A-1   VMIG-1    $ 2,600   $    2,600,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB (LOC-LaSalle
  National Bank)
  1.15%, 05/15/26(b)(c)                          A-1       --      1,420        1,420,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Health System);
  Refunding Series 1997 RB
  5.25%, 10/01/03(h)                              --      Aaa      1,190        1,190,000
-----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  VRD Series 2002 B RB
  1.20%, 08/15/09(i)                            A-1+   VMIG-1      2,800        2,800,000
-----------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.10%, 01/01/16(c)(h)                           --   VMIG-1     10,800       10,800,000
-----------------------------------------------------------------------------------------
  1.10%, 01/01/17(c)(h)                           --   VMIG-1      4,600        4,600,000
-----------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series
  2002 RB
  5.00%, 06/15/04                                AAA      Aa3      1,000        1,027,566
-----------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series
  2003 GO
  2.00%, 01/15/04                              SP-1+    MIG-1      5,000        5,015,032
-----------------------------------------------------------------------------------------
  1.50%, 03/15/04                              SP-1+    MIG-1      5,000        5,012,366
-----------------------------------------------------------------------------------------
  2.00%, 04/15/04                              SP-1+    MIG-1      5,000        5,027,418
-----------------------------------------------------------------------------------------
  1.50%, 05/15/04                              SP-1+    MIG-1      5,000        5,016,567
-----------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); VRD Series 1996 A RB
  (LOC-Northern Trust Co.)
  1.15%, 12/01/21(b)(c)                         A-1+       --      5,000        5,000,000
-----------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
  VRD Series 1995 A RB (LOC-LaSalle National
  Bank)
  1.10%, 12/01/04(b)(c)                          A-1       --      1,470        1,470,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Sangamon (County of) School District (No.186
  Springfield); Series 2003 TAN
  2.00%, 12/18/03                              SP-1+       --    $ 5,000   $    5,009,027
-----------------------------------------------------------------------------------------
Schaumburg (City of) (Treehouse II Apartments
  Project); Refunding Multi-Family Housing
  VRD Series 1999 RB (CEP-Federal National
  Mortgage Association)
  1.05%, 12/15/29(c)                            A-1+       --     12,185       12,185,000
-----------------------------------------------------------------------------------------
Winnebago & Boone (Counties of) Community
  High School District No.207; Unlimited Tax
  Series 1994 GO
  6.25%, 12/30/03(f)(g)                          AAA      Aaa      1,200        1,215,515
=========================================================================================
                                                                              368,221,472
=========================================================================================

INDIANA-0.98%

Indiana (State of) Bond Bank (Advanced
  Funding Program Notes); Series 2003 A RN
  2.00%, 01/27/04(h)                           SP-1+    MIG-1      2,500        2,507,188
-----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Midyear Funding
  Program Notes); Series 2003 A RN
  1.25%, 04/15/04                              SP-1+    MIG-1      9,000        9,015,370
-----------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society);
  Educational Facilities VRD Series 1996 IDR
  (LOC-Bank One Indiana N.A.)
  1.15%, 08/01/31 (Acquired
  01/23/02-09/03/03; Cost
  $6,140,000)(b)(c)(d)                           A-1       --      6,140        6,140,000
-----------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Franklin College of Indiana);
  Educational Facilities VRD Series 1999 RB
  (LOC-Bank One Indiana N.A.)
  1.15%, 10/01/19(b)(c)                          A-1       --      1,215        1,215,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Health Facilities
  Financing Authority (Community Mental
  Health & Rehabilitation); VRD Series 1990
  RB (LOC-LaSalle National Bank)
  1.10%, 11/01/20(b)(c)                          A-1       --    $ 2,345   $    2,345,000
-----------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Fayette Memorial
  Hospital Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.25%, 10/01/32(b)(i)                         A-1+       --      3,100        3,100,000
=========================================================================================
                                                                               24,322,558
=========================================================================================

IOWA-0.67%

Iowa (State of) Higher Education Loan
  Authority (Graceland Private College); VRD
  Series 2003 RB (LOC-Bank of America N.A.)
  1.15%, 02/01/33(b)(c)                           --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2003 A RN
  2.00%, 06/18/04(h)                              --    MIG-1      7,500        7,560,984
-----------------------------------------------------------------------------------------
Iowa City (City of) (ACT, Inc.); VRD Series
  2001 RB
  1.30%, 04/01/32(i)                            A-1+       --      7,000        7,000,000
=========================================================================================
                                                                               16,560,984
=========================================================================================

KANSAS-0.81%

Johnson (County of) Unified School District
  No.229; Unlimited Tax Series 1994 A GO
  6.25%, 10/01/03                                 AA      Aa1      1,180        1,180,000
-----------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Department of Commerce &
  Housing); Impact Series 2001 RB
  3.50%, 06/01/04(h)                             AAA      Aaa      1,000        1,017,531
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
KANSAS-(CONTINUED)

Lenexa (City of) Health Care Facilities
  (Lakeview Village Inc. Project); VRD Series
  2002 B RB (LOC-LaSalle Bank N.A.)
  1.15%, 05/15/32(b)(c)                          A-1       --    $ 7,500   $    7,500,000
-----------------------------------------------------------------------------------------
Manhattan (City of) (Parker Hannifin Inc.
  Project); Refunding VRD Series 1994 IDR
  (LOC-Wachovia Bank of Georgia)
  1.05%, 09/01/09(b)(c)                           --      Aa2      4,000        4,000,000
-----------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project); VRD
  Series 2002 B RB (LOC-Bank of America N.A.)
  1.15%, 11/01/18(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); VRD Series 1998
  XI RB (LOC-Bank of America NT & SA)
  1.15%, 08/01/09 (Acquired 02/15/01; Cost
  $3,550,000)(b)(c)(d)                          A-1+       --      3,550        3,550,000
=========================================================================================
                                                                               20,247,531
=========================================================================================

KENTUCKY-1.89%

Kenton (County of) Airport Board; Special
  Facilities VRD Series 2000 B IDR
  (LOC-General Electric Capital Corp.)
  1.12%, 10/01/30(b)(c)                         A-1+   VMIG-1      3,300        3,300,000
-----------------------------------------------------------------------------------------
Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-
  Ewing); VRD Series 2000 RB (LOC-First Union
  National Bank N.A.)
  1.15%, 06/01/33(b)(c)                          A-1       --     18,080       18,080,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
KENTUCKY-(CONTINUED)

Newport (City of) League of Cities Funding
  Trust; Lease Program VRD Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.13%, 04/01/32(b)(c)                           --   VMIG-1    $25,600   $   25,600,000
=========================================================================================
                                                                               46,980,000
=========================================================================================

LOUISIANA-0.81%

Eagle Tax Exempt Trust (City of New Orleans);
  VRD Series 2000-1801 COP
  1.15%, 12/01/21 (Acquired 10/10/00; Cost
  $6,000,000)(c)(d)(e)                          A-1+       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
Jefferson (Parish of) Industrial Development
  Board Inc. (George J. Ackel, Sr. Project);
  Refunding VRD Series 1986 IDR (LOC-Regions
  Bank)
  1.10%, 12/01/04(b)(c)                           --   VMIG-1      3,440        3,440,000
-----------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series
  2003 RB
  5.00%, 06/01/04(h)                             AAA      Aaa      1,810        1,858,464
-----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Glen Retirement System Project);
  VRD Series 2001 RB (LOC-AmSouth Bank)
  1.28%, 09/01/16 (Acquired 08/15/01; Cost
  $3,595,000)(b)(c)(d)                            --   VMIG-1      3,595        3,595,000
-----------------------------------------------------------------------------------------
Shreveport (City of); Refunding Water & Sewer
  Series 2002 A RB
  4.00%, 12/01/03(h)                             AAA      Aaa      5,275        5,296,476
=========================================================================================
                                                                               20,189,940
=========================================================================================

MAINE-0.32%

Cumberland (County of); Unlimited Tax Series
  2003 TAN
  2.00%, 11/14/03(l)                              --       --      8,000        8,008,553
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

MARYLAND-0.58%

Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD
  Series 1997 C RB (LOC-Branch Banking &
  Trust)
  1.15%, 01/01/27(b)(c)                          A-1       --    $ 6,000   $    6,000,000
-----------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc.
  Projects); Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank Trust Co.)
  1.30%, 12/01/03(b)(g)(n)                       A-1       --      1,055        1,055,000
-----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); VRD Series 2003 RB (LOC-Branch
  Banking & Trust)
  1.10%, 04/01/28(b)(c)                           --   VMIG-1      3,600        3,600,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Maryland Health &
  Higher Educational Facilities Authority);
  VRD Floating Rate Trust Ctfs. Series
  2003-829 RB
  1.14%, 08/15/38 (Acquired 06/19/03; Cost
  $3,800,000)(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=========================================================================================
                                                                               14,455,000
=========================================================================================

MASSACHUSETTS-0.13%

Framingham (City of); Unlimited Tax Series
  2003 BAN
  1.25%, 03/30/04                                 --    MIG-1      2,283        2,286,368
-----------------------------------------------------------------------------------------
Massachusetts (State of); Ltd Tax
  Consolidated Loan Series 1994 B GO
  6.00%, 08/01/04(f)(g)                          NRR      NRR        975        1,034,560
=========================================================================================
                                                                                3,320,928
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------


MICHIGAN-3.06%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited
  Tax VRD Series 1998 IDR (LOC-Comerica Bank)
  1.10%, 10/01/23(b)(c)(l)                        --       --    $ 8,900   $    8,900,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
  School District); Unlimited Tax VRD Series
  2002-6014 Class A COP
  1.15%, 05/01/32 (Acquired 11/06/02; Cost
  $7,105,000)(c)(d)(e)                           A-1       --      7,105        7,105,000
-----------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools;
  Unlimited Tax Series 1995 GO
  5.50%, 05/01/04(f)(g)                          AAA      Aaa      1,000        1,036,270
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System);
  VRD Series 2001 A112 RB 1.15%, 07/01/32
    (Acquired 10/31/01; Cost
    $4,935,000)(c)(d)(e)                          --   VMIG-1      4,935        4,935,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB 1.15%, 07/01/26
    (Acquired 07/09/03; Cost
    $4,530,000)(c)(d)(e)                          --   VMIG-1      4,530        4,530,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water
  Supply System); Sr. Lien VRD Series 2000 D
  RB
  1.15%, 07/01/29 (Acquired 01/21/00; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Macomb (County of) Hospital Finance Authority
  (Mount Clemens General Hospital); Refunding
  VRD Series 2003 A-1 RB (LOC-Comerica Bank)
  1.20%, 10/01/20(b)(i)                           --   VMIG-1      1,100        1,100,000
-----------------------------------------------------------------------------------------
Michigan (State of) Comprehensive
  Transportation Fund; Series 2002 B RB
  4.00%, 05/15/04                                AAA      Aa3      1,300        1,323,592
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                           SP-1+       --    $ 8,000   $    8,068,626
-----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Peachwood
  Center Associates); Refunding Limited Tax
  VRD Series 1995 RB (LOC-Standard Federal
  Bank)
  1.10%, 11/01/27(b)(c)                          A-1       --     13,300       13,300,000
-----------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech
  University Project); Economic Development
  VRD Series 2001 RB (LOC-Bank One Michigan
  N.A.)
  1.15%, 10/01/31(b)(c)                          A-1       --      6,000        6,000,000
-----------------------------------------------------------------------------------------
St. Joseph (City of) Hospital Finance
  Authority (Lakeland Hospital at Niles); VRD
  Series 2002 RB
  1.05%, 01/01/32(c)(h)                          A-1       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(h)                             AAA      Aaa      1,000        1,020,024
=========================================================================================
                                                                               76,218,512
=========================================================================================

MINNESOTA-5.09%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.16%, 09/01/14(b)(c)                         A-1+       --      3,900        3,900,000
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (Southern Minnesota Power
  Agency); Power Supply System Series
  2002-339 COP
  1.13%, 01/01/13 (Acquired 07/31/03; Cost
  $9,310,000)(c)(d)(e)                          A-1+       --      9,310        9,310,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

J.P. Morgan PUTTERs (State of Minnesota
  Public Facilities Authority); VRD Drinking
  Water Series 2002-319 COP
  1.13%, 03/01/21 (Acquired 07/31/03; Cost
  $14,090,000)(c)(d)(e)                          A-1       --    $14,090   $   14,090,000
-----------------------------------------------------------------------------------------
Mahtomedi (City of) Independent School
  District No. 832; Refunding Unlimited Tax
  Series 2002 B GO
  3.00%, 02/01/04                                 --      Aa2      1,455        1,465,060
-----------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar
  Bank N.A.)
  1.30%, 05/01/26(b)(i)(l)                        --       --      2,500        2,500,000
-----------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (St. Olaf College);
  (LOC-Harris Trust & Savings Bank)
  VRD Series 2000 5H RB
    1.20%, 10/01/30(b)(i)                         --   VMIG-1      1,600        1,600,000
-----------------------------------------------------------------------------------------
  VRD Series 2002 5M2 RB
    1.20%, 10/01/20(b)(i)                         --   VMIG-1      1,900        1,900,000
-----------------------------------------------------------------------------------------
Minnesota (State of) School Districts Tax &
  Aid Anticipation Borrowing Program; Aid
  Anticipation Ctfs. Series 2003 A RB
  1.75%, 08/27/04                                 --    MIG-1     10,000       10,071,775
-----------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Commercial Paper Notes
  Series 2000 B
    0.80%, 10/21/03                             A-1+       --     20,500       20,500,000
-----------------------------------------------------------------------------------------
  Series 2001 A
    0.80%, 10/22/03                             A-1+       --     15,000       15,000,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.80%, 10/28/03                             A-1+       --      9,500        9,500,000
-----------------------------------------------------------------------------------------
  Series 2001 B
    0.93%, 11/18/03                             A-1+       --     10,600       10,600,000
-----------------------------------------------------------------------------------------
  Series 2000 C
    0.85%, 11/20/03                             A-1+       --     10,900       10,900,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  VRD Series 1997 A RB (LOC-First Interstate
  Bank)
  1.15%, 05/01/27(b)(c)                           --   VMIG-1    $14,260   $   14,260,000
-----------------------------------------------------------------------------------------
White Bear Lake (City of) Independent School
  District No. 624; Refunding Tax School
  Building Unlimited Tax Series 2002 C GO
  3.00%, 02/01/04(h)                             AAA      Aaa      1,010        1,016,981
=========================================================================================
                                                                              126,613,816
=========================================================================================

MISSISSIPPI-1.47%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water
  & Sewer); Multi-State Non-AMT VRD Series
  2002- 22 Ctfs.
  1.20%, 06/23/04 (Acquired 09/10/03; Cost
  $9,995,000)(c)(d)(e)(g)(m)                      --   VMIG-1      9,995        9,995,000
-----------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of
  Mississippi); Unlimited Tax VRD Series
  2002-6018 Class A COP
  1.15%, 11/01/22 (Acquired 11/20/02; Cost
  $3,200,000)(c)(d)(e)                          A-1+       --      3,200        3,200,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A
  RB (LOC-Bank One Louisiana)
  1.15%, 11/01/18(b)(c)                          A-1       --      4,800        4,800,000
-----------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series
  2003 RB (LOC-AmSouth Bank)
  1.28%, 07/01/23 (Acquired 07/17/03; Cost
  $10,000,000)(b)(c)(d)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

University of Mississippi Educational
  Building Corp. (Campus Improvements
  Project); VRD Series 2000 RB
  1.15%, 10/01/20(c)(h)                           --   VMIG-1    $ 8,690   $    8,690,000
=========================================================================================
                                                                               36,685,000
=========================================================================================

MISSOURI-0.17%

Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.12%, 09/01/10(c)                            A-1+   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South
  County); VRD Series 2002 B IDR (LOC-LaSalle
  Bank N.A.)
  1.15%, 09/01/22(b)(c)                          A-1       --      2,915        2,915,000
=========================================================================================
                                                                                4,115,000
=========================================================================================

MONTANA-0.32%

Great Falls (City of) Industrial Development
  Authority (Safeway Inc. Project); Refunding
  VRD Series 1991 IDR (LOC-Deutsche Bank
  A.G.)
  1.30%, 12/01/03(b)(g)(n)                      A-1+       --        985          985,000
-----------------------------------------------------------------------------------------
Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.15%, 08/01/27(b)(c)(j)                        --       --      6,900        6,900,000
=========================================================================================
                                                                                7,885,000
=========================================================================================

NEBRASKA-2.02%

Lincoln (City of); Various Purpose Unlimited
  Tax Series 2003 GO
  3.00%, 06/15/04                                AAA      Aaa      1,340        1,360,159
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
NEBRASKA-(CONTINUED)

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1    $ 5,995   $    5,995,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      3,590        3,590,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 D RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1      4,865        4,865,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 E RB
    1.15%, 12/01/15(c)(h)                       A-1+   VMIG-1     27,335       27,335,000
-----------------------------------------------------------------------------------------
Nebraska (State of) Public Power District;
  General Series 1998 A RB
  5.25%, 01/01/04(h)                             AAA      Aaa      7,000        7,068,306
=========================================================================================
                                                                               50,213,465
=========================================================================================

NEVADA-0.46%

ABN AMRO Munitops Ctfs. Trust (County of
  Washoe); Refunding VRD Limited Tax Series
  2001-24 Single Asset Trust Ctfs.
  1.18%, 07/01/09 (Acquired
  06/21/01-11/19/02; Cost
  $5,500,000)(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
-----------------------------------------------------------------------------------------
Clark (County of) School District; Building &
  Renovation Limited Tax Series 1997 B GO
  5.75%, 06/15/04(h)                             AAA      Aaa      1,000        1,033,932
-----------------------------------------------------------------------------------------
Henderson (City of); Refunding Building
  Limited Tax Series 2003 A GO
  2.00%, 06/01/04(h)                             AAA      Aaa      2,050        2,065,585
-----------------------------------------------------------------------------------------
Las Vegas (City of); Refunding Redevelopment
  Projects Limited Tax Series 2003 A GO
  2.00%, 06/15/04                                AA-      Aa3      1,170        1,179,004
-----------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements
  Limited Tax Series 1996 A GO
  6.00%, 05/15/04(f)                              AA      Aa2      1,530        1,576,589
=========================================================================================
                                                                               11,355,110
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.22%

Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (New Hampshire Higher
  Education & Health Facilities Authority);
  Refunding VRD Series 2003-772 RB
  1.14%, 01/01/17 (Acquired 01/22/03; Cost
  $5,475,000)(c)(d)(e)                           A-1       --    $ 5,475   $    5,475,000
=========================================================================================

NEW MEXICO-1.06%

Bernalillo (County of); Series 2003 TRAN
  1.50%, 06/30/04                                 --    MIG-1     25,000       25,110,763
-----------------------------------------------------------------------------------------
Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(h)                              --      Aaa      1,200        1,231,276
=========================================================================================
                                                                               26,342,039
=========================================================================================

NORTH CAROLINA-2.19%

North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University
  Foundation); Student Housing Facilities VRD
  Series 2001 RB (LOC-First Union National
  Bank)
  1.15%, 07/01/32(b)(c)                           --   VMIG-1     18,745       18,745,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Wolfpack Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 04/01/12(b)(c)(j)                        --       --     23,500       23,500,000
-----------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Cleveland Regional Medical
  Center Project); Health Care Facilities VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)(j)                        --       --     12,115       12,115,000
=========================================================================================
                                                                               54,360,000
=========================================================================================


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-5.73%

Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB (LOC-National
  City Bank)
  1.14%, 12/01/21(b)(c)                           --   VMIG-1    $12,075   $   12,075,000
-----------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Health Care VRD Series
  1994 RB (LOC-National City Bank)
  1.14%, 11/01/13(b)(c)                           --   VMIG-1      2,185        2,185,000
-----------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
  Series 2003 BAN
  2.00%, 03/18/04(j)                              --       --      2,705        2,716,109
-----------------------------------------------------------------------------------------
Columbus (City of); Refunding Sewer VRD
  Series 1994 RB
  1.10%, 06/01/11(c)                            A-1+   VMIG-1      3,500        3,500,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care
  Facilities; Refunding VRD Series 1999 RB
  (LOC-LaSalle National Bank)
  1.10%, 02/01/29(b)(c)                         A-1+       --     23,385       23,385,000
-----------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding
  VRD Series 2000 RB (LOC-National City Bank)
  1.15%, 11/15/19(b)(c)                          A-1       --      1,000        1,000,000
-----------------------------------------------------------------------------------------
Delaware (County of) (Radiation Sterilizers);
  VRD Series 1984 IDR (LOC-American National
  Bank & Trust)
  1.10%, 12/01/04(b)(k)                          A-1       --      1,300        1,300,000
-----------------------------------------------------------------------------------------
Kettering (City of) School District; School
  Improvement Unlimited Tax Series 2003 GO
  2.50%, 12/01/03                                AA-      Aa3      4,925        4,937,017
-----------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Refunding Hospital VRD Series
  1996 B RB (LOC-Bank One N.A.)
  1.09%, 06/01/12(b)(c)                          A-1   VMIG-1      5,110        5,110,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical
  Center Project); Hospital Facilities VRD
  Series 2001 RB (LOC-National City Bank)
  1.17%, 05/01/26(b)(c)(l)                        --       --    $15,595   $   15,595,000
-----------------------------------------------------------------------------------------
Lorain (County of) Independent Living
  Facilities (Elyria United Methodist
  Project); VRD Series 1999 RB (LOC-Bank One
  N.A.)
  1.09%, 06/01/25(b)(c)                          A-1       --      9,495        9,495,000
-----------------------------------------------------------------------------------------
Lucas (County of) Health Care Facilities
  (Sunset Retirement Communities); Refunding
  & Improvement VRD Series 2000 B RB
  (LOC-Fifth Third Bank)
  1.10%, 08/15/30(b)(c)                           --   VMIG-1      3,100        3,100,000
-----------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); VRD Series
  2002 B RB (LOC-Fifth Third Bank)
  1.14%, 12/01/27(b)(c)                           --   VMIG-1      7,500        7,500,000
-----------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation
  District; Water Series 1994 RB
  7.75%, 05/15/04(f)(g)                          NRR      NRR      8,000        8,491,760
-----------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.10%, 08/01/20(b)(c)                          A-1       --      4,745        4,745,000
-----------------------------------------------------------------------------------------
Maumee (City of) School District; Unlimited
  Tax Series 2003 BAN
  2.00%, 10/28/03                              SP-1+       --      4,500        4,503,539
-----------------------------------------------------------------------------------------
Middleburg Heights (City of) Hospitals
  (Southwest General Health Center);
  Improvement VRD Series 1997 RB (LOC-Fifth
  Third Bank)
  1.14%, 08/15/22(b)(c)                         A-1+       --      5,615        5,615,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Ohio (State of) Building Authority (Adult
  Correctional Building Fund); State
  Facilities Series 1993 A RB
  6.13%, 10/01/03(f)(g)                           AA      Aa2    $ 1,750   $    1,785,000
-----------------------------------------------------------------------------------------
Ohio (State of) Economic Development (Sysco
  Food Services-Cleveland); Refunding Series
  1991 RB
  6.60%, 12/01/03                                AA-       --      1,675        1,688,079
-----------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. Project); Refunding VRD Series
  1993 RB (LOC-Wachovia Bank of Georgia)
  1.10%, 05/01/07(b)(c)                          A-1       --      2,200        2,200,000
-----------------------------------------------------------------------------------------
Plain (City of) School District; Unlimited
  Tax Series 2003 GO
  2.00%, 12/01/03(h)                             AAA      Aaa      1,540        1,542,336
-----------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); VRD Series 2002 RB (LOC-Bank One
  N.A.)
  1.14%, 05/01/17(b)(c)                           --   VMIG-1      6,635        6,635,000
-----------------------------------------------------------------------------------------
Solon (City of) (Fire Station); Limited Tax
  Series 2002 BAN
  2.00%, 12/11/03(l)                              --       --      2,275        2,277,924
-----------------------------------------------------------------------------------------
University of Toledo General Receipts Bonds;
  VRD Series 2002 RB
  1.20%, 06/01/32(h)(i)                         A-1+   VMIG-1      4,875        4,875,000
-----------------------------------------------------------------------------------------
Upper Arlington (City of); Series 2002 A BAN
  2.00%, 11/20/03                                 --    MIG-1      1,265        1,265,887
-----------------------------------------------------------------------------------------
Youngstown (City of) School District;
  Unlimited Tax Series 2003-3 BAN
  2.00%, 05/05/04                                 --    MIG-1      5,000        5,029,462
=========================================================================================
                                                                              142,552,113
=========================================================================================

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------

OKLAHOMA-1.90%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Project); Refunding
  Multi-Family VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.09%, 07/15/30(c)                            A-1+       --    $27,695   $   27,695,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); VRD
  Series 2001 RB (LOC-Bank of America N.A.)
  1.18%, 06/01/11(b)(c)                         A-1+       --      4,555        4,555,000
-----------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Loan Program Notes Series 2003 A RB
  0.87%, 04/01/04(g)                            A-1+       --     15,000       15,000,000
=========================================================================================
                                                                               47,250,000
=========================================================================================

OREGON-0.18%

Clackamas (County of) School District No.115;
  Unlimited Tax Series 1994 GO
  6.15%, 06/01/04(f)(g)                          AAA      Aaa      1,300        1,370,747
-----------------------------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Quatama Crossing LLC Housing Project); VRD
  Series 1998 RB (LOC-U.S. Bank N.A.)
  1.15%, 01/01/31(b)(c)                           --      Aa2      2,000        2,000,000
-----------------------------------------------------------------------------------------
Portland (City of) Community College
  District; Series 2003 TRAN
  2.00%, 11/28/03                                 --    MIG-1      1,000        1,001,489
=========================================================================================
                                                                                4,372,236
=========================================================================================

PENNSYLVANIA-3.51%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building
  Authority); Non-AMT VRD Series 2001- 30
  Ctfs.
  1.15%, 09/01/09 (Acquired 10/31/02; Cost
  $5,000,000)(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (ACES- Presbyterian University
  Hospital); VRD Series 1988 B2 RB (LOC-Bank
  One N.A.)
  1.15%, 03/01/18(b)(c)                           --   VMIG-1    $ 5,470   $    5,470,000
-----------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh);
  VRD Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                           --   VMIG-1      3,000        3,000,000
-----------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  1.05%, 01/01/28(c)(h)                           --   VMIG-1      8,641        8,641,000
-----------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial
  and Commercial Development Authority
  (Asbury Villas Project); VRD Series 2000 B
  IDR (LOC-LaSalle Bank N.A.)
  1.15%, 12/01/30(b)(c)                          A-1       --      3,000        3,000,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Commonwealth of
  Pennsylvania); VRD Series 1994-3802 COP
  1.15%, 05/01/07 (Acquired 01/29/03; Cost
  $1,295,000)(c)(d)(e)                          A-1+       --      1,295        1,295,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP
  1.15%, 08/01/28 (Acquired
  06/04/01-09/06/02; Cost
  $8,900,000)(c)(d)(e)                          A-1+       --      8,900        8,900,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (City of Scranton &
  County of Lackawanna Health & Welfare
  Authority); VRD Series 2002 A-18 RB
  1.15%, 03/01/15 (Acquired 03/22/02; Cost
  $3,280,000)(c)(d)(e)                            --   VMIG-1      3,280        3,280,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital
  Obligation);
  VRD Series 2000 IDR
  1.18%, 12/01/24(c)(h)                          A-1       --    $ 3,645   $    3,645,000
-----------------------------------------------------------------------------------------
Harrisburg (City of) Authority (Harrisburg
  Project); Refunding School VRD Series 2003
  RB
  0.99%, 12/01/27(c)(h)                         A-1+       --     10,000       10,000,000
-----------------------------------------------------------------------------------------
Hazelton (City of) Area School District;
  Unlimited Tax Series 2001 GO
  6.50%, 03/01/04(h)                             AAA      Aaa      1,735        1,775,665
-----------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Pennsylvania);
  Unlimited Tax VRD Series 2003-346 GO
  1.11%, 04/01/11 (Acquired 07/31/03; Cost
  $11,190,000)(c)(d)(e)                         A-1+       --     11,190       11,190,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Pollution Control VRD Series 1984 IDR
  (LOC-Rabobank Nederland)
  1.03%, 10/01/14(b)(k)                         A-1+       --      7,480        7,480,000
-----------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.);
  Refunding Pollution Control VRD Series 1984
  IDR (LOC-Rabobank Nederland) 1.03%,
  06/01/14(b)(k)                                A-1+       --      1,105        1,105,000
-----------------------------------------------------------------------------------------
Lower Makefield (Township of); Unlimited Tax
  Series 1998 GO
  4.90%, 12/01/03(f)(g)                          NRR      NRR        950          956,141
-----------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Carnegie Mellon
  University); Refunding VRD Series 1995 A RB
  1.22%, 11/01/25(i)                            A-1+       --      3,800        3,800,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of); Refunding Water &
  Wastewater VRD Series 2003 RB
  1.10%, 06/15/23(c)(h)                         A-1+   VMIG-1    $ 5,180   $    5,180,000
-----------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease
  VRD Series 1985 RB (LOC-Wachovia Bank)
  1.12%, 11/01/05(b)(c)                           --   VMIG-1      3,660        3,660,000
=========================================================================================
                                                                               87,377,806
=========================================================================================

SOUTH CAROLINA-3.42%

Anderson (City of) Water & Sewer Systems;
  Series 2003 RB
  2.00%, 07/01/04(h)                             AAA      Aaa      1,410        1,421,205
-----------------------------------------------------------------------------------------
Beaufort (County of) School District;
  Unlimited Tax Series 2003 C GO
  3.00%, 03/01/04                                 --      Aa1      2,975        3,000,562
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
  Carolina Public Service Authority);
  VRD Series 2000-4001 Class A COP
    1.15%, 01/01/22 (Acquired 09/08/00-
    01/11/01; Cost $10,100,000)(c)(d)(e)        A-1+       --     10,100       10,100,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority)
  VRD Series 2000 L RB
    1.15%, 01/01/22 (Acquired 02/25/00-
    10/24/02; Cost $11,590,000)(c)(d)(e)          --   VMIG-1     11,590       11,590,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of South Carolina
  Transportation Infrastructure); Floating
  Rate Trust Ctfs. VRD Series 2002-728 RB
  1.14%, 10/01/22 (Acquired 11/13/02; Cost
  $7,185,000)(c)(d)(e)                           A-1       --      7,185        7,185,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

Richland (County of) School District No. 002;
  Unlimited Tax Series 2002 B GO
  4.00%, 02/01/04(h)                             AAA      Aaa    $ 1,000   $    1,010,239
-----------------------------------------------------------------------------------------
Richland (County of); Unlimited Tax Series
  2003 B GO
  2.00%, 03/01/04                                 AA      Aa1      2,400        2,410,899
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Allen University Project);
  VRD Series 1998 RB (LOC-Bank of America
  N.A.)
  1.15%, 09/01/18 (Acquired
  03/27/01-07/30/02; Cost $2,840,000)(c)(d)     A-1+       --      2,840        2,840,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Nonprofit
  Institutions (Morris College Project); VRD
  Series 1997 RB (LOC-Bank of America N.A.)
  1.15%, 07/01/17 (Acquired
  07/30/02-01/29/03; Cost $2,300,000)(c)(d)     A-1+       --      2,300        2,300,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Children's
  Home Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.10%, 03/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Carolina Piedmont
  Foundation Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/32(b)(c)(j)                        --       --      4,000        4,000,000
-----------------------------------------------------------------------------------------
South Carolina (State of) Jobs- Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  1.15%, 09/01/18 (Acquired
  07/23/02-01/29/03; Cost
  $2,775,000)(b)(c)(d)                          A-1+       --      2,775        2,775,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs- Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); VRD Series 2003 A
  RB (LOC-Wachovia Bank N.A.)
  1.11%, 04/01/20(b)(c)                          A-1       --    $ 4,535   $    4,535,000
-----------------------------------------------------------------------------------------
South Carolina (State of); Capital
  Improvement Unlimited Tax Series 1994 A GO
  5.20%, 03/01/04(f)(g)                          AAA      Aaa      5,750        5,969,178
-----------------------------------------------------------------------------------------
Spartanburg (City of) Sanitation Sewer
  District; Refunding Unlimited Tax Series
  2002 A GO
  3.00%, 03/01/04(h)                             AAA      Aaa      1,265        1,275,871
-----------------------------------------------------------------------------------------
Sumter (County of) School District No. 2;
  Refunding Unlimited Tax Series 2003 GO
  1.50%, 04/01/04                                AA+      Aa1      3,240        3,250,440
-----------------------------------------------------------------------------------------
University of South Carolina; University
  Revenue Series 2003 BAN
  1.75%, 07/24/04                                 --    MIG-1     17,700       17,822,374
-----------------------------------------------------------------------------------------
Western Carolina (Region of) Sewer Authority;
  Sewer System Series 2001 RB
  5.00%, 03/01/04(h)                             AAA      Aaa      1,100        1,118,993
=========================================================================================
                                                                               85,104,761
=========================================================================================

TENNESSEE-8.03%

Blount (County of) Public Building Authority
  (Local Government Public Improvements);
  VRD Series 2002 A-7-C RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      4,040        4,040,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-1-H RB
    1.25%, 06/01/20(h)(i)                         --   VMIG-1      1,290        1,290,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-2-H RB
    1.25%, 06/01/17(h)(i)                         --   VMIG-1      3,850        3,850,000
-----------------------------------------------------------------------------------------
  VRD Series 2001 A-3-A RB
    1.25%, 06/01/26(h)(i)                         --   VMIG-1      2,000        2,000,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  Pooled Funding (LOC-Bank of America N.A.)
  VRD Series 2001 RB
    1.22%, 07/01/31(b)(i)                         --   VMIG-1    $ 6,880   $    6,880,000
-----------------------------------------------------------------------------------------
  VRD Series 2003 RB
    1.22%, 01/01/33(b)(i)                         --   VMIG-1      2,600        2,600,000
-----------------------------------------------------------------------------------------
Clarksville (City of) Water, Sewer & Gas;
  Refunding Series 2002 RB
  4.10%, 02/01/04(h)                              --      Aaa      1,015        1,025,731
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
  VRD Series 2000-4202 COP
  1.15%, 10/01/27 (Acquired
  10/10/00-05/30/01; Cost
  $14,040,000)(c)(d)(e)                         A-1+       --     14,040       14,040,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.10%, 11/01/26(c)(h)                           --   VMIG-1     13,150       13,150,000
-----------------------------------------------------------------------------------------
Jackson (City of) Energy Authority;
  Wastewater Systems VRD Series 2002 RB
  1.10%, 12/01/22(c)(h)                           --   VMIG-1     24,100       24,100,000
-----------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
  Facilities Board (Trinity Christian
  Academy); Educational Facilities VRD Series
  2002 RB (LOC-AmSouth Bank)
  1.28%, 03/01/22(b)(c)                           --   VMIG-1      5,400        5,400,000
-----------------------------------------------------------------------------------------
Knox (County of); Unlimited Tax Series 2003
  BAN
  1.00%, 11/01/03                              SP-1+   VMIG-1      4,200        4,200,168
-----------------------------------------------------------------------------------------
Knoxville (City of) Utilities Board (Suburban
  Electric System);
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1     12,780       12,780,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 RB
    1.23%, 01/15/05(h)(i)                       A-1+   VMIG-1      4,050        4,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool);
  Pooled Funding Government Obligation VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.22%, 04/01/32(b)(i)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  VRD Series 1995 A RB
    1.10%, 06/01/15(c)(h)                         --   VMIG-1      5,570        5,570,000
-----------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
    1.10%, 06/01/06(c)(h)                         --   VMIG-1      1,760        1,760,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,390        1,390,000
-----------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
    1.10%, 06/01/17(c)(h)                         --   VMIG-1      1,335        1,335,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      1,325        1,325,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
    1.10%, 06/01/19(c)(h)                         --   VMIG-1      2,850        2,850,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
    1.10%, 06/01/18(c)(h)                         --   VMIG-1      3,770        3,770,000
-----------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
    1.10%, 06/01/20(c)(h)                         --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
    1.10%, 06/01/24(c)(h)                         --   VMIG-1      5,600        5,600,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
    1.10%, 06/01/25(c)(h)                         --   VMIG-1      1,200        1,200,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV B-3 RB
    1.25%, 06/01/13(h)(i)                         --   VMIG-1      7,000        7,000,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV E-1 RB
    1.25%, 06/01/30(h)(i)                         --   VMIG-1     11,400       11,400,000
-----------------------------------------------------------------------------------------
  VRD Series 2000 IV F-1 RB
    1.25%, 06/01/25(h)(i)                         --   VMIG-1      7,540        7,540,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Briarcrest
  Christian School System); Educational
  Facilities VRD Series 2002 RB (LOC-SunTrust
  Bank)
  1.25%, 04/01/22(b)(c)                           --   VMIG-1     11,500       11,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (St. Benedict
  Auburndale School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.13%, 05/01/33(b)(c)                           --   VMIG-1    $ 5,000   $    5,000,000
-----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board; Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.96%, 10/27/03(b)                            A-1+       --      8,200        8,200,000
-----------------------------------------------------------------------------------------
  1.00%, 10/27/03(b)                            A-1+       --      4,200        4,200,000
-----------------------------------------------------------------------------------------
Tennessee (State of); Unlimited Tax Series
  1994 A GO
  5.40%, 03/01/04(f)(g)                          NRR      NRR      1,740        1,796,688
-----------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB (LOC-SunTrust
  Bank)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------
Wilson (County of); Refunding Capital Outlay
  Notes Unlimited Tax Series 2002 A GO
  5.00%, 06/15/04(h)                              --      Aaa      1,440        1,481,952
=========================================================================================
                                                                              199,824,539
=========================================================================================

TEXAS-11.14%

ABN AMRO Munitops Ctfs. Trust (City of
  Leander Independent School District);
  Refunding Unlimited Multi-State Non-AMT
  Series 2001-16 Ctfs.
  1.18%, 08/15/10 (Acquired 08/20/03; Cost
  $5,395,000)(c)(d)(e)(g)                         --   VMIG-1      5,395        5,395,000
-----------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES- Panhandle Pooled Health Care); VRD
  Series 1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                           --   VMIG-1      4,400        4,400,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bell (County of) Health Facilities
  Development Corp. (Scott & White); Hospital
  VRD Series 2001-1 RB
  1.25%, 08/15/31(h)(i)                         A-1+   VMIG-1    $ 3,670   $    3,670,000
-----------------------------------------------------------------------------------------
Bellaire (City of); Refunding Limited Tax
  Series 2002 B GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,060        1,068,169
-----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      3,075        3,090,435
-----------------------------------------------------------------------------------------
Clint (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,000        1,015,125
-----------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development
  Corp. (Incarnate Word Health Services); VRD
  Series 1998 B RB
  1.14%, 08/15/28(c)(h)                        SP-1+   VMIG-1      1,700        1,700,000
-----------------------------------------------------------------------------------------
Corpus Christi (City of); Limited Tax
  Refunding & Improvement Series 2003 GO
  2.00%, 03/01/04(h)                             AAA      Aaa      1,640        1,645,540
-----------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(f)(g)                          NRR      NRR      3,120        3,233,031
-----------------------------------------------------------------------------------------
Denton (City of) Utility Systems; Refunding &
  Improvement Series 2001 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,620        1,630,823
-----------------------------------------------------------------------------------------
Denton (City of); Limited Tax Ctfs.
  Obligation Series 2001 GO
  4.75%, 02/15/04(h)                             AAA      Aaa      1,000        1,014,197
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
  Airport); VRD Series 2000-4307 COP
  1.15%, 07/01/28 (Acquired
  11/15/00-02/20/01; Cost
  $15,750,000)(c)(d)(e)                         A-1+       --     15,750       15,750,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water
  & Sewer);
  VRD Series 974305 COP 1.15%, 12/01/27
    (Acquired 04/27/99; Cost
    $14,005,000)(c)(d)(e)                       A-1+       --    $14,005   $   14,005,000
-----------------------------------------------------------------------------------------
  VRD Series 2002-6019 Class A COP 1.15%,
    12/01/30 (Acquired 11/13/02; Cost
    $8,910,000)(c)(d)(e)                        A-1+       --      8,910        8,910,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
  Road); VRD Series 2001-4305 COP
  1.15%, 08/01/14 (Acquired 05/08/01; Cost
  $7,390,000)(c)(d)(e)                          A-1+       --      7,390        7,390,000
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County); VRD
  Series 2002-6012 Class A COP
  1.15%, 08/15/30 (Acquired 11/20/02; Cost
  $1,580,000)(c)(d)(e)                          A-1+       --      1,580        1,580,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (Harris County);
  Refunding VRD Series 2003 B16 RB
  1.15%, 08/15/25 (Acquired 02/19/03; Cost
  $3,015,000)(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
-----------------------------------------------------------------------------------------
First Union MERLOTs (University of Texas);
  Refunding VRD Series 2003 B14 RB
  1.13%, 08/15/22 (Acquired
  01/29/03-07/08/03; Cost
  $8,015,000)(c)(d)(e)                            --   VMIG-1      8,015        8,015,000
-----------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Chase Bank of Texas
  N.A.)
  1.13%, 12/01/14 (Acquired 09/03/03; Cost
  $1,050,000)(b)(c)(d)                            --      Aa3      1,050        1,050,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding
  Multi-Family VRD Series 1993 RB
  (CEP-General Electric Capital Corp.)
  1.10%, 06/01/10(c)                            A-1+       --    $ 2,700   $    2,700,000
-----------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Houston
  Light & Power Co.); Refunding Series 1993
  RB
  4.90%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,345
-----------------------------------------------------------------------------------------
Harlandale Independent School District;
  Refunding Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.00%, 02/01/04                                AAA      Aaa      1,340        1,343,771
-----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB
  4.50%, 10/01/03                                 AA      Aa2      1,000        1,000,000
-----------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 1993 GO
  4.60%, 10/01/03                                AA+      Aa1      1,995        1,995,000
-----------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Pollution Control
  VRD Series 1985 IDR
  1.10%, 11/01/03(c)(g)                         A-1+      P-1      5,000        5,000,000
-----------------------------------------------------------------------------------------
Houston (City of); Refunding & Public
  Improvement Limited Tax Series 1999 A GO
  5.00%, 03/01/04                                AA-      Aa3      1,000        1,016,818
-----------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.85%, 10/30/03                                A-1      P-1     19,700       19,700,000
-----------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/04                                       AAA      Aaa      1,375        1,395,577
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Katy (City of) Independent School District;
  Unlimited Tax Series 2001 B GO (CEP-Texas
  Permanent School Fund)
  4.00%, 02/15/04                                AAA      Aaa    $ 2,000   $    2,022,535
-----------------------------------------------------------------------------------------
Keller (City of); Limited Tax Ctfs.
  Obligation Series 2003 GO
  3.00%, 02/15/04(h)                             AAA      Aaa      1,120        1,128,075
-----------------------------------------------------------------------------------------
Killeen (City of) Independent School
  District; Refunding Unlimited Tax Series
  2003 GO (CEP-Texas Permanent School Fund)
  4.50%, 02/15/04                                AAA      Aaa      1,005        1,018,337
-----------------------------------------------------------------------------------------
Lewisville (City of); Refunding Limited Tax
  Series 2002 GO
  3.50%, 02/15/04(h)                             AAA      Aaa      1,000        1,009,562
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  1.13%, 08/15/10 (Acquired 02/20/03; Cost
  $4,990,000)(c)(d)(e)                            --   VMIG-1      4,990        4,990,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Kerrville
  Independent School District); Refunding
  Unlimited Tax VRD Series 2000 PA-698 GO
  1.10%, 11/13/03 (Acquired 05/14/03; Cost
  $6,010,000)(c)(d)(e)                            --   VMIG-1      6,010        6,010,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
  Hospital District); VRD Series 2002 PT-665
  RB
  1.13%, 08/15/08 (Acquired 10/02/02; Cost
  $5,935,000)(c)(d)(e)                          A-1+       --      5,935        5,935,000
-----------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust
  Floater Ctfs. (State of Texas Affordable
  Housing Corp.); Floating Rate Trust Ctfs.
  VRD Series 2003-780 RB
  1.14%, 09/01/22 (Acquired 02/19/03; Cost
  $2,500,000)(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

North Texas (Region of) Municipal Water
  District; Refunding Regional Wastewater
  Systems Series 2003 RB
  3.00%, 06/01/04(h)                             AAA      Aaa    $ 2,930   $    2,971,886
-----------------------------------------------------------------------------------------
Northside Independent School District;
  Refunding Unlimited Tax Series 2003 A GO
  (CEP-Texas Permanent School Fund)
  1.00%, 08/01/04                               A-1+   VMIG-1      2,400        2,400,000
-----------------------------------------------------------------------------------------
Red River Authority (Southwestern Public
  Services); Refunding Pollution Control
  Series 1996 IDR
  1.10%, 07/01/16(c)(h)                         A-1+   VMIG-1      1,500        1,500,000
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.00%, 02/15/04                                AAA      Aaa      1,500        1,522,469
-----------------------------------------------------------------------------------------
Richardson (City of) Independent School
  District; Unlimited Tax Series 2003 GO
  (CEP-Texas Permanent School Fund)
  2.50%, 02/15/04                                AAA      Aaa      2,600        2,613,858
-----------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas System;
  Series 1997 RB
  6.00%, 02/01/04                                AA+      Aa1      2,270        2,307,431
-----------------------------------------------------------------------------------------
San Antonio (City of) Municipal Drainage
  Utilities System; Series 2003 RB
  2.00%, 02/01/04(h)                             AAA      Aaa      1,035        1,038,710
-----------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series
  2001 A Commercial Paper Notes
  0.80%, 10/14/03                                 --      P-1     32,200       32,200,000
-----------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); VRD Series
  1997 RB (LOC-Bank of America N.A.)
  1.15%, 01/01/18(b)(c)                         A-1+       --     12,800       12,800,000
-----------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                              SP-1+    MIG-1     63,200       63,704,307
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Travis (County of); Refunding Limited Tax
  Series 2002 GO
  4.00%, 03/01/04                                AAA      Aaa    $ 2,000   $    2,025,456
-----------------------------------------------------------------------------------------
Trinity River Authority (Red Oak Creek
  System); Refunding Series 2003 RB
  3.00%, 02/01/04(h)                             AAA      Aaa      1,185        1,193,191
-----------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers);
  (LOC-American National Bank & Trust)
  VRD Series 1985 A IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,900        1,900,000
-----------------------------------------------------------------------------------------
  VRD Series 1985 B IDR
    1.10%, 11/01/05(b)(k)                        A-1       --      1,450        1,450,000
=========================================================================================
                                                                              276,975,648
=========================================================================================

UTAH-1.29%

Davis (County of) Housing Authority (Fox
  Creek Apartments); Refunding Multi-Family
  Housing VRD Series 1997 A RB (LOC-Bank One
  Arizona N.A.)
  1.10%, 08/15/27(b)(c)                          A-1       --      4,240        4,240,000
-----------------------------------------------------------------------------------------
Davis (County of) School District (Utah
  School Building Guarantee Program);
  Unlimited Tax Series 2003 GO
  2.00%, 06/01/04                                 --      Aaa      4,040        4,064,563
-----------------------------------------------------------------------------------------
Davis (County of); Series 2003 TRAN
  2.00%, 12/30/03                                 --    MIG-1      3,900        3,910,026
-----------------------------------------------------------------------------------------
First Union MERLOTs (Intermountain Power
  Agency); VRD Series 2002 A59 RB
  1.15%, 07/01/10 (Acquired 10/23/02; Cost
  $7,195,000)(c)(d)(e)                            --   VMIG-1      7,195        7,195,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Murray City Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  1.13%, 05/15/22 (Acquired
  10/02/02-10/18/02; Cost
  $5,995,000)(c)(d)(e)                           A-1       --      5,995        5,995,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Salt Lake City (City of) Industrial
  Development (Parkview Plaza Associates);
  VRD Series 1984 IDR (LOC-Bank One Arizona
  N.A.)
  1.07%, 12/01/14(b)(c)                          A-1       --    $ 2,175   $    2,175,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Pollution Control
  (Service Station Holdings Project);
  Refunding VRD Series 1994 B IDR (CEP-BP
  PLC)
  1.22%, 08/01/07(i)                            A-1+      P-1      3,525        3,525,000
-----------------------------------------------------------------------------------------
Salt Lake City (City of) Redevelopment
  Agency; Refunding Community Business
  District Neighborhood Redevelopment Tax Jr.
  Lien Series 2002 A RB
  3.75%, 03/01/04(h)                              --      Aaa      1,000        1,011,780
=========================================================================================
                                                                               32,116,369
=========================================================================================

VERMONT-0.43%

Vermont (State of) Educational & Health
  Building Financing Agency (Fletcher Allen
  Health Care Inc.); Hospital VRD Series 2000
  RB
  1.15%, 12/01/30(c)(h)                         A-1+   VMIG-1      8,000        8,000,000
-----------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.00%, 01/01/04(b)(k)                           --   VMIG-1      2,640        2,640,000
=========================================================================================
                                                                               10,640,000
=========================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); VRD Series
  2001 B RB (LOC-SunTrust Bank)
  1.10%, 07/01/31(b)(c)                         A-1+       --      1,545        1,545,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System);
  Commercial Paper Notes
  0.85%, 12/11/03                               A-1+      P-1    $ 5,500   $    5,500,000
-----------------------------------------------------------------------------------------
Roanoke (City of) Industrial Development
  Authority (Carilion Health System);
  Refunding Hospital VRD Series 2002 B IDR
  1.25%, 07/01/27(i)                            A-1+   VMIG-1      1,300        1,300,000
=========================================================================================
                                                                                8,345,000
=========================================================================================

WASHINGTON-5.56%

ABN AMRO Munitops Ctfs. Trust (City of
  Seattle); Multi-State Non-AMT VRD Series
  2003-7 Ctfs.
  1.13%, 11/05/03 (Acquired 05/13/03; Cost
  $10,685,000)(d)(e)(g)(m)                        --   VMIG-1     10,685       10,685,000
-----------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Refunding Limited Tax Multi-State Non-AMT
  VRD Series 2001-1 Ctfs.
  1.18%, 07/01/06 (Acquired 01/04/01; Cost
  $10,000,000)(c)(d)(e)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); VRD Series 2003 RB
  (LOC-Bank of America NT & SA)
  1.15%, 12/01/28(b)(c)(j)                        --       --      2,565        2,565,000
-----------------------------------------------------------------------------------------
Clark (County of) School District No.037
  (City of Vancouver); Refunding Unlimited
  Tax Series 2003 B GO
  2.00%, 06/01/04                                 --      Aa1      1,700        1,710,818
-----------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Supply Systems Project No. 2);
  VRD Series 964703 Class A COP
  1.15%, 07/01/11 (Acquired 05/02/01; Cost
  $5,870,000)(c)(d)(e)                          A-1+       --      5,870        5,870,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust (State of Washington);
  VRD Series 984701 COP
  1.15%, 05/01/18 (Acquired 07/20/00; Cost
  $14,400,000)(c)(d)(e)                         A-1+       --    $14,400   $   14,400,000
-----------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  (LOC-Bank of America N.A.)
  Commercial Paper Notes 0.98%, 02/19/04(b)     A-1+       --      4,300        4,300,000
-----------------------------------------------------------------------------------------
  Series A Commercial Paper Notes 0.98%,
    02/19/04(b)                                 A-1+       --      7,000        7,000,000
-----------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series
  2001 GO (LOC-Bank of America N.A.)
  1.15%, 12/01/21(b)(c)(j)                        --       --      2,600        2,600,000
-----------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank
  of America N.A.)
  1.10%, 02/15/21(b)(c)                           --   VMIG-1     10,150       10,150,000
-----------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); VRD
  Series 1998 IDR (LOC-U.S. Bank N.A.)
  1.15%, 04/01/23(b)(c)                           --   VMIG-1      3,915        3,915,000
-----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special
  Revenue (LOC-U.S. Bank N.A.)
  VRD Series 1999 A RB
    1.14%, 10/05/03(b)(c)                         --   VMIG-1     11,800       11,800,000
-----------------------------------------------------------------------------------------
  VRD Series 1999 B RB
    1.14%, 12/01/19(b)(c)                         --   VMIG-1        200          200,000
-----------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PF-846 RB
  1.14%, 01/01/10 (Acquired
  10/02/02-12/04/02; Cost
  $3,800,000)(c)(d)(e)                           A-1       --      3,800        3,800,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); VRD Series 1997
  RB (LOC-Bank of America NT & SA)
  1.15%, 01/01/27(b)(c)                         A-1+   VMIG-1    $12,705   $   12,705,000
-----------------------------------------------------------------------------------------
Pierce (County of) School District No.010
  (City of Tacoma); Unlimited Tax Series 2001
  GO
  4.00%, 06/01/04                                AA+      Aa1      3,350        3,418,850
-----------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.12%, 11/01/25(c)                            A-1+   VMIG-1      1,400        1,400,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing
  Assistance VRD Series 1994 B RB (LOC-U.S.
  Bank of Washington)
  1.15%, 05/01/19(b)(c)                         A-1+       --      2,440        2,440,000
-----------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD
  Series 1995 RB (LOC-U.S. Bank N.A.)
  1.15%, 12/01/15(b)(c)                         A-1+       --      2,870        2,870,000
-----------------------------------------------------------------------------------------
Spokane (City of) Regional Solid Waste
  Management System; Refunding Series 2003 RB
  5.00%, 12/01/03(h)                             AAA      Aaa      1,000        1,006,446
-----------------------------------------------------------------------------------------
Tacoma (City of) Conservation System
  Projects; Refunding Series 2003 RB
  2.00%, 12/01/03                                AA-      Aa1      1,120        1,121,704
-----------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.80%, 10/16/03(b)                            A-1+      P-1     15,000       15,000,000
-----------------------------------------------------------------------------------------
Thurston (County of) School District No.033
  (City of Tumwater); Unlimited Tax Series
  2003 GO
  2.00%, 12/01/03(h)                              --      Aaa      1,400        1,402,432
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Vancouver (City of) Housing Authority
  (Village Park Apartments Project); Housing
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.14%, 11/02/05(b)(c)                         A-1+       --    $ 1,515   $    1,515,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Rockwood Retirement
  Communities); VRD Nonprofit Housing Series
  2002 RB (LOC-Wells Fargo Bank N.A.)
  1.20%, 01/01/34(b)(i)                           --   VMIG-1      4,000        4,000,000
-----------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); VRD Series 2000 RB (LOC-Bank of
  America N.A.)
  1.15%, 07/01/30(b)(c)                           --   VMIG-1      1,250        1,250,000
-----------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited
  Tax Series 2001 R-A GO
  5.25%, 09/01/04(h)                             AAA      Aaa      1,000        1,037,691
=========================================================================================
                                                                              138,162,941
=========================================================================================

WEST VIRGINIA-0.41%

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington Project);
  Refunding VRD Series 2002 A-1 RB (LOC-Bank
  One West Virginia)
  1.15%, 06/01/13(b)(c)                           --   VMIG-1     10,270       10,270,000
=========================================================================================

WISCONSIN-2.63%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina)
  1.05%, 12/01/20 (Acquired 09/03/03; Cost
  $3,500,000)(b)(c)(d)                            --      Aa2      3,500        3,500,000
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE

-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Franklin (City of) Community Redevelopment
  Authority (Indian Community School-
  Milwaukee); VRD Series 2002 RB (LOC-Bank
  One Wisconsin)
  1.15%, 07/01/22(b)(c)                           --   VMIG-1    $ 7,000   $    7,000,000
-----------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project);
  VRD Series 2002 RB (LOC-M&I Marshall &
  Ilsley)
  1.15%, 04/01/32(b)(c)                           --   VMIG-1      3,090        3,090,000
-----------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (2430 West Wisconsin Avenue Project);
  Refunding Series 2003 RB
  2.00%, 03/01/04(h)                              --      Aaa      1,400        1,405,185
-----------------------------------------------------------------------------------------
New Berlin (City of) School District; Series
  2003 TAN
  1.88%, 02/01/04                                 --    MIG-1      6,200        6,216,926
-----------------------------------------------------------------------------------------
New Berlin (City of); Promissory Notes
  Unlimited Tax Series 1996 A GO
  4.50%, 12/01/03                                 --      Aa2      1,115        1,120,902
-----------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris
  Trust & Savings Bank)
  1.10%, 09/01/35(b)(c)                         A-1+       --      4,700        4,700,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); VRD Series 2003 RB (LOC-Bank One
  N.A.)
  1.12%, 07/01/28(b)(c)                           --   VMIG-1      1,450        1,450,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB (LOC-M&I Marshall
  & Ilsley Bank)
  1.15%, 06/01/23(b)(c)                           --   VMIG-1     10,000       10,000,000
-----------------------------------------------------------------------------------------


                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.15%, 09/01/19(b)(c)                          A-1       --    $ 5,938   $    5,938,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. John's Home);
  Pooled Loan VRD Series 2003 J RB (LOC-M&I
  Marshall & Ilsley Bank)
  1.15%, 07/01/23(b)(c)                           --   VMIG-1      4,250        4,250,000
-----------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
  Flow Management Program; Series 2002 B-2 RB
  2.00%, 10/30/03                                 --    MIG-1     10,000       10,005,662
-----------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series
  1993-2 RB
  4.70%, 06/01/04                                AA+      Aa2      3,500        3,583,575
-----------------------------------------------------------------------------------------

                                                 RATINGS(a)        PAR         MARKET
                                                S&P    MOODY'S    (000)        VALUE
-----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of); Unlimited Tax Series
  1994 B GO
  5.50%, 05/01/04(f)(g)                          NRR      Aaa    $ 3,100   $    3,183,389
=========================================================================================
                                                                               65,443,639
=========================================================================================

WYOMING-0.29%

Unita (County of) Pollution Control (Chevron
  U.S.A. Inc. Project); Refunding VRD Series
  1992 IDR
  1.20%, 12/01/22(i)                              --   VMIG-1      7,100        7,100,000
=========================================================================================
TOTAL INVESTMENTS-99.81% (Cost
  $2,482,298,015)(o)                                                        2,482,298,015
_________________________________________________________________________________________
=========================================================================================
OTHER ASSETS LESS LIABILITIES-0.19%                                             4,607,194
_________________________________________________________________________________________
=========================================================================================
NET ASSETS-100.00%                                                         $2,486,905,209
_________________________________________________________________________________________
=========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
CPO      - Certificates or Ordinary Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in notes (j) & (l) below. NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund (consisting of U.S. Treasury Obligation) held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/03.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $571,020,000, which represented 22.96% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)
    Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., or MBIA Insurance Corp.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined daily. Rate shown is the rate in effect on 09/30/03.
(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 09/30/03.
(l) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 09/30/03 was $20,680,000 which represented 0.83% of the Fund's net assets.
(n) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined semi-annually. Rate shown is the rate in effect on 09/30/03.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003
(Unaudited)

Investments, at market value (cost
  $2,482,298,015)                           $2,482,298,015
----------------------------------------------------------
Cash                                             6,685,045
----------------------------------------------------------
Receivables for:
  Investments sold                               2,545,000
----------------------------------------------------------
  Interest                                       6,884,691
----------------------------------------------------------
  Amount due from advisor                           13,622
----------------------------------------------------------
Investment for deferred compensation plan           69,806
----------------------------------------------------------
Other assets                                        97,001
==========================================================
     Total assets                            2,498,593,180
__________________________________________________________
==========================================================


LIABILITIES:

Payables for:
  Investments purchased                          9,834,187
----------------------------------------------------------
  Dividends                                      1,437,267
----------------------------------------------------------
  Deferred compensation plan                        69,806
----------------------------------------------------------
Accrued distribution fees                          136,458
----------------------------------------------------------
Accrued directors' fees                             60,130
----------------------------------------------------------
Accrued transfer agent fees                         31,562
----------------------------------------------------------
Accrued operating expenses                         118,561
==========================================================
     Total liabilities                          11,687,971
==========================================================
Net assets applicable to shares
  outstanding                               $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional
     paid-in)                               $2,486,953,177
----------------------------------------------------------
  Undistributed net realized gain (loss)
     from investment securities                    (47,968)
==========================================================
                                            $2,486,905,209
__________________________________________________________
==========================================================

NET ASSETS:

Institutional Class                         $1,410,775,610
__________________________________________________________
==========================================================
Private Investment Class                    $  201,098,835
__________________________________________________________
==========================================================
Personal Investment Class                   $   11,477,855
__________________________________________________________
==========================================================
Cash Management Class                       $  597,548,363
__________________________________________________________
==========================================================
Reserve Class                               $   14,011,493
__________________________________________________________
==========================================================
Resource Class                              $  251,993,053
__________________________________________________________
==========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

__________________________________________________________
==========================================================
Institutional Class:
Authorized                                  16,600,000,000
----------------------------------------------------------
Outstanding                                  1,410,749,703
__________________________________________________________
==========================================================
Private Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    201,088,230
__________________________________________________________
==========================================================
Personal Investment Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     11,475,033
__________________________________________________________
==========================================================
Cash Management Class:
Authorized                                   6,100,000,000
----------------------------------------------------------
Outstanding                                    597,551,809
__________________________________________________________
==========================================================
Reserve Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                     14,009,682
__________________________________________________________
==========================================================
Resource Class:
Authorized                                   1,100,000,000
----------------------------------------------------------
Outstanding                                    251,995,227
__________________________________________________________
==========================================================
Net asset value and offering price per
  share for each class                      $         1.00
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $14,121,270
=========================================================================

EXPENSES:

Advisory fees                                                   2,760,656
-------------------------------------------------------------------------
Administrative services fees                                      272,002
-------------------------------------------------------------------------
Custodian fees                                                     63,070
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        597,436
-------------------------------------------------------------------------
  Personal Investment Class                                        55,698
-------------------------------------------------------------------------
  Cash Management Class                                           332,805
-------------------------------------------------------------------------
  Reserve Class                                                    56,813
-------------------------------------------------------------------------
  Resource Class                                                  288,548
-------------------------------------------------------------------------
Transfer agent fees                                               241,539
-------------------------------------------------------------------------
Directors' fees                                                    23,413
-------------------------------------------------------------------------
Other                                                             235,728
=========================================================================
    Total expenses                                              4,927,708
=========================================================================
Less: Fees waived                                              (1,135,487)
-------------------------------------------------------------------------
    Net expenses                                                3,792,221
=========================================================================
Net investment income                                          10,329,049
=========================================================================
Net realized gain (loss) from investment securities                (6,195)
=========================================================================
Net increase in net assets resulting from operations          $10,322,854
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                               SEPTEMBER 30,       MARCH 31,
                                                                   2003               2003
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   10,329,049     $   26,106,952
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (6,195)           (25,175)
===============================================================================================
    Net increase in net assets resulting from operations          10,322,854         26,081,777
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (6,001,469)       (17,031,877)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (713,119)        (1,818,359)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (23,944)           (93,454)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (2,595,373)        (4,920,342)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                       (5,402)           (64,630)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (989,742)        (2,178,290)
===============================================================================================
    Decrease in net assets resulting from distributions          (10,329,049)       (26,106,952)
===============================================================================================
Share transactions-net:
  Institutional Class                                             89,554,274         82,192,016
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (26,733,555)        48,742,626
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (5,513,638)        11,894,107
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (20,132,878)       297,170,515
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,358,196         (5,545,385)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,182,884)       122,868,778
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 30,349,515        557,322,657
===============================================================================================
    Net increase in net assets                                    30,343,320        557,297,482
===============================================================================================
NET ASSETS:

  Beginning of period                                          2,456,561,889      1,899,264,407
===============================================================================================
  End of period                                               $2,486,905,209     $2,456,561,889
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class separately are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, director's fees, federal registration fees, extraordinary items including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.22%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the six months ended September 30, 2003, AIM waived fees of $683,759.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, AIM was paid $272,002 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, AISI retained $198,866 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equal to the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended September 30, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $298,718, $40,845, $266,244, $42,926 and $230,839, respectively, after FMC waived Plan fees of $298,718, $14,853, $66,561, $13,887 and $57,709, respectively.

    Certain officers and directors of the Fund are officers of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the six months ended September 30, 2003, the Fund paid legal fees of $3,442 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Independent Directors. A member of that firm is a Director of the Fund.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2003.


NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD
--------------------------------------------------------
March 31, 2004                                $16,322
--------------------------------------------------------
March 31, 2011                                 15,098
========================================================
Total capital loss carryforward               $31,420
________________________________________________________
========================================================

NOTE 6--CAPITAL STOCK INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                                               CHANGES IN SHARES OUTSTANDING
                                                           ----------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                  SEPTEMBER 30, 2003                     MARCH 31, 2003
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       6,022,615,414    $ 6,022,615,414     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    353,068,312        353,068,312       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    14,429,055         14,429,055        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,726,909,483      2,726,909,483     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                83,105,327         83,105,327       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              740,835,889        740,835,889       962,309,593        962,309,593
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,447,089          2,447,089         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        453,644            453,644         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         2,305              2,305            14,703             14,703
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         2,245,872          2,245,872         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     5,879              5,879            71,043             71,043
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  978,391            978,391         2,003,975          2,003,975
=================================================================================================================================
Reacquired:
  Institutional Class                                      (5,935,508,229)    (5,935,508,229)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (380,255,511)      (380,255,511)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (19,944,998)       (19,944,998)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    (2,749,288,233)    (2,749,288,233)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (81,753,010)       (81,753,010)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             (749,997,164)      (749,997,164)     (841,444,790)      (841,444,790)
=================================================================================================================================
                                                               30,349,515    $    30,349,515       557,322,657    $   557,322,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS


                                                                                RESOURCE CLASS
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS                                                    APRIL 6, 1999
                                               ENDED                     YEAR ENDED MARCH 31,              (DATE SALES COMMENCED)
                                             SEPTEMBER 30,        -----------------------------------       TO MARCH 31,
                                                2003                2003          2002         2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00           $   1.00      $   1.00      $  1.00              $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.004               0.01          0.02         0.04                0.03
=================================================================================================================================
Less dividends from net investment income        (0.004)             (0.01)        (0.02)       (0.04)              (0.03)
=================================================================================================================================
Net asset value, end of period                 $   1.00           $   1.00      $   1.00      $  1.00              $ 1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                    0.35%              1.06%         2.00%        3.78%               3.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $251,993           $260,178      $137,307      $15,464              $3,597
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 0.38%(b)           0.38%         0.38%        0.36%               0.36%(c)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                              0.47%(b)           0.47%         0.48%        0.49%               0.49%(c)
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       0.69%(b)           1.04%         1.84%        3.68%               3.09%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $288,547,571.
(c)  Annualized.

NOTE 8--SUBSEQUENT EVENT

On October 21, 2003, shareholders approved an Agreement and Plan of Reorganization (the "ISF Plan"), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware statutory trust.

NOTE 9--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquiries from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

ITEM 2.         CODE OF ETHICS.

                     Not applicable for filing of semi-annual reports to shareholders.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                     Not applicable for filing of semi-annual reports to shareholders.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                     Not applicable for filing of semi-annual reports to shareholders.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                     Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

As of September 15, 2003, an evaluation was performed under the supervision and with the participation of the officers of Tax-Free Investments Co. (on November 4, 2003, Tax-Free Investments Co. was redomesticated as a Delaware statutory trust and renamed Tax-Free Investments Trust) (the "Company"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of September 15, 2003, the Company's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Company is made known to the PEO and PFO. There have been no significant changes in the Company's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.        EXHIBITS.

(a)                  Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ ROBERT H. GRAHAM
   ------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:  November 26, 2003


By:  /s/ DANA R. SUTTON
   ------------------------------------
         Dana R. Sutton
         Principal Financial Officer

Date: November 26, 2003